UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2014—June 30, 2014

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

AXA Premier VIP Trust

Semi-Annual Report

June 30, 2014

AXA Premier VIP Trust

Semi-Annual Report

June 30, 2014

AXA CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies) As of June 30, 2014
EQ/Intermediate Government Bond Portfolio .	34.7%
EQ/Core Bond Index Portfolio	25.8
EQ/PIMCO Ultra Short Bond Portfolio	13.7
ATM Large Cap Managed Volatility Portfolio.	7.1
Multimanager Core Bond Portfolio	2.5
EQ/BlackRock Basic Value Equity Portfolio	2.1
AXA Large Cap Core Managed Volatility Portfolio	1.9
EQ/Global Bond PLUS Portfolio	1.9
AXA Large Cap Growth Managed Volatility Portfolio	1.8
EQ/Boston Advisors Equity Income Portfolio .	1.7
ATM International Managed Volatility Portfolio	1.6
EQ/MFS International Growth Portfolio	0.9
EQ/GAMCO Small Company Value Portfolio.	0.7
EQ/High Yield Bond Portfolio	0.4
AXA Large Cap Value Managed Volatility Portfolio	0.4
AXA International Core Managed Volatility Portfolio	0.4
ATM Mid Cap Managed Volatility Portfolio	0.4
EQ/Quality Bond PLUS Portfolio	0.4
AXA Global Equity Managed Volatility Portfolio	0.3
AXA International Value Managed Volatility Portfolio	0.3
EQ/AllianceBernstein Small Cap Growth Portfolio	0.2
EQ/Large Cap Growth Index Portfolio	0.2
Multimanager Mid Cap Growth Portfolio	0.2
AXA/Morgan Stanley Small Cap Growth Portfolio	0.1
Multimanager Mid Cap Value Portfolio	0.1
ATM Small Cap Managed Volatility Portfolio.	0.1
AXA/Lord Abbett Micro Cap Portfolio	0.1
EQ/International Equity Index Portfolio	0.0	#
# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class A
Actual	$1,000.00	$1,021.70	$2.27
Hypothetical (5% average return before expenses)	1,000.00	1,022.55	2.27
Class B
Actual	1,000.00	1,020.70	2.27
Hypothetical (5% average return before expenses)	1,000.00	1,022.55	2.27
Class K
Actual	1,000.00	1,021.70	1.02
Hypothetical (5% average return before expenses)	1,000.00	1,023.79	1.02

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.45%, 0.45% and 0.20%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	2,268,253	$25,423,109
ATM Large Cap Managed Volatility Portfolio‡	8,360,979	116,863,165
ATM Mid Cap Managed Volatility Portfolio‡	663,487	7,055,532
ATM Small Cap Managed Volatility Portfolio‡	123,495	1,664,666
AXA Global Equity Managed Volatility Portfolio‡	319,473	4,984,895
AXA International Core Managed Volatility Portfolio‡	650,662	7,077,596
AXA International Value Managed Volatility Portfolio‡	312,745	4,276,289
AXA Large Cap Core Managed Volatility Portfolio‡	3,340,444	30,809,558
AXA Large Cap Growth Managed Volatility Portfolio‡	1,117,306	29,361,700
AXA Large Cap Value Managed Volatility Portfolio‡	461,320	7,103,558
AXA/Lord Abbett Micro Cap Portfolio*‡	75,437	768,758
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	178,282	1,837,924
EQ/AllianceBernstein Small Cap Growth Portfolio‡	174,659	3,854,311
EQ/BlackRock Basic Value Equity Portfolio‡	1,653,402	35,211,815
EQ/Boston Advisors Equity Income Portfolio‡	3,970,415	28,296,916
EQ/Core Bond Index Portfolio‡	42,204,324	424,900,105
EQ/GAMCO Small Company Value Portfolio‡	184,846	10,736,331

EQ/Global Bond PLUS Portfolio‡	3,165,092	$30,628,060
EQ/High Yield Bond Portfolio‡	677,974	7,169,539
EQ/Intermediate Government Bond Portfolio‡	55,231,733	570,334,401
EQ/International Equity Index Portfolio‡	63,005	646,769
EQ/Large Cap Growth Index Portfolio‡	275,137	3,675,726
EQ/MFS International Growth Portfolio‡	2,018,741	15,454,944
EQ/PIMCO Ultra Short Bond Portfolio‡	22,660,705	225,063,763
EQ/Quality Bond PLUS Portfolio‡	765,579	6,557,178
Multimanager Core Bond Portfolio‡	4,145,111	41,723,377
Multimanager Mid Cap Growth Portfolio*‡	248,288	2,624,286
Multimanager Mid Cap Value Portfolio‡	120,073	1,725,052

Total Investments (99.6%) (Cost $1,508,538,969)		1,645,829,323
Other Assets Less Liabilities (0.4%)		6,608,605

Net Assets (100%)		$1,652,437,928

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio (a)	$30,009,704	$177,233	$5,609,241	$25,423,109	$—	$393,216
ATM Large Cap Managed Volatility Portfolio (b)	132,202,744	724,134	20,380,323	116,863,165	—	3,161,639
ATM Mid Cap Managed Volatility Portfolio (c)	7,388,522	40,693	842,581	7,055,532	—	2,969
ATM Small Cap Managed Volatility Portfolio (d)	3,816,437	11,031	1,864,746	1,664,666	—	328,414
AXA Global Equity Managed Volatility Portfolio (e)	5,401,544	36,893	511,215	4,984,895	—	201,302
AXA International Core Managed Volatility Portfolio (f)	4,516,309	25,862	442,638	7,077,596	—	115,018
AXA International Value Managed Volatility Portfolio (g)	4,386,932	14,831	314,214	4,276,289	—	11,981
AXA Large Cap Core Managed Volatility Portfolio (h)	14,717,009	62,754	3,045,490	30,809,558	—	877,887
AXA Large Cap Growth Managed Volatility Portfolio (i)	32,502,050	192,064	2,830,756	29,361,700	—	1,997,895
AXA Large Cap Value Managed Volatility Portfolio (j)	4,065,177	44,122	816,922	7,103,558	—	(5,977)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA/Lord Abbett Micro Cap Portfolio (aa)	$—	$—	$—	$768,758	$—	$—
AXA/Morgan Stanley Small Cap Growth Portfolio (bb)	—	—	—	1,837,924	—	—
CharterSM Multi-Sector Bond Portfolio (k)(cc)(dd)(ee)	24,879,668	1,066,184	1,155,142	—	—	2,860,649 (ff)
CharterSM Small Cap Growth Portfolio (l)(aa)(bb)	2,796,444	4,412	45,785	—	—	31,480
EQ/AllianceBernstein Small Cap Growth Portfolio	4,178,484	21,450	387,233	3,854,311	—	54,858
EQ/BlackRock Basic Value Equity Portfolio	35,744,784	151,742	2,226,387	35,211,815	—	962,655
EQ/Boston Advisors Equity Income Portfolio	29,606,745	136,911	2,781,502	28,296,916	—	81,345
EQ/Core Bond Index Portfolio (cc)	448,262,095	3,608,255	52,854,282	424,900,105	—	(532,381)
EQ/GAMCO Small Company Value Portfolio	11,454,612	55,525	907,682	10,736,331	—	264,063
EQ/Global Bond PLUS Portfolio	25,451,951	6,618,279	2,398,012	30,628,060	—	5,606
EQ/High Yield Bond Portfolio (dd)	—	4,000,000	—	7,169,539	—	—
EQ/Intermediate Government Bond Portfolio	623,998,007	13,713,088	75,061,380	570,334,401	—	(467,308)
EQ/International Equity Index Portfolio	616,972	—	—	646,769	—	—
EQ/Large Cap Growth Index Portfolio	11,136,748	62,754	4,107,445	3,675,726	—	3,624,428
EQ/MFS International Growth Portfolio	16,262,051	73,785	1,270,974	15,454,944	—	154,060
EQ/PIMCO Ultra Short Bond Portfolio	251,772,768	1,441,038	29,060,084	225,063,763	—	(36,287)
EQ/Quality Bond PLUS Portfolio (ee)	—	1,000,000	—	6,557,178	—	—
Multimanager Core Bond Portfolio	47,219,610	786,805	7,009,338	41,723,377	439,198	141,390
Multimanager International Equity Portfolio	3,240,008	58,868	485,124	—	33,006	(4,069)
Multimanager Large Cap Core Equity Portfolio	22,132,839	199,077	2,465,999	—	80,798	1,746,115
Multimanager Large Cap Value Portfolio	2,273,304	2,093,180	1,055,650	—	34,226	4,887
Multimanager Mid Cap Growth Portfolio	2,521,776	—	—	2,624,286	—	—
Multimanager Mid Cap Value Portfolio	1,804,476	11,031	120,773	1,725,052	—	72,388

	$1,804,359,770	$36,432,001	$220,050,918	$1,645,829,323	$587,228	$16,048,223

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as ATM International Portfolio.
(b)	Formerly known as ATM Large Cap Portfolio.
(c)	Formerly known as ATM Mid Cap Portfolio.
(d)	Formerly known as ATM Small Cap Portfolio.
(e)	Formerly known as EQ/Global Multi-Sector Equity Portfolio.
(f)	Formerly known as EQ/International Core PLUS Portfolio.
(g)	Formerly known as EQ/International Value PLUS Portfolio.
(h)	Formerly known as EQ/Large Cap Core PLUS Portfolio.
(i)	Formerly known as EQ/Large Cap Growth PLUS Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

(j)	Formerly known as EQ/Large Cap Value PLUS Portfolio.
(k)	Formerly known as Multimanager Multi-Sector Bond Portfolio.
(l)	Formerly known as Multimanager Small Cap Growth Portfolio.
(aa)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Growth Portfolio for Class K shares of the AXA/Lord Abbett Micro Cap Portfolio with a value of $754,370 (at a cost of $720,884), representing 76,697 shares of CharterSM Small Cap Growth Portfolio and 75,437 shares of AXA/Lord Abbett Micro Cap Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bb)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Growth Portfolio for Class K shares of the AXA/Morgan Stanley Small Cap Growth Portfolio with a value of $1,782,820 (at a cost of $1,469,026), representing 181,260 shares of CharterSM Small Cap Growth Portfolio and 178,282 shares of AXA/Morgan Stanley Small Cap Growth Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(cc)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Core Bond Index Portfolio in the amount of $16,600,080, representing 4,238,749 shares of CharterSM Multi-Sector Bond Portfolio and 1,663,998 shares of EQ/Core Bond Index Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(dd)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/High Yield Bond Portfolio in the amount of $3,105,582 representing 793,205 shares of CharterSM Multi-Sector Bond Portfolio and 299,086 shares of EQ/High Yield Bond Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(ee)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Quality Bond PLUS Portfolio in the amount of $5,492,951, representing 1,402,710 shares of CharterSM Multi-Sector Bond Portfolio and 648,488 shares of EQ/Quality Bond PLUS Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(ff)	$2,856,825 of the realized gain (loss) was due to the in-kind transactions noted above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,645,829,323	$—	$1,645,829,323

Total Assets	$—	$1,645,829,323	$—	$1,645,829,323

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,645,829,323	$—	$1,645,829,323

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$36,432,001
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$233,242,316

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$138,503,838
Aggregate gross unrealized depreciation	(1,397,286)

Net unrealized appreciation	$137,106,552

Federal income tax cost of investments	$1,508,722,771

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,508,538,969)	$1,645,829,323
Cash	3,884,379
Receivable for securities sold	3,812,850
Receivable from Separate Accounts for Trust shares sold	1,091,459
Dividends, interest and other receivables	540
Other assets	11,043

Total assets	1,654,629,594

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	1,361,354
Distribution fees payable – Class B	335,084
Administrative fees payable	220,973
Investment management fees payable	23,203
Trustees’ fees payable	20,340
Distribution fees payable – Class A	6,020
Accrued expenses	224,692

Total liabilities	2,191,666

NET ASSETS	$1,652,437,928

Net assets were comprised of:
Paid in capital	$1,680,022,372
Accumulated undistributed net investment income (loss)	(3,242,426)
Accumulated undistributed net realized gain (loss) on investments	(161,632,372)
Net unrealized appreciation (depreciation) on investments	137,290,354

Net assets	$1,652,437,928

Class A
Net asset value, offering and redemption price per share, $28,894,789 / 2,925,524 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.88

Class B
Net asset value, offering and redemption price per share, $1,621,894,542 / 164,137,844 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.88

Class K
Net asset value, offering and redemption price per share, $1,648,597 / 167,003 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.87

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$587,228
Interest	3,019

Total income	590,247

EXPENSES
Distribution fees – Class B	2,079,473
Administrative fees	1,286,399
Investment management fees	846,845
Printing and mailing expenses	124,291
Custodian fees	87,779
Professional fees	47,856
Distribution fees – Class A	36,120
Trustees’ fees	27,054
Miscellaneous	16,185

Gross expenses	4,552,002
Less: Waiver from investment manager	(718,802)

Net expenses	3,833,200

NET INVESTMENT INCOME (LOSS)	(3,242,953)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	16,048,223
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	22,231,645

NET REALIZED AND UNREALIZED GAIN (LOSS)	38,279,868

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$35,036,915

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,242,953)	$8,965,366
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	16,048,223	68,545,787
Net change in unrealized appreciation (depreciation) on investments	22,231,645	10,466,310

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	35,036,915	87,977,463

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(271,436)
Class B	—	(16,789,120)
Class K	—	(11,889)

	—	(17,072,445)

Distributions from net realized capital gains
Class A	—	(727,418)
Class B	—	(45,735,698)
Class K	—	(24,072)

	—	(46,487,188)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(63,559,633)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 226,223 and 599,407 shares, respectively ]	2,204,024	5,846,633
Capital shares issued in reinvestment of dividends and distributions [ 0 and 103,392 shares, respectively ]	—	998,854
Capital shares repurchased [ (273,729) and (803,873) shares, respectively ]	(2,674,562)	(7,875,878)

Total Class A transactions	(470,538)	(1,030,391)

Class B
Capital shares sold [ 7,571,994 and 20,660,467 shares, respectively ]	73,634,427	202,207,325
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,468,885 shares, respectively ]	—	62,524,818
Capital shares repurchased [ (27,242,136) and (75,500,493) shares, respectively ]	(265,169,391)	(740,345,745)

Total Class B transactions	(191,534,964)	(475,613,602)

Class K
Capital shares sold [ 191,851 and 130,438 shares, respectively ]	1,866,082	1,275,447
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,729 shares, respectively ]	—	35,961
Capital shares repurchased [ (128,845) and (31,591) shares, respectively ]	(1,251,792)	(308,099)

Total Class K transactions	614,290	1,003,309

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(191,391,212)	(475,640,684)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(156,354,297)	(451,222,854)
NET ASSETS:
Beginning of period	1,808,792,225	2,260,015,079

End of period (a)	$1,652,437,928	$1,808,792,225

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(3,242,426)	$527

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
Class A			2013		2012		2011		2010		2009
Net asset value, beginning of period	$9.67		$9.60		$9.39		$9.56		$9.51		$9.13

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.05	(e)	0.06	(e)	0.18	(e)	0.19	(e)	0.33	(e)
Net realized and unrealized gain (loss) on investments	0.23		0.36		0.36		0.02		0.53		0.59

Total from investment operations	0.21		0.41		0.42		0.20		0.72		0.92

Less distributions:
Dividends from net investment income	—		(0.09)		(0.08)		(0.18)		(0.24)		(0.24)
Distributions from net realized gains	—		(0.25)		(0.13)		(0.19)		(0.43)		(0.30)

Total dividends and distributions	—		(0.34)		(0.21)		(0.37)		(0.67)		(0.54)

Net asset value, end of period	$9.88		$9.67		$9.60		$9.39		$9.56		$9.51

Total return (b)	2.17%		4.32%		4.54%		2.15%		7.59%		10.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$28,895		$28,762		$29,519		$29,850		$20,959		$28,327
Ratio of expenses to average net assets:
After waivers (a)(f)	0.45	%(j)	0.45	%(j)	0.45	%(j)	0.15	%(k)	0.13	%(k)	0.11	%(k)
Before waivers (a)(f)	0.54%		0.53%		0.53%		0.27%		0.28%		0.29%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.38)%		0.53%		0.59%		1.90%		1.91%		3.44%
Before waivers (a)(f)(x)	(0.47)%		0.46%		0.51%		1.78%		1.77%		3.25%
Portfolio turnover rate (z)	2%		9%		30%		41%		50%		79%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
Class B			2013		2012		2011		2010		2009
Net asset value, beginning of period	$9.68		$9.61		$9.39		$9.56		$9.52		$9.13

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.04	(e)	0.06	(e)	0.15	(e)	0.17	(e)	0.22	(e)
Net realized and unrealized gain (loss) on investments	0.22		0.37		0.37		0.03		0.52		0.68

Total from investment operations	0.20		0.41		0.43		0.18		0.69		0.90

Less distributions:
Dividends from net investment income	—		(0.09)		(0.08)		(0.16)		(0.22)		(0.21)
Distributions from net realized gains	—		(0.25)		(0.13)		(0.19)		(0.43)		(0.30)

Total dividends and distributions	—		(0.34)		(0.21)		(0.35)		(0.65)		(0.51)

Net asset value, end of period	$9.88		$9.68		$9.61		$9.39		$9.56		$9.52

Total return (b)	2.07%		4.32%		4.65%		1.89%		7.20%		9.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,621,895		$1,779,026		$2,230,482		$2,214,725		$2,154,365		$2,035,540
Ratio of expenses to average net assets:
After waivers (a)(f)	0.45	%(j)	0.45	%(j)	0.45	%(j)	0.40	%(k)	0.38	%(k)	0.36	%(k)
Before waivers (a)(f)	0.54%		0.53%		0.53%		0.52%		0.53%		0.54%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.38)%		0.43%		0.62%		1.53%		1.71%		2.30%
Before waivers (a)(f)(x)	(0.47)%		0.36%		0.54%		1.40%		1.56%		2.12%
Portfolio turnover rate (z)	2%		9%		30%		41%		50%		79%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013		August 29, 2012* to December 31, 2012
Net asset value, beginning of period	$9.66		$9.59		$9.67

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.01	)(e)	0.16	(e)	0.12	(e)
Net realized and unrealized gain (loss) on investments	0.22		0.28		(0.01)

Total from investment operations	0.21		0.44		0.11

Less distributions:
Dividends from net investment income	—		(0.12)		(0.11)
Distributions from net realized gains	—		(0.25)		(0.08)

Total dividends and distributions	—		(0.37)		(0.19)

Net asset value, end of period	$9.87		$9.66		$9.59

Total return (b)	2.17%		4.59%		1.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,649		$1,004		$14
Ratio of expenses to average net assets:
After waivers (a)(f)	0.20	%(j)	0.20	%(j)	0.21	%(j)
Before waivers (a)(f)	0.29%		0.28%		0.29%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.13)%		1.58%		3.50	%(l)
Before waivers (a)(f)(x)	(0.22)%		1.50%		3.42	%(l)
Portfolio turnover rate (z)	2%		9%		30%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class A, 1.00% for Class B and 0.75% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.75% for Class A and 1.00% for Class B.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
EQ/Intermediate Government Bond Portfolio	26.0%
EQ/Core Bond Index Portfolio	19.3
ATM Large Cap Managed Volatility Portfolio	11.3
EQ/PIMCO Ultra Short Bond Portfolio	10.2
ATM International Managed Volatility Portfolio	4.2
AXA Large Cap Growth Managed Volatility Portfolio	2.9
EQ/BlackRock Basic Value Equity Portfolio	2.6
AXA Large Cap Core Managed Volatility Portfolio	2.6
EQ/Boston Advisors Equity Income Portfolio	2.4
EQ/MFS International Growth Portfolio	2.4
ATM Small Cap Managed Volatility Portfolio	2.0
Multimanager Core Bond Portfolio	1.9
EQ/AllianceBernstein Small Cap Growth Portfolio	1.5
AXA Large Cap Value Managed Volatility Portfolio	1.4
AXA Global Equity Managed Volatility Portfolio	1.4
EQ/GAMCO Small Company Value Portfolio	1.3
EQ/Global Bond PLUS Portfolio	1.1
AXA International Core Managed Volatility Portfolio	1.1
ATM Mid Cap Managed Volatility Portfolio	0.8
EQ/Large Cap Growth Index Portfolio	0.8
AXA International Value Managed Volatility Portfolio	0.6
Multimanager Mid Cap Value Portfolio	0.6
EQ/High Yield Bond Portfolio	0.5
EQ/Quality Bond Plus Portfolio	0.2
AXA/Franklin Small Cap Value Managed Volatility Portfolio	0.2
Multimanager Mid Cap Growth Portfolio	0.2
EQ/International Equity Index Portfolio	0.2
AXA/Morgan Stanley Small Cap Growth Portfolio	0.1
AXA/Pacific Global Small Cap Value Portfolio	0.1
AXA/Horizon Small Cap Value Portfolio	0.1
AXA/Lord Abbett Micro Cap Portfolio	0.0	#
# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class A
Actual	$1,000.00	$1,028.60	$2.57
Hypothetical (5% average return before expenses)	1,000.00	1,022.26	2.56
Class B
Actual	1,000.00	1,027.60	2.57
Hypothetical (5% average return before expenses)	1,000.00	1,022.26	2.56
Class K
Actual	1,000.00	1,029.60	1.32
Hypothetical (5% average return before expenses)	1,000.00	1,023.50	1.31

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.51%, 0.51% and 0.26%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	6,705,572	$75,157,625
ATM Large Cap Managed Volatility Portfolio‡	14,426,021	201,635,549
ATM Mid Cap Managed Volatility Portfolio‡	1,303,230	13,858,575
ATM Small Cap Managed Volatility Portfolio‡	2,607,370	35,146,283
AXA Global Equity Managed Volatility Portfolio‡	1,559,517	24,333,885
AXA International Core Managed Volatility Portfolio‡	1,746,397	18,996,493
AXA International Value Managed Volatility Portfolio‡	803,750	10,989,997
AXA Large Cap Core Managed Volatility Portfolio‡	5,121,632	47,237,800
AXA Large Cap Growth Managed Volatility Portfolio‡	1,959,729	51,499,741
AXA Large Cap Value Managed Volatility Portfolio‡	1,613,423	24,844,000
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	245,571	3,721,797
AXA/Horizon Small Cap Value Portfolio*‡	150,914	1,585,759
AXA/Lord Abbett Micro Cap Portfolio*‡	82,349	839,191
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	194,616	2,006,314
AXA/Pacific Global Small Cap Value Portfolio*‡	155,694	1,620,326
EQ/AllianceBernstein Small Cap Growth Portfolio‡	1,187,020	26,194,668
EQ/BlackRock Basic Value Equity Portfolio‡	2,219,490	47,267,558
EQ/Boston Advisors Equity Income Portfolio‡	6,124,178	43,646,654

EQ/Core Bond Index Portfolio‡	34,175,169	$344,065,056
EQ/GAMCO Small Company Value Portfolio‡	401,359	23,311,905
EQ/Global Bond PLUS Portfolio‡	1,991,354	19,269,994
EQ/High Yield Bond Portfolio‡	871,284	9,213,783
EQ/Intermediate Government Bond Portfolio‡	44,897,968	463,625,779
EQ/International Equity Index Portfolio‡	338,509	3,474,898
EQ/Large Cap Growth Index Portfolio‡	1,019,395	13,618,742
EQ/MFS International Growth Portfolio‡	5,518,311	42,246,711
EQ/PIMCO Ultra Short Bond Portfolio‡	18,357,632	182,326,089
EQ/Quality Bond Plus Portfolio‡	547,848	4,692,317
Multimanager Core Bond Portfolio‡ .	3,310,030	33,317,715
Multimanager Mid Cap Growth Portfolio*‡	341,388	3,608,305
Multimanager Mid Cap Value Portfolio‡	731,362	10,507,275

Total Investments (100.0%) (Cost $1,508,460,440)		1,783,860,784
Other Assets Less Liabilities (0.0%)		533,616

Net Assets (100%)		$1,784,394,400

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio (a)	$86,047,811	$133,194	$13,724,258	$75,157,625	$—	$765,169
ATM Large Cap Managed Volatility Portfolio (b)	219,890,671	332,964	29,212,930	201,635,549	—	2,305,945
ATM Mid Cap Managed Volatility Portfolio (c)	19,977,848	30,273	7,021,210	13,858,575	—	81,359
ATM Small Cap Managed Volatility Portfolio (d)	42,989,900	56,903	8,527,529	35,146,283	—	291,048
AXA Global Equity Managed Volatility Portfolio (e)	22,603,968	2,030,274	1,425,555	24,333,885	—	177,015
AXA International Core Managed Volatility Portfolio (f)	12,394,118	20,580	786,373	18,996,493	—	212,779
AXA International Value Managed Volatility Portfolio (g)	9,683,086	1,514,529	722,188	10,989,997	—	14,670
AXA Large Cap Core Managed Volatility Portfolio (h)	27,256,352	35,109	4,936,392	47,237,800	—	1,390,495
AXA Large Cap Growth Managed Volatility Portfolio (i)	53,116,575	82,341	2,374,578	51,499,741	—	1,935,847

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA Large Cap Value Managed Volatility Portfolio (j)	$14,179,825	$26,652	$847,881	$24,844,000	$—	$818,258
AXA/Franklin Small Cap Value Managed Volatility Portfolio (k)	3,850,502	2,429	108,966	3,721,797	—	148,741
AXA/Horizon Small Cap Value Portfolio (aa)	—	—	—	1,585,759	—	—
AXA/Lord Abbett Micro Cap Portfolio (bb)	—	—	—	839,191	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio (cc)	—	—	—	2,006,314	—	—
AXA/Pacific Global Small Cap Value Portfolio (dd)	—	—	—	1,620,326	—	—
CharterSM Multi-Sector Bond Portfolio (l)(ee)(ff)(gg)	18,334,136	4,858	3,641,943	—	—	(7,647,824	)(hh)
CharterSM Small Cap Growth Portfolio (m)(bb)(cc)	3,101,691	1,215	71,540	—	—	57,314
CharterSM Small Cap Value Portfolio (n)(aa)(dd)	3,232,286	1,215	89,345	—	—	39,508
EQ/AllianceBernstein Small Cap Growth Portfolio	27,823,700	48,424	2,233,902	26,194,668	—	87,393
EQ/BlackRock Basic Value Equity Portfolio	49,130,812	72,625	3,541,036	47,267,558	—	1,738,561
EQ/Boston Advisors Equity Income Portfolio	46,932,980	78,675	5,375,614	43,646,654	—	143,558
EQ/Core Bond Index Portfolio (ee)	343,070,819	11,953,335	28,275,506	344,065,056	—	(146,057)
EQ/GAMCO Small Company Value Portfolio	23,873,855	32,680	1,157,816	23,311,905	—	297,768
EQ/Global Bond PLUS Portfolio	15,911,228	3,921,794	1,121,585	19,269,994	—	(16,299)
EQ/High Yield Bond Portfolio (ff)	—	7,250,000	—	9,213,783	—	—
EQ/Intermediate Government Bond Portfolio	485,278,482	16,274,898	43,835,643	463,625,779	—	(171,459)
EQ/International Equity Index Portfolio	3,445,347	1,215	130,119	3,474,898	—	(1,265)
EQ/Large Cap Growth Index Portfolio	18,347,886	25,438	2,850,928	13,618,742	—	2,640,919
EQ/MFS International Growth Portfolio	42,217,876	1,559,332	2,983,741	42,246,711	—	92,545
EQ/PIMCO Ultra Short Bond Portfolio	194,136,499	5,316,005	17,835,034	182,326,089	—	(10,723)
EQ/Quality Bond PLUS Portfolio (gg)	—	1,250,000	—	4,692,317	—	—
Multimanager Core Bond Portfolio	35,662,826	411,423	3,422,789	33,317,715	341,204	3,794
Multimanager International Equity Portfolio	7,073,822	86,993	283,621	—	79,728	62,089
Multimanager Large Cap Core Equity Portfolio	25,132,347	141,985	1,289,983	—	104,447	567,418
Multimanager Large Cap Value Portfolio	5,672,228	6,128,260	971,115	—	108,872	235,718
Multimanager Mid Cap Growth Portfolio	3,467,357	—	—	3,608,305	—	—
Multimanager Mid Cap Value Portfolio	10,584,459	14,529	486,034	10,507,275	—	250,824

	$1,874,421,292	$58,840,147	$189,285,154	$1,783,860,784	$634,251	$6,365,108

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as ATM International Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

(b)	Formerly known as ATM Large Cap Portfolio.
(c)	Formerly known as ATM Mid Cap Portfolio.
(d)	Formerly known as ATM Small Cap Portfolio.
(e)	Formerly known as EQ/Global Multi-Sector Equity Portfolio.
(f)	Formerly known as EQ/International Core PLUS Portfolio.
(g)	Formerly known as EQ/International Value PLUS Portfolio.
(h)	Formerly known as EQ/Large Cap Core PLUS Portfolio.
(i)	Formerly known as EQ/Large Cap Growth PLUS Portfolio.
(j)	Formerly known as EQ/Large Cap Value PLUS Portfolio.
(k)	Formerly known as EQ/AXA Franklin Small Cap Value Core Portfolio.
(l)	Formerly known as Multimanager Multi-Sector Bond Portfolio.
(m)	Formerly known as Multimanager Small Cap Growth Portfolio.
(n)	Formerly known as Multimanager Small Cap Value Portfolio.
(aa)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Value Portfolio for Class K shares of the AXA/Horizon SmallCap Value Portfolio with a value of $1,509,140 (at a cost of $1,153,971), representing 66,102 shares of CharterSM Small Cap Value Portfolio and 150,914 shares of AXA/Horizon Small Cap Value Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bb)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Growth Portfolio for Class K shares of the AXA/Lord Abbett Micro Cap Portfolio with a value of $823,490 (at a cost of $786,936), representing 83,066 shares of CharterSM Small Cap Growth Portfolio and 82,349 shares of AXA/Lord Abbett Micro Cap Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(cc)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Growth Portfolio for Class K shares of the AXA/Morgan Stanley Small Cap Growth Portfolio with a value of $1,946,160 (at a cost of $1,603,615), representing 196,310 shares of CharterSM Small Cap Growth Portfolio and 194,616 shares of AXA/Morgan Stanley Small Cap Growth Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(dd)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Value Portfolio for Class K shares of the AXA/Pacific Global Small Cap Value Portfolio with a value of $1,556,939 (at a cost of $1,162,939), representing 68,195 shares of CharterSM Small Cap Value Portfolio and 155,694 shares of AXA/Pacific Small Cap Value Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ee)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Core Bond Index Portfolio in the amount of $10,277,260, representing 2,624,248 shares of CharterSM Multi-Sector Bond Portfolio and 1,030,196 shares of EQ/Core Bond Index Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(ff)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/High Yield Bond Portfolio in the amount of $1,922,694, representing 491,080 shares of CharterSM Multi-Sector Bond Portfolio and 185,167 shares of EQ/High Yield Bond Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(gg)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Quality Bond PLUS Portfolio in the amount of $3,400,736, representing 868,431 shares of CharterSM Multi-Sector Bond Portfolio and 401,485 shares of EQ/Quality Bond PLUS Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(hh)	$(7,021,295) of the realized gain (loss) was due to the in-kind transactions noted above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$–	$1,783,860,784	$–	$1,783,860,784

Total Assets	$–	$1,783,860,784	$–	$1,783,860,784

Total Liabilities	$–	$–	$–	$–

Total	$–	$1,783,860,784	$–	$1,783,860,784

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$58,840,147
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$202,671,557

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$281,465,286
Aggregate gross unrealized depreciation	(6,349,606)

Net unrealized appreciation	$275,115,680

Federal income tax cost of investments	$1,508,745,104

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,508,460,440)	$1,783,860,784
Cash	2,461,856
Receivable for securities sold	756,739
Receivable from Separate Accounts for Trust shares sold	206,704
Dividends, interest and other receivables	140
Other assets	12,747

Total assets	1,787,298,970

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	1,361,753
Payable for securities purchased	602,789
Distribution fees payable – Class B	353,857
Administrative fees payable	236,322
Investment management fees payable	111,559
Trustees’ fees payable	26,891
Distribution fees payable – Class A	4,449
Accrued expenses	206,950

Total liabilities	2,904,570

NET ASSETS	$1,784,394,400

Net assets were comprised of:
Paid in capital	$1,811,022,816
Accumulated undistributed net investment income (loss)	(3,867,258)
Accumulated undistributed net realized gain (loss) on investments	(298,161,502)
Net unrealized appreciation (depreciation) on investments	275,400,344

Net assets	$1,784,394,400

Class A
Net asset value, offering and redemption price per share, $21,502,457 / 2,060,292 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.44

Class B
Net asset value, offering and redemption price per share, $1,720,378,211 / 164,765,819 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.44

Class K
Net asset value, offering and redemption price per share, $42,513,732 / 4,068,589 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.45

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$634,251
Interest	804

Total income	635,055

EXPENSES
Distribution fees – Class B	2,159,044
Administrative fees	1,358,707
Investment management fees	895,049
Printing and mailing expenses	127,435
Custodian fees	102,447
Professional fees	48,666
Trustees’ fees	27,793
Distribution fees – Class A	26,947
Miscellaneous	14,462

Gross expenses	4,760,550
Less: Waiver from investment manager	(235,517)

Net expenses	4,525,033

NET INVESTMENT INCOME (LOSS)	(3,889,978)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	6,365,108
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	46,905,794

NET REALIZED AND UNREALIZED GAIN (LOSS)	53,270,902

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$49,380,924

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,889,978)	$9,644,124
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	6,365,108	102,563,440
Net change in unrealized appreciation (depreciation) on investments	46,905,794	78,143,877

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	49,380,924	190,351,441

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(298,627)
Class B	—	(24,770,745)
Class K	—	(655,869)

	—	(25,725,241)

Distributions from net realized capital gains
Class A	—	(678,608)
Class B	—	(56,245,088)
Class K	—	(1,244,428)

	—	(58,168,124)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(83,893,365)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 180,650 and 514,245 shares, respectively ]	1,846,833	5,167,501
Capital shares issued in reinvestment of dividends and distributions [ 0 and 96,886 shares, respectively ]	—	977,235
Capital shares repurchased [ (289,454) and (589,564) shares, respectively ]	(2,960,752)	(5,979,458)

Total Class A transactions	(1,113,919)	165,278

Class B
Capital shares sold [ 4,801,976 and 13,807,281 shares, respectively ]	48,988,510	139,508,225
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,028,436 shares, respectively ]	—	81,015,833
Capital shares repurchased [ (18,421,571) and (42,814,811) shares, respectively ]	(187,905,028)	(433,871,730)

Total Class B transactions	(138,916,518)	(213,347,672)

Class K
Capital shares sold [ 305,064 and 681,411 shares, respectively ]	3,103,506	6,896,401
Capital shares issued in reinvestment of dividends and distributions [ 0 and 188,328 shares, respectively ]	—	1,900,297
Capital shares repurchased [ (279,282) and (868,304) shares, respectively ]	(2,841,947)	(8,805,463)

Total Class K transactions	261,559	(8,765)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(139,768,878)	(213,191,159)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(90,387,954)	(106,733,083)
NET ASSETS:
Beginning of period	1,874,782,354	1,981,515,437

End of period (a)	$1,784,394,400	$1,874,782,354

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(3,867,258)	$22,720

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class A	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013		2012		2011		2010		2009
Net asset value, beginning of period	$10.15		$9.64		$9.17		$9.61		$9.27		$8.73

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.05	(e)	0.05	(e)	0.06	(e)	0.14	(e)	0.24	(e)
Net realized and unrealized gain (loss) on investments	0.31		0.92		0.63		(0.11)		0.71		1.05

Total from investment operations	0.29		0.97		0.68		(0.05)		0.85		1.29

Less distributions:
Dividends from net investment income	—		(0.14)		(0.08)		(0.17)		(0.22)		(0.20)
Distributions from net realized gains	—		(0.32)		(0.13)		(0.22)		(0.29)		(0.55)

Total dividends and distributions	—		(0.46)		(0.21)		(0.39)		(0.51)		(0.75)

Net asset value, end of period	$10.44		$10.15		$9.64		$9.17		$9.61		$9.27

Total return (b)	2.86%		10.17%		7.46%		(0.45)%		9.24%		14.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$21,502		$22,020		$20,693		$20,906		$63,455		$67,465
Ratio of expenses to average net assets:
After waivers (a)(f)	0.51	%(j)	0.51	%(j)	0.51	%(j)	0.22	%(k)	0.20	%(m)	0.18	%(m)
Before waivers (a)(f)	0.54%		0.53%		0.53%		0.28%		0.28%		0.30%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.44)%		0.52%		0.56%		0.62%		1.48%		2.56%
Before waivers (a)(f)(x)	(0.47)%		0.50%		0.55%		0.56%		1.41%		2.45%
Portfolio turnover rate (z)	3%		12%		22%		30%		33%		75%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

Class B	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013		2012		2011		2010		2009
Net asset value, beginning of period	$10.16		$9.64		$9.18		$9.62		$9.27		$8.73

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.05	(e)	0.05	(e)	0.12	(e)	0.13	(e)	0.17	(e)
Net realized and unrealized gain (loss) on investments	0.30		0.93		0.62		(0.19)		0.71		1.09

Total from investment operations	0.28		0.98		0.67		(0.07)		0.84		1.26

Less distributions:
Dividends from net investment income	—		(0.14)		(0.08)		(0.15)		(0.20)		(0.17)
Distributions from net realized gains	—		(0.32)		(0.13)		(0.22)		(0.29)		(0.55)

Total dividends and distributions	—		(0.46)		(0.21)		(0.37)		(0.49)		(0.72)

Net asset value, end of period	$10.44		$10.16		$9.64		$9.18		$9.62		$9.27

Total return (b)	2.76%		10.28%		7.34%		(0.69)%		9.07%		14.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,720,378		$1,811,723		$1,921,881		$1,881,229		$2,003,775		$1,867,749
Ratio of expenses to average net assets:
After waivers (a)(f)	0.51	%(j)	0.51	%(j)	0.51	%(j)	0.47	%(k)	0.45	%(m)	0.43	%(m)
Before waivers (a)(f)	0.54%		0.53%		0.53%		0.53%		0.53%		0.55%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.44)%		0.49%		0.57%		1.21%		1.35%		1.90%
Before waivers (a)(f)(x)	(0.47)%		0.47%		0.55%		1.16%		1.28%		1.79%
Portfolio turnover rate (z)	3%		12%		22%		30%		33%		75%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,				December 1, 2011* to December 31, 2011
			2013		2012
Net asset value, beginning of period	$10.15		$9.64		$9.17		$9.41

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.01	)(e)	0.08	(e)	0.08	(e)	0.17	(e)
Net realized and unrealized gain (loss) on investments	0.31		0.92		0.62		(0.14)

Total from investment operations	0.30		1.00		0.70		0.03

Less distributions:
Dividends from net investment income	—		(0.17)		(0.10)		(0.17)
Distributions from net realized gains	—		(0.32)		(0.13)		(0.10)

Total dividends and distributions	—		(0.49)		(0.23)		(0.27)

Net asset value, end of period	$10.45		$10.15		$9.64		$9.17

Total return (b)	2.96%		10.45%		7.73%		0.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$42,514		$41,040		$38,942		$37,232
Ratio of expenses to average net assets:
After waivers (a)(f)	0.26	%(j)	0.26	%(j)	0.26	%(j)	0.25	%(k)
Before waivers (a)(f)	0.29%		0.28%		0.28%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.19)%		0.78%		0.84%		21.14	%(l)
Before waivers (a)(f)(x)	(0.22)%		0.76%		0.82%		21.12	%(l)
Portfolio turnover rate (z)	3%		12%		22%		30%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.85% for Class A, 1.10% for Class B and 0.85% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.85% for Class A and 1.10% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA MODERATE ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
EQ/Intermediate Government Bond Portfolio .	21.1%
EQ/Core Bond Index Portfolio	16.2
ATM Large Cap Managed Volatility Portfolio.	12.5
EQ/PIMCO Ultra Short Bond Portfolio	8.3
ATM International Managed Volatility Portfolio	7.1
AXA Large Cap Growth Managed Volatility Portfolio	3.4
EQ/MFS International Growth Portfolio	3.3
ATM Small Cap Managed Volatility Portfolio.	2.9
EQ/AllianceBernstein Small Cap Growth Portfolio	2.7
EQ/BlackRock Basic Value Equity Portfolio	2.6
AXA Large Cap Core Managed Volatility Portfolio	2.4
EQ/Boston Advisors Equity Income Portfolio .	2.2
AXA Large Cap Value Managed Volatility Portfolio	2.1
AXA Global Equity Managed Volatility Portfolio	2.0
EQ/GAMCO Small Company Value Portfolio.	1.8
AXA International Core Managed Volatility Portfolio	1.8
Multimanager Core Bond Portfolio	1.5
EQ/Global Bond PLUS Portfolio	1.3
ATM Mid Cap Managed Volatility Portfolio	0.8
AXA International Value Managed Volatility Portfolio	0.8
AXA/Franklin Small Cap Value Managed Volatility Portfolio	0.5
EQ/Large Cap Growth Index Portfolio	0.5
Multimanager Mid Cap Value Portfolio	0.5
EQ/Quality Bond PLUS Portfolio	0.4
AXA/Morgan Stanley Small Cap Growth Portfolio	0.3
EQ/High Yield Bond Portfolio	0.3
Multimanager Mid Cap Growth Portfolio	0.2
AXA/Lord Abbett Micro Cap Portfolio	0.1
EQ/International ETF Portfolio	0.1
EQ/International Equity Index Portfolio	0.1
AXA/Pacific Global Small Cap Value Portfolio	0.1
AXA/Horizon Small Cap Value Portfolio	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class A
Actual	$1,000.00	$1,030.90	$2.70
Hypothetical (5% average return before expenses)	1,000.00	1,022.13	2.69
Class B
Actual	1,000.00	1,030.40	2.70
Hypothetical (5% average return before expenses)	1,000.00	1,022.13	2.69
Class K
Actual	1,000.00	1,032.30	1.44
Hypothetical (5% average return before expenses)	1,000.00	1,023.37	1.44

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.54%, 0.54% and 0.29%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	63,176,235	$708,094,063
ATM Large Cap Managed Volatility Portfolio‡	88,520,139	1,237,264,697
ATM Mid Cap Managed Volatility Portfolio‡	7,718,319	82,076,736
ATM Small Cap Managed Volatility Portfolio‡	21,508,043	289,919,659
AXA Global Equity Managed Volatility Portfolio‡	12,371,260	193,034,672
AXA International Core Managed Volatility Portfolio‡	15,962,196	173,629,299
AXA International Value Managed Volatility Portfolio‡	5,698,237	77,914,342
AXA Large Cap Core Managed Volatility Portfolio‡	26,243,666	242,050,408
AXA Large Cap Growth Managed Volatility Portfolio‡	12,765,592	335,467,076
AXA Large Cap Value Managed Volatility Portfolio‡	13,806,415	212,595,564
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	3,434,450	52,051,447
AXA/Horizon Small Cap Value Portfolio*‡	819,834	8,614,565
AXA/Lord Abbett Micro Cap Portfolio*‡	1,376,056	14,022,936
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	3,252,051	33,525,635
AXA/Pacific Global Small Cap Value Portfolio*‡	845,802	8,802,347
EQ/AllianceBernstein Small Cap Growth Portfolio‡	12,010,183	265,035,741
EQ/BlackRock Basic Value Equity Portfolio‡	12,107,444	257,847,239
EQ/Boston Advisors Equity Income Portfolio‡	30,716,945	218,917,860
EQ/Core Bond Index Portfolio‡	159,454,510	1,605,338,781

EQ/GAMCO Small Company Value Portfolio‡	3,106,002	$180,404,240
EQ/Global Bond PLUS Portfolio‡	13,455,772	130,209,242
EQ/High Yield Bond Portfolio‡	3,128,626	33,085,045
EQ/Intermediate Government Bond Portfolio‡	203,223,244	2,098,525,614
EQ/International Equity Index Portfolio‡	938,941	9,638,500
EQ/International ETF Portfolio‡	1,663,269	11,291,683
EQ/Large Cap Growth Index Portfolio‡	3,839,398	51,292,950
EQ/MFS International Growth Portfolio‡	42,695,660	326,866,566
EQ/PIMCO Ultra Short Bond Portfolio‡	83,242,751	826,758,318
EQ/Quality Bond PLUS Portfolio‡	4,350,340	37,260,643
Multimanager Core Bond Portfolio‡ .	14,507,735	146,030,270
Multimanager Mid Cap Growth Portfolio*‡	1,359,377	14,367,979
Multimanager Mid Cap Value Portfolio‡	3,284,049	47,181,007

Total Investments (100.0%) (Cost $8,172,593,733)		9,929,115,124
Other Assets Less Liabilities (0.0%)		(3,322,452)

Net Assets (100%)		$9,925,792,672

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio (a)	$735,649,732	$1,072,368	$57,763,284	$708,094,063	$—	$2,990,530
ATM Large Cap Managed Volatility Portfolio (b)	1,305,113,528	124,059	141,517,494	1,237,264,697	—	5,716,448
ATM Mid Cap Managed Volatility Portfolio (c)	101,782,980	10,338	25,074,384	82,076,736	—	(49,064)
ATM Small Cap Managed Volatility Portfolio (d)	330,264,467	15,508	47,179,134	289,919,659	—	839,700
AXA Global Equity Managed Volatility Portfolio (e)	182,892,061	11,018,092	11,501,843	193,034,672	—	(351,865)
AXA International Core Managed Volatility Portfolio (f)	105,582,512	10,338	4,812,426	173,629,299	—	1,268,775

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Value Managed Volatility Portfolio (g)	$74,605,575	$5,007,754	$5,255,760	$77,914,342	$—	$99,754
AXA Large Cap Core Managed Volatility Portfolio (h)	150,666,190	15,508	25,881,625	242,050,408	—	9,480,862
AXA Large Cap Growth Managed Volatility Portfolio (i)	361,369,906	36,184	20,134,900	335,467,076	—	23,511,152
AXA Large Cap Value Managed Volatility Portfolio (j)	94,520,809	5,010,338	6,362,063	212,595,564	—	2,699,474
AXA/Franklin Small Cap Value Managed Volatility Portfolio (k)	53,997,575	5,169	2,582,283	52,051,447	—	1,180,376
AXA/Horizon Small Cap Value Portfolio (aa)	—	—	—	8,614,565	—	—
AXA/Lord Abbett Micro Cap Portfolio (bb)	—	—	—	14,022,936	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio (cc)	—	—	—	33,525,635	—	—
AXA/Pacific Global Small Cap Value Portfolio (dd)	—	—	—	8,802,347	—	—
CharterSM Multi-Sector Bond Portfolio (l)(ee)(ff)(gg)	86,336,536	20,000,000	11,645,473	—	—	(34,292,275	)(hh)
CharterSM Small Cap Growth Portfolio (m)(bb)(cc)	55,611,544	—	3,245,144	—	—	2,908,759
CharterSM Small Cap Value Portfolio (n)(aa)(dd)	17,440,391	—	482,424	—	—	94,528
EQ/AllianceBernstein Small Cap Growth Portfolio	274,380,925	5,031,015	20,508,111	265,035,741	—	144,427
EQ/BlackRock Basic Value Equity Portfolio	247,260,136	5,023,261	10,966,565	257,847,239	—	1,638,266
EQ/Boston Advisors Equity Income Portfolio	229,997,490	23,261	21,407,086	218,917,860	—	620,793
EQ/Core Bond Index Portfolio (ee)	1,561,374,790	50,165,412	101,499,170	1,605,338,781	—	(133,467)
EQ/GAMCO Small Company Value Portfolio	177,979,704	5,018,092	9,188,374	180,404,240	—	230,749
EQ/Global Bond PLUS Portfolio	71,721,146	61,010,338	5,785,260	130,209,242	—	9,205
EQ/High Yield Bond Portfolio (ff)	—	21,000,000	—	33,085,045	—	—
EQ/Intermediate Government Bond Portfolio	2,172,535,911	70,927,442	171,338,825	2,098,525,614	—	(667,676)
EQ/International Equity Index Portfolio	17,859,035	—	6,077,992	9,638,500	—	2,575,911
EQ/International ETF Portfolio	14,667,118	—	3,374,439	11,291,683	—	425,561
EQ/Large Cap Growth Index Portfolio	87,757,304	10,338	18,366,266	51,292,950	—	20,512,956
EQ/MFS International Growth Portfolio	330,103,333	5,033,599	20,151,294	326,866,566	—	(21,144)
EQ/PIMCO Ultra Short Bond Portfolio	884,255,159	10,103,383	70,811,280	826,758,318	—	(58,830)
EQ/Quality Bond PLUS Portfolio (gg)	—	16,000,000	—	37,260,643	—	—
Multimanager Core Bond Portfolio	156,760,950	1,531,070	15,197,997	146,030,270	1,502,640	15,590

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
Multimanager International Equity Portfolio	$70,393,068	$794,716	$2,774,187	$—	$786,962	$1,140,688
Multimanager Large Cap Core Equity Portfolio	119,181,107	509,607	5,366,029	—	499,268	2,353,927
Multimanager Large Cap Value Portfolio	105,441,808	11,114,482	6,955,114	—	1,104,144	764,842
Multimanager Mid Cap Growth Portfolio	13,806,735	—	—	14,367,979	—	—
Multimanager Mid Cap Value Portfolio	48,801,767	5,169	2,979,541	47,181,007	—	1,629,216

	$10,240,111,292	$305,626,841	$856,185,767	$9,929,115,124	$3,893,014	$47,278,168

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as ATM International Portfolio.
(b)	Formerly known as ATM Large Cap Portfolio.
(c)	Formerly known as ATM Mid Cap Portfolio.
(d)	Formerly known as ATM Small Cap Portfolio.
(e)	Formerly known as EQ/Global Multi-Sector Equity Portfolio.
(f)	Formerly known as EQ/International Core PLUS Portfolio.
(g)	Formerly known as EQ/International Value PLUS Portfolio.
(h)	Formerly known as EQ/Large Cap Core PLUS Portfolio.
(i)	Formerly known as EQ/Large Cap Growth PLUS Portfolio.
(j)	Formerly known as EQ/Large Cap Value PLUS Portfolio.
(k)	Formerly known as EQ/AXA Franklin Small Cap Value Core Portfolio.
(l)	Formerly known as Multimanager Multi-Sector Bond Portfolio.
(m)	Formerly known as Multimanager Small Cap Growth Portfolio.
(n)	Formerly known as Multimanager Small Cap Value Portfolio.
(aa)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Value Portfolio for Class K shares of the AXA/Horizon Small Cap Value Portfolio with a value of $8,198,340 (at a cost of $6,268,902), representing 415,288 shares of CharterSM Small Cap Value Portfolio and 819,834 shares of AXA/Horizon Small Cap Value Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bb)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Growth Portfolio for Class K shares of the AXA/Lord Abbett Micro Cap Portfolio with a value of $13,760,560 (at a cost of $13,149,736), representing 1,011,682 shares of CharterSM Small Cap Growth Portfolio and 1,376,056 shares of AXA/Lord Abbett Micro Cap Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(cc)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Growth Portfolio for Class K shares of the AXA/Morgan Stanley Small Cap Growth Portfolio with a value of $32,520,510 (at a cost of $26,796,556), representing 2,390,922 shares of CharterSM Small Cap Growth Portfolio and 3,252,051 shares of AXA/Morgan Stanley Small Cap Growth Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(dd)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Value Portfolio for Class K shares of the AXA/Pacific Global Small Cap Value Portfolio with a value of $8,458,019 (at a cost of $6,317,626), representing 428,442 shares of CharterSM Small Cap Value Portfolio and 845,802 shares of AXA/Pacific Small Cap Value Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ee)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Core Bond Index Portfolio in the amount of $63,403,698, representing 16,189,825 shares of CharterSM Multi-Sector Bond Portfolio and 6,355,610 shares of EQ/Core Bond Index Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(ff)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/High Yield Bond Portfolio in the amount of $11,861,715, representing 3,029,632 shares of CharterSM Multi-Sector Bond Portfolio and 1,142,352 shares of EQ/High Yield Bond Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(gg)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Quality Bond PLUS Portfolio in the amount of $20,980,225, representing 5,357,626 shares of CharterSM Multi-Sector Bond Portfolio and 2,476,887 shares of EQ/Quality Bond PLUS Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(hh)	$(34,377,656) of the realized gain (loss) was due to the in-kind transactions noted above.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$9,929,115,124	$—	$9,929,115,124

Total Assets	$—	$9,929,115,124	$—	$9,929,115,124

Total Liabilities	$—	$—	$—	$—

Total	$—	$9,929,115,124	$—	$9,929,115,124

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$305,626,841
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$937,841,591

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,791,362,320
Aggregate gross unrealized depreciation	(35,534,653)

Net unrealized appreciation	$1,755,827,667

Federal income tax cost of investments	$8,173,287,457

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $8,172,593,733)	$9,929,115,124
Cash	7,915,758
Receivable for securities sold	4,542,713
Receivable from Separate Accounts for Trust shares sold	703,967
Dividends, interest and other receivables	722
Other assets	72,624

Total assets	9,942,350,908

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	11,302,356
Distribution fees payable – Class B	1,479,542
Administrative fees payable	1,238,905
Investment management fees payable	1,143,622
Distribution fees payable – Class A	492,626
Trustees’ fees payable	289,382
Accrued expenses	611,803

Total liabilities	16,558,236

NET ASSETS	$9,925,792,672

Net assets were comprised of:
Paid in capital	$10,320,941,808
Accumulated undistributed net investment income (loss)	(22,140,230)
Accumulated undistributed net realized gain (loss) on investments	(2,129,530,297)
Net unrealized appreciation (depreciation) on investments	1,756,521,391

Net assets	$9,925,792,672

Class A
Net asset value, offering and redemption price per share, $2,402,668,771 / 160,149,780 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.00

Class B
Net asset value, offering and redemption price per share, $7,201,487,018 / 483,182,475 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.90

Class K
Net asset value, offering and redemption price per share, $321,636,883 / 21,413,156 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.02

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$3,893,014
Interest	3,799

Total income	3,896,813

EXPENSES
Distribution fees – Class B	8,988,329
Administrative fees	7,415,834
Investment management fees	4,932,431
Distribution fees – Class A	2,953,206
Printing and mailing expenses	695,594
Recoupment fees	596,484
Professional fees	162,065
Trustees’ fees	151,738
Custodian fees	103,922
Miscellaneous	81,055

Total expenses	26,080,658

NET INVESTMENT INCOME (LOSS)	(22,183,845)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($47,278,168 of realized gain (loss) from affiliates)	47,503,711
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	273,940,414

NET REALIZED AND UNREALIZED GAIN (LOSS)	321,444,125

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$299,260,280

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(22,183,845)	$57,008,412
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	47,503,711	555,137,308
Net change in unrealized appreciation (depreciation) on investments	273,940,414	655,664,291

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	299,260,280	1,267,810,011

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(37,437,494)
Class B	—	(117,253,881)
Class K	—	(5,714,892)

	—	(160,406,267)

Distributions from net realized capital gains
Class A	—	(66,375,574)
Class B	—	(211,401,101)
Class K	—	(8,721,059)

	—	(286,497,734)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(446,904,001)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 2,439,893 and 5,078,697 shares, respectively ]	35,723,816	72,667,174
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,209,164 shares, respectively ]	—	103,813,068
Capital shares repurchased [ (7,779,797) and (18,395,717) shares, respectively ]	(113,877,001)	(263,011,430)

Total Class A transactions	(78,153,185)	(86,531,188)

Class B
Capital shares sold [ 5,243,479 and 16,507,924 shares, respectively ]	76,149,048	233,461,177
Capital shares issued in reinvestment of dividends and distributions [ 0 and 22,976,227 shares, respectively ]	—	328,654,982
Capital shares repurchased [ (41,588,285) and (80,730,017) shares, respectively ]	(603,250,871)	(1,152,959,379)

Total Class B transactions	(527,101,823)	(590,843,220)

Class K
Capital shares sold [ 537,248 and 784,597 shares, respectively ]	7,858,945	11,193,182
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,001,990 shares, respectively ]	—	14,435,951
Capital shares repurchased [ (966,913) and (2,143,674) shares, respectively ]	(14,124,079)	(30,730,120)

Total Class K transactions	(6,265,134)	(5,100,987)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(611,520,142)	(682,475,395)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(312,259,862)	138,430,615
NET ASSETS:
Beginning of period	10,238,052,534	10,099,621,919

End of period (a)	$9,925,792,672	$10,238,052,534

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(22,140,230)	$43,615

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013		2012		2011		2010		2009
Net asset value, beginning of period	$14.55		$13.45		$12.60		$13.45		$12.80		$11.82

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.08	(e)	0.07	(e)	0.16	(e)	0.18	(e)	0.23	(e)
Net realized and unrealized gain (loss) on investments	0.48		1.66		1.05		(0.45)		1.11		1.82

Total from investment operations	0.45		1.74		1.12		(0.29)		1.29		2.05

Less distributions:
Dividends from net investment income	—		(0.23)		(0.11)		(0.24)		(0.32)		(0.21)
Distributions from net realized gains	—		(0.41)		(0.16)		(0.32)		(0.32)		(0.86)

Total dividends and distributions	—		(0.64)		(0.27)		(0.56)		(0.64)		(1.07)

Net asset value, end of period	$15.00		$14.55		$13.45		$12.60		$13.45		$12.80

Total return (b)	3.09%		13.07%		8.85%		(2.14)%		10.14%		17.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,402,669		$2,408,537		$2,307,690		$2,311,825		$2,881,375		$2,775,033
Ratio of expenses to average net assets:
After waivers (a)(f)	0.54	%(j)	0.53	%(j)	0.54	%(j)	0.25	%(k)	0.23	%(m)	0.21	%(m)
Before waivers (a)(f)	0.54%		0.53%		0.54%		0.26%		0.27%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.46)%		0.57%		0.54%		1.22%		1.39%		1.85%
Before waivers (a)(f)(x)	(0.46)%		0.57%		0.54%		1.21%		1.36%		1.78%
Portfolio turnover rate (z)	3%		11%		18%		23%		26%		71%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class B	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013		2012		2011		2010		2009
Net asset value, beginning of period	$14.46		$13.36		$12.52		$13.37		$12.72		$11.76

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.08	(e)	0.07	(e)	0.15	(e)	0.15	(e)	0.21	(e)
Net realized and unrealized gain (loss) on investments	0.47		1.66		1.03		(0.48)		1.10		1.78

Total from investment operations	0.44		1.74		1.10		(0.33)		1.25		1.99

Less distributions:
Dividends from net investment income	—		(0.23)		(0.10)		(0.20)		(0.28)		(0.17)
Distributions from net realized gains	—		(0.41)		(0.16)		(0.32)		(0.32)		(0.86)

Total dividends and distributions	—		(0.64)		(0.26)		(0.52)		(0.60)		(1.03)

Net asset value, end of period	$14.90		$14.46		$13.36		$12.52		$13.37		$12.72

Total return (b)	3.04%		13.15%		8.82%		(2.41)%		9.91%		16.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,201,487		$7,511,631		$7,493,390		$7,488,398		$8,291,295		$7,830,939
Ratio of expenses to average net assets:
After waivers (a)(f)	0.54	%(j)	0.53	%(j)	0.54	%(j)	0.50	%(k)	0.48	%(m)	0.46	%(m)
Before waivers (a)(f)	0.54%		0.53%		0.54%		0.51%		0.52%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.46)%		0.54%		0.54%		1.12%		1.16%		1.69%
Before waivers (a)(f)(x)	(0.46)%		0.54%		0.54%		1.11%		1.13%		1.62%
Portfolio turnover rate (z)	3%		11%		18%		23%		26%		71%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,				December 1, 2011* to December 31, 2011
			2013		2012
Net asset value, beginning of period	$14.55		$13.45		$12.60		$12.97

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.12	(e)	0.11	(e)	0.23	(e)
Net realized and unrealized gain (loss) on investments	0.49		1.66		1.04		(0.21)

Total from investment operations	0.47		1.78		1.15		0.02

Less distributions:
Dividends from net investment income	—		(0.27)		(0.14)		(0.23)
Distributions from net realized gains	—		(0.41)		(0.16)		(0.16)

Total dividends and distributions	—		(0.68)		(0.30)		(0.39)

Net asset value, end of period	$15.02		$14.55		$13.45		$12.60

Total return (b)	3.23%		13.35%		9.12%		0.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$321,637		$317,885		$298,541		$293,976
Ratio of expenses to average net assets:
After waivers (a)(f)	0.29	%(j)	0.28	%(j)	0.29	%(j)	0.27	%(k)
Before waivers (a)(f)	0.29%		0.28%		0.29%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.21)%		0.82%		0.79%		21.57	%(l)
Before waivers (a)(f)(x)	(0.21)%		0.82%		0.79%		21.57	%(l)
Portfolio turnover rate (z)	3%		11%		18%		23%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class A, 1.15% for Class B and 0.90% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.90% for Class A, 1.15% for Class B and 0.90% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.90% for Class A and 1.15% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA MODERATE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
ATM Large Cap Managed Volatility Portfolio.	17.4%
EQ/Intermediate Government Bond Portfolio .	13.2
EQ/Core Bond Index Portfolio	9.6
ATM International Managed Volatility Portfolio	9.3
ATM Small Cap Managed Volatility Portfolio.	5.2
EQ/PIMCO Ultra Short Bond Portfolio	4.8
AXA Large Cap Value Managed Volatility Portfolio	4.7
AXA Large Cap Growth Managed Volatility Portfolio	4.0
AXA Large Cap Core Managed Volatility Portfolio	3.9
EQ/AllianceBernstein Small Cap Growth Portfolio	3.8
EQ/MFS International Growth Portfolio	3.7
EQ/BlackRock Basic Value Equity Portfolio	2.7
AXA International Core Managed Volatility Portfolio	2.4
EQ/Boston Advisors Equity Income Portfolio .	2.2
AXA Global Equity Managed Volatility Portfolio	2.1
EQ/GAMCO Small Company Value Portfolio.	1.8
AXA International Value Managed Volatility Portfolio	1.3
EQ/Large Cap Growth Index Portfolio	1.3
AXA/Morgan Stanley Small Cap Growth Portfolio	1.0
ATM Mid Cap Managed Volatility Portfolio	1.0
AXA/Franklin Small Cap Value Managed Volatility Portfolio	0.9
Multimanager Core Bond Portfolio	0.9
EQ/International ETF Portfolio	0.4
AXA/Lord Abbett Micro Cap Portfolio	0.4
AXA/Pacific Global Small Cap Value Portfolio	0.4
AXA/Horizon Small Cap Value Portfolio	0.4
EQ/International Equity Index Portfolio	0.4
EQ/Quality Bond PLUS Portfolio	0.3
Multimanager Mid Cap Value Portfolio	0.2
Multimanager Mid Cap Growth Portfolio	0.1
EQ/High Yield Bond Portfolio	0.1
EQ/Global Bond PLUS Portfolio	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class A
Actual	$1,000.00	$1,036.90	$2.64
Hypothetical (5% average return before expenses)	1,000.00	1,022.20	2.62
Class B
Actual	1,000.00	1,037.70	2.64
Hypothetical (5% average return before expenses)	1,000.00	1,022.20	2.62
Class K
Actual	1,000.00	1,038.60	1.38
Hypothetical (5% average return before expenses)	1,000.00	1,023.44	1.37

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.52%, 0.52% and 0.27%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	94,934,842	$1,064,051,971
ATM Large Cap Managed Volatility Portfolio‡	142,835,731	1,996,445,214
ATM Mid Cap Managed Volatility Portfolio‡	10,951,280	116,456,089
ATM Small Cap Managed Volatility Portfolio‡	44,740,989	603,090,301
AXA Global Equity Managed Volatility Portfolio‡	15,471,391	241,407,500
AXA International Core Managed Volatility Portfolio‡	25,351,616	275,763,022
AXA International Value Managed Volatility Portfolio‡	10,812,515	147,843,968
AXA Large Cap Core Managed Volatility Portfolio‡	48,876,504	450,797,447
AXA Large Cap Growth Managed Volatility Portfolio‡	17,392,977	457,070,178
AXA Large Cap Value Managed Volatility Portfolio‡	34,844,508	536,546,804
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	6,842,194	103,698,144
AXA/Horizon Small Cap Value Portfolio*‡	4,146,951	43,574,888
AXA/Lord Abbett Micro Cap Portfolio*‡	4,815,282	49,070,975
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	11,380,021	117,317,492
AXA/Pacific Global Small Cap Value Portfolio*‡	4,278,303	44,524,745
EQ/AllianceBernstein Small Cap Growth Portfolio‡	19,790,632	436,731,452
EQ/BlackRock Basic Value Equity Portfolio‡	14,835,607	315,947,812
EQ/Boston Advisors Equity Income Portfolio‡	35,701,598	254,443,191
EQ/Core Bond Index Portfolio‡	109,889,744	$1,106,336,016
EQ/GAMCO Small Company Value Portfolio‡	3,575,965	207,700,845
EQ/Global Bond PLUS Portfolio‡	639,817	6,191,399
EQ/High Yield Bond Portfolio‡	802,548	8,486,896
EQ/Intermediate Government Bond Portfolio‡	147,250,233	1,520,536,621
EQ/International Equity Index Portfolio‡	4,205,678	43,172,512
EQ/International ETF Portfolio‡	7,331,529	49,772,664
EQ/Large Cap Growth Index Portfolio‡	10,804,884	144,349,302
EQ/MFS International Growth Portfolio‡	55,398,594	424,116,831
EQ/PIMCO Ultra Short Bond Portfolio‡	55,238,295	548,620,986
EQ/Quality Bond PLUS Portfolio‡	4,182,820	35,825,833
Multimanager Core Bond Portfolio‡ .	10,120,574	101,870,495
Multimanager Mid Cap Growth Portfolio*‡	1,389,419	14,685,499
Multimanager Mid Cap Value Portfolio‡	1,291,330	18,552,181

Total Investments (100.0%) (Cost $8,640,685,583)		11,484,999,273
Other Assets Less Liabilities (0.0%)		(2,534,896)

Net Assets (100%)		$11,482,464,377

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio (a)	$1,102,338,381	$1,203,796	$83,417,228	$1,064,051,971	$—	$3,697,421
ATM Large Cap Managed Volatility Portfolio (b)	2,086,031,807	364,687	211,229,481	1,996,445,214	—	5,323,951
ATM Mid Cap Managed Volatility Portfolio (c)	148,397,718	32,178	39,221,136	116,456,089	—	335,763
ATM Small Cap Managed Volatility Portfolio (d)	657,023,140	107,261	69,056,306	603,090,301	—	1,133,357
AXA Global Equity Managed Volatility Portfolio (e)	236,720,408	8,042,905	16,064,572	241,407,500	—	11,294

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio (f)	$166,116,114	$26,815	$7,604,526	$275,763,022	$—	$2,054,810
AXA International Value Managed Volatility Portfolio (g)	147,011,048	4,026,815	10,085,715	147,843,968	—	(38,299)
AXA Large Cap Core Managed Volatility Portfolio (h)	193,208,604	37,541	30,452,865	450,797,447	—	6,774,750
AXA Large Cap Growth Managed Volatility Portfolio (i)	488,732,136	96,535	24,968,776	457,070,178	—	30,684,768
AXA Large Cap Value Managed Volatility Portfolio (j)	264,915,355	42,904	10,373,497	536,546,804	—	9,543,490
AXA/Franklin Small Cap Value Managed Volatility Portfolio (k)	106,845,456	16,089	4,561,925	103,698,144	—	2,220,813
AXA/Horizon Small Cap Value Portfolio (aa)	—	—	—	43,574,888	—	—
AXA/Lord Abbett Micro Cap Portfolio (bb)	—	—	—	49,070,975	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio (cc)	—	—	—	117,317,492	—	—
AXA/Pacific Global Small Cap Value Portfolio (dd)	—	—	—	44,524,745	—	—
CharterSM Multi-Sector Bond Portfolio (l)(ee)(ff)(gg)	60,178,239	—	5,462,772	—	—	756,431 (hh)
CharterSM Small Cap Growth Portfolio (m)(bb)(cc)	178,409,513	—	2,671,639	—	—	1,854,090
CharterSM Small Cap Value Portfolio (n)(aa)(dd)	86,767,054	—	1,416,176	—	—	92,400
EQ/AllianceBernstein Small Cap Growth Portfolio	466,305,658	117,987	38,542,281	436,731,452	—	1,614,890
EQ/BlackRock Basic Value Equity Portfolio	301,783,154	8,042,905	14,415,453	315,947,812	—	1,660,412
EQ/Boston Advisors Equity Income Portfolio	259,204,754	48,268	16,975,997	254,443,191	—	355,063
EQ/Core Bond Index Portfolio (ee)	1,048,267,665	75,203,796	75,560,000	1,106,336,016	—	46,072
EQ/GAMCO Small Company Value Portfolio	206,644,414	8,037,541	14,090,452	207,700,845	—	730,219
EQ/Global Bond PLUS Portfolio	5,981,383	—	—	6,191,399	—	—
EQ/High Yield Bond Portfolio (ff)	—	1,500,000	—	8,486,896	—	—
EQ/Intermediate Government Bond Portfolio	1,496,372,808	140,856,420	134,849,618	1,520,536,621	—	(61,552)
EQ/International Equity Index Portfolio	51,755,782	—	7,784,547	43,172,512	—	2,732,606
EQ/International ETF Portfolio	52,616,370	—	4,579,520	49,772,664	—	160,480
EQ/Large Cap Growth Index Portfolio	194,091,080	32,178	29,368,843	144,349,302	—	28,605,210
EQ/MFS International Growth Portfolio	432,027,389	4,064,357	27,403,310	424,116,831	—	(272,359)
EQ/PIMCO Ultra Short Bond Portfolio	589,600,421	10,128,713	53,273,360	548,620,986	—	(62,916)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Quality Bond PLUS Portfolio (gg)	$—	$23,500,000	$—	$35,825,833	$—	$—
Multimanager Core Bond Portfolio	109,284,593	1,077,275	10,564,463	101,870,495	1,045,096	(16,140)
Multimanager International Equity Portfolio	114,913,455	1,290,714	5,389,722	—	1,269,262	2,282,002
Multimanager Large Cap Core Equity Portfolio	286,688,971	1,252,395	17,140,870	—	1,198,764	2,038,441
Multimanager Large Cap Value Portfolio	272,872,722	2,664,844	14,760,700	—	2,616,576	2,500,681
Multimanager Mid Cap Growth Portfolio	14,111,819	—	—	14,685,499	—	—
Multimanager Mid Cap Value Portfolio	17,425,307	—	—	18,552,181	—	—

	$11,842,642,718	$291,814,919	$981,285,750	$11,484,999,273	$6,129,698	$106,758,148

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as ATM International Portfolio.
(b)	Formerly known as ATM Large Cap Portfolio.
(c)	Formerly known as ATM Mid Cap Portfolio.
(d)	Formerly known as ATM Small Cap Portfolio.
(e)	Formerly known as EQ/Global Multi-Sector Equity Portfolio.
(f)	Formerly known as EQ/International Core PLUS Portfolio.
(g)	Formerly known as EQ/International Value PLUS Portfolio.
(h)	Formerly known as EQ/Large Cap Core PLUS Portfolio.
(i)	Formerly known as EQ/Large Cap Growth PLUS Portfolio.
(j)	Formerly known as EQ/Large Cap Value PLUS Portfolio.
(k)	Formerly known as EQ/AXA Franklin Small Cap Value Core Portfolio.
(l)	Formerly known as Multimanager Multi-Sector Bond Portfolio.
(m)	Formerly known as Multimanager Small Cap Growth Portfolio.
(n)	Formerly known as Multimanager Small Cap Value Portfolio.
(aa)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Value Portfolio for Class K shares of the AXA/Horizon Small Cap Value Portfolio with a value of $41,469,510 (at a cost of $31,709,874), representing 2,793,129 shares of CharterSM Small Cap Value Portfolio and 4,146,951 shares of AXA/Horizon Small Cap Value Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bb)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Growth Portfolio for Class K shares of the AXA/Lord Abbett Micro Cap Portfolio with a value of $48,152,820 (at a cost of $46,015,345), representing 4,242,118 shares of CharterSM Small Cap Growth Portfolio and 4,815,282 shares of AXA/Lord Abbett Micro Cap Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(cc)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Growth Portfolio for Class K shares of the AXA/Morgan Stanley Small Cap Growth Portfolio with a value of $113,800,211 (at a cost of $93,770,166), representing 10,025,455 shares of CharterSM Small Cap Growth Portfolio and 11,380,021 shares of AXA/Morgan Stanley Small Cap Growth Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(dd)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Value Portfolio for Class K shares of the AXA/Pacific Global Small Cap Value Portfolio with a value of $42,783,039 (at a cost of $31,956,326), representing 2,881,601 shares of CharterSM Small Cap Value Portfolio and 4,278,304 shares of AXA/Pacific Small Cap Value Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ee)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Core Bond Index Portfolio in the amount of $36,635,694, representing 9,354,746 shares of CharterSM Multi-Sector Bond Portfolio and 3,672,375 shares of EQ/Core Bond Index Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(ff)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/High Yield Bond Portfolio in the amount of $6,853,893, representing 1,750,571 shares of CharterSM Multi-Sector Bond Portfolio and 660,069 shares of EQ/High Yield Bond Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

(gg)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Quality Bond PLUS Portfolio in the amount of $12,122,717, representing 3,095,724 shares of CharterSM Multi-Sector Bond Portfolio and 1,431,186 shares of EQ/Quality Bond PLUS Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(hh)	$710,626 of the realized gain (loss) was due to the in-kind transactions noted above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$11,484,999,273	$—	$11,484,999,273

Total Assets	$—	$11,484,999,273	$—	$11,484,999,273

Total Liabilities	$—	$—	$—	$—

Total	$—	$11,484,999,273	$—	$11,484,999,273

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$291,814,919
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,087,333,272

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,857,335,380
Aggregate gross unrealized depreciation	(13,471,017)

Net unrealized appreciation	$2,843,864,363

Federal income tax cost of investments	$8,641,134,910

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $8,640,685,583)	$11,484,999,273
Cash	8,988,757
Receivable for securities sold	2,439,706
Receivable from Separate Accounts for Trust shares sold	880,046
Dividends, interest and other receivables	521
Other assets	84,503

Total assets	11,497,392,806

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	8,450,857
Distribution fees payable – Class B	2,280,456
Administrative fees payable	1,427,066
Investment management fees payable	934,686
Payable for securities purchased	815,797
Trustees’ fees payable	202,659
Distribution fees payable – Class A	52,783
Accrued expenses	764,125

Total liabilities	14,928,429

NET ASSETS	$11,482,464,377

Net assets were comprised of:
Paid in capital	$12,133,742,246
Accumulated undistributed net investment income (loss)	(23,141,216)
Accumulated undistributed net realized gain (loss) on investments	(3,472,450,343)
Net unrealized appreciation (depreciation) on investments	2,844,313,690

Net assets	$11,482,464,377

Class A
Net asset value, offering and redemption price per share, $258,346,651 / 21,365,350 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.09

Class B
Net asset value, offering and redemption price per share, $11,134,542,351 / 920,572,647 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.10

Class K
Net asset value, offering and redemption price per share, $89,575,375 / 7,398,831 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.11

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$6,129,698
Interest	2,311

Total income	6,132,009

EXPENSES
Distribution fees – Class B	13,751,295
Administrative fees	8,520,628
Investment management fees	5,634,064
Printing and mailing expenses	800,829
Distribution fees – Class A	313,880
Professional fees	178,771
Trustees’ fees	174,811
Custodian fees	99,007
Miscellaneous	90,084

Total expenses	29,563,369

NET INVESTMENT INCOME (LOSS)	(23,431,360)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	106,758,148
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	331,116,760

NET REALIZED AND UNREALIZED GAIN (LOSS)	437,874,908

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$414,443,548

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(23,431,360)	$71,284,777
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	106,758,148	829,169,708
Net change in unrealized appreciation (depreciation) on investments	331,116,760	1,199,763,151

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	414,443,548	2,100,217,636

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(5,065,715)
Class B	—	(228,843,715)
Class K	—	(1,919,527)

	—	(235,828,957)

Distributions from net realized capital gains
Class A	—	(8,256,099)
Class B	—	(377,794,504)
Class K	—	(2,769,997)

	—	(388,820,600)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(624,649,557)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 620,344 and 1,624,463 shares, respectively ]	7,267,290	18,245,585
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,161,590 shares, respectively ]	—	13,321,814
Capital shares repurchased [ (1,212,396) and (3,286,031) shares, respectively ]	(14,159,112)	(36,856,686)

Total Class A transactions	(6,891,822)	(5,289,287)

Class B
Capital shares sold [ 5,418,472 and 19,003,563 shares, respectively ]	63,554,948	212,739,518
Capital shares issued in reinvestment of dividends and distributions [ 0 and 52,894,491 shares, respectively ]	—	606,638,219
Capital shares repurchased [ (71,506,298) and (139,090,766) shares, respectively ]	(834,082,016)	(1,578,917,284)

Total Class B transactions	(770,527,068)	(759,539,547)

Class K
Capital shares sold [ 400,249 and 973,069 shares, respectively ]	4,679,138	10,879,400
Capital shares issued in reinvestment of dividends and distributions [ 0 and 408,624 shares, respectively ]	—	4,689,524
Capital shares repurchased [ (473,004) and (1,271,465) shares, respectively ]	(5,550,961)	(14,371,789)

Total Class K transactions	(871,823)	1,197,135

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(778,290,713)	(763,631,699)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(363,847,165)	711,936,380
NET ASSETS:
Beginning of period	11,846,311,542	11,134,375,162

End of period (a)	$11,482,464,377	$11,846,311,542

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(23,141,216)	$290,144

See Notes to Financial Statements.

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AXA MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013		2012		2011		2010		2009
Net asset value, beginning of period	$11.66		$10.27		$9.43		$10.35		$9.70		$8.76

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.07	(e)	0.06	(e)	0.09	(e)	0.10	(e)	0.15	(e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.45		1.95		1.02		(0.58)		1.03		1.80

Total from investment operations	0.43		2.02		1.08		(0.49)		1.13		1.95

Less distributions:
Dividends from net investment income	—		(0.24)		(0.08)		(0.17)		(0.20)		(0.15)
Distributions from net realized gains	—		(0.39)		(0.16)		(0.26)		(0.28)		(0.86)

Total dividends and distributions	—		(0.63)		(0.24)		(0.43)		(0.48)		(1.01)

Net asset value, end of period	$12.09		$11.66		$10.27		$9.43		$10.35		$9.70

Total return (b)	3.69%		19.86%		11.50%		(4.65)%		11.69%		22.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$258,347		$255,926		$230,680		$227,348		$324,712		$283,013
Ratio of expenses to average net assets:
After waivers (a)(f)	0.52	%(j)	0.52	%(k)	0.52	%(k)	0.27	%(m)	0.26	%(n)	0.23	%(n)
Before waivers (a)(f)	0.52%		0.52%		0.52%		0.27%		0.27%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.41)%		0.64%		0.55%		0.92%		1.01%		1.57%
Before waivers (a)(f)(x)	(0.41)%		0.64%		0.55%		0.92%		1.00%		1.52%
Portfolio turnover rate (z)	3%		11%		15%		16%		20%		88%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class B	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013		2012		2011		2010		2009
Net asset value, beginning of period	$11.66		$10.27		$9.43		$10.36		$9.70		$8.76

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.07	(e)	0.05	(e)	0.10	(e)	0.07	(e)	0.12	(e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.46		1.95		1.03		(0.62)		1.04		1.81

Total from investment operations	0.44		2.02		1.08		(0.52)		1.11		1.93

Less distributions:
Dividends from net investment income	—		(0.24)		(0.08)		(0.15)		(0.17)		(0.13)
Distributions from net realized gains	—		(0.39)		(0.16)		(0.26)		(0.28)		(0.86)

Total dividends and distributions	—		(0.63)		(0.24)		(0.41)		(0.45)		(0.99)

Net asset value, end of period	$12.10		$11.66		$10.27		$9.43		$10.36		$9.70

Total return (b)	3.77%		19.86%		11.50%		(4.98)%		11.52%		22.03%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,134,542		$11,503,301		$10,828,079		$10,719,111		$12,240,547		$11,531,037
Ratio of expenses to average net assets:
After waivers (a)(f)	0.52	%(j)	0.52	%(k)	0.52	%(k)	0.52	%(m)	0.51	%(n)	0.48	%(n)
Before waivers (a)(f)	0.52%		0.52%		0.52%		0.52%		0.52%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.42)%		0.61%		0.55%		0.93%		0.73%		1.31%
Before waivers (a)(f)(x)	(0.42)%		0.61%		0.55%		0.93%		0.72%		1.26%
Portfolio turnover rate (z)	3%		11%		15%		16%		20%		88%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,				December 1, 2011* to December 31, 2011
			2013		2012
Net asset value, beginning of period	$11.66		$10.27		$9.43		$9.73

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.01	)(e)	0.10	(e)	0.08	(e)	0.16	(e)
Net realized and unrealized gain (loss) on investments	0.46		1.95		1.03		(0.15)

Total from investment operations	0.45		2.05		1.11		0.01

Less distributions:
Dividends from net investment income	—		(0.27)		(0.11)		(0.17)
Distributions from net realized gains	—		(0.39)		(0.16)		(0.14)

Total dividends and distributions	—		(0.66)		(0.27)		(0.31)

Net asset value, end of period	$12.11		$11.66		$10.27		$9.43

Total return (b)	3.86%		20.16%		11.78%		0.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$89,575		$87,084		$75,616		$71,635
Ratio of expenses to average net assets:
After waivers (a)(f)	0.27	%(j)	0.27	%(k)	0.27	%(k)	0.26	%(m)
Before waivers (a)(f)	0.27%		0.27%		0.27%		0.26%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.16)%		0.89%		0.81%		20.10	%(l)
Before waivers (a)(f)(x)	(0.16)%		0.89%		0.81%		20.10	%(l)
Portfolio turnover rate (z)	3%		11%		15%		16%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.17% for Class A, 1.17% for Class B and 0.92% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class A, 1.18% for Class B and 0.93% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.94% for Class A, 1.19% for Class B and 0.93% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class A and 1.20% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
ATM Large Cap Managed Volatility Portfolio	23.4%
ATM International Managed Volatility Portfolio	10.1
AXA Large Cap Value Managed Volatility Portfolio	9.0
ATM Small Cap Managed Volatility Portfolio	6.0
EQ/MFS International Growth Portfolio	5.0
AXA Large Cap Core Managed Volatility Portfolio	5.0
AXA Large Cap Growth Managed Volatility Portfolio	4.6
EQ/Intermediate Government Bond Portfolio	4.1
EQ/AllianceBernstein Small Cap Growth Portfolio	3.4
EQ/GAMCO Small Company Value Portfolio	3.2
EQ/Core Bond Index Portfolio	2.9
EQ/BlackRock Basic Value Equity Portfolio	2.8
EQ/Large Cap Growth Index Portfolio	2.5
AXA International Core Managed Volatility Portfolio	2.4
AXA International Value Managed Volatility Portfolio	2.4
AXA Global Equity Managed Volatility Portfolio	2.1
EQ/Boston Advisors Equity Income Portfolio	2.0
EQ/International Equity Index Portfolio	1.6
ATM Mid Cap Managed Volatility Portfolio	1.5
AXA/Morgan Stanley Small Cap Growth Portfolio	1.4
EQ/PIMCO Ultra Short Bond Portfolio	1.4
AXA/Franklin Small Cap Value Managed Volatility Portfolio	1.1
AXA/Lord Abbett Micro Cap Portfolio	0.6
EQ/International ETF Portfolio	0.5
Multimanager Core Bond Portfolio	0.2
Multimanager Mid Cap Growth Portfolio	0.2
EQ/Quality Bond PLUS Portfolio	0.2
Multimanager Mid Cap Value Portfolio	0.2
AXA/Pacific Global Small Cap Value Portfolio	0.1
AXA/Horizon Small Cap Value Portfolio	0.1
EQ/High Yield Bond Portfolio	0.0	#
# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class A
Actual	$1,000.00	$1,046.10	$2.68
Hypothetical (5% average return before expenses)	1,000.00	1,022.17	2.65
Class B
Actual	1,000.00	1,046.10	2.68
Hypothetical (5% average return before expenses)	1,000.00	1,022.17	2.65
Class K
Actual	1,000.00	1,046.90	1.42
Hypothetical (5% average return before expenses)	1,000.00	1,023.41	1.40

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.53%, 0.53% and 0.28%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	33,763,769	$378,432,243
ATM Large Cap Managed Volatility Portfolio‡	62,876,652	878,840,258
ATM Mid Cap Managed Volatility Portfolio‡	5,251,067	55,839,931
ATM Small Cap Managed Volatility Portfolio‡	16,797,840	226,428,035
AXA Global Equity Managed Volatility Portfolio‡	5,040,640	78,651,516
AXA International Core Managed Volatility Portfolio‡	8,315,941	90,456,923
AXA International Value Managed Volatility Portfolio‡	6,481,468	88,623,773
AXA Large Cap Core Managed Volatility Portfolio‡	20,180,819	186,131,598
AXA Large Cap Growth Managed Volatility Portfolio‡	6,546,493	172,035,324
AXA Large Cap Value Managed Volatility Portfolio‡	22,016,179	339,012,122
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	2,822,715	42,780,182
AXA/Horizon Small Cap Value Portfolio*‡	247,039	2,595,805
AXA/Lord Abbett Micro Cap Portfolio*‡	2,132,421	21,730,804
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	5,039,578	51,953,388
AXA/Pacific Global Small Cap Value Portfolio*‡	254,863	2,652,389
EQ/AllianceBernstein Small Cap Growth Portfolio‡	5,710,736	126,022,163
EQ/BlackRock Basic Value Equity Portfolio‡	4,870,636	103,727,924
EQ/Boston Advisors Equity Income Portfolio‡	10,651,699	75,914,036
EQ/Core Bond Index Portfolio‡	10,893,739	109,674,799

EQ/GAMCO Small Company Value Portfolio‡	2,074,302	$120,480,533
EQ/High Yield Bond Portfolio‡	85,980	909,238
EQ/Intermediate Government Bond Portfolio‡	14,758,051	152,394,717
EQ/International Equity Index Portfolio‡	6,013,814	61,733,558
EQ/International ETF Portfolio‡	2,798,131	18,996,094
EQ/Large Cap Growth Index Portfolio‡	6,885,679	91,990,159
EQ/MFS International Growth Portfolio‡	24,537,670	187,853,843
EQ/PIMCO Ultra Short Bond Portfolio‡	5,220,127	51,845,762
EQ/Quality Bond PLUS Portfolio‡	983,847	8,426,643
Multimanager Core Bond Portfolio‡ .	923,300	9,293,647
Multimanager Mid Cap Growth Portfolio*‡	862,732	9,118,674
Multimanager Mid Cap Value Portfolio‡	568,157	8,162,548

Total Investments (99.7%) (Cost $2,557,432,589)		3,752,708,629
Other Assets Less Liabilities (0.3%)		10,602,138

Net Assets (100%)		$3,763,310,767

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio (a)	$386,483,283	$512,475	$24,435,264	$378,432,243	$—	$867,408
ATM Large Cap Managed Volatility Portfolio (b)	879,557,437	1,245,961	56,139,867	878,840,258	—	1,488,644
ATM Mid Cap Managed Volatility Portfolio (c)	66,162,141	89,935	13,870,942	55,839,931	—	(13,968)
ATM Small Cap Managed Volatility Portfolio (d)	234,065,720	291,872	13,887,639	226,428,035	—	201,644
AXA Global Equity Managed Volatility Portfolio (e)	78,409,533	552,058	4,416,469	78,651,516	—	(8,116)
AXA International Core Managed Volatility Portfolio (f)	54,579,358	63,635	2,714,431	90,456,923	—	420,761
AXA International Value Managed Volatility Portfolio (g)	89,114,973	105,632	4,695,803	88,623,773	—	(12,207)
AXA Large Cap Core Managed Volatility Portfolio (h)	71,040,440	101,815	7,489,117	186,131,598	—	1,275,377
AXA Large Cap Growth Managed Volatility Portfolio (i)	175,800,779	259,631	5,949,058	172,035,324	—	6,771,089

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA Large Cap Value Managed Volatility Portfolio (j)	$207,785,969	$307,140	$42,330,221	$339,012,122	$—	$15,680,568
AXA/Franklin Small Cap Value Managed Volatility Portfolio (k)	44,435,064	66,605	2,137,978	42,780,182	—	1,076,465
AXA/Horizon Small Cap Value Portfolio (aa)	—	—	—	2,595,805	—	—
AXA/Lord Abbett Micro Cap Portfolio (bb)	—	—	—	21,730,804	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio (cc)	—	—	—	51,953,388	—	—
AXA/Pacific Global Small Cap Value Portfolio (dd)	—	—	—	2,652,389	—	—
CharterSM Multi-Sector Bond Portfolio (l)(ee)(ff)(gg)	5,384,082	2,970	228,637	—	—	79,489 (hh)
CharterSM Small Cap Growth Portfolio (m)(bb)(cc)	78,357,223	17,820	869,400	—	—	508,600
CharterSM Small Cap Value Portfolio (n)(aa)(dd)	5,776,187	8,910	346,537	—	—	342,463
EQ/AllianceBernstein Small Cap Growth Portfolio	132,352,075	224,839	9,420,938	126,022,163	—	221,497
EQ/BlackRock Basic Value Equity Portfolio	82,554,694	20,091,211	2,856,844	103,727,924	—	1,873,219
EQ/Boston Advisors Equity Income Portfolio	56,004,638	20,046,243	2,850,982	75,914,036	—	25,803
EQ/Core Bond Index Portfolio (ee)	96,470,259	15,162,480	7,533,782	109,674,799	—	(3,032)
EQ/GAMCO Small Company Value Portfolio	122,755,702	153,570	5,658,029	120,480,533	—	1,183,721
EQ/High Yield Bond Portfolio (ff)	—	250,000	—	909,238	—	—
EQ/Intermediate Government Bond Portfolio	138,721,859	22,223,144	10,292,127	152,394,717	—	(6,269)
EQ/International Equity Index Portfolio	60,047,072	14,850	1,154,110	61,733,558	—	(5,777)
EQ/International ETF Portfolio	20,769,970	—	2,408,831	18,996,094	—	51,169
EQ/Large Cap Growth Index Portfolio	123,411,690	152,723	19,138,213	91,990,159	—	17,525,249
EQ/MFS International Growth Portfolio	192,952,387	250,721	12,184,333	187,853,843	—	(153,186)
EQ/PIMCO Ultra Short Bond Portfolio	51,163,704	4,076,361	3,585,969	51,845,762	—	(4,239)
EQ/Quality Bond PLUS Portfolio (gg)	—	7,250,000	—	8,426,643	—	—
Multimanager Core Bond Portfolio	9,601,421	106,191	591,393	9,293,647	93,464	5,562
Multimanager International Equity Portfolio	37,422,870	468,048	1,826,076	—	414,170	640,995
Multimanager Large Cap Core Equity Portfolio	119,722,091	668,040	6,212,728	—	505,560	829,169
Multimanager Large Cap Value Portfolio	173,672,625	1,948,608	9,487,780	—	1,669,045	1,510,330
Multimanager Mid Cap Growth Portfolio	9,117,407	9,757	350,671	9,118,674	—	16,618
Multimanager Mid Cap Value Portfolio	8,015,957	9,757	260,449	8,162,548	—	106,839

	$3,811,708,610	$96,733,002	$275,324,618	$3,752,708,629	$2,682,239	$52,495,885

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as ATM International Portfolio.
(b)	Formerly known as ATM Large Cap Portfolio.
(c)	Formerly known as ATM Mid Cap Portfolio.
(d)	Formerly known as ATM Small Cap Portfolio.
(e)	Formerly known as EQ/Global Multi-Sector Equity Portfolio.
(f)	Formerly known as EQ/International Core PLUS Portfolio.
(g)	Formerly known as EQ/International Value PLUS Portfolio.
(h)	Formerly known as EQ/Large Cap Core PLUS Portfolio.
(i)	Formerly known as EQ/Large Cap Growth PLUS Portfolio.
(j)	Formerly known as EQ/Large Cap Value PLUS Portfolio.
(k)	Formerly known as EQ/AXA Franklin Small Cap Value Core Portfolio.
(l)	Formerly known as Multimanager Multi-Sector Bond Portfolio.
(m)	Formerly known as Multimanager Small Cap Growth Portfolio.
(n)	Formerly known as Multimanager Small Cap Value Portfolio.
(aa)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Value Portfolio for Class K shares of the AXA/Horizon Small Cap Value Portfolio with a value of $2,470,390 (at a cost of $1,888,996), representing 80,162 shares of CharterSM Small Cap Value Portfolio and 247,039 shares of AXA/Horizon Small Cap Value Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bb)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Growth Portfolio for Class K shares of the AXA/Lord Abbett Micro Cap Portfolio with a value of $21,324,200 (at a cost of $20,377,631), representing 1,909,459 shares of CharterSM Small Cap Growth Portfolio and 2,132,420 shares of AXA/Lord Abbett Micro Cap Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(cc)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Growth Portfolio for Class K shares of the AXA/Morgan Stanley Small Cap Growth Portfolio with a value of $50,395,780 (at a cost of $41,525,589), representing 4,512,652 shares of CharterSM Small Cap Growth Portfolio and 5,039,578 shares of AXA/Morgan Stanley Small Cap Growth Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(dd)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Small Cap Value Portfolio for Class K shares of the AXA/Pacific Global Small Cap Value Portfolio with a value of $2,548,629 (at a cost of $1,903,671), representing 82,701 shares of CharterSM Small Cap Value Portfolio and 254,863 shares of AXA/Pacific Small Cap Value Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ee)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Core Bond Index Portfolio in the amount of $3,454,172, representing 882,006 shares of CharterSM Multi-Sector Bond Portfolio and 346,247 shares of EQ/Core Bond Index Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(ff)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/High Yield Bond Portfolio in the amount of $646,214, representing 165,051 shares of CharterSM Multi-Sector Bond Portfolio and 62,234 shares of EQ/High Yield Bond Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(gg)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Quality Bond PLUS Portfolio in the amount of $1,142,982, representing 291,878 shares of CharterSM Multi-Sector Bond Portfolio and 134,938 shares of EQ/Quality Bond PLUS Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(hh)	$78,459 of the realized gain (loss) was due to the in-kind transactions noted above.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,752,708,629	$—	$3,752,708,629

Total Assets	$—	$3,752,708,629	$—	$3,752,708,629

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,752,708,629	$—	$3,752,708,629

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$96,733,002
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$327,742,044

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,195,409,537
Aggregate gross unrealized depreciation	(856,354)

Net unrealized appreciation	$1,194,553,183

Federal income tax cost of investments	$2,558,155,446

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,557,432,589)	$3,752,708,629
Cash	4,570,932
Receivable from Separate Accounts for Trust shares sold	6,726,428
Receivable for securities sold	3,877,279
Dividends, interest and other receivables	601
Other assets	28,128

Total assets	3,767,911,997

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	2,665,468
Distribution fees payable – Class B	743,522
Administrative fees payable	477,332
Investment management fees payable	307,473
Trustees’ fees payable	59,236
Distribution fees payable – Class A	17,978
Accrued expenses	330,221

Total liabilities	4,601,230

NET ASSETS	$3,763,310,767

Net assets were comprised of:
Paid in capital	$3,929,453,127
Accumulated undistributed net investment income (loss)	(6,879,356)
Accumulated undistributed net realized gain (loss) on investments	(1,354,539,044)
Net unrealized appreciation (depreciation) on investments	1,195,276,040

Net assets	$3,763,310,767

Class A
Net asset value, offering and redemption price per share, $88,122,795 / 7,056,889 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.49

Class B
Net asset value, offering and redemption price per share, $3,639,766,623 / 291,433,604 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.49

Class K
Net asset value, offering and redemption price per share, $35,421,349 / 2,832,988 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.50

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates).	$2,682,239
Interest	3,244

Total income	2,685,483

EXPENSES
Distribution fees – Class B	4,435,513
Administrative fees	2,766,557
Investment management fees	1,833,605
Printing and mailing expenses	257,284
Distribution fees – Class A	106,212
Custodian fees	106,054
Professional fees	73,940
Trustees’ fees	56,189
Miscellaneous	26,786

Total expenses	9,662,140

NET INVESTMENT INCOME (LOSS)	(6,976,657)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	52,495,885
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	119,513,176

NET REALIZED AND UNREALIZED GAIN (LOSS)	172,009,061

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$165,032,404

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(6,976,657)	$24,178,551
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	52,495,885	270,823,340
Net change in unrealized appreciation (depreciation) on investments	119,513,176	546,777,787

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	165,032,404	841,779,678

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(2,031,975)
Class B	—	(84,999,872)
Class K	—	(866,048)

	—	(87,897,895)

Distributions from net realized capital gains
Class A	—	(2,331,266)
Class B	—	(98,850,458)
Class K	—	(890,601)

	—	(102,072,325)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(189,970,220)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 259,786 and 887,738 shares, respectively ]	3,105,896	9,821,501
Capital shares issued in reinvestment of dividends and distributions [ 0 and 375,433 shares, respectively ]	—	4,363,241
Capital shares repurchased [ (477,230) and (1,566,469) shares, respectively ]	(5,699,475)	(17,442,854)

Total Class A transactions	(2,593,579)	(3,258,112)

Class B
Capital shares sold [ 5,780,016 and 18,556,066 shares, respectively ]	69,173,023	207,638,705
Capital shares issued in reinvestment of dividends and distributions [ 0 and 15,823,158 shares, respectively ]	—	183,850,330
Capital shares repurchased [ (23,877,748) and (46,654,781) shares, respectively ]	(284,496,464)	(527,329,868)

Total Class B transactions	(215,323,441)	(135,840,833)

Class K
Capital shares sold [ 116,648 and 339,064 shares, respectively ]	1,396,497	3,766,974
Capital shares issued in reinvestment of dividends and distributions [ 0 and 150,958 shares, respectively ]	—	1,756,649
Capital shares repurchased [ (155,307) and (398,477) shares, respectively ]	(1,863,006)	(4,409,241)

Total Class K transactions	(466,509)	1,114,382

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(218,383,529)	(137,984,563)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(53,351,125)	513,824,895
NET ASSETS:
Beginning of period	3,816,661,892	3,302,836,997

End of period (a)	$3,763,310,767	$3,816,661,892

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(6,879,356)	$97,301

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
Class A			2013		2012		2011		2010		2009
Net asset value, beginning of period	$11.94		$9.94		$8.90		$10.02		$9.20		$8.15

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.08	(e)	0.06	(e)	0.07	(e)	0.06	(e)	0.10	(e)
Net realized and unrealized gain (loss) on investments	0.57		2.53		1.19		(0.80)		1.16		2.15

Total from investment operations	0.55		2.61		1.25		(0.73)		1.22		2.25

Less distributions:
Dividends from net investment income	—		(0.28)		(0.08)		(0.15)		(0.18)		(0.12)
Distributions from net realized gains	—		(0.33)		(0.13)		(0.24)		(0.22)		(1.08)

Total dividends and distributions	—		(0.61)		(0.21)		(0.39)		(0.40)		(1.20)

Net asset value, end of period	$12.49		$11.94		$9.94		$8.90		$10.02		$9.20

Total return (b)	4.61%		26.48%		14.15%		(7.19)%		13.33%		27.56%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$88,123		$86,838		$75,338		$72,908		$114,201		$97,335
Ratio of expenses to average net assets:
After waivers (a)(f)	0.53	%(j)	0.52	%(j)	0.52	%(j)	0.29	%(k)	0.28	%(m)	0.24	%(m)
Before waivers (a)(f)	0.53%		0.52%		0.52%		0.29%		0.28%		0.29%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.38)%		0.70%		0.58%		0.66%		0.67%		1.18%
Before waivers (a)(f)(x)	(0.38)%		0.70%		0.58%		0.66%		0.67%		1.14%
Portfolio turnover rate (z)	3%		11%		10%		10%		15%		102%

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
Class B			2013		2012		2011		2010		2009
Net asset value, beginning of period	$11.94		$9.94		$8.90		$10.02		$9.21		$8.15

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.07	(e)	0.06	(e)	0.07	(e)	0.04	(e)	0.08	(e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.57		2.54		1.19		(0.82)		1.14		2.15

Total from investment operations	0.55		2.61		1.25		(0.75)		1.18		2.23

Less distributions:
Dividends from net investment income	—		(0.28)		(0.08)		(0.13)		(0.15)		(0.09)
Distributions from net realized gains	—		(0.33)		(0.13)		(0.24)		(0.22)		(1.08)

Total dividends and distributions	—		(0.61)		(0.21)		(0.37)		(0.37)		(1.17)

Net asset value, end of period	$12.49		$11.94		$9.94		$8.90		$10.02		$9.21

Total return (b)	4.61%		26.48%		14.15%		(7.43)%		12.92%		27.37%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,639,767		$3,695,543		$3,199,858		$3,088,209		$3,578,099		$3,306,507
Ratio of expenses to average net assets:
After waivers (a)(f)	0.53	%(j)	0.52	%(j)	0.52	%(j)	0.54	%(k)	0.53	%(m)	0.50	%(m)
Before waivers (a)(f)	0.53%		0.52%		0.52%		0.54%		0.53%		0.54%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.38)%		0.67%		0.59%		0.71%		0.39%		0.97%
Before waivers (a)(f)(x)	(0.38)%		0.67%		0.59%		0.71%		0.39%		0.93%
Portfolio turnover rate (z)	3%		11%		10%		10%		15%		102%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,				December 1, 2011* to December 31, 2011
Class K			2013		2012
Net asset value, beginning of period	$11.94		$9.94		$8.90		$9.18

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.01	)(e)	0.11	(e)	0.08	(e)	0.15	(e)
Net realized and unrealized gain (loss) on investments	0.57		2.54		1.20		(0.14)

Total from investment operations	0.56		2.65		1.28		0.01

Less distributions:
Dividends from net investment income	—		(0.32)		(0.11)		(0.15)
Distributions from net realized gains	—		(0.33)		(0.13)		(0.14)

Total dividends and distributions	—		(0.65)		(0.24)		(0.29)

Net asset value, end of period	$12.50		$11.94		$9.94		$8.90

Total return (b)	4.69%		26.80%		14.44%		0.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$35,421		$34,281		$27,641		$25,955
Ratio of expenses to average net assets:
After waivers (a)(f)	0.28	%(j)	0.27	%(j)	0.27	%(j)	0.27	%(k)
Before waivers (a)(f)	0.28%		0.27%		0.27%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.13)%		0.97%		0.87%		19.41	%(l)
Before waivers (a)(f)(x)	(0.13)%		0.97%		0.87%		19.41	%(l)
Portfolio turnover rate (z)	3%		11%		10%		10%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.22% for Class A, 1.22% for Class B and 0.97% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.98% for Class A, 1.23% for Class B and 0.96% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class A and 1.25% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM FIXED INCOME PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
EQ/Convertible Securities Portfolio	10.5%
EQ/PIMCO Ultra Short Bond Portfolio	10.2
EQ/Global Bond PLUS Portfolio	10.0
EQ/Intermediate Government Bond Portfolio	9.8
iShares® International Treasury Bond ETF	8.8
EQ/PIMCO Global Real Return Portfolio	8.8
Multimanager Core Bond Portfolio	6.0
EQ/High Yield Bond Portfolio	6.0
iShares® Floating Rate Bond ETF	5.8
iShares® JP Morgan USD Emerging Markets Bond ETF	5.8
Van Eck Unconstrained Emerging Market Bond Fund, Institutional Class	4.1
Eaton Vance Floating-Rate Fund, Institutional Class	3.8
EQ/Core Bond Index Portfolio	2.9
SPDR® Barclays Short Term High Yield Bond ETF	2.6
PIMCO Foreign Bond Fund Unhedged, Institutional Class	1.4
Vanguard Short-Term Inflation-Protected Securities ETF	1.2
iShares® Global ex USD High Yield Corporate Bond ETF	1.1
EQ/Quality Bond PLUS Portfolio	1.0
PowerShares Global Short Term High Yield Bond Portfolio	0.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class B
Actual	$1,000.00	$1,037.80	$3.28
Hypothetical (5% average return before expenses)	1,000.00	1,021.57	3.26

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM FIXED INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Eaton Vance Floating-Rate Fund, Institutional Class	19,380	$177,330
EQ/Convertible Securities Portfolio‡.	44,521	494,918
EQ/Core Bond Index Portfolio‡	13,333	134,233
EQ/Global Bond PLUS Portfolio‡	48,304	467,433
EQ/High Yield Bond Portfolio‡	26,605	281,349
EQ/Intermediate Government Bond Portfolio‡	44,501	459,529
EQ/PIMCO Global Real Return Portfolio‡	41,485	411,214
EQ/PIMCO Ultra Short Bond Portfolio‡	48,412	480,826
EQ/Quality Bond PLUS Portfolio‡	5,228	44,776
iShares® Floating Rate Bond ETF	5,390	273,812
iShares® Global ex USD High Yield Corporate Bond ETF	900	53,181
iShares® International Treasury Bond ETF	3,930	413,672
iShares® JP Morgan USD Emerging Markets Bond ETF	2,370	273,190
Multimanager Core Bond Portfolio‡	28,203	283,882

PIMCO Foreign Bond Fund Unhedged, Institutional Class	6,317	$67,339
PowerShares Global Short Term High Yield Bond Portfolio	320	7,997
SPDR® Barclays Short Term High Yield Bond ETF	4,010	124,150
Van Eck Unconstrained Emerging Market Bond Fund, Institutional Class	20,924	190,823
Vanguard Short-Term Inflation- Protected Securities ETF	1,120	56,134

Total Investments (100.5%) (Cost $4,604,064)		4,695,788
Other Assets Less Liabilities (-0.5%)		(21,347)

Net Assets (100%)		$4,674,441

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
CharterSM Multi-Sector Bond Portfolio (a)(aa)(bb)(cc)	$183,007	$8,380	$1,860	$—	$—	$(5,370	)(dd)
EQ/Convertible Securities Portfolio	372,772	93,086	8,465	494,918	—	14
EQ/Core Bond Index Portfolio (aa)	—	6,925	726	134,233	—	3
EQ/Global Bond PLUS Portfolio	358,149	103,599	8,650	467,433	—	6
EQ/High Yield Bond Portfolio (bb)	192,989	58,310	4,254	281,349	—	9
EQ/Intermediate Government Bond Portfolio	359,582	103,586	8,477	459,529	—	2
EQ/PIMCO Global Real Return Portfolio	296,333	104,324	8,098	411,214	—	17
EQ/PIMCO Ultra Short Bond Portfolio	545,609	61,586	129,017	480,826	—	(838)
EQ/Quality Bond PLUS Portfolio (cc)	—	2,597	272	44,776	—	1
Multimanager Core Bond Portfolio	356,877	46,958	125,925	283,882	3,273	(507)

	$2,665,318	$589,351	$295,744	$3,058,160	$3,273	$(6,663)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as Multimanager Multi-Sector Bond Portfolio.
(aa)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Core Bond Index Portfolio in the amount of $126,855, representing 32,392 shares of CharterSM Multi-Sector Bond Portfolio and 12,716 shares of EQ/Core Bond Index Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM FIXED INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

(bb)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/High Yield Bond Portfolio in the amount of $23,732, representing 6,061 shares of CharterSM Multi-Sector Bond Portfolio and 2,286 shares of EQ/High Yield Bond Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(cc)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Quality Bond PLUS Portfolio in the amount of $41,976, representing 10,719 shares of CharterSM Multi-Sector Bond Portfolio and 4,956 shares of EQ/Quality Bond PLUS Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(dd)	$(5,371) of the realized gain (loss) was due to the in-kind transactions noted above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,202,136	$—	$—	$1,202,136
Investment Companies	435,492	3,058,160	—	3,493,652

Total Assets	$1,637,628	$3,058,160	$—	$4,695,788

Total Liabilities	$—	$—	$—	$—

Total	$1,637,628	$3,058,160	$—	$4,695,788

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$865,381
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$310,272

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$95,063
Aggregate gross unrealized depreciation	(3,575)

Net unrealized appreciation	$91,488

Federal income tax cost of investments	$4,604,300

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM FIXED INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,997,920)	$3,058,160
Unaffiliated Issuers (Cost $1,606,144)	1,637,628
Cash	19,208
Receivable from investment manager	7,022
Deferred offering cost	5,876
Receivable for securities sold	1,035
Dividends, interest and other receivables	136
Other assets	44

Total assets	4,729,109

LIABILITIES
Distribution fees payable – Class B	938
Payable for securities purchased	652
Payable to Separate Accounts for Trust shares redeemed	57
Trustees’ fees payable	12
Accrued expenses	53,009

Total liabilities	54,668

NET ASSETS	$4,674,441

Net assets were comprised of:
Paid in capital	$4,587,987
Accumulated undistributed net investment income (loss)	8,964
Accumulated undistributed net realized gain (loss) on investments	(14,234)
Net unrealized appreciation (depreciation) on investments	91,724

Net assets	$4,674,441

Class B
Net asset value, offering and redemption price per share, $4,674,441 / 460,304 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.16

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends ($3,273 of dividend income received from affiliates)	$22,628
Interest	16

Total income	22,644

EXPENSES
Custodian fees	39,231
Professional fees	23,363
Administrative fees	19,272
Offering costs	8,717
Distribution fees – Class B	5,260
Investment management fees	3,156
Printing and mailing expenses	275
Trustees’ fees	60
Miscellaneous	502

Gross expenses	99,836
Less: Waiver from investment manager	(22,428)
Reimbursementfrom investment advisor	(63,728)

Net expenses	13,680

NET INVESTMENT INCOME (LOSS)	8,964

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($(6,663) of realized gain (loss) from affiliates)	(6,425)
Net change in unrealized appreciation (depreciation) on investments ($104,606 of change in unrealized appreciation (depreciation) from affiliates)	152,211

NET REALIZED AND UNREALIZED GAIN (LOSS)	145,786

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$154,750

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM FIXED INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	October 30, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,964	$36,555
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(6,425)	(20)
Net change in unrealized appreciation (depreciation) on investments	152,211	(60,487)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	154,750	(23,952)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(45,191)
Distributions from net realized capital gains
Class B	—	(3,835)
Return of capital
Class B	—	(10,639)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(59,665)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 52,747 and 405,613 shares, respectively ]	529,359	4,055,764
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,094 shares, respectively ]	—	59,665
Capital shares repurchased [ (4,146) and (4) shares, respectively ]	(41,438)	(42)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	487,921	4,115,387

TOTAL INCREASE (DECREASE) IN NET ASSETS	642,671	4,031,770
NET ASSETS:
Beginning of period	4,031,770	—

End of period (a)	$4,674,441	$4,031,770

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$8,964	$—

* The Portfolio commenced operations on October 30, 2013.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM FIXED INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2014 (Unaudited)	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.79	$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	0.02 (e)	0.09	(e)
Net realized and unrealized gain (loss) on investments	0.35	(0.15)

Total from investment operations	0.37	(0.06)

Less distributions:
Dividends from net investment income	—	(0.11)
Distributions from net realized gains	—	(0.01)
Return of capital	—	(0.03)

Total dividends and distributions	—	(0.15)

Net asset value, end of period	$10.16	$9.79

Total return (b)	3.78%	(0.63)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,674	$4,032
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%
Before waivers and reimbursements (a)(f)	4.74%	3.83%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x).	0.43%	5.39	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.67)%	2.21	%(l)
Portfolio turnover rate (z)	7%	19%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM CONSERVATIVE PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
EQ/Convertible Securities Portfolio	8.6%
Multimanager Core Bond Portfolio	7.8
EQ/PIMCO Ultra Short Bond Portfolio	7.5
EQ/Global Bond PLUS Portfolio	7.5
EQ/Intermediate Government Bond Portfolio .	7.3
EQ/PIMCO Global Real Return Portfolio	6.8
iShares® International Treasury Bond ETF	6.3
EQ/High Yield Bond Portfolio	5.1
iShares® Floating Rate Bond ETF	4.5
iShares® JP Morgan USD Emerging Markets Bond ETF	4.1
Van Eck Unconstrained Emerging Market Bond Fund, Institutional Class	3.4
Eaton Vance Floating-Rate Fund, Institutional Class	2.6
EQ/International Equity Index Portfolio	2.5
SPDR® Barclays Short Term High Yield Bond ETF	2.1
EQ/Capital Guardian Research Portfolio	2.0
EQ/MFS International Growth Portfolio	1.5
Multimanager Mid Cap Value Portfolio	1.5
EQ/Morgan Stanley Mid Cap Growth Portfolio	1.5
EQ/GAMCO Mergers and Acquisitions Portfolio	1.3
EQ/GAMCO Small Company Value Portfolio.	1.1
EQ/Wells Fargo Omega Growth Portfolio	1.1
EQ/AllianceBernstein Small Cap Growth Portfolio	1.1
EQ/Emerging Markets Equity PLUS Portfolio.	1.0
EQ/Invesco Comstock Portfolio	1.0
PIMCO Foreign Bond Fund Unhedged, Institutional Class	1.0
EQ/BlackRock Basic Value Equity Portfolio	1.0
EQ/T. Rowe Price Growth Stock Portfolio	1.0
Vanguard Short-Term Inflation-Protected Securities ETF	0.6
EQ/Low Volatility Global ETF Portfolio	0.6
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	0.6
AXA SmartBeta Equity Portfolio	0.6
Templeton Emerging Markets Small Cap, Advisor Class	0.5
Templeton Global Smaller Companies, Advisor Class	0.5
PowerShares DB G10 Currency Harvest Fund .	0.5
iShares® Global Infrastructure ETF	0.5
PowerShares S&P 500 BuyWrite Portfolio	0.4
iShares® MSCI EAFE Small-Cap ETF	0.4
AXA/Lord Abbett Micro Cap Portfolio	0.4
EQ/Real Estate PLUS Portfolio	0.4
BlackRock Global Long/Short Credit Fund, Institutional Class	0.3
iShares® U.S. Oil & Gas Exploration & Production ETF	0.2
EQ/Energy ETF Portfolio	0.2
EQ/Natural Resources PLUS Portfolio	0.2
Franklin K2 Alternative Strategies Fund	0.2
AQR Managed Futures Strategy, Institutional Class	0.2
PowerShares DB Commodity Index Tracking Fund	0.2
PowerShares DB Gold Fund	0.1
iShares® Micro-Cap ETF	0.1
PowerShares DB Base Metals Fund	0.1
PowerShares DB Silver Fund	0.0	#
# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class B
Actual	$1,000.00	$1,039.50	$3.29
Hypothetical (5% average return before expenses)	1,000.00	1,021.57	3.26

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	1,417	$14,228
AXA SmartBeta Equity Portfolio‡.	3,980	43,279
AXA/Lord Abbett Micro Cap Portfolio*‡	3,041	30,995
BlackRock Global Long/Short Credit Fund, Institutional Class	1,963	21,573
Eaton Vance Floating-Rate Fund, Institutional Class	22,089	202,115
EQ/AllianceBernstein Small Cap Growth Portfolio‡	3,725	82,195
EQ/BlackRock Basic Value Equity Portfolio‡	3,615	76,990
EQ/Capital Guardian Research Portfolio‡	8,031	158,190
EQ/Convertible Securities Portfolio‡.	59,921	666,109
EQ/Emerging Markets Equity PLUS Portfolio‡	8,129	80,256
EQ/Energy ETF Portfolio‡	1,399	15,948
EQ/GAMCO Mergers and Acquisitions Portfolio‡	7,270	99,301
EQ/GAMCO Small Company Value Portfolio‡	1,440	83,635
EQ/Global Bond PLUS Portfolio‡	59,977	580,392
EQ/High Yield Bond Portfolio‡	37,748	399,187
EQ/Intermediate Government Bond Portfolio‡	55,303	571,070
EQ/International Equity Index Portfolio‡	19,095	196,021
EQ/Invesco Comstock Portfolio‡	5,333	79,325
EQ/Low Volatility Global ETF Portfolio‡	4,266	44,868
EQ/MFS International Growth Portfolio‡	15,321	117,294
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	5,605	114,953
EQ/Natural Resources PLUS Portfolio‡	1,353	15,613
EQ/PIMCO Global Real Return Portfolio‡	53,568	530,988
EQ/PIMCO Ultra Short Bond Portfolio‡	58,947	585,453
EQ/Real Estate PLUS Portfolio‡	2,778	30,313
EQ/T. Rowe Price Growth Stock Portfolio*‡	2,160	74,694
EQ/Wells Fargo Omega Growth Portfolio*‡	6,539	82,246
Franklin K2 Alternative Strategies Fund*	1,409	15,200
iShares® Floating Rate Bond ETF	6,900	350,520
iShares® Global Infrastructure ETF	810	35,907
iShares® International Treasury Bond ETF	4,640	$488,406
iShares® JP Morgan USD Emerging Markets Bond ETF	2,770	319,298
iShares® Micro-Cap ETF	100	7,612
iShares® MSCI EAFE Small-Cap ETF	600	31,752
iShares® U.S. Oil & Gas Exploration & Production ETF	200	19,416
Morgan Stanley Institutional Fund, Inc.—Frontier Emerging Markets Portfolio, Institutional Class	2,148	44,200
Multimanager Core Bond Portfolio‡.	59,884	602,771
Multimanager Mid Cap Value Portfolio‡	8,114	116,567
PIMCO Foreign Bond Fund Unhedged, Institutional Class	7,369	78,552
PowerShares DB Base Metals Fund*.	290	4,924
PowerShares DB Commodity Index Tracking Fund*	460	12,227
PowerShares DB G10 Currency Harvest Fund*	1,520	39,657
PowerShares DB Gold Fund*	250	11,125
PowerShares DB Silver Fund*	50	1,750
PowerShares S&P 500 BuyWrite Portfolio	1,580	33,796
SPDR® Barclays Short Term High Yield Bond ETF	5,350	165,636
Templeton Emerging Markets Small Cap, Advisor Class	3,157	40,597
Templeton Global Smaller Companies, Advisor Class	4,316	40,531
Van Eck Unconstrained Emerging Market Bond Fund, Institutional Class	28,697	261,720
Vanguard Short-Term Inflation- Protected Securities ETF	910	45,609

Total Investments (98.6%) (Cost $7,565,399)		7,765,004
Other Assets Less Liabilities (1.4%)		110,662

Net Assets (100%)		$7,875,666

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio (a)	$49,979	$12,390	$62,219	$—	$—	$1,013
AXA International Value Managed Volatility Portfolio (b)	67,262	17,346	84,396	—	—	1,343
AXA SmartBeta Equity Portfolio	26,023	15,670	770	43,279	—	3
AXA/Lord Abbett Micro Cap Portfolio	—	28,229	203	30,995	—	—	#
EQ/AllianceBernstein Small Cap Growth Portfolio	51,636	29,640	1,461	82,195	—	(3)
EQ/BlackRock Basic Value Equity Portfolio	44,175	29,640	1,451	76,990	—	7
EQ/Capital Guardian Research Portfolio	95,302	59,281	2,912	158,190	—	2
EQ/Convertible Securities Portfolio	362,959	271,982	13,357	666,109	—	33
EQ/Emerging Markets Equity PLUS Portfolio	48,319	29,640	1,459	80,256	—	(2)
EQ/Energy ETF Portfolio	8,551	5,928	291	15,948	—	—	#
EQ/GAMCO Mergers and Acquisitions Portfolio	53,838	45,310	2,227	99,301	—	3
EQ/GAMCO Small Company Value Portfolio	52,271	29,640	1,453	83,635	—	4
EQ/Global Bond PLUS Portfolio	317,744	258,581	11,174	580,392	—	4
EQ/High Yield Bond Portfolio	211,577	181,274	6,984	399,187	—	12
EQ/Intermediate Government Bond Portfolio	318,791	258,581	11,174	571,070	—	4
EQ/International Equity Index Portfolio	—	190,554	1,667	196,021	—	1
EQ/Invesco Comstock Portfolio	52,021	29,640	6,602	79,325	—	55
EQ/Low Volatility Global ETF Portfolio	25,421	17,784	875	44,868	—	—	#
EQ/MFS International Growth Portfolio	67,925	47,425	2,332	117,294	—	—	#
EQ/Morgan Stanley Mid Cap Growth Portfolio	71,092	49,411	7,319	114,953	—	23
EQ/Natural Resources PLUS Portfolio	8,532	5,928	291	15,613	—	1
EQ/PIMCO Global Real Return Portfolio	267,530	253,694	10,551	530,988	—	18
EQ/PIMCO Ultra Short Bond Portfolio	492,972	225,267	134,627	585,453	—	(50)
EQ/Real Estate PLUS Portfolio	16,228	11,856	581	30,313	—	2
EQ/T. Rowe Price Growth Stock Portfolio	44,267	29,640	1,451	74,694	—	7
EQ/Wells Fargo Omega Growth Portfolio	51,973	29,640	1,455	82,246	—	3
Multimanager Core Bond Portfolio	417,583	230,182	54,013	602,771	4,916	(37)
Multimanager Mid Cap Value Portfolio	68,821	43,611	2,132	116,567	—	10

	$3,292,792	$2,437,764	$425,427	$5,478,653	$4,916	$2,456

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
#	Amount represents less than $0.50.
(a)	Formerly known as EQ/International Core PLUS Portfolio.
(b)	Formerly known as EQ/International Value PLUS Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,567,635	$—	$—	$1,567,635
Investment Companies	718,716	5,478,653	—	6,197,369

Total Assets	$2,286,351	$5,478,653	$—	$7,765,004

Total Liabilities	$–	$—	$—	$–

Total	$2,286,351	$5,478,653	$—	$7,765,004

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,377,337
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$478,621

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$207,365
Aggregate gross unrealized depreciation	(9,793)

Net unrealized appreciation	$197,572

Federal income tax cost of investments	$7,567,432

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $5,338,390)	$5,478,653
Unaffiliated Issuers (Cost $2,227,009)	2,286,351
Cash	45,149
Receivable from Separate Accounts for Trust shares sold	100,106
Receivable from investment manager	14,425
Receivable for securities sold	8,422
Deferred offering cost	5,876
Dividends, interest and other receivables	1,038
Other assets	62

Total assets	7,940,082

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	4,467
Distribution fees payable – Class B	1,532
Payable for securities purchased	1,438
Trustees’ fees payable	11
Accrued expenses	56,968

Total liabilities	64,416

NET ASSETS	$7,875,666

Net assets were comprised of:
Paid in capital	$7,671,869
Accumulated undistributed net investment income (loss)	6,709
Accumulated undistributed net realized gain (loss) on investments	(2,517)
Net unrealized appreciation (depreciation) on investments	199,605

Net assets	$7,875,666

Class B
Net asset value, offering and redemption price per share, $7,875,666 / 766,810 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.27

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends ($4,916 of dividend income received from affiliates)	$25,664
Interest	31

Total income	25,695

EXPENSES
Custodian fees	62,043
Professional fees	36,374
Administrative fees	20,497
Offering costs	8,717
Distribution fees – Class B	7,301
Investment management fees	4,380
Printing and mailing expenses	4,297
Trustees’ fees	65
Miscellaneous	501

Gross expenses	144,175
Less: Waiver from investment manager	(24,877)
Reimbursement from investment advisor	(100,312)

Net expenses	18,986

NET INVESTMENT INCOME (LOSS)	6,709

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($2,456 of realized gain (loss) from affiliates)	2,917
Net distributions of realized gain received from Underlying Portfolios	7

Net realized gain (loss)	2,924

Net change in unrealized appreciation (depreciation) on investments ($173,524 of change in unrealized appreciation (depreciation) from affiliates)	238,868

NET REALIZED AND UNREALIZED GAIN (LOSS)	241,792

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$248,501

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	October 30, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,709	$34,919
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	2,924	17,929
Net change in unrealized appreciation (depreciation) on investments	238,868	(39,263)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	248,501	13,585

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(49,032)
Distributions from net realized capital gains
Class B	—	(13,989)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(63,021)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 299,795 and 476,000 shares, respectively ]	3,014,538	4,753,185
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,398 shares, respectively ]	—	63,021
Capital shares repurchased [ (9,712) and (5,671) shares, respectively ]	(97,637)	(56,506)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,916,901	4,759,700

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,165,402	4,710,264
NET ASSETS:
Beginning of period	4,710,264	—

End of period (a)	$7,875,666	$4,710,264

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$6,709	$—

* The Portfolio commenced operations on October 30, 2013.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2014 (Unaudited)		October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.88		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	0.01	(e)	0.08	(e)
Net realized and unrealized gain (loss) on investments	0.38		(0.06)

Total from investment operations	0.39		0.02

Less distributions:
Dividends from net investment income	—		(0.11)
Distributions from net realized gains	—		(0.03)

Total dividends and distributions	—		(0.14)

Net asset value, end of period	$10.27		$9.88

Total return (b)	3.95%		0.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,876		$4,710
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%		0.65%
Before waivers and reimbursements (a)(f)	4.94%		3.74%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x).	0.23	%(l)	5.00	%(l)
Before waivers and reimbursements (a)(f)(x)	(4.06	)%(l)	1.91	%(l)
Portfolio turnover rate (z)	8%		18%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM MODERATE PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
EQ/Convertible Securities Portfolio	6.7%
EQ/PIMCO Ultra Short Bond Portfolio	5.5
EQ/Global Bond PLUS Portfolio	5.4
Multimanager Core Bond Portfolio	5.4
EQ/Intermediate Government Bond Portfolio	5.3
iShares® International Treasury Bond ETF	4.8
EQ/PIMCO Global Real Return Portfolio	4.8
EQ/International Equity Index Portfolio	4.4
EQ/High Yield Bond Portfolio	3.6
iShares® JP Morgan USD Emerging Markets Bond ETF	3.6
EQ/Capital Guardian Research Portfolio	3.6
iShares® Floating Rate Bond ETF	3.5
EQ/Morgan Stanley Mid Cap Growth Portfolio.	2.7
Multimanager Mid Cap Value Portfolio	2.7
EQ/MFS International Growth Portfolio	2.6
EQ/BlackRock Basic Value Equity Portfolio	1.9
Van Eck Unconstrained Emerging Market Bond Fund, Institutional Class	1.8
EQ/Wells Fargo Omega Growth Portfolio	1.8
EQ/AllianceBernstein Small Cap Growth Portfolio	1.8
Eaton Vance Floating-Rate Fund, Institutional Class	1.8
EQ/Emerging Markets Equity PLUS Portfolio	1.8
EQ/T. Rowe Price Growth Stock Portfolio	1.8
EQ/GAMCO Small Company Value Portfolio	1.8
EQ/Invesco Comstock Portfolio	1.8
EQ/GAMCO Mergers and Acquisitions Portfolio	1.8
SPDR® Barclays Short Term High Yield Bond ETF	1.7
Templeton Global Smaller Companies, Advisor Class	1.1
AXA SmartBeta Equity Portfolio	1.0
EQ/Low Volatility Global ETF Portfolio	1.0
EQ/Real Estate PLUS Portfolio	0.9
PowerShares DB G10 Currency Harvest Fund	0.9
PowerShares S&P 500 BuyWrite Portfolio	0.9
Templeton Emerging Markets Small Cap, Advisor Class	0.9
Morgan Stanley Institutional Fund, Inc. – Frontier Emerging Markets Portfolio, Institutional Class	0.9
iShares® Global Infrastructure ETF	0.9
PIMCO Foreign Bond Fund Unhedged, Institutional Class	0.8
AQR Managed Futures Strategy, Institutional Class	0.8
BlackRock Global Long/Short Credit Fund, Institutional Class	0.7
Vanguard Short-Term Inflation-Protected Securities ETF	0.7
AXA/Lord Abbett Micro Cap Portfolio	0.7
PowerShares DB Gold Fund	0.6
iShares® MSCI EAFE Small-Cap ETF	0.5
EQ/Natural Resources PLUS Portfolio	0.4
EQ/Energy ETF Portfolio	0.4
PowerShares DB Commodity Index Tracking Fund	0.4
Franklin K2 Alternative Strategies Fund	0.4
iShares® U.S. Oil & Gas Exploration & Production ETF	0.3
iShares® Micro-Cap ETF	0.2
PowerShares DB Base Metals Fund	0.1
PowerShares DB Silver Fund	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class B
Actual	$1,000.00	$1,039.30	$3.29
Hypothetical (5% average return before expenses)	1,000.00	1,021.57	3.26

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	10,641	$106,837
AXA SmartBeta Equity Portfolio‡	12,488	135,806
AXA/Lord Abbett Micro Cap Portfolio*‡	9,191	93,659
BlackRock Global Long/Short Credit Fund, Institutional Class	9,309	102,305
Eaton Vance Floating-Rate Fund, Institutional Class	27,075	247,734
EQ/AllianceBernstein Small Cap Growth Portfolio‡	11,370	250,914
EQ/BlackRock Basic Value Equity Portfolio‡	11,993	255,414
EQ/Capital Guardian Research Portfolio‡	24,895	490,382
EQ/Convertible Securities Portfolio‡	82,805	920,498
EQ/Emerging Markets Equity PLUS Portfolio‡	25,047	247,286
EQ/Energy ETF Portfolio‡	4,994	56,930
EQ/GAMCO Mergers and Acquisitions Portfolio‡	17,572	240,004
EQ/GAMCO Small Company Value Portfolio‡	4,228	245,566
EQ/Global Bond PLUS Portfolio‡	76,641	741,638
EQ/High Yield Bond Portfolio‡	46,997	496,986
EQ/Intermediate Government Bond Portfolio‡	70,923	732,367
EQ/International Equity Index Portfolio‡	59,175	607,447
EQ/Invesco Comstock Portfolio‡	16,340	243,058
EQ/Low Volatility Global ETF Portfolio‡	12,853	135,187
EQ/MFS International Growth Portfolio‡	46,303	354,481
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	17,950	368,157
EQ/Natural Resources PLUS Portfolio‡	4,973	57,382
EQ/PIMCO Global Real Return Portfolio‡	66,106	655,266
EQ/PIMCO Ultra Short Bond Portfolio‡	75,165	746,528
EQ/Real Estate PLUS Portfolio‡	11,856	129,358
EQ/T. Rowe Price Growth Stock Portfolio*‡	7,114	246,013
EQ/Wells Fargo Omega Growth Portfolio*‡	19,972	251,217
Franklin K2 Alternative Strategies Fund*	4,538	48,961
iShares® Floating Rate Bond ETF	9,360	475,488
iShares® Global Infrastructure ETF	2,640	117,031
iShares® International Treasury Bond ETF	6,270	$659,980
iShares® JP Morgan USD Emerging Markets Bond ETF	4,270	492,203
iShares® Micro-Cap ETF	350	26,642
iShares® MSCI EAFE Small-Cap ETF	1,240	65,621
iShares® U.S. Oil & Gas Exploration & Production ETF	490	47,569
Morgan Stanley Institutional Fund, Inc. – Frontier Emerging Markets Portfolio, Institutional Class	5,861	120,611
Multimanager Core Bond Portfolio‡	73,347	738,286
Multimanager Mid Cap Value Portfolio‡	25,348	364,165
PIMCO Foreign Bond Fund Unhedged, Institutional Class	10,166	108,370
PowerShares DB Base Metals Fund*	840	14,263
PowerShares DB Commodity Index Tracking Fund*	2,050	54,489
PowerShares DB G10 Currency Harvest Fund*	4,840	126,276
PowerShares DB Gold Fund*	1,720	76,540
PowerShares DB Silver Fund*	330	11,550
PowerShares S&P 500 BuyWrite Portfolio	5,800	124,062
SPDR® Barclays Short Term High Yield Bond ETF	7,550	233,748
Templeton Emerging Markets Small Cap, Advisor Class	9,401	120,903
Templeton Global Smaller Companies, Advisor Class	16,146	151,609
Van Eck Unconstrained Emerging Market Bond Fund, Institutional Class	27,728	252,883
Vanguard Short-Term Inflation- Protected Securities ETF	1,950	97,734

Total Investments (99.2%) (Cost $13,379,162)		13,687,404
Other Assets Less Liabilities (0.8%)		105,200

Net Assets (100%)		$13,792,604

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio (a)	$78,875	$37,535	$116,211	$—	$—	$1,572
AXA International Value Managed Volatility Portfolio (b)	110,932	54,217	164,873	—	—	2,043
AXA SmartBeta Equity Portfolio	40,369	93,433	2,783	135,806	—	6
AXA/Lord Abbett Micro Cap Portfolio	—	86,484	500	93,659	—	2
EQ/AllianceBernstein Small Cap Growth Portfolio	73,843	174,380	5,030	250,914	—	(11)
EQ/BlackRock Basic Value Equity Portfolio	81,839	168,180	5,018	255,414	—	2
EQ/Capital Guardian Research Portfolio	154,322	330,500	9,656	490,382	—	(7)
EQ/Convertible Securities Portfolio	273,159	624,190	18,516	920,498	—	48
EQ/Emerging Markets Equity PLUS Portfolio	76,102	168,179	5,028	247,286	—	(9)
EQ/Energy ETF Portfolio	15,896	37,373	1,115	56,930	—	1
EQ/GAMCO Mergers and Acquisitions Portfolio	91,744	161,210	17,635	240,004	—	8
EQ/GAMCO Small Company Value Portfolio	74,810	168,179	5,022	245,566	—	(3)
EQ/Global Bond PLUS Portfolio	209,838	533,038	15,050	741,638	—	9
EQ/High Yield Bond Portfolio	142,060	353,300	9,644	496,986	—	4
EQ/Intermediate Government Bond Portfolio	210,498	533,038	15,050	732,367	—	8
EQ/International Equity Index Portfolio	—	595,551	3,768	607,447	—	— #
EQ/Invesco Comstock Portfolio	82,328	168,180	16,343	243,058	—	77
EQ/Low Volatility Global ETF Portfolio	39,369	93,433	2,788	135,187	—	— #
EQ/MFS International Growth Portfolio	110,015	242,926	7,249	354,481	—	2
EQ/Morgan Stanley Mid Cap Growth Portfolio	117,787	258,426	18,456	368,157	—	195
EQ/Natural Resources PLUS Portfolio	17,105	37,373	1,114	57,382	—	1
EQ/PIMCO Global Real Return Portfolio	176,021	476,028	14,354	655,266	—	36
EQ/PIMCO Ultra Short Bond Portfolio	409,362	504,538	169,202	746,528	—	(243)
EQ/Real Estate PLUS Portfolio	37,101	87,574	2,394	129,358	—	4
EQ/T. Rowe Price Growth Stock Portfolio	82,007	174,379	16,474	246,013	—	(54)
EQ/Wells Fargo Omega Growth Portfolio	82,236	168,180	5,016	251,217	—	3
Multimanager Core Bond Portfolio	209,922	536,746	15,050	738,286	3,708	9
Multimanager Mid Cap Value Portfolio	113,712	242,926	7,256	364,165	—	(5)

	$3,111,252	$7,109,496	$670,595	$9,803,995	$3,708	$3,698

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
#	Amount represents less than $0.50.
(a)	Formerly known as EQ/International Core PLUS Portfolio.
(b)	Formerly known as EQ/International Value PLUS Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,623,196	$—	$—	$2,623,196
Investment Companies	1,260,213	9,803,995	—	11,064,208

Total Assets	$3,883,409	$9,803,995	$—	$13,687,404

Total Liabilities	$—	$—	$—	$—

Total	$3,883,409	$9,803,995	$—	$13,687,404

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$9,842,786
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$764,390

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$315,812
Aggregate gross unrealized depreciation	(7,955)

Net unrealized appreciation	$307,857

Federal income tax cost of investments	$13,379,547

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $9,572,743)	$9,803,995
Unaffiliated Issuers (Cost $3,806,419)	3,883,409
Cash	52,597
Receivable from Separate Accounts for Trust shares sold	69,837
Receivable for securities sold	24,553
Receivable from investment manager	13,876
Deferred offering cost	5,876
Dividends, interest and other receivables	2,736
Other assets	63

Total assets	13,856,942

LIABILITIES
Payable for securities purchased	3,210
Distribution fees payable – Class B	2,579
Trustees’ fees payable	7
Accrued expenses	58,542

Total liabilities	64,338

NET ASSETS	$13,792,604

Net assets were comprised of:
Paid in capital	$13,474,031
Accumulated undistributed net investment income (loss)	2,023
Accumulated undistributed net realized gain (loss) on investments	8,308
Net unrealized appreciation (depreciation) on investments	308,242

Net assets	$13,792,604

Class B
Net asset value, offering and redemption price per share, $13,792,604 / 1,336,586 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.32

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends ($3,708 of dividend income received from affiliates)	$24,130
Interest	87

Total income	24,217

EXPENSES
Custodian fees	65,126
Professional fees	36,376
Administrative fees	21,237
Offering costs	8,717
Distribution fees – Class B	8,534
Investment management fees	5,121
Printing and mailing expenses	4,288
Trustees’ fees	63
Miscellaneous	500

Gross expenses	149,962
Less: Waiver from investment manager	(26,358)
Reimbursement from investment advisor	(101,410)

Net expenses	22,194

NET INVESTMENT INCOME (LOSS)	2,023

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($3,698 of realized gain (loss) from affiliates)	4,333
Net distributions of realized gain received from Underlying Portfolios	12

Net realized gain (loss)	4,345

Net change in unrealized appreciation (depreciation) on investments ($253,842 of change in unrealized appreciation (depreciation) from affiliates)	334,147

NET REALIZED AND UNREALIZED GAIN (LOSS)	338,492

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$340,515

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	October 30, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,023	$33,606
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	4,345	30,040
Net change in unrealized appreciation (depreciation) on investments	334,147	(25,905)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	340,515	37,741

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(50,571)
Distributions from net realized capital gains
Class B	—	(13,823)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(64,394)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 911,199 and 446,364 shares, respectively ]	9,231,638	4,460,409
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,518 shares, respectively ]	—	64,394
Capital shares repurchased [ (25,750) and (1,745) shares, respectively ]	(260,274)	(17,425)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	8,971,364	4,507,378

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,311,879	4,480,725
NET ASSETS:
Beginning of period	4,480,725	—

End of period (a)	$13,792,604	$4,480,725

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$2,023	$—

* The Portfolio commenced operations on October 30, 2013.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2014 (Unaudited)		October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.93		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	—	#(e)	0.08	(e)
Net realized and unrealized gain (loss) on investments	0.39		—	#

Total from investment operations	0.39		0.08

Less distributions:
Dividends from net investment income	—		(0.12)
Distributions from net realized gains	—		(0.03)

Total dividends and distributions	—		(0.15)

Net asset value, end of period	$10.32		$9.93

Total return (b)	3.93%		0.84%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,793		$4,481
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%		0.65%
Before waivers and reimbursements (a)(f)	4.39%		3.78%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x).	0.06%		4.87	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.68)%		1.74	%(l)
Portfolio turnover rate (z)	11%		15%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM MODERATE GROWTH PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
EQ/International Equity Index Portfolio	5.7%
EQ/Convertible Securities Portfolio	5.5
EQ/Capital Guardian Research Portfolio	4.5
EQ/PIMCO Ultra Short Bond Portfolio	4.1
EQ/Global Bond PLUS Portfolio	4.0
Multimanager Core Bond Portfolio	4.0
EQ/Intermediate Government Bond Portfolio	3.9
EQ/PIMCO Global Real Return Portfolio	3.6
Multimanager Mid Cap Value Portfolio	3.5
EQ/Morgan Stanley Mid Cap Growth Portfolio	3.4
EQ/MFS International Growth Portfolio	3.4
iShares® International Treasury Bond ETF	3.3
iShares® Floating Rate Bond ETF	2.9
iShares® JP Morgan USD Emerging Markets Bond ETF	2.9
EQ/GAMCO Mergers and Acquisitions Portfolio	2.6
EQ/High Yield Bond Portfolio	2.6
EQ/Wells Fargo Omega Growth Portfolio	2.4
EQ/BlackRock Basic Value Equity Portfolio	2.3
EQ/T. Rowe Price Growth Stock Portfolio	2.3
EQ/GAMCO Small Company Value Portfolio	2.3
EQ/Invesco Comstock Portfolio	2.3
EQ/AllianceBernstein Small Cap Growth Portfolio	2.2
EQ/Emerging Markets Equity PLUS Portfolio	2.2
SPDR® Barclays Short Term High Yield Bond ETF	1.4
EQ/Real Estate PLUS Portfolio	1.4
Templeton Global Smaller Companies, Advisor Class	1.4
AQR Managed Futures Strategy, Institutional Class	1.3
iShares® Global Infrastructure ETF	1.3
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	1.2
PowerShares DB G10 Currency Harvest Fund	1.2
AXA SmartBeta Equity Portfolio	1.2
EQ/Low Volatility Global ETF Portfolio	1.2
Templeton Emerging Markets Small Cap, Advisor Class	1.2
BlackRock Global Long/Short Credit Fund, Institutional Class	1.1
PowerShares S&P 500 BuyWrite Portfolio	1.0
Eaton Vance Floating-Rate Fund, Institutional Class	1.0
PowerShares DB Gold Fund	0.9
AXA/Lord Abbett Micro Cap Portfolio	0.9
Van Eck Unconstrained Emerging Market Bond Fund, Institutional Class	0.9
iShares® MSCI EAFE Small-Cap ETF	0.8
EQ/Energy ETF Portfolio	0.7
EQ/Natural Resources PLUS Portfolio	0.7
PowerShares DB Commodity Index Tracking Fund	0.7
iShares® U.S. Oil & Gas Exploration & Production ETF	0.6
PIMCO Foreign Bond Fund Unhedged, Institutional Class	0.5
Franklin K2 Alternative Strategies Fund	0.4
iShares® Micro-Cap ETF	0.4
Vanguard Short-Term Inflation-Protected Securities ETF	0.4
PowerShares DB Base Metals Fund	0.2
PowerShares DB Silver Fund	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class B
Actual	$1,000.00	$1,043.30	$3.29
Hypothetical (5% average return before expenses)	1,000.00	1,021.57	3.26

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	9,495	$95,331
AXA SmartBeta Equity Portfolio‡	7,966	86,635
AXA/Lord Abbett Micro Cap Portfolio*‡	6,614	67,400
BlackRock Global Long/Short Credit Fund, Institutional Class	7,134	78,403
Eaton Vance Floating-Rate Fund, Institutional Class	7,679	70,260
EQ/AllianceBernstein Small Cap Growth Portfolio‡	7,396	163,208
EQ/BlackRock Basic Value Equity Portfolio‡	8,010	170,579
EQ/Capital Guardian Research Portfolio‡	16,819	331,293
EQ/Convertible Securities Portfolio‡	35,756	397,483
EQ/Emerging Markets Equity PLUS Portfolio‡	16,211	160,054
EQ/Energy ETF Portfolio‡	4,514	51,457
EQ/GAMCO Mergers and Acquisitions Portfolio‡	13,927	190,218
EQ/GAMCO Small Company Value Portfolio‡	2,883	167,429
EQ/Global Bond PLUS Portfolio‡	30,070	290,978
EQ/High Yield Bond Portfolio‡	17,792	188,155
EQ/Intermediate Government Bond Portfolio‡	27,675	285,781
EQ/International Equity Index Portfolio‡	40,262	413,305
EQ/Invesco Comstock Portfolio‡	11,143	165,750
EQ/Low Volatility Global ETF Portfolio‡	8,141	85,625
EQ/MFS International Growth Portfolio‡	32,014	245,088
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	12,253	251,303
EQ/Natural Resources PLUS Portfolio‡	4,437	51,187
EQ/PIMCO Global Real Return Portfolio‡	26,401	261,699
EQ/PIMCO Ultra Short Bond Portfolio‡	29,850	296,466
EQ/Real Estate PLUS Portfolio‡	9,496	103,606
EQ/T. Rowe Price Growth Stock Portfolio*‡	4,862	168,161
EQ/Wells Fargo Omega Growth Portfolio*‡	13,639	171,558
Franklin K2 Alternative Strategies Fund*	3,001	32,383
iShares® Floating Rate Bond ETF	4,160	211,328
iShares® Global Infrastructure ETF	2,080	$92,206
iShares® International Treasury Bond ETF	2,315	243,677
iShares® JP Morgan USD Emerging Markets Bond ETF	1,810	208,639
iShares® Micro-Cap ETF	350	26,642
iShares® MSCI EAFE Small-Cap ETF	1,100	58,212
iShares® U.S. Oil & Gas Exploration & Production ETF	460	44,657
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	4,329	89,091
Multimanager Core Bond Portfolio‡	28,658	288,458
Multimanager Mid Cap Value Portfolio‡	17,757	255,113
PIMCO Foreign Bond Fund Unhedged, Institutional Class	3,660	39,015
PowerShares DB Base Metals Fund*	910	15,452
PowerShares DB Commodity Index Tracking Fund*	1,920	51,034
PowerShares DB G10 Currency Harvest Fund*	3,330	86,880
PowerShares DB Gold Fund*	1,530	68,085
PowerShares DB Silver Fund*	300	10,500
PowerShares S&P 500 BuyWrite Portfolio	3,460	74,009
SPDR® Barclays Short Term High Yield Bond ETF	3,350	103,716
Templeton Emerging Markets Small Cap, Advisor Class	6,578	84,590
Templeton Global Smaller Companies, Advisor Class	11,031	103,577
Van Eck Unconstrained Emerging Market Bond Fund, Institutional Class	6,881	62,752
Vanguard Short-Term Inflation- Protected Securities ETF	530	26,564

Total Investments (97.5%) (Cost $7,028,547)		7,284,992
Other Assets Less Liabilities (2.5%)		186,100

Net Assets (100%)		$7,471,092

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio (a)	$97,678	$48,620	$146,036	$—	$—	$2,344
AXA International Value Managed Volatility Portfolio (b)	147,194	75,139	221,954	—	—	3,397
AXA SmartBeta Equity Portfolio	49,983	34,959	3,461	86,635	—	(4)
AXA/Lord Abbett Micro Cap Portfolio	—	61,478	777	67,400	—	6
EQ/AllianceBernstein Small Cap Growth Portfolio	101,407	64,092	6,393	163,208	—	(55)
EQ/BlackRock Basic Value Equity Portfolio	101,282	64,092	6,353	170,579	—	(15)
EQ/Capital Guardian Research Portfolio	201,307	128,183	12,721	331,293	—	(46)
EQ/Convertible Securities Portfolio	231,990	152,653	15,409	397,483	—	2
EQ/Emerging Markets Equity PLUS Portfolio	93,438	64,091	6,360	160,054	—	(22)
EQ/Energy ETF Portfolio	29,391	17,480	1,735	51,457	—	(6)
EQ/GAMCO Mergers and Acquisitions Portfolio	119,014	73,553	7,187	190,218	—	(10)
EQ/GAMCO Small Company Value Portfolio	102,813	64,092	6,364	167,429	—	(26)
EQ/Global Bond PLUS Portfolio	159,627	134,530	11,518	290,978	—	5
EQ/High Yield Bond Portfolio	105,297	83,014	7,068	188,155	—	3
EQ/Intermediate Government Bond Portfolio	160,197	134,530	11,523	285,781	—	— #
EQ/International Equity Index Portfolio	—	403,732	6,871	413,305	—	11
EQ/Invesco Comstock Portfolio	109,894	64,091	18,334	165,750	—	4
EQ/Low Volatility Global ETF Portfolio	48,653	34,959	3,463	85,625	—	(7)
EQ/MFS International Growth Portfolio	145,587	99,051	9,813	245,088	—	(18)
EQ/Morgan Stanley Mid Cap Growth Portfolio	156,352	121,451	27,959	251,303	—	(165)
EQ/Natural Resources PLUS Portfolio	29,294	18,575	1,887	51,187	—	(2)
EQ/PIMCO Global Real Return Portfolio	130,641	131,243	11,038	261,699	—	16
EQ/PIMCO Ultra Short Bond Portfolio	301,320	115,435	121,524	296,466	—	(158)
EQ/Real Estate PLUS Portfolio	60,447	36,055	3,613	103,606	—	1
EQ/T. Rowe Price Growth Stock Portfolio	101,778	73,692	12,353	168,161	—	(16)
EQ/Wells Fargo Omega Growth Portfolio	109,948	64,092	6,395	171,558	—	(58)
Multimanager Core Bond Portfolio	159,786	135,765	11,364	288,458	2,331	3
Multimanager Mid Cap Value Portfolio	150,978	99,051	9,819	255,113	—	(24)

	$3,205,296	$2,597,698	$709,292	$5,307,989	$2,331	$5,160

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
#	Amount represents less than $0.50.
(a)	Formerly known as EQ/International Core PLUS Portfolio.
(b)	Formerly known as EQ/International Value PLUS Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,321,601	$—	$—	$1,321,601
Investment Companies	655,402	5,307,989	—	5,963,391

Total Assets	$1,977,003	$5,307,989	$—	$7,284,992

Total Liabilities	$—	$—	$—	$—

Total	$1,977,003	$5,307,989	$—	$7,284,992

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,418,478
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$803,485

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$273,832
Aggregate gross unrealized depreciation	(24,175)

Net unrealized appreciation	$249,657

Federal income tax cost of investments	$7,035,335

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $5,122,509)	$5,307,989
Unaffiliated Issuers (Cost $1,906,038)	1,977,003
Cash	64,631
Receivable from Separate Accounts for Trust shares sold	174,137
Receivable from investment manager	15,670
Deferred offering cost	5,876
Dividends, interest and other receivables	2,116
Other assets	65

Total assets	7,547,487

LIABILITIES
Payable for securities purchased	16,650
Distribution fees payable – Class B	1,469
Trustees’ fees payable	23
Accrued expenses	58,253

Total liabilities	76,395

NET ASSETS	$7,471,092

Net assets were comprised of:
Paid in capital	$7,196,177
Accumulated undistributed net investment income (loss)	(3,187)
Accumulated undistributed net realized gain (loss) on investments	21,657
Net unrealized appreciation (depreciation) on investments	256,445

Net assets	$7,471,092

Class B
Net asset value, offering and redemption price per share, $7,471,092 / 720,417 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.37

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends ($2,331 of dividend income received from affiliates)	$16,257
Interest	32

Total income	16,289

EXPENSES
Custodian fees	65,126
Professional fees	36,384
Administrative fees	20,610
Offering costs	8,717
Distribution fees – Class B	7,489
Investment management fees	4,493
Printing and mailing expenses	4,376
Trustees’ fees	81
Miscellaneous	502

Gross expenses	147,778
Less: Waiver from investment manager	(25,103)
Reimbursement from investment advisor	(103,199)

Net expenses	19,476

NET INVESTMENT INCOME (LOSS)	(3,187)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($5,160 of realized gain (loss) from affiliates)	5,400
Net distributions of realized gain received from Underlying Portfolios	14

Net realized gain (loss)	5,414

Net change in unrealized appreciation (depreciation) on investments ($214,287 of change in unrealized appreciation (depreciation) from affiliates)	287,889

NET REALIZED AND UNREALIZED GAIN (LOSS)	293,303

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$290,116

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	October 30, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,187)	$42,560
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	5,414	49,570
Net change in unrealized appreciation (depreciation) on investments	287,889	(31,444)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	290,116	60,686

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(66,295)
Distributions from net realized capital gains
Class B	—	(14,413)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(80,708)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 294,864 and 562,797 shares, respectively ]	2,950,802	5,625,096
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,173 shares, respectively ]	—	80,708
Capital shares repurchased [ (20,304) and (125,113) shares, respectively ]	(202,821)	(1,252,787)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,747,981	4,453,017

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,038,097	4,432,995
NET ASSETS:
Beginning of period	4,432,995	—

End of period (a)	$7,471,092	$4,432,995

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(3,187)	$—

* The Portfolio commenced operations on October 30, 2013.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2014 (Unaudited)		October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.94		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.01	)(e)	0.10	(e)
Net realized and unrealized gain (loss) on investments	0.44		0.03

Total from investment operations	0.43		0.13

Less distributions:
Dividends from net investment income	—		(0.16)
Distributions from net realized gains	—		(0.03)

Total dividends and distributions	—		(0.19)

Net asset value, end of period	$10.37		$9.94

Total return (b)	4.33%		1.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,471		$4,433
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%		0.65%
Before waivers and reimbursements (a)(f)	4.93%		3.58%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x).	(0.11)%		5.80	%(l)
Before waivers and reimbursements (a)(f)(x)	(4.39)%		2.86	%(l)
Portfolio turnover rate (z)	13%		43%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM GROWTH PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
EQ/International Equity Index Portfolio	7.0%
EQ/Capital Guardian Research Portfolio	5.6
Multimanager Mid Cap Value Portfolio	4.2
EQ/Morgan Stanley Mid Cap Growth Portfolio	4.1
EQ/Convertible Securities Portfolio	4.1
EQ/MFS International Growth Portfolio	4.0
EQ/BlackRock Basic Value Equity Portfolio	2.9
EQ/GAMCO Small Company Value Portfolio	2.9
EQ/AllianceBernstein Small Cap Growth Portfolio	2.8
EQ/Wells Fargo Omega Growth Portfolio	2.8
EQ/T. Rowe Price Growth Stock Portfolio	2.8
EQ/Invesco Comstock Portfolio	2.7
EQ/Emerging Markets Equity PLUS Portfolio .	2.7
EQ/Real Estate PLUS Portfolio	2.5
EQ/PIMCO Ultra Short Bond Portfolio	2.5
EQ/Global Bond PLUS Portfolio	2.5
Multimanager Core Bond Portfolio	2.4
EQ/Intermediate Government Bond Portfolio	2.4
iShares® International Treasury Bond ETF	2.2
EQ/PIMCO Global Real Return Portfolio	2.2
iShares® JP Morgan USD Emerging Markets Bond ETF	1.9
Templeton Global Smaller Companies, Advisor Class	1.9
PowerShares DB Gold Fund	1.8
EQ/GAMCO Mergers and Acquisitions Portfolio	1.8
iShares® Global Infrastructure ETF	1.8
EQ/High Yield Bond Portfolio	1.7
iShares® Floating Rate Bond ETF	1.7
AQR Managed Futures Strategy, Institutional Class	1.5
PowerShares DB G10 Currency Harvest Fund .	1.5
Templeton Emerging Markets Small Cap, Advisor Class	1.4
AXA SmartBeta Equity Portfolio	1.4
EQ/Energy ETF Portfolio	1.4
EQ/Low Volatility Global ETF Portfolio	1.4
EQ/Natural Resources PLUS Portfolio	1.4
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	1.4
PowerShares S&P 500 BuyWrite Portfolio	1.4
iShares® U.S. Oil & Gas Exploration & Production ETF	1.3
PowerShares DB Commodity Index Tracking Fund	1.2
AXA/Lord Abbett Micro Cap Portfolio	1.1
BlackRock Global Long/Short Credit Fund, Institutional Class	0.9
iShares® MSCI EAFE Small-Cap ETF	0.8
SPDR® Barclays Short Term High Yield Bond ETF	0.8
Eaton Vance Floating-Rate Fund, Institutional Class	0.6
Van Eck Unconstrained Emerging Market Bond Fund, Institutional Class	0.6
Franklin K2 Alternative Strategies Fund	0.5
PIMCO Foreign Bond Fund Unhedged, Institutional Class	0.4
PowerShares DB Base Metals Fund	0.4
Vanguard Short-Term Inflation-Protected Securities ETF	0.3
PowerShares DB Silver Fund	0.2
iShares® Micro-Cap ETF	0.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class B
Actual	$1,000.00	$1,047.90	$3.30
Hypothetical (5% average return before expenses)	1,000.00	1,021.57	3.26

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	16,572	$166,387
AXA SmartBeta Equity Portfolio‡	14,019	152,456
AXA/Lord Abbett Micro Cap Portfolio*‡	12,262	124,956
BlackRock Global Long/Short Credit Fund, Institutional Class	8,509	93,517
Eaton Vance Floating-Rate Fund, Institutional Class	7,007	64,116
EQ/AllianceBernstein Small Cap Growth Portfolio‡	13,796	304,455
EQ/BlackRock Basic Value Equity Portfolio‡	14,871	316,701
EQ/Capital Guardian Research Portfolio‡	30,735	605,406
EQ/Convertible Securities Portfolio‡	40,336	448,388
EQ/Emerging Markets Equity PLUS Portfolio‡	29,928	295,478
EQ/Energy ETF Portfolio‡	13,334	151,995
EQ/GAMCO Mergers and Acquisitions Portfolio‡	14,490	197,910
EQ/GAMCO Small Company Value Portfolio‡	5,352	310,834
EQ/Global Bond PLUS Portfolio‡	27,650	267,567
EQ/High Yield Bond Portfolio‡	17,551	185,602
EQ/Intermediate Government Bond Portfolio‡	25,515	263,474
EQ/International Equity Index Portfolio‡	74,327	762,987
EQ/Invesco Comstock Portfolio‡	20,021	297,814
EQ/Low Volatility Global ETF Portfolio‡	14,413	151,596
EQ/MFS International Growth Portfolio‡	57,554	440,620
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	21,998	451,184
EQ/Natural Resources PLUS Portfolio‡	13,010	150,105
EQ/PIMCO Global Real Return Portfolio‡	23,686	234,786
EQ/PIMCO Ultra Short Bond Portfolio‡	27,255	270,698
EQ/Real Estate PLUS Portfolio‡	25,012	272,891
EQ/T. Rowe Price Growth Stock Portfolio*‡	8,735	302,090
EQ/Wells Fargo Omega Growth Portfolio*‡	24,157	303,855
Franklin K2 Alternative Strategies Fund*	5,496	59,301
iShares® Floating Rate Bond ETF	3,630	184,404
iShares® Global Infrastructure ETF	4,460	$197,712
iShares® International Treasury Bond ETF	2,280	239,993
iShares® JP Morgan USD Emerging Markets Bond ETF	1,780	205,181
iShares® Micro-Cap ETF	340	25,881
iShares® MSCI EAFE Small-Cap ETF	1,750	92,610
iShares® U.S. Oil & Gas Exploration & Production ETF	1,410	136,883
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	7,212	148,432
Multimanager Core Bond Portfolio‡	26,286	264,587
Multimanager Mid Cap Value Portfolio‡	31,545	453,195
PIMCO Foreign Bond Fund Unhedged, Institutional Class	3,696	39,394
PowerShares DB Base Metals Fund*	2,290	38,884
PowerShares DB Commodity Index Tracking Fund*	4,830	128,381
PowerShares DB G10 Currency Harvest Fund*	6,130	159,932
PowerShares DB Gold Fund*	4,510	200,695
PowerShares DB Silver Fund*	770	26,950
PowerShares S&P 500 BuyWrite Portfolio	6,920	148,019
SPDR® Barclays Short Term High Yield Bond ETF	2,840	87,926
Templeton Emerging Markets Small Cap, Advisor Class	11,942	153,577
Templeton Global Smaller Companies, Advisor Class	21,649	203,287
Van Eck Unconstrained Emerging Market Bond Fund, Institutional Class	6,756	61,618
Vanguard Short-Term Inflation- Protected Securities ETF	690	34,583

Total Investments (99.5%) (Cost $10,434,643)		10,879,293
Other Assets Less Liabilities (0.5%)		55,978

Net Assets (100%)		$10,935,271

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio (a)	$167,933	$95,006	$262,099	$—	$—	$4,413
AXA International Value Managed Volatility Portfolio (b)	234,360	135,722	368,904	—	—	5,807
AXA SmartBeta Equity Portfolio	77,387	68,221	1,701	152,456	—	1
AXA/Lord Abbett Micro Cap Portfolio	—	113,280	523	124,956	—	5
EQ/AllianceBernstein Small Cap Growth Portfolio	164,145	136,441	3,404	304,455	—	—	#
EQ/BlackRock Basic Value Equity Portfolio	164,824	134,895	3,313	316,701	—	3
EQ/Capital Guardian Research Portfolio	322,060	264,084	6,829	605,406	—	6
EQ/Convertible Securities Portfolio	228,672	194,916	4,858	448,388	—	5
EQ/Emerging Markets Equity PLUS Portfolio	156,174	134,894	12,103	295,478	—	13
EQ/Energy ETF Portfolio	77,136	58,475	1,456	151,995	—	2
EQ/GAMCO Mergers and Acquisitions Portfolio	128,932	92,818	28,581	197,910	—	86
EQ/GAMCO Small Company Value Portfolio	165,833	136,441	3,400	310,834	—	4
EQ/Global Bond PLUS Portfolio	128,427	134,996	3,006	267,567	—	—	#
EQ/High Yield Bond Portfolio	94,939	86,216	1,943	185,602	—	1
EQ/Intermediate Government Bond Portfolio	129,294	134,996	3,005	263,474	—	—	#
EQ/International Equity Index Portfolio	—	736,873	3,284	762,987	—	4
EQ/Invesco Comstock Portfolio	165,582	134,894	19,826	297,814	—	(10)
EQ/Low Volatility Global ETF Portfolio	75,896	68,221	1,701	151,596	—	1
EQ/MFS International Growth Portfolio	232,792	194,916	4,861	440,620	—	2
EQ/Morgan Stanley Mid Cap Growth Portfolio	245,199	225,816	21,363	451,184	—	—	#
EQ/Natural Resources PLUS Portfolio	76,930	60,021	1,544	150,105	—	3
EQ/PIMCO Global Real Return Portfolio	113,101	115,403	2,830	234,786	—	—	#
EQ/PIMCO Ultra Short Bond Portfolio	218,081	116,950	65,174	270,698	—	(6)
EQ/Real Estate PLUS Portfolio	132,540	116,950	2,911	272,891	—	6
EQ/T. Rowe Price Growth Stock Portfolio	165,023	148,094	19,941	302,090	—	(126)
EQ/Wells Fargo Omega Growth Portfolio	165,328	134,894	3,311	303,855	—	5
Multimanager Core Bond Portfolio	128,463	135,467	2,917	264,587	2,018	—	#
Multimanager Mid Cap Value Portfolio	238,539	194,916	4,851	453,195	—	12

	$4,197,590	$4,304,816	$859,639	$7,981,630	$2,018	$10,237

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
#	Amount represents less than $0.50.
(a)	Formerly known as EQ/International Core PLUS Portfolio.
(b)	Formerly known as EQ/International Value PLUS Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,908,034	$—	$—	$1,908,034
Investment Companies	989,629	7,981,630	—	8,971,259

Total Assets	$2,897,663	$7,981,630	$—	$10,879,293

Total Liabilities	$—	$—	$—	$—

Total	$2,897,663	$7,981,630	$—	$10,879,293

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,694,243
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$998,670

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$458,774
Aggregate gross unrealized depreciation	(15,521)

Net unrealized appreciation	$443,253

Federal income tax cost of investments	$10,436,040

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $7,650,560)	$7,981,630
Unaffiliated Issuers (Cost $2,784,083)	2,897,663
Cash	305,516
Receivable from Separate Accounts for Trust shares sold	31,279
Receivable from investment manager	14,558
Deferred offering cost	5,876
Dividends, interest and other receivables	3,993
Other assets	91

Total assets	11,240,606

LIABILITIES
Payable for securities purchased	245,269
Distribution fees payable – Class B	2,158
Accrued expenses	57,908

Total liabilities	305,335

NET ASSETS	$10,935,271

Net assets were comprised of:
Paid in capital	$10,470,229
Accumulated undistributed net investment income (loss)	(8,831)
Accumulated undistributed net realized gain (loss) on investments	29,223
Net unrealized appreciation (depreciation) on investments	444,650

Net assets	$10,935,271

Class B
Net asset value, offering and redemption price per share, $10,935,271 / 1,041,650 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.50

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends ($2,018 of dividend income received from affiliates)	$18,224
Interest	47

Total income	18,271

EXPENSES
Custodian fees	65,126
Professional fees	37,399
Administrative fees	22,369
Distribution fees – Class B	10,421
Offering costs	8,717
Investment management fees	6,253
Printing and mailing expenses	4,297
Trustees’ fees	68
Miscellaneous	499

Gross expenses	155,149
Less: Waiver from investment manager	(28,622)
Reimbursement from investment advisor	(99,425)

Net expenses	27,102

NET INVESTMENT INCOME (LOSS)	(8,831)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($10,237 of realized gain (loss) from affiliates)	8,852
Net distributions of realized gain received from Underlying Portfolios	25

Net realized gain (loss)	8,877

Net change in unrealized appreciation (depreciation) on investments ($338,863 of change in unrealized appreciation (depreciation) from affiliates)	452,187

NET REALIZED AND UNREALIZED GAIN (LOSS)	461,064

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$452,233

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	October 30, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(8,831)	$36,188
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	8,877	50,350
Net change in unrealized appreciation (depreciation) on investments	452,187	(7,537)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	452,233	79,001

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(57,484)
Distributions from net realized capital gains
Class B	—	(13,539)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(71,023)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 482,111 and 570,433 shares, respectively ]	4,879,596	5,706,797
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,152 shares, respectively ]	—	71,023
Capital shares repurchased [ (17,978) and (68) shares, respectively ]	(181,680)	(676)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,697,916	5,777,144

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,150,149	5,785,122
NET ASSETS:
Beginning of period	5,785,122	—

End of period (a)	$10,935,271	$5,785,122

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(8,831)	$—

* The Portfolio commenced operations on October 30, 2013.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2014 (Unaudited)		October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$10.02		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.01	)(e)	0.08	(e)
Net realized and unrealized gain (loss) on investments	0.49		0.06

Total from investment operations	0.48		0.14

Less distributions:
Dividends from net investment income	—		(0.10)
Distributions from net realized gains	—		(0.02)

Total dividends and distributions	—		(0.12)

Net asset value, end of period	$10.50		$10.02

Total return (b)	4.79%		1.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,935		$5,785
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%		0.65%
Before waivers and reimbursements (a)(f)	3.72%		3.57%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x).	(0.21)%		4.90	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.28)%		1.99	%(l)
Portfolio turnover rate (z)	12%		10%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
EQ/International Equity Index Portfolio	8.1%
EQ/Capital Guardian Research Portfolio	6.5
Multimanager Mid Cap Value Portfolio	4.9
EQ/Morgan Stanley Mid Cap Growth Portfolio	4.8
EQ/MFS International Growth Portfolio	4.7
EQ/Real Estate PLUS Portfolio	3.6
EQ/BlackRock Basic Value Equity Portfolio	3.4
EQ/GAMCO Small Company Value Portfolio .	3.4
EQ/Wells Fargo Omega Growth Portfolio	3.3
EQ/AllianceBernstein Small Cap Growth Portfolio	3.3
EQ/Invesco Comstock Portfolio	3.3
EQ/T. Rowe Price Growth Stock Portfolio	3.2
EQ/Emerging Markets Equity PLUS Portfolio .	3.2
PowerShares DB Gold Fund	2.8
EQ/Convertible Securities Portfolio	2.8
iShares® Global Infrastructure ETF	2.5
EQ/Energy ETF Portfolio	2.1
Templeton Global Smaller Companies, Advisor Class	2.0
EQ/Natural Resources PLUS Portfolio	2.0
AQR Managed Futures Strategy, Institutional Class	1.9
PowerShares DB G10 Currency Harvest Fund .	1.8
PowerShares DB Commodity Index Tracking Fund	1.8
iShares® U.S. Oil & Gas Exploration & Production ETF	1.7
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	1.7
AXA SmartBeta Equity Portfolio	1.7
EQ/Low Volatility Global ETF Portfolio	1.7
Templeton Emerging Markets Small Cap, Advisor Class	1.6
PowerShares S&P 500 BuyWrite Portfolio	1.6
AXA/Lord Abbett Micro Cap Portfolio	1.3
iShares® MSCI EAFE Small-Cap ETF	1.1
EQ/Global Bond PLUS Portfolio	1.0
Multimanager Core Bond Portfolio	1.0
EQ/Intermediate Government Bond Portfolio	1.0
iShares® JP Morgan USD Emerging Markets Bond ETF	0.9
EQ/PIMCO Ultra Short Bond Portfolio	0.9
EQ/GAMCO Mergers and Acquisitions Portfolio	0.8
EQ/PIMCO Global Real Return Portfolio	0.8
iShares® International Treasury Bond ETF	0.8
EQ/High Yield Bond Portfolio	0.7
BlackRock Global Long/Short Credit Fund, Institutional Class	0.7
Franklin K2 Alternative Strategies Fund	0.6
iShares® Floating Rate Bond ETF	0.6
PowerShares DB Base Metals Fund	0.6
PowerShares DB Silver Fund	0.4
iShares® Micro-Cap ETF	0.4
SPDR® Barclays Short Term High Yield Bond ETF	0.4
Eaton Vance Floating-Rate Fund, Institutional Class	0.3
PIMCO Foreign Bond Fund Unhedged, Institutional Class	0.2
Vanguard Short-Term Inflation-Protected Securities ETF	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class B
Actual	$1,000.00	$1,052.10	$3.31
Hypothetical (5% average return before expenses)	1,000.00	1,021.57	3.26

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	11,454	$114,994
AXA SmartBeta Equity Portfolio‡	9,503	103,348
AXA/Lord Abbett Micro Cap Portfolio*‡	8,020	81,730
BlackRock Global Long/Short Credit Fund, Institutional Class	3,722	40,904
Eaton Vance Floating-Rate Fund, Institutional Class	1,822	16,675
EQ/AllianceBernstein Small Cap Growth Portfolio‡	9,220	203,474
EQ/BlackRock Basic Value Equity Portfolio‡	9,936	211,594
EQ/Capital Guardian Research Portfolio‡	20,472	403,255
EQ/Convertible Securities Portfolio‡	15,716	174,702
EQ/Emerging Markets Equity PLUS Portfolio‡	19,948	196,948
EQ/Energy ETF Portfolio‡	11,166	127,284
EQ/GAMCO Mergers and Acquisitions Portfolio‡	3,784	51,691
EQ/GAMCO Small Company Value Portfolio‡	3,573	207,543
EQ/Global Bond PLUS Portfolio‡	6,316	61,115
EQ/High Yield Bond Portfolio‡	4,163	44,028
EQ/Intermediate Government Bond Portfolio‡	5,822	60,122
EQ/International Equity Index Portfolio‡	48,581	498,703
EQ/Invesco Comstock Portfolio‡	13,523	201,155
EQ/Low Volatility Global ETF Portfolio‡	9,686	101,877
EQ/MFS International Growth Portfolio‡	37,853	289,789
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	14,570	298,832
EQ/Natural Resources PLUS Portfolio‡	10,783	124,407
EQ/PIMCO Global Real Return Portfolio‡	5,020	49,757
EQ/PIMCO Ultra Short Bond Portfolio‡	5,752	57,131
EQ/Real Estate PLUS Portfolio‡	20,633	225,112
EQ/T. Rowe Price Growth Stock Portfolio*‡	5,730	198,177
EQ/Wells Fargo Omega Growth Portfolio*‡	16,217	203,986
Franklin K2 Alternative Strategies Fund*	3,703	39,955
iShares® Floating Rate Bond ETF	720	36,576
iShares® Global Infrastructure ETF	3,540	156,928
iShares® International Treasury Bond ETF	450	47,367
iShares® JP Morgan USD Emerging Markets Bond ETF	500	57,635
iShares® Micro-Cap ETF	300	22,836
iShares® MSCI EAFE Small-Cap ETF	1,300	68,796

iShares® U.S. Oil & Gas Exploration & Production ETF	1,110	$107,759
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	5,124	105,459
Multimanager Core Bond Portfolio‡	6,045	60,842
Multimanager Mid Cap Value Portfolio‡	21,100	303,133
PIMCO Foreign Bond Fund Unhedged, Institutional Class	1,337	14,256
PowerShares DB Base Metals Fund*	2,050	34,809
PowerShares DB Commodity Index Tracking Fund*	4,100	108,978
PowerShares DB G10 Currency Harvest Fund*	4,300	112,187
PowerShares DB Gold Fund*	3,940	175,330
PowerShares DB Silver Fund*	680	23,800
PowerShares S&P 500 BuyWrite Portfolio	4,480	95,827
SPDR® Barclays Short Term High Yield Bond ETF	710	21,982
Templeton Emerging Markets Small Cap, Advisor Class	7,726	99,351
Templeton Global Smaller Companies, Advisor Class	13,274	124,644
Vanguard Short-Term Inflation- Protected Securities ETF	100	5,012

Total Investments (99.9%) (Cost $5,897,844)		6,171,795
Other Assets Less Liabilities (0.1%)		7,084

Net Assets (100%)		$6,178,879

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio (a)	$136,412	$28,311	$164,530	$—	$—	$2,215
AXA International Value Managed Volatility Portfolio (b)	197,722	42,467	239,930	—	—	3,068
AXA SmartBeta Equity Portfolio	69,433	32,184	3,905	103,348	—	12
AXA/Lord Abbett Micro Cap Portfolio	—	76,455	2,392	81,730	—	(34)
EQ/AllianceBernstein Small Cap Growth Portfolio	141,443	64,368	7,841	203,474	—	(7)
EQ/BlackRock Basic Value Equity Portfolio	141,849	64,368	7,772	211,594	—	62
EQ/Capital Guardian Research Portfolio	273,879	128,943	15,799	403,255	—	62
EQ/Convertible Securities Portfolio	103,183	66,122	6,842	174,702	—	13
EQ/Emerging Markets Equity PLUS Portfolio	131,697	64,368	7,829	196,948	—	5
EQ/Energy ETF Portfolio	85,862	38,450	11,591	127,284	—	368
EQ/GAMCO Mergers and Acquisitions Portfolio	53,146	18,800	21,797	51,691	—	(170)
EQ/GAMCO Small Company Value Portfolio	143,417	64,368	7,838	207,543	—	(5)
EQ/Global Bond PLUS Portfolio	37,148	24,715	2,446	61,115	—	3
EQ/High Yield Bond Portfolio	22,739	21,269	1,467	44,028	—	1
EQ/Intermediate Government Bond Portfolio	37,290	24,715	2,448	60,122	—	— #
EQ/International Equity Index Portfolio	—	496,590	16,346	498,703	—	24
EQ/Invesco Comstock Portfolio	142,720	64,368	16,894	201,155	—	140
EQ/Low Volatility Global ETF Portfolio	67,634	32,184	3,906	101,877	—	11
EQ/MFS International Growth Portfolio	196,060	94,772	11,401	289,789	—	13
EQ/Morgan Stanley Mid Cap Growth Portfolio	210,330	114,473	29,643	298,832	—	171
EQ/Natural Resources PLUS Portfolio	85,554	38,450	11,726	124,407	—	233
EQ/PIMCO Global Real Return Portfolio	31,445	18,335	2,110	49,757	—	1
EQ/PIMCO Ultra Short Bond Portfolio	74,239	20,115	37,677	57,131	—	(230)
EQ/Real Estate PLUS Portfolio	128,801	82,190	8,298	225,112	—	26
EQ/T. Rowe Price Growth Stock Portfolio	142,157	66,868	17,009	198,177	—	25
EQ/Wells Fargo Omega Growth Portfolio	142,562	64,368	7,833	203,986	—	1
Multimanager Core Bond Portfolio	37,184	25,185	2,446	60,842	469	2
Multimanager Mid Cap Value Portfolio	203,014	94,772	11,421	303,133	—	(8)

	$3,036,920	$1,972,573	$681,137	$4,539,735	$469	$6,002

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
#	Amount represents less than $0.50.
(a)	Formerly known as EQ/International Core PLUS Portfolio.
(b)	Formerly known as EQ/International Value PLUS Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,075,822	$—	$—	$1,075,822
Investment Companies	556,238	4,539,735	—	5,095,973

Total Assets	$1,632,060	$4,539,735	$—	$6,171,795

Total Liabilities	$—	$—	$—	$—

Total	$1,632,060	$4,539,735	$—	$6,171,795

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,518,998
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$777,626

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$290,870
Aggregate gross unrealized depreciation	(17,124)

Net unrealized appreciation	$273,746

Federal income tax cost of investments	$5,898,049

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $4,336,902)	$4,539,735
Unaffiliated Issuers (Cost $1,560,942)	1,632,060
Cash	33,832
Receivable from investment manager	13,909
Receivable for securities sold	9,377
Receivable from Separate Accounts for Trust shares sold	7,632
Deferred offering cost	5,922
Dividends, interest and other receivables	3,041
Other assets	51

Total assets	6,245,559

LIABILITIES
Payable for securities purchased	8,310
Distribution fees payable – Class B	1,204
Payable to Separate Accounts for Trust shares redeemed	167
Trustees’ fees payable	12
Accrued expenses	56,987

Total liabilities	66,680

NET ASSETS	$6,178,879

Net assets were comprised of:
Paid in capital	$5,898,570
Accumulated undistributed net investment income (loss)	(8,134)
Accumulated undistributed net realized gain (loss) on investments	14,492
Net unrealized appreciation (depreciation) on investments	273,951

Net assets	$6,178,879

Class B
Net asset value, offering and redemption price per share, $6,178,879 / 588,250 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.50

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends ($469 of dividend income received from affiliates)	$7,803
Interest	26

Total income	7,829

EXPENSES
Custodian fees	58,961
Professional fees	36,366
Administrative fees	19,799
Offering costs	8,786
Distribution fees – Class B	6,138
Printing and mailing expenses	4,281
Investment management fees	3,683
Trustees’ fees	62
Miscellaneous	500

Gross expenses	138,576
Less: Waiver from investment manager	(23,482)
Reimbursement from investment advisor	(99,131)

Net expenses	15,963

NET INVESTMENT INCOME (LOSS)	(8,134)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($6,002 of realized gain (loss) from affiliates)	6,589
Net distributions of realized gain received from Underlying Portfolios	22

Net realized gain (loss)	6,611

Net change in unrealized appreciation (depreciation) on investments ($211,379 of change in unrealized appreciation (depreciation) from affiliates)	285,458

NET REALIZED AND UNREALIZED GAIN (LOSS)	292,069

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$283,935

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	October 30, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(8,134)	$34,757
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	6,611	53,675
Net change in unrealized appreciation (depreciation) on investments	285,458	(11,507)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	283,935	76,925

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(55,632)
Distributions from net realized capital gains
Class B	—	(29,641)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(85,273)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 181,237 and 412,799 shares, respectively ]	1,838,118	4,127,208
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,639 shares, respectively ]	—	85,273
Capital shares repurchased [ (14,417) and (8) shares, respectively ]	(147,232)	(75)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,690,886	4,212,406

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,974,821	4,204,058
NET ASSETS:
Beginning of period	4,204,058	—

End of period (a)	$6,178,879	$4,204,058

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(8,134)	$—

* The Portfolio commenced operations on October 30, 2013.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2014 (Unaudited)		October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.98		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.09	(e)
Net realized and unrealized gain (loss) on investments	0.54		0.10

Total from investment operations	0.52		0.19

Less distributions:
Dividends from net investment income	—		(0.14)
Distributions from net realized gains	—		(0.07)

Total dividends and distributions	—		(0.21)

Net asset value, end of period	$10.50		$9.98

Total return (b)	5.21%		1.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,179		$4,204
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%		0.65%
Before waivers and reimbursements (a)(f)	5.64%		3.80%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x).	(0.33)%		5.07	%(l)
Before waivers and reimbursements (a)(f)(x)	(5.32)%		1.92	%(l)
Portfolio turnover rate (z)	16%		10%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM EQUITY PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies) As of June 30, 2014
EQ/International Equity Index Portfolio	12.6%
EQ/Capital Guardian Research Portfolio	10.3
Multimanager Mid Cap Value Portfolio	7.6
EQ/Morgan Stanley Mid Cap Growth Portfolio	7.4
EQ/MFS International Growth Portfolio	7.4
EQ/BlackRock Basic Value Equity Portfolio	5.1
EQ/Invesco Comstock Portfolio	5.1
EQ/T. Rowe Price Growth Stock Portfolio	5.0
EQ/GAMCO Small Company Value Portfolio .	5.0
EQ/Wells Fargo Omega Growth Portfolio	5.0
EQ/AllianceBernstein Small Cap Growth Portfolio	5.0
EQ/Emerging Markets Equity PLUS Portfolio .	4.9
Templeton Global Smaller Companies, Advisor Class	4.0
AXA SmartBeta Equity Portfolio	2.6
EQ/Low Volatility Global ETF Portfolio	2.5
Morgan Stanley Institutional Fund, Inc. – Frontier Emerging Markets Portfolio, Institutional Class	2.5
Templeton Emerging Markets Small Cap, Advisor Class	2.4
PowerShares S&P 500 BuyWrite Portfolio	2.3
AXA/Lord Abbett Micro Cap Portfolio	1.9
iShares® MSCI EAFE Small-Cap ETF	0.9
iShares® Micro-Cap ETF	0.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class B
Actual	$1,000.00	$1,043.30	$3.29
Hypothetical (5% average return before expenses)	1,000.00	1,021.57	3.26

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA SmartBeta Equity Portfolio‡	11,469	$124,726
AXA/Lord Abbett Micro Cap Portfolio*‡	9,024	91,962
EQ/AllianceBernstein Small Cap Growth Portfolio‡	10,869	239,842
EQ/BlackRock Basic Value Equity Portfolio‡	11,579	246,596
EQ/Capital Guardian Research Portfolio‡	25,139	495,188
EQ/Emerging Markets Equity PLUS Portfolio‡	23,878	235,746
EQ/GAMCO Small Company Value Portfolio‡	4,150	241,070
EQ/International Equity Index Portfolio‡	59,444	610,210
EQ/Invesco Comstock Portfolio‡	16,516	245,685
EQ/Low Volatility Global ETF Portfolio‡	11,638	122,414
EQ/MFS International Growth Portfolio‡	46,488	355,903
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	17,543	359,809
EQ/T. Rowe Price Growth Stock Portfolio*‡	6,997	241,992
EQ/Wells Fargo Omega Growth Portfolio*‡	19,146	240,830

iShares® Micro-Cap ETF	310	$23,597
iShares® MSCI EAFE Small-Cap ETF	800	42,336
Morgan Stanley Institutional Fund, Inc. – Frontier Emerging Markets Portfolio, Institutional Class	5,838	120,154
Multimanager Mid Cap Value Portfolio‡	25,501	366,369
PowerShares S&P 500 BuyWrite Portfolio	5,150	110,159
Templeton Emerging Markets Small Cap, Advisor Class	9,143	117,579
Templeton Global Smaller Companies, Advisor Class	20,520	192,685

Total Investments (99.9%) (Cost $4,592,863)		4,824,852
Other Assets Less Liabilities (0.1%)		4,661

Net Assets (100%)		$4,829,513

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio (a)	$196,354	$24,249	$220,430	$—	$—	$2,868
AXA International Value Managed Volatility Portfolio (b)	307,880	20,570	328,258	—	—	3,597
AXA SmartBeta Equity Portfolio	104,344	14,321	1,187	124,726	—	(1)
AXA/Lord Abbett Micro Cap Portfolio	—	83,084	403	91,962	—	1
EQ/AllianceBernstein Small Cap Growth Portfolio	203,508	32,376	2,369	239,842	—	(7)
EQ/BlackRock Basic Value Equity Portfolio	204,411	28,076	2,359	246,596	—	2
EQ/Capital Guardian Research Portfolio	422,939	57,123	4,861	495,188	—	(10)
EQ/Emerging Markets Equity PLUS Portfolio	189,225	49,576	15,284	235,746	—	(123)
EQ/GAMCO Small Company Value Portfolio	206,378	28,076	2,370	241,070	—	(8)
EQ/International Equity Index Portfolio	—	589,937	4,242	610,210	—	1
EQ/Invesco Comstock Portfolio	205,658	28,076	2,363	245,685	—	(2)
EQ/Low Volatility Global ETF Portfolio	101,599	14,321	1,187	122,414	—	— #
EQ/MFS International Growth Portfolio	305,325	53,533	16,494	355,903	—	(97)
EQ/Morgan Stanley Mid Cap Growth Portfolio	328,400	63,798	34,416	359,809	—	1,381
EQ/T. Rowe Price Growth Stock Portfolio	204,829	32,376	2,361	241,992	—	— #
EQ/Wells Fargo Omega Growth Portfolio	205,424	32,376	2,368	240,830	—	(12)
Multimanager Mid Cap Value Portfolio	316,427	42,397	14,112	366,369	—	185

	$3,502,701	$1,194,265	$655,064	$4,218,342	$—	$7,775

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
#	Amount represents less than $0.50.
(a)	Formerly known as EQ/International Core PLUS Portfolio.
(b)	Formerly known as EQ/International Value PLUS Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$176,092	$—	$—	$176,092
Investment Companies	430,418	4,218,342	—	4,648,760

Total Assets	$606,510	$4,218,342	$—	$4,824,852

Total Liabilities	$—	$—	$—	$—

Total	$606,510	$4,218,342	$—	$4,824,852

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,253,150
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$750,053

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$255,767
Aggregate gross unrealized depreciation	(24,018)

Net unrealized appreciation	$231,749

Federal income tax cost of investments	$4,593,103

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $4,032,448)	$4,218,342
Unaffiliated Issuers (Cost $560,415)	606,510
Cash	48,835
Receivable from Separate Accounts for Trust shares sold	17,132
Receivable from investment manager	7,417
Deferred offering cost	5,876
Dividends, interest and other receivables	468
Other assets	46

Total assets	4,904,626

LIABILITIES
Payable for securities purchased	19,253
Distribution fees payable – Class B	973
Payable to Separate Accounts for Trust shares redeemed	15
Trustees’ fees payable	12
Accrued expenses	54,860

Total liabilities	75,113

NET ASSETS	$4,829,513

Net assets were comprised of:
Paid in capital	$4,558,113
Accumulated undistributed net investment income (loss)	(11,040)
Accumulated undistributed net realized gain (loss) on investments	50,451
Net unrealized appreciation (depreciation) on investments	231,989

Net assets	$4,829,513

Class B
Net asset value, offering and redemption price per share, $4,829,513 / 455,174 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.61

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends	$2,958
Interest	19

Total income	2,977

EXPENSES
Custodian fees	40,464
Professional fees	26,363
Administrative fees	19,350
Offering costs	8,717
Distribution fees – Class B	5,390
Printing and mailing expenses	4,277
Investment management fees	3,234
Trustees’ fees	60
Miscellaneous	502

Gross expenses	108,357
Less: Waiver from investment manager	(22,584)
Reimbursement from investment advisor	(71,756)

Net expenses	14,017

NET INVESTMENT INCOME (LOSS)	(11,040)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($7,775 of realized gain (loss) from affiliates)	9,005
Net distributions of realized gain received from Underlying Portfolios	34

Net realized gain (loss)	9,039

Net change in unrealized appreciation (depreciation) on investments ($176,440 of change in unrealized appreciation (depreciation) from affiliates)	200,971

NET REALIZED AND UNREALIZED GAIN (LOSS)	210,010

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$198,970

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	October 30, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(11,040)	$36,402
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	9,039	75,755
Net change in unrealized appreciation (depreciation) on investments	200,971	31,018

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	198,970	143,175

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(61,734)
Distributions from net realized capital gains
Class B	—	(13,706)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(75,440)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 44,744 and 403,507 shares, respectively ]	457,737	4,035,655
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,512 shares, respectively ]	—	75,440
Capital shares repurchased [ (589) and 0 shares, respectively ]	(6,024)	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	451,713	4,111,095

TOTAL INCREASE (DECREASE) IN NET ASSETS	650,683	4,178,830
NET ASSETS:
Beginning of period	4,178,830	—

End of period (a)	$4,829,513	$4,178,830

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(11,040)	$—

* The Portfolio commenced operations on October 30, 2013.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2014 (Unaudited)		October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$10.17		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.09	(e)
Net realized and unrealized gain (loss) on investments	0.47		0.26

Total from investment operations	0.44		0.35

Less distributions:
Dividends from net investment income	—		(0.15)
Distributions from net realized gains	—		(0.03)

Total dividends and distributions	—		(0.18)

Net asset value, end of period	$10.61		$10.17

Total return (b)	4.33%		3.61%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,830		$4,179
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%		0.65%
Before waivers and reimbursements (a)(f)	5.02%		3.81%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x).	(0.51)%		5.32	%(l)
Before waivers and reimbursements (a)(f)(x)	(4.89)%		2.17	%(l)
Portfolio turnover rate (z)	17%		10%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM INTERNATIONAL CONSERVATIVE PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
iShares® Global ex USD High Yield Corporate Bond ETF	16.3%
iShares® JP Morgan USD Emerging Markets Bond ETF	15.5
EQ/Global Bond PLUS Portfolio	12.7
SPDR® DB International Government Inflation-Protected Bond ETF	8.8
EQ/PIMCO Global Real Return Portfolio	8.3
iShares® International Treasury Bond ETF	4.5
EQ/International Equity Index Portfolio	4.3
iShares® International Select Dividend ETF	3.9
Van Eck Unconstrained Emerging Market Bond Fund, Institutional Class	3.4
EQ/Real Estate PLUS Portfolio	3.1
EQ/MFS International Growth Portfolio	2.5
PowerShares Global Short Term High Yield Bond Portfolio	2.1
Templeton Global Smaller Companies, Advisor Class	2.0
EQ/Emerging Markets Equity PLUS Portfolio	1.7
PIMCO Foreign Bond Fund Unhedged, Institutional Class	1.5
Vanguard Short-Term Inflation-Protected Securities ETF	1.5
AXA SmartBeta Equity Portfolio	1.4
EQ/Low Volatility Global ETF Portfolio	1.3
Morgan Stanley Institutional Fund, Inc. – Frontier Emerging Markets Portfolio, Institutional Class	1.3
iShares® Global Infrastructure ETF	1.0
Templeton Emerging Markets Small Cap, Advisor Class	1.0
PowerShares DB G10 Currency Harvest Fund	0.9
iShares® MSCI EAFE Small-Cap ETF	0.5
SPDR® S&P Emerging Markets SmallCap ETF	0.4
iShares® MSCI Frontier 100 ETF	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class B
Actual	$1,000.00	$1,057.40	$3.32
Hypothetical (5% average return before expenses)	1,000.00	1,021.57	3.26

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA SmartBeta Equity Portfolio‡	5,394	$58,664
EQ/Emerging Markets Equity PLUS Portfolio‡	7,530	74,339
EQ/Global Bond PLUS Portfolio‡	57,130	552,836
EQ/International Equity Index Portfolio‡	18,284	187,687
EQ/Low Volatility Global ETF Portfolio‡	5,453	57,359
EQ/MFS International Growth Portfolio‡	14,073	107,742
EQ/PIMCO Global Real Return Portfolio‡	36,744	364,223
EQ/Real Estate PLUS Portfolio‡	12,492	136,287
iShares® Global ex USD High Yield Corporate Bond ETF	12,040	711,444
iShares® Global Infrastructure ETF	1,010	44,773
iShares® International Select Dividend ETF	4,310	171,926
iShares® International Treasury Bond ETF	1,880	197,889
iShares® JP Morgan USD Emerging Markets Bond ETF	5,880	677,788
iShares® MSCI EAFE Small-Cap ETF	400	21,168
iShares® MSCI Frontier 100 ETF	170	6,132
Morgan Stanley Institutional Fund, Inc. – Frontier Emerging Markets Portfolio, Institutional Class	2,698	55,528
PIMCO Foreign Bond Fund Unhedged, Institutional Class	6,224	$66,350
PowerShares DB G10 Currency Harvest Fund*	1,550	40,440
PowerShares Global Short Term High Yield Bond Portfolio	3,620	90,464
SPDR® DB International Government Inflation-Protected Bond ETF	6,230	386,322
SPDR® S&P Emerging Markets SmallCap ETF	320	16,096
Templeton Emerging Markets Small Cap, Advisor Class	3,431	44,127
Templeton Global Smaller Companies, Advisor Class	9,394	88,211
Van Eck Unconstrained Emerging Market Bond Fund, Institutional Class	16,399	149,555
Vanguard Short-Term Inflation- Protected Securities ETF	1,270	63,652

Total Investments (100.3%) (Cost $4,247,511)		4,371,002
Other Assets Less Liabilities (-0.3%)		(12,266)

Net Assets (100%)		$4,358,736

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio (a)	$70,524	$1,428	$71,887	$—	$—	$810
AXA International Value Managed Volatility Portfolio (b)	100,369	2,095	102,395	—	—	1,079
AXA SmartBeta Equity Portfolio	52,919	3,093	803	58,664	—	3
EQ/Emerging Markets Equity PLUS Portfolio	67,971	4,167	1,093	74,339	—	—	#
EQ/Global Bond PLUS Portfolio	511,976	30,920	8,353	552,836	—	8
EQ/International Equity Index Portfolio	—	181,132	1,081	187,687	—	2
EQ/Low Volatility Global ETF Portfolio	51,532	2,952	788	57,359	—	—	#
EQ/MFS International Growth Portfolio	99,536	5,905	1,577	107,742	—	—	#
EQ/PIMCO Global Real Return Portfolio	322,483	29,607	5,904	364,223	—	15
EQ/Real Estate PLUS Portfolio	115,429	7,119	1,875	136,287	—	6

	$1,392,739	$268,418	$195,756	$1,539,137	$—	$1,923

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
#	Amount represents less than $0.50.
(a)	Formerly known as EQ/International Core PLUS Portfolio.
(b)	Formerly known as EQ/International Value PLUS Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,421,962	$–	$—	$2,421,962
Investment Companies	409,903	1,539,137	—	1,949,040

Total Assets	$2,831,865	$1,539,137	$—	$4,371,002

Total Liabilities	$–	$–	$—	$–

Total	$2,831,865	$1,539,137	$—	$4,371,002

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$455,445
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$219,657

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$123,640
Aggregate gross unrealized depreciation	(247)

Net unrealized appreciation	$123,393

Federal income tax cost of investments	$4,247,609

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL CONSERVATIVE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,503,575)	$1,539,137
Unaffiliated Issuers (Cost $2,743,936)	2,831,865
Cash	22,821
Receivable from investment manager	7,108
Deferred offering cost	5,876
Dividends, interest and other receivables	4,989
Receivable for securities sold	961
Other assets	43

Total assets	4,412,800

LIABILITIES
Distribution fees payable – Class B	884
Payable for securities purchased	439
Payable to Separate Accounts for Trust shares redeemed	18
Trustees’ fees payable	13
Accrued expenses	52,710

Total liabilities	54,064

NET ASSETS	$4,358,736

Net assets were comprised of:
Paid in capital	$4,213,522
Accumulated undistributed net investment income (loss)	30,517
Accumulated undistributed net realized gain (loss) on investments	(8,794)
Net unrealized appreciation (depreciation) on investments	123,491

Net assets	$4,358,736

Class B
Net asset value, offering and redemption price per share, $4,358,736 / 422,887 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.31

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends	$43,746
Interest	15

Total income	43,761

EXPENSES
Custodian fees	39,231
Professional fees	23,360
Administrative fees	19,172
Offering costs	8,717
Distribution fees – Class B	5,092
Investment management fees	3,055
Printing and mailing expenses	270
Trustees’ fees	60
Miscellaneous	502

Gross expenses	99,459
Less: Waiver from investment manager	(22,227)
Reimbursement from investment advisor	(63,988)

Net expenses	13,244

NET INVESTMENT INCOME (LOSS)	30,517

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($1,923 of realized gain (loss) from affiliates)	2,655
Net change in unrealized appreciation (depreciation) on investments ($73,736 of change in unrealized appreciation (depreciation) from affiliates)	197,331

NET REALIZED AND UNREALIZED GAIN (LOSS)	199,986

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$230,503

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL CONSERVATIVE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	October 30, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$30,517	$33,070
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	2,655	127
Net change in unrealized appreciation (depreciation) on investments	197,331	(73,840)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	230,503	(40,643)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(42,859)
Distributions from net realized capital gains
Class B	—	(6,447)
Return of capital
Class B	—	(10,373)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(59,679)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 15,538 and 401,994 shares, respectively ]	157,191	4,019,500
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,146 shares, respectively ]	—	59,679
Capital shares repurchased [ (790) and (1) shares, respectively ]	(7,807)	(8)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	149,384	4,079,171

TOTAL INCREASE (DECREASE) IN NET ASSETS	379,887	3,978,849
NET ASSETS:
Beginning of period	3,978,849	—

End of period (a)	$4,358,736	$3,978,849

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$30,517	$—

* The Portfolio commenced operations on October 30, 2013.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL CONSERVATIVE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2014 (Unaudited)	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.75	$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	0.07 (e)	0.08	(e)
Net realized and unrealized gain (loss) on investments	0.49	(0.17)

Total from investment operations	0.56	(0.09)

Less distributions:
Dividends from net investment income	—	(0.11)
Distributions from net realized gains	—	(0.02)
Return of capital	—	(0.03)

Total dividends and distributions	—	(0.16)

Net asset value, end of period	$10.31	$9.75

Total return (b)	5.74%	(1.01)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,359	$3,979
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%
Before waivers and reimbursements (a)(f)..	4.88%	3.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x).	1.50%	4.94	%(l)
Before waivers and reimbursements (a)(f)(x)	(2.73)%	1.71	%(l)
Portfolio turnover rate (z)	5%	13%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
iShares® Global ex USD High Yield Corporate Bond ETF	11.6%
iShares® JP Morgan USD Emerging Markets Bond ETF	11.1
EQ/Global Bond PLUS Portfolio	9.2
EQ/International Equity Index Portfolio	7.5
iShares® International Select Dividend ETF	6.7
SPDR® DB International Government Inflation-Protected Bond ETF	6.5
EQ/Real Estate PLUS Portfolio	6.1
EQ/PIMCO Global Real Return Portfolio	5.9
EQ/MFS International Growth Portfolio	4.2
iShares® International Treasury Bond ETF	3.7
EQ/Emerging Markets Equity PLUS Portfolio .	2.9
Van Eck Unconstrained Emerging Market Bond Fund, Institutional Class	2.5
AXA SmartBeta Equity Portfolio	2.4
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	2.4
EQ/Low Volatility Global ETF Portfolio	2.3
PowerShares Global Short Term High Yield Bond Portfolio	2.1
iShares® MSCI EAFE Small-Cap ETF	2.1
Templeton Global Smaller Companies, Advisor Class	2.0
PowerShares DB G10 Currency Harvest Fund .	2.0
iShares® Global Infrastructure ETF	1.8
Templeton Emerging Markets Small Cap, Advisor Class	1.5
Vanguard Short-Term Inflation-Protected Securities ETF	1.3
SPDR® S&P Emerging Markets SmallCap ETF	0.9
PIMCO Foreign Bond Fund Unhedged, Institutional Class	0.8
iShares® MSCI Frontier 100 ETF	0.3
iShares® Emerging Markets Infrastructure ETF	0.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class B
Actual	$1,000.00	$1,060.40	$3.32
Hypothetical (5% average return before expenses)	1,000.00	1,021.57	3.26

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period , and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA SmartBeta Equity Portfolio‡.	9,983	$108,562
EQ/Emerging Markets Equity PLUS Portfolio‡	13,591	134,180
EQ/Global Bond PLUS Portfolio‡	43,516	421,101
EQ/International Equity Index Portfolio‡	33,307	341,904
EQ/Low Volatility Global ETF Portfolio‡	10,121	106,460
EQ/MFS International Growth Portfolio‡	25,216	193,049
EQ/PIMCO Global Real Return Portfolio‡	26,902	266,664
EQ/Real Estate PLUS Portfolio‡	25,494	278,142
iShares® Emerging Markets Infrastructure ETF	280	9,951
iShares® Global ex USD High Yield Corporate Bond ETF	8,970	530,037
iShares® Global Infrastructure ETF ..	1,860	82,454
iShares® International Select Dividend ETF	7,630	304,361
iShares® International Treasury Bond ETF	1,590	167,363
iShares® JP Morgan USD Emerging Markets Bond ETF	4,400	507,188
iShares® MSCI EAFE Small-Cap ETF	1,790	94,727
iShares® MSCI Frontier 100 ETF	340	12,264
Morgan Stanley Institutional Fund, Inc.—Frontier Emerging Markets Portfolio, Institutional Class	5,236	107,748

PIMCO Foreign Bond Fund Unhedged, Institutional Class	3,579	$38,154
PowerShares DB G10 Currency Harvest Fund*	3,440	89,750
PowerShares Global Short Term High Yield Bond Portfolio	3,840	95,962
SPDR® DB International Government Inflation-Protected Bond ETF	4,760	295,168
SPDR® S&P Emerging Markets SmallCap ETF	820	41,246
Templeton Emerging Markets Small Cap, Advisor Class	5,392	69,340
Templeton Global Smaller Companies, Advisor Class	9,729	91,353
Van Eck Unconstrained Emerging Market Bond Fund, Institutional Class	12,436	113,419
Vanguard Short-Term Inflation- Protected Securities ETF	1,140	57,137

Total Investments (100.3%) (Cost $4,401,029)		4,557,684
Other Assets Less Liabilities (-0.3%)		(11,831)

Net Assets (100%)		$4,545,853

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio (a)	$125,905	$9,306	$135,100	$—	$—	$1,595
AXA International Value Managed Volatility Portfolio (b)	172,369	12,284	184,545	—	—	2,021
AXA SmartBeta Equity Portfolio	94,047	10,192	2,095	108,562	—	15
EQ/Emerging Markets Equity PLUS Portfolio	117,291	13,589	2,817	134,180	—	(5)
EQ/Global Bond PLUS Portfolio	373,667	42,579	8,830	421,101	—	29
EQ/International Equity Index Portfolio	—	329,615	1,584	341,904	—	5
EQ/Low Volatility Global ETF Portfolio	91,575	10,192	2,101	106,460	—	8
EQ/MFS International Growth Portfolio	170,940	18,844	3,871	193,049	—	1
EQ/PIMCO Global Real Return Portfolio	229,804	30,182	6,441	266,664	—	(21)
EQ/Real Estate PLUS Portfolio	225,393	26,771	5,472	278,142	—	41

	$1,600,991	$503,554	$352,856	$1,850,062	$—	$3,689

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/International Core PLUS Portfolio.
(b)	Formerly known as EQ/International Value PLUS Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,287,608	$—	$—	$2,287,608
Investment Companies	420,014	1,850,062	—	2,270,076

Total Assets	$2,707,622	$1,850,062	$—	$4,557,684

Total Liabilities	$—	$—	$—	$—

Total	$2,707,622	$1,850,062	$—	$4,557,684

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$777,897
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$375,522

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$156,792
Aggregate gross unrealized depreciation	(382)

Net unrealized appreciation	$156,410

Federal income tax cost of investments	$4,401,274

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,792,568)	$1,850,062
Unaffiliated Issuers (Cost $2,608,461)	2,707,622
Cash	43,817
Receivable for securities sold	11,519
Dividends, interest and other receivables	9,583
Receivable from investment manager	5,924
Deferred offering cost	5,876
Other assets	44

Total assets	4,634,447

LIABILITIES
Payable for securities purchased	36,103
Distribution fees payable –Class B	918
Payable to Separate Accounts for Trust shares redeemed	34
Trustees’ fees payable	11
Accrued expenses	51,528

Total liabilities	88,594

NET ASSETS	$4,545,853

Net assets were comprised of:
Paid in capital	$4,369,441
Accumulated undistributed net investment income (loss)	26,686
Accumulated undistributed net realized gain (loss) on investments	(6,929)
Net unrealized appreciation (depreciation) on investments	156,655

Net assets	$4,545,853

Class B
Net asset value, offering and redemption price per share, $4,545,853 / 438,627 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.36

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends	$40,190
Interest	16

Total income	40,206

EXPENSES
Custodian fees	36,149
Professional fees	23,360
Administrative fees	19,235
Offering costs	8,717
Distribution fees—Class B	5,198
Investment management fees	3,119
Printing and mailing expenses	268
Trustees’ fees	58
Miscellaneous	502

Gross expenses	96,606
Less: Waiver from investment manager	(22,354)
Reimbursement from investment advisor	(60,732)

Net expenses	13,520

NET INVESTMENT INCOME (LOSS)	26,686
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($3,689 of realized gain (loss) from affiliates)	3,907
Net change in unrealized appreciation (depreciation) on investments ($98,373 of change in unrealized appreciation (depreciation) from affiliates)	221,260

NET REALIZED AND UNREALIZED GAIN (LOSS)	225,167

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$251,853

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	October 30, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$26,686	$34,360
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	3,907	(1,244)
Net change in unrealized appreciation (depreciation) on investments	221,260	(64,605)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	251,853	(31,489)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(42,928)
Distributions from net realized capital gains
Class B	—	(5,681)
Return of capital
Class B	—	(10,431)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(59,040)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 37,776 and 400,220 shares, respectively ]	377,301	4,002,149
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,085 shares, respectively ]	—	59,040
Capital shares repurchased [ (5,454) and 0 shares, respectively ]	(53,961)	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	323,340	4,061,189

TOTAL INCREASE (DECREASE) IN NET ASSETS	575,193	3,970,660
NET ASSETS:
Beginning of period	3,970,660	—

End of period (a)	$4,545,853	$3,970,660

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$26,686	$—

* The Portfolio commenced operations on October 30, 2013.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2014 (Unaudited)	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.77	$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	0.06 (e)	0.09	(e)
Net realized and unrealized gain (loss) on investments	0.53	(0.17)

Total from investment operations	0.59	(0.08)

Less distributions:
Dividends from net investment income	—	(0.11)
Distributions from net realized gains	—	(0.01)
Return of capital	—	(0.03)

Total dividends and distributions	—	(0.15)

Net asset value, end of period	$10.36	$9.77

Total return (b)	6.04%	(0.81)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,546	$3,971
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%
Before waivers and reimbursements (a)(f)	4.64%	3.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.28%	5.14	%(l)
Before waivers and reimbursements (a)(f)(x)	(2.71)%	1.91	%(l)
Portfolio turnover rate (z)	9%	13%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM INTERNATIONAL GROWTH PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies) As of June 30, 2014
EQ/Real Estate PLUS Portfolio	12.3%
EQ/International Equity Index Portfolio	11.7
iShares® International Select Dividend ETF	10.4
EQ/MFS International Growth Portfolio	6.9
iShares® Global ex USD High Yield Corporate Bond ETF	5.2
iShares® JP Morgan USD Emerging Markets Bond ETF	5.2
iShares® MSCI EAFE Small-Cap ETF	5.1
EQ/Global Bond PLUS Portfolio	4.4
EQ/Emerging Markets Equity PLUS Portfolio	4.4
PowerShares DB G10 Currency Harvest Fund	3.8
AXA SmartBeta Equity Portfolio	3.6
iShares® Global Infrastructure ETF	3.6
EQ/Low Volatility Global ETF Portfolio	3.5
SPDR® DB International Government Inflation-Protected Bond ETF	3.0
Morgan Stanley Institutional Fund, Inc. – Frontier Emerging Markets Portfolio, Institutional Class	3.0
Templeton Emerging Markets Small Cap, Advisor Class	2.9
EQ/PIMCO Global Real Return Portfolio	2.7
Templeton Global Smaller Companies, Advisor Class	2.0
iShares® International Treasury Bond ETF	1.6
SPDR® S&P Emerging Markets SmallCap ETF	1.0
Van Eck Unconstrained Emerging Market Bond Fund, Institutional Class	1.0
PowerShares Global Short Term High Yield Bond Portfolio	0.9
iShares® MSCI Frontier 100 ETF	0.7
Vanguard Short-Term Inflation-Protected Securities ETF	0.4
iShares® Emerging Markets Infrastructure ETF	0.4
PIMCO Foreign Bond Fund Unhedged, Institutional Class	0.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class B
Actual	$1,000.00	$1,066.30	$3.33
Hypothetical (5% average return before expenses)	1,000.00	1,021.57	3.26

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA SmartBeta Equity Portfolio‡	15,590	$169,543
EQ/Emerging Markets Equity PLUS Portfolio‡	20,719	204,555
EQ/Global Bond PLUS Portfolio‡	21,151	204,676
EQ/International Equity Index Portfolio‡	53,412	548,285
EQ/Low Volatility Global ETF Portfolio‡	15,816	166,354
EQ/MFS International Growth Portfolio‡	42,282	323,703
EQ/PIMCO Global Real Return Portfolio‡	12,643	125,321
EQ/Real Estate PLUS Portfolio‡	53,071	579,025
iShares® Emerging Markets Infrastructure ETF	570	20,258
iShares® Global ex USD High Yield Corporate Bond ETF	4,100	242,269
iShares® Global Infrastructure ETF ..	3,780	167,568
iShares® International Select Dividend ETF	12,300	490,647
iShares® International Treasury Bond ETF	730	76,840
iShares® JP Morgan USD Emerging Markets Bond ETF	2,100	242,067
iShares® MSCI EAFE Small-Cap ETF	4,510	238,669
iShares® MSCI Frontier 100 ETF	930	33,545
Morgan Stanley Institutional Fund, Inc. – Frontier Emerging Markets Portfolio, Institutional Class	6,835	140,663
PIMCO Foreign Bond Fund Unhedged, Institutional Class	1,327	$14,151
PowerShares DB G10 Currency Harvest Fund*	6,850	178,717
PowerShares Global Short Term High Yield Bond Portfolio	1,630	40,734
SPDR® DB International Government Inflation-Protected Bond ETF	2,310	143,243
SPDR® S&P Emerging Markets SmallCap ETF	980	49,294
Templeton Emerging Markets Small Cap, Advisor Class	10,590	136,185
Templeton Global Smaller Companies, Advisor Class	10,114	94,973
Van Eck Unconstrained Emerging Market Bond Fund, Institutional Class	5,034	45,914
Vanguard Short-Term Inflation-Protected Securities ETF	410	20,549

Total Investments (99.8%) (Cost $4,499,750)		4,697,748
Other Assets Less Liabilities (0.2%)		9,025

Net Assets (100%)		$4,706,773

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio (a)	$184,977	$9,003	$193,817	$—	$—	$2,230
AXA International Value Managed Volatility Portfolio (b)	280,354	14,104	294,283	—	—	3,179
AXA SmartBeta Equity Portfolio	142,532	18,581	1,377	169,543	—	3
EQ/Emerging Markets Equity PLUS Portfolio	173,380	24,000	1,781	204,555	—	2
EQ/Global Bond PLUS Portfolio	176,009	24,000	1,783	204,676	—	(1)
EQ/International Equity Index Portfolio	—	529,040	2,722	548,285	—	3
EQ/Low Volatility Global ETF Portfolio	138,783	18,581	1,378	166,354	—	3
EQ/MFS International Growth Portfolio	278,029	36,764	2,714	323,703	—	3
EQ/PIMCO Global Real Return Portfolio	104,684	15,901	1,222	125,321	—	2
EQ/Real Estate PLUS Portfolio	456,808	63,502	4,899	579,025	—	11

	$1,935,556	$753,476	$505,976	$2,321,462	$—	$5,435

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/International Core PLUS Portfolio.
(b)	Formerly known as EQ/International Value PLUS Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,944,400	$—	$—	$1,944,400
Investment Companies	431,886	2,321,462	—	2,753,348

Total Assets	$2,376,286	$2,321,462	$—	$4,697,748

Total Liabilities	$—	$—	$—	$—

Total	$2,376,286	$2,321,462	$—	$4,697,748

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,014,819
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$514,782

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$197,949
Aggregate gross unrealized depreciation	(350)

Net unrealized appreciation	$197,599

Federal income tax cost of investments	$4,500,149

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,232,885)	$2,321,462
Unaffiliated Issuers (Cost $2,266,865)	2,376,286
Cash	33,556
Dividends, interest and other receivables	17,050
Deferred offering cost	5,876
Receivable from investment manager	4,615
Receivable for securities sold	28
Other assets	43

Total assets	4,758,916

LIABILITIES
Distribution fees payable – Class B	961
Payable for securities purchased	163
Payable to Separate Accounts for Trust shares redeemed	46
Trustees’ fees payable	11
Accrued expenses	50,962

Total liabilities	52,143

NET ASSETS	$4,706,773

Net assets were comprised of:
Paid in capital	$4,492,797
Accumulated undistributed net investment income (loss)	20,654
Accumulated undistributed net realized gain (loss) on investments	(4,676)
Net unrealized appreciation (depreciation) on investments	197,998

Net assets	$4,706,773

Class B
Net asset value, offering and redemption price per share, $4,706,773 / 450,295 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.45

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends	$34,191
Interest	17

Total income	34,208

EXPENSES
Custodian fees	32,758
Professional fees	23,360
Administrative fees	19,243
Offering costs	8,717
Distribution fees – Class B	5,211
Investment management fees	3,127
Printing and mailing expenses	266
Trustees’ fees	58
Miscellaneous	501

Gross expenses	93,241
Less: Waiver from investment manager	(22,370)
Reimbursement from investment advisor	(57,317)

Net expenses	13,554

NET INVESTMENT INCOME (LOSS)	20,654

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($5,435 of realized gain (loss) from affiliates)	5,441
Net change in unrealized appreciation (depreciation) on investments ($138,406 of change in unrealized appreciation (depreciation) from affiliates)	254,119

NET REALIZED AND UNREALIZED GAIN (LOSS)	259,560

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$280,214

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	October 30, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$20,654	$36,404
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	5,441	(3,253)
Net change in unrealized appreciation (depreciation) on investments	254,119	(56,121)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	280,214	(22,970)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(43,301)
Distributions from net realized capital gains
Class B	—	(4,622)
Return of capital
Class B	—	(10,277)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(58,200)

CAPITAL SHARES TRANSACTIONS:		—
Class B
Capital shares sold [ 44,357 and 400,000 shares, respectively ]	450,276	4,000,000
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,011 shares, respectively ]	—	58,200
Capital shares repurchased [ (73) and 0 shares, respectively ]	(747)	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	449,529	4,058,200

TOTAL INCREASE (DECREASE) IN NET ASSETS	729,743	3,977,030
NET ASSETS:
Beginning of period	3,977,030	—

End of period (a)	$4,706,773	$3,977,030

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$20,654	$—

* The Portfolio commenced operations on October 30, 2013.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2014 (Unaudited)	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.80	$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	0.05 (e)	0.09	(e)
Net realized and unrealized gain (loss) on investments	0.60	(0.14)

Total from investment operations	0.65	(0.05)

Less distributions:
Dividends from net investment income	—	(0.11)
Distributions from net realized gains	—	(0.01)
Return of capital	—	(0.03)

Total dividends and distributions	—	(0.15)

Net asset value, end of period	$10.45	$9.80

Total return (b)	6.63%	(0.53)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,707	$3,977
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%
Before waivers and reimbursements (a)(f)	4.47%	3.89%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.99%	5.46	%(l)
Before waivers and reimbursements (a)(f)(x)	(2.83)%	2.22	%(l)
Portfolio turnover rate (z)	12%	12%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM INCOME STRATEGIES PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
EQ/Boston Advisors Equity Income Portfolio	12.5%
iShares® Global Infrastructure ETF	8.3
Multimanager Core Bond Portfolio	7.9
iShares® US Preferred Stock ETF	7.5
EQ/High Yield Bond Portfolio	6.9
EQ/Real Estate PLUS Portfolio	6.3
PowerShares S&P 500 BuyWrite Portfolio	5.9
iShares® International Select Dividend ETF	5.1
EQ/Core Bond Index Portfolio	5.1
iShares® iBoxx $ Investment Grade Corporate Bond ETF	4.0
Eaton Vance Floating-Rate Fund, Institutional Class	3.5
EQ/Global Bond PLUS Portfolio	2.5
iShares® Aaa – A Rated Corporate Bond ETF	2.4
BlackRock Global Long/Short Credit Fund, Institutional Class	2.4
iShares® Floating Rate Bond ETF	2.3
PIMCO Foreign Bond Fund Unhedged, Institutional Class	2.3
EQ/PIMCO Global Real Return Portfolio	2.0
SPDR® Barclays Short Term High Yield Bond ETF	1.9
EQ/Quality Bond PLUS Portfolio	1.7
iShares® Global ex USD High Yield Corporate Bond ETF	1.6
iShares® JP Morgan USD Emerging Markets Bond ETF	1.5
iShares® Emerging Markets Infrastructure ETF	1.5
EQ/Energy ETF Portfolio	1.3
EQ/Natural Resources PLUS Portfolio	1.3
Van Eck Unconstrained Emerging Market Bond Fund, Institutional Class	1.0
Vanguard Short-Term Inflation-Protected Securities ETF	0.5
PowerShares Global Short Term High Yield Bond Portfolio	0.3
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.3
iShares® International Treasury Bond ETF	0.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class B
Actual	$1,000.00	$1,063.50	$3.33
Hypothetical (5% average return before expenses)	1,000.00	1,021.57	3.26

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM INCOME STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
BlackRock Global Long/Short Credit Fund, Institutional Class	11,262	$123,770
Eaton Vance Floating-Rate Fund, Institutional Class	20,021	183,193
EQ/Boston Advisors Equity Income Portfolio‡	90,769	646,903
EQ/Core Bond Index Portfolio‡	26,150	263,270
EQ/Energy ETF Portfolio‡	6,023	68,661
EQ/Global Bond PLUS Portfolio‡	13,625	131,845
EQ/High Yield Bond Portfolio‡	33,916	358,657
EQ/Natural Resources PLUS Portfolio‡	5,766	66,526
EQ/PIMCO Global Real Return Portfolio‡	10,710	106,158
EQ/Quality Bond PLUS Portfolio‡	10,181	87,204
EQ/Real Estate PLUS Portfolio‡	30,160	329,051
iShares® Aaa—A Rated Corporate Bond ETF	2,410	123,995
iShares® Emerging Markets Infrastructure ETF	2,210	78,543
iShares® Floating Rate Bond ETF	2,340	118,872
iShares® Global ex USD High Yield Corporate Bond ETF	1,400	82,726
iShares® Global Infrastructure ETF	9,770	433,104
iShares® iBoxx $ Investment Grade Corporate Bond ETF	1,720	205,127
iShares® International Select Dividend ETF	6,680	266,465
iShares® International Treasury Bond ETF	100	10,526
iShares® JP Morgan USD Emerging Markets Bond ETF	690	$79,536
iShares® US Preferred Stock ETF	9,760	389,522
Multimanager Core Bond Portfolio‡	40,687	409,539
PIMCO Foreign Bond Fund Unhedged, Institutional Class	11,079	118,107
PowerShares Global Short Term High Yield Bond Portfolio	630	15,744
PowerShares S&P 500 BuyWrite Portfolio	14,230	304,380
SPDR Nuveen S&P High Yield Municipal Bond ETF	270	15,198
SPDR® Barclays Short Term High Yield Bond ETF	3,150	97,524
Van Eck Unconstrained Emerging Market Bond Fund, Institutional Class	5,611	51,174
Vanguard Short-Term Inflation-Protected Securities ETF	550	27,566

Total Investments (99.9%) (Cost $5,048,155)		5,192,886
Other Assets Less Liabilities (0.1%)		7,354

Net Assets (100%)		$5,200,240

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
CharterSM Multi-Sector Bond Portfolio (a)(aa)(bb)(cc)	$320,177	$55,093	$2,123	$—	$—	$(9,200	)(dd)
EQ/Boston Advisors Equity Income Portfolio	519,272	121,736	25,393	646,903	—	245
EQ/Core Bond Index Portfolio (aa)	—	12,332	791	263,270	—	5
EQ/Energy ETF Portfolio	48,206	13,022	834	68,661	—	—	#
EQ/Global Bond PLUS Portfolio	96,253	33,100	1,555	131,845	—	—	#
EQ/High Yield Bond Portfolio (bb)	242,981	59,213	3,785	358,657	—	4
EQ/Natural Resources PLUS Portfolio	47,287	13,355	855	66,526	—	—	#
EQ/PIMCO Global Real Return Portfolio	79,411	23,300	1,488	106,158	—	3
EQ/Quality Bond PLUS Portfolio (cc)	—	4,000	256	87,204	—	2
EQ/Real Estate PLUS Portfolio	229,364	68,012	3,780	329,051	—	10
Multimanager Core Bond Portfolio	319,490	90,133	6,975	409,539	3,617	1

	$1,902,441	$493,296	$47,835	$2,467,814	$3,617	$(8,930)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
#	Amount represents less than $0.50.
(a)	Formerly known as Multimanager Multi-Sector Bond Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INCOME STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

(aa)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Core Bond Index Portfolio in the amount of $249,409, representing 63,685 shares of CharterSM Multi-Sector Bond Portfolio and 25,001 shares of EQ/Core Bond Index Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(bb)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/High Yield Bond Portfolio in the amount of $46,659, representing 11,917 shares of CharterSM Multi-Sector Bond Portfolio and 4,494 shares of EQ/High Yield Bond Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(cc)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Quality Bond PLUS Portfolio in the amount of $82,528, representing 21,075 shares of CharterSM Multi-Sector Bond Portfolio and 9,743 shares of EQ/Quality Bond PLUS Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(dd)	$(9,201) of the realized gain (loss) was due to the in-kind transactions noted above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,248,828	$—	$—	$2,248,828
Investment Companies	476,244	2,467,814	—	2,944,058

Total Assets	$2,725,072	$2,467,814	$—	$5,192,886

Total Liabilities	$—	$—	$—	$—

Total	$2,725,072	$2,467,814	$—	$5,192,886

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,321,814
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$348,167

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$144,730
Aggregate gross unrealized depreciation	(155)

Net unrealized appreciation	$144,575

Federal income tax cost of investments	$5,048,311

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INCOME STRATEGIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,421,603)	$2,467,814
Unaffiliated Issuers (Cost $2,626,552)	2,725,072
Cash	42,042
Dividends, interest and other receivables	13,289
Receivable from investment manager	7,180
Deferred offering cost	5,876
Receivable from Separate Accounts for Trust shares sold	798
Receivable for securities sold	100
Other assets	48

Total assets	5,262,219

LIABILITIES
Payable for securities purchased	8,862
Distribution fees payable – Class B	1,051
Payable to Separate Accounts for Trust shares redeemed	30
Trustees’ fees payable	11
Accrued expenses	52,025

Total liabilities	61,979

NET ASSETS	$5,200,240

Net assets were comprised of:
Paid in capital	$5,002,936
Accumulated undistributed net investment income (loss)	32,710
Accumulated undistributed net realized gain (loss) on investments	19,863
Net unrealized appreciation (depreciation) on investments	144,731

Net assets	$5,200,240

Class B
Net asset value, offering and redemption price per share, $5,200,240 / 501,028 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.38

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends ($3,617 of dividend income received from affiliates)	$47,428
Interest	21

Total income	47,449

EXPENSES
Custodian fees	40,156
Professional fees	23,364
Administrative fees	19,516
Offering costs	8,717
Distribution fees – Class B	5,667
Investment management fees	3,400
Printing and mailing expenses	270
Trustees’ fees	60
Miscellaneous	502

Gross expenses	101,652
Less: Waiver from investment manager	(22,916)
Reimbursement from investment advisor	(63,997)

Net expenses	14,739

NET INVESTMENT INCOME (LOSS)	32,710

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($(8,930) of realized gain (loss) from affiliates)	(64)
Net distributions of realized gain received from Underlying Portfolios	41

Net realized gain (loss)	(23)

Net change in unrealized appreciation (depreciation) on investments ($129,113 of change in unrealized appreciation (depreciation) from affiliates)	255,596

NET REALIZED AND UNREALIZED GAIN (LOSS)	255,573

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$288,283

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INCOME STRATEGIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	Six Months Ended June 30, 2014 (Unaudited)	October 30, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$32,710	$64,273
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(23)	42,178
Net change in unrealized appreciation (depreciation) on investments	255,596	(110,865)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	288,283	(4,414)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(79,751)
Distributions from net realized capital gains
Class B	—	(11,486)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(91,237)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 91,872 and 402,194 shares, respectively ]	919,194	4,021,420
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,397 shares, respectively ]	—	91,237
Capital shares repurchased [ (2,434) and (1) shares, respectively ]	(24,238)	(5)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	894,956	4,112,652

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,183,239	4,017,001
NET ASSETS:
Beginning of period	4,017,001	—

End of period (a)	$5,200,240	$4,017,001

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$32,710	$—

* The Portfolio commenced operations on October 30, 2013.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INCOME STRATEGIES PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2014 (Unaudited)	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.76	$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	0.07 (e)	0.16	(e)
Net realized and unrealized gain (loss) on investments	0.55	(0.18)

Total from investment operations	0.62	(0.02)

Less distributions:
Dividends from net investment income	—	(0.19)
Distributions from net realized gains	—	(0.03)

Total dividends and distributions	—	(0.22)

Net asset value, end of period	$10.38	$9.76

Total return (b)	6.35%	(0.11)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,200	$4,017
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%
Before waivers and reimbursements (a)(f)	4.48%	3.85%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.44%	9.54	%(l)
Before waivers and reimbursements (a)(f)(x)	(2.39)%	6.33	%(l)
Portfolio turnover rate (z)	8%	11%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
iShares® Floating Rate Bond ETF	9.5%
EQ/Boston Advisors Equity Income Portfolio	9.1
EQ/Low Volatility Global ETF Portfolio	9.0
EQ/Convertible Securities Portfolio	8.6
EQ/PIMCO Global Real Return Portfolio	8.5
iShares® International Select Dividend ETF	7.4
EQ/Real Estate PLUS Portfolio	5.9
SPDR® Barclays Investment Grade Floating Rate ETF	4.9
iShares® Global Infrastructure ETF	4.9
PIMCO Unconstrained Bond Fund, Institutional Class	3.9
EQ/PIMCO Ultra Short Bond Portfolio	3.6
EQ/Natural Resources PLUS Portfolio	2.8
EQ/Energy ETF Portfolio	2.7
EQ/Global Bond PLUS Portfolio	2.5
iShares® International Treasury Bond ETF	2.4
BlackRock Global Long/Short Credit Fund, Institutional Class	2.4
SPDR® Barclays Short Term High Yield Bond ETF	2.0
PowerShares S&P 500 BuyWrite Portfolio	1.9
Vanguard Short-Term Inflation-Protected Securities ETF	1.4
Van Eck Unconstrained Emerging Market Bond Fund, Institutional Class	1.3
iShares® JP Morgan USD Emerging Markets Bond ETF	1.1
EQ/High Yield Bond Portfolio	1.0
Eaton Vance Floating-Rate Fund, Institutional Class	1.0
iShares® Emerging Markets Infrastructure ETF	0.8
iShares® Global ex USD High Yield Corporate Bond ETF	0.7
Van Eck Global Hard Assets Fund, Institutional Class	0.5
PowerShares Global Short Term High Yield Bond Portfolio	0.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class B
Actual	$1,000.00	$1,056.90	$3.31
Hypothetical (5% average return before expenses)	1,000.00	1,021.57	3.26

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
BlackRock Global Long/Short Credit Fund, Institutional Class	16,564	$182,033
Eaton Vance Floating-Rate Fund, Institutional Class	8,170	74,753
EQ/Boston Advisors Equity Income Portfolio‡	97,493	694,827
EQ/Convertible Securities Portfolio‡	58,882	654,562
EQ/Energy ETF Portfolio‡	17,808	202,987
EQ/Global Bond PLUS Portfolio‡	19,322	186,975
EQ/High Yield Bond Portfolio‡	7,353	77,763
EQ/Low Volatility Global ETF Portfolio‡	65,037	684,080
EQ/Natural Resources PLUS Portfolio‡	18,712	215,891
EQ/PIMCO Global Real Return Portfolio‡	65,054	644,838
EQ/PIMCO Ultra Short Bond Portfolio‡	27,713	275,247
EQ/Real Estate PLUS Portfolio‡	41,251	450,062
iShares® Emerging Markets Infrastructure ETF	1,650	58,641
iShares® Floating Rate Bond ETF	14,240	723,392
iShares® Global ex USD High Yield Corporate Bond ETF	880	51,999
iShares® Global Infrastructure ETF	8,410	372,815
iShares® International Select Dividend ETF	14,090	562,050
iShares® International Treasury Bond ETF	1,760	185,258

iShares® JP Morgan USD Emerging Markets Bond ETF	730	$84,147
PIMCO Unconstrained Bond Fund, Institutional Class	25,898	292,904
PowerShares Global Short Term High Yield Bond Portfolio	710	17,743
PowerShares S&P 500 BuyWrite Portfolio	6,760	144,596
SPDR® Barclays Investment Grade Floating Rate ETF	12,160	372,826
SPDR® Barclays Short Term High Yield Bond ETF	4,940	152,942
Van Eck Global Hard Assets Fund, Institutional Class	694	39,290
Van Eck Unconstrained Emerging Market Bond Fund, Institutional Class	10,917	99,567
Vanguard Short-Term Inflation-Protected Securities ETF	2,110	105,753

Total Investments (99.4%) (Cost $7,332,696)		7,607,941
Other Assets Less Liabilities (0.6%)		47,795

Net Assets (100%)		$7,655,736

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Boston Advisors Equity Income Portfolio	$370,377	$297,528	$6,083	$694,827	$—	$3
EQ/Convertible Securities Portfolio	338,107	277,429	5,589	654,562	—	(1)
EQ/Energy ETF Portfolio	96,948	84,438	1,698	202,987	—	4
EQ/Global Bond PLUS Portfolio	99,090	84,438	1,699	186,975	—	2
EQ/High Yield Bond Portfolio	39,299	36,512	734	77,763	—	1
EQ/Low Volatility Global ETF Portfolio	351,541	297,309	5,984	684,080	—	4
EQ/Natural Resources PLUS Portfolio	107,783	88,671	1,785	215,891	—	1
EQ/PIMCO Global Real Return Portfolio	325,456	300,018	6,333	644,838	—	21
EQ/PIMCO Ultra Short Bond Portfolio	161,082	115,734	2,331	275,247	—	—	#
EQ/Real Estate PLUS Portfolio	217,347	192,990	3,880	450,062	—	7

	$2,107,030	$1,775,067	$36,116	$4,087,232	$—	$42

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
#	Amount represents less than $0.50.

See Notes to Financial Statements.

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CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,832,162	$—	$—	$2,832,162
Investment Companies	688,547	4,087,232	—	4,775,779

Total Assets	$3,520,709	$4,087,232	$—	$7,607,941

Total Liabilities	$—	$—	$—	$—

Total	$3,520,709	$4,087,232	$—	$7,607,941

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,372,548
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$68,022

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$276,380
Aggregate gross unrealized depreciation	(1,335)

Net unrealized appreciation	$275,045

Federal income tax cost of investments	$7,332,896

See Notes to Financial Statements.

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CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $3,899,839)	$4,087,232
Unaffiliated Issuers (Cost $3,432,857)	3,520,709
Cash	323,434
Receivable from Separate Accounts for Trust shares sold	24,500
Dividends, interest and other receivables	17,829
Receivable from investment manager	5,987
Deferred offering cost	5,876
Other assets	62

Total assets	7,985,629

LIABILITIES
Payable for securities purchased	277,209
Distribution fees payable – Class B	1,516
Payable to Separate Accounts for Trust shares redeemed	32
Trustees’ fees payable	8
Accrued expenses	51,128

Total liabilities	329,893

NET ASSETS	$7,655,736

Net assets were comprised of:
Paid in capital	$7,354,324
Accumulated undistributed net investment income (loss)	18,532
Accumulated undistributed net realized gain (loss) on investments	7,635
Net unrealized appreciation (depreciation) on investments	275,245

Net assets	$7,655,736

Class B
Net asset value, offering and redemption price per share, $7,655,736 / 736,167 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.40

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends	$37,283
Interest	36

Total income	37,319

EXPENSES
Custodian fees	38,924
Professional fees	23,370
Administrative fees	20,450
Offering costs	8,717
Distribution fees – Class B	7,223
Investment management fees	4,334
Printing and mailing expenses	270
Trustees’ fees	60
Miscellaneous	502

Gross expenses	103,850
Less: Waiver from investment manager	(24,784)
Reimbursement from investment advisor	(60,279)

Net expenses	18,787

NET INVESTMENT INCOME (LOSS)	18,532

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($42 of realized gain (loss) from affiliates)	(26)
Net distributions of realized gain received from Underlying Portfolios	28

Net realized gain (loss)	2

Net change in unrealized appreciation (depreciation) on investments ($241,251 of change in unrealized appreciation (depreciation) from affiliates)	341,555

NET REALIZED AND UNREALIZED GAIN (LOSS)	341,557

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$360,089

See Notes to Financial Statements.

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CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	October 30, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,532	$37,266
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	2	29,097
Net change in unrealized appreciation (depreciation) on investments	341,555	(66,310)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	360,089	53

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(49,729)
Distributions from net realized capital gains
Class B	—	(13,671)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(63,400)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 335,657 and 400,000 shares, respectively ]	3,355,366	4,000,000
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,484 shares, respectively ]	—	63,400
Capital shares repurchased [ (5,974) and 0 shares, respectively ]	(59,772)	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,295,594	4,063,400

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,655,683	4,000,053
NET ASSETS:
Beginning of period	4,000,053	—

End of period (a)	$7,655,736	$4,000,053

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$18,532	$—

* The Portfolio commenced operations on October 30, 2013.

See Notes to Financial Statements.

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CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2014 (Unaudited)	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.84	$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	0.03 (e)	0.09	(e)
Net realized and unrealized gain (loss) on investments	0.53	(0.10)

Total from investment operations	0.56	(0.01)

Less distributions:
Dividends from net investment income	—	(0.12)
Distributions from net realized gains	—	(0.03)

Total dividends and distributions	—	(0.15)

Net asset value, end of period	$10.40	$9.84

Total return (b)	5.69%	(0.01)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,656	$4,000
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%
Before waivers and reimbursements (a)(f)	3.59%	3.86%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.64%	5.53	%(l)
Before waivers and reimbursements (a)(f)(x)	(2.30)%	2.33	%(l)
Portfolio turnover rate (z)	1%	14%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM MULTI-SECTOR BOND PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
EQ/Core Bond Index Portfolio	65.8%
EQ/Quality Bond PLUS Portfolio	21.7
EQ/High Yield Bond Portfolio	12.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class A
Actual	$1,000.00	$1,023.40	$4.68
Hypothetical (5% average return before expenses)	1,000.00	1,020.17	4.67
Class B
Actual	1,000.00	1,023.40	4.67
Hypothetical (5% average return before expenses)	1,000.00	1,020.18	4.66
Class K
Actual	1,000.00	1,028.60	3.95
Hypothetical (5% average return before expenses)	1,000.00	1,020.90	3.93

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.93%, 0.93% and 0.78%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	16,330,375	$164,409,170
EQ/High Yield Bond Portfolio‡	2,945,537	31,148,892
EQ/Quality Bond PLUS Portfolio‡	6,320,498	54,135,036

Total Investments (100.1%) (Cost $247,034,531)		249,693,098
Other Assets Less Liabilities (-0.1%)		(257,685)

Net Assets (100%)		$249,435,413

‡	Affiliated company as defined under the Investment Company Act of 1940.

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Core Bond Index Portfolio (aa)	$—	$964,091	$3,084,858	$164,409,170	$—	$15,337
EQ/High Yield Bond Portfolio (bb)	—	134,606	439,548	31,148,892	—	3,336
EQ/Quality Bond PLUS Portfolio (cc)	—	269,212	1,349,555	54,135,036	—	9,710

	$—	$1,367,909	$4,873,961	$249,693,098	$—	$28,383

(aa)	On April 21, 2014 the Portfolio purchased in-kind shares of Class K shares of the EQ/Core Bond Index Portfolio in the amount of $165,032,931, representing 16,542,962 shares of the EQ/Core Bond Index Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.
(bb)	On April 21, 2014 the Portfolio purchased in-kind shares of Class K shares of the EQ/High Yield Bond Portfolio in the amount of $30,890,166, representing 2,974,905 shares of the EQ/High Yield Bond Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.
(cc)	On April 21, 2014 the Portfolio purchased in-kind shares of Class K shares of the EQ/Quality Bond PLUS Portfolio in the amount of $54,617,485, representing 6,448,041 shares of the EQ/Quality Bond PLUS Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$249,693,098	$—	$249,693,098

Total Assets	$—	$249,693,098	$—	$249,693,098

Total Liabilities	$—	$—	$—	$—

Total	$—	$249,693,098	$—	$249,693,098

See Notes to Financial Statements.

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CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

Fair Values of Derivative Instruments as of June 30, 2014:

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$53,613	$(289,680)	$—	$—	$(236,067)
Foreign exchange contracts	—	—	(370,663)	—	(370,663)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$53,613	$(289,680)	$(370,663)	$—	$(606,730)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$4,577	$(165,848)	$—	$—	$(161,271)
Foreign exchange contracts	—	—	(190,376)	—	(190,376)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$4,577	$(165,848)	$(190,376)	$–	$(351,647)

See Notes to Financial Statements.

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CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

^ The Portfolio held options, forward foreign currency and futures contracts as a substitute for investing in conventional securities, for hedging purposes and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $22,515,000 for five months during the six months ended June 30, 2014. The Portfolio held futures contracts with an average notional balance of approximately $16,512,000 for four months during the six months ended June 30, 2014. The Portfolio held options contracts with an average notional balance of approximately $30,000 for four months during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$193,317,449
Long-term U.S. government debt securities	61,657,768

$254,975,217

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$11,850,882
Long-term U.S. government debt securities	278,286,269

$290,137,151

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,613,339
Aggregate gross unrealized depreciation	(27,762)

Net unrealized appreciation	$2,585,577

Federal income tax cost of investments	$247,107,521

The Portfolio has a net capital loss carryforward of $514,623,967, of which $7,256,341 expires in the year 2016 and $507,367,626 expires in the year 2017.

See Notes to Financial Statements.

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CHARTERSM MULTI-SECTOR BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $247,034,531)	$249,693,098
Cash	284,723
Receivable from Separate Accounts for Trust shares sold	56,513
Receivable for securities sold	37,041
Dividends, interest and other receivables	12
Other assets	1,108

Total assets	250,072,495

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	243,858
Payable for securities purchased	94,283
Administrative fees payable	46,897
Distribution fees payable – Class A	36,188
Trustees’ fees payable	29,518
Investment management fees payable	25,862
Distribution fees payable – Class B	11,442
Accrued expenses	149,034

Total liabilities	637,082

NET ASSETS	$249,435,413

Net assets were comprised of:
Paid in capital	$751,065,680
Accumulated undistributed net investment income (loss)	2,726,362
Accumulated undistributed net realized gain (loss) on investments, options written, futures and foreign currency transactions	(507,015,196)
Net unrealized appreciation (depreciation) on investments, options written, futures and foreign currency translations	2,658,567

Net assets	$249,435,413

Class A
Net asset value, offering and redemption price per share, $175,787,675 / 44,577,606 shares outstanding (unlimited amount authorized: $0.001 par value)	$3.94

Class B
Net asset value, offering and redemption price per share, $55,771,041 / 14,187,836 shares outstanding (unlimited amount authorized: $0.001 par value)	$3.93

Class K
Net asset value, offering and redemption price per share, $17,876,697 / 4,514,886 shares outstanding (unlimited amount authorized: $0.001 par value)	$3.96

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Interest	$4,408,842
Dividends	5,936

Total income	4,414,778

EXPENSES
Investment management fees	874,799
Administrative fees	307,881
Distribution fees – Class A	221,769
Printing and mailing expenses	107,444
Professional fees	81,863
Distribution fees – Class B	69,009
Custodian fees	51,147
Trustees’ fees	7,160
Miscellaneous	28,877

Gross expenses	1,749,949
Less: Waiver from investment manager	(52,324)

Net expenses	1,697,625

NET INVESTMENT INCOME (LOSS)	2,717,153

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($28,383 of realized gain (loss) from affiliates)	10,850,599
Futures	(289,680)
Foreign currency transactions	(464,101)
Options written	57,708

Net realized gain (loss)	10,154,526

Change in unrealized appreciation (depreciation) on:
Investments ($2,658,567 of change in unrealized appreciation (depreciation) from affiliates)	(2,806,815)
Futures	(165,848)
Foreign currency translations	(188,109)
Options written	(1,176)

Net change in unrealized appreciation (depreciation)	(3,161,948)

NET REALIZED AND UNREALIZED GAIN (LOSS)	6,992,578

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,709,731

See Notes to Financial Statements.

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CHARTERSM MULTI-SECTOR BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,717,153	$18,487,502
Net realized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	10,154,526	17,819,811
Net change in unrealized appreciation (depreciation) on investments, options written, futures and foreign currency translations	(3,161,948)	(48,658,835)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,709,731	(12,351,522)

DIVIDENDS:
Dividends from net investment income
Class A	—	(6,570,227)
Class B	—	(2,005,472)
Class K	—	(9,476,067)

TOTAL DIVIDENDS	—	(18,051,766)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,098,645 and 2,937,580 shares, respectively ]	4,289,459	11,797,041
Capital shares issued in reinvestment of dividends [ 0 and 1,698,180 shares, respectively ]	—	6,570,227
Capital shares repurchased [ (3,427,171) and (9,042,316) shares, respectively ]	(13,393,542)	(36,227,205)
Capital shares repurchased in-kind (Note 10)[ 0 and (422,458) shares, respectively ]	—	(1,685,051)

Total Class A transactions	(9,104,083)	(19,544,988)

Class B
Capital shares sold [ 910,956 and 10,817,124 shares, respectively ]	3,543,966	43,481,906
Capital shares issued in reinvestment of dividends [ 0 and 520,008 shares, respectively ]	—	2,005,472
Capital shares repurchased [ (1,118,129) and (26,648,847) shares, respectively ]	(4,352,231)	(106,868,896)
Capital shares repurchased in-kind (Note 10)[ 0 and (154,652,801) shares, respectively ]	—	(614,002,054)

Total Class B transactions	(808,265)	(675,383,572)

Class K
Capital shares sold [ 6,719,139 and 12,220,139 shares, respectively ]	25,952,868	49,298,698
Capital shares issued in reinvestment of dividends [ 0 and 2,449,751 shares, respectively ]	—	9,476,067
Capital shares repurchased [ (8,286,752) and (10,209,577) shares, respectively ]	(32,213,542)	(41,004,874)
Capital shares repurchased in-kind (Note 10)[ (56,954,613) and (2) shares, respectively ]	(223,038,414)	(7)

Total Class K transactions	(229,299,088)	17,769,884

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(239,211,436)	(677,158,676)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(229,501,705)	(707,561,964)
NET ASSETS:
Beginning of period	478,937,118	1,186,499,082

End of period (a)	$249,435,413	$478,937,118

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$2,726,362	$9,209

See Notes to Financial Statements.

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CHARTERSM MULTI-SECTOR BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
Class A			2013	2012	2011	2010	2009
Net asset value, beginning of period	$3.85		$4.04	$3.92	$3.88	$3.74	$3.56

Income (loss) from investment operations:
Net investment income (loss)	$0.02	(e)(x)	$0.08 (e)	$0.09 (e)	$0.11 (e)	$0.13 (e)	$0.18 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	$0.07		$(0.13)	$0.12	$0.10	$0.12	$0.18

Total from investment operations	$0.09		$(0.05)	$0.21	$0.21	$0.25	$0.36

Less distributions:
Dividends from net investment income	$—		$(0.14)	$(0.09)	$(0.17)	$(0.11)	$(0.18)

Net asset value, end of period	$3.94		$3.85	$4.04	$3.92	$3.88	$3.74

Total return (b)	2.34%		(1.14)%	5.49%	5.35%	6.79%	10.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$175,788		$180,754	$208,917	$217,288	$1,731,954	$911,802
Ratio of expenses to average net assets:
After waivers (a)	0.93	%(f)	1.00%	0.98%	0.69%	0.70%	0.74%
Before waivers (a)	0.96	%(f)	1.00%	0.98%	0.69%	0.70%	0.74%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.93	%(f)(x)	2.03%	2.25%	2.67%	3.20%	4.72%
Before waivers (a)	0.89	%(f)(x)	2.03%	2.25%	2.67%	3.20%	4.72%
Portfolio turnover rate (z)	65	%(h)	189%	204%	186%	261%	371%

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
Class B			2013	2012	2011	2010		2009
Net asset value, beginning of period	$3.84		$4.02	$3.91	$3.87	$3.72		$3.55

Income (loss) from investment operations:
Net investment income (loss)	$0.02	(e)(x)	$0.08 (e)	$0.09 (e)	$0.10 (e)	$0.12	(e)	$0.17	(e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	$0.07		$(0.12)	$0.11	$0.10	$0.13		$0.17

Total from investment operations	$0.09		$(0.04)	$0.20	$0.20	$0.25		$0.34

Less distributions:
Dividends from net investment income	$—		$(0.14)	$(0.09)	$(0.16)	$(0.10)		$(0.17)

Net asset value, end of period	$3.93		$3.84	$4.02	$3.91	$3.87		$3.72

Total return (b)	2.34%		(0.92)%	5.23%	5.08%	6.82%		9.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$55,771		$55,294	$741,031	$706,955	$716,263		$670,375
Ratio of expenses to average net assets:
After waivers (a)	0.93	%(f)	1.00%	0.98%	0.94%	0.95	%(c)	0.99	%(c)
Before waivers (a)	0.96	%(f)	1.00%	0.98%	0.94%	0.95	%(c)	0.99	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.91	%(f)(x)	2.04%	2.25%	2.48%	2.99%		4.62%
Before waivers (a)	0.88	%(f)(x)	2.04%	2.25%	2.48%	2.99%		4.62%
Portfolio turnover rate (z)	65	%(h)	189%	204%	186%	261%		371%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K			2013	2012
Net asset value, beginning of period	$3.85		$4.04	$3.92	$4.05

Income (loss) from investment operations:
Net investment income (loss)	$0.04	(e)(x)	$0.09 (e)	$0.10 (e)	$0.04 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	$0.07		$(0.12)	$0.13	$—

Total from investment operations	$0.11		$(0.03)	$0.23	$0.04

Less distributions:
Dividends from net investment income	$—		$(0.16)	$(0.11)	$(0.17)

Net asset value, end of period	$3.96		$3.85	$4.04	$3.92

Total return (b)	2.86%		(0.88)%	5.75%	0.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,877		$242,889	$236,550	$770,640
Ratio of expenses to average net assets:
After waivers (a)	0.78	%(f)	0.75%	0.73%	0.69%
Before waivers (a)	0.80	%(f)	0.75%	0.73%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	2.10	%(f)(x)	2.28%	2.53%	2.90%
Before waivers (a)	2.08	%(f)(x)	2.28%	2.53%	2.90%
Portfolio turnover rate (z)	65	%(h)	189%	204%	186%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(h)	Change in investment strategy resulted in lower portfolio turnover.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM REAL ASSETS PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
EQ/PIMCO Global Real Return Portfolio	26.3%
EQ/Real Estate PLUS Portfolio	12.1
iShares® Global Infrastructure ETF	9.9
PowerShares DB G10 Currency Harvest Fund	9.0
PowerShares DB Gold Fund	6.1
iShares® U.S. Oil & Gas Exploration & Production ETF	4.9
EQ/Natural Resources PLUS Portfolio	4.7
EQ/Energy ETF Portfolio	4.7
PowerShares DB Commodity Index Tracking Fund	3.7
Van Eck Global Hard Assets Fund, Institutional Class	3.4
Vanguard Short-Term Inflation-Protected Securities ETF	3.4
Eaton Vance Diversified Currency Income Fund, Institutional Class	2.2
PowerShares DB Base Metals Fund	1.9
Van Eck International Investors Gold Fund, Institutional Class	1.9
PIMCO Commodity RealReturn Strategy Fund®, Institutional Class	1.8
iShares® Emerging Markets Infrastructure ETF	1.6
PowerShares DB Silver Fund	1.3
iShares® MSCI Global Agriculture Producers ETF	0.9
PowerShares DB Agriculture Fund	0.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class B
Actual	$1,000.00	$1,087.50	$3.36
Hypothetical (5% average return before expenses)	1,000.00	1,021.57	3.26

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Eaton Vance Diversified Currency Income Fund, Institutional Class	9,598	$99,150
EQ/Energy ETF Portfolio‡	18,358	209,261
EQ/Natural Resources PLUS Portfolio‡	18,209	210,089
EQ/PIMCO Global Real Return Portfolio‡	117,811	1,167,782
EQ/Real Estate PLUS Portfolio‡	49,387	538,829
iShares® Emerging Markets Infrastructure ETF	1,980	70,369
iShares® Global Infrastructure ETF	9,930	440,197
iShares® MSCI Global Agriculture Producers ETF	1,490	41,675
iShares® U.S. Oil & Gas Exploration & Production ETF	2,240	217,459
PIMCO Commodity RealReturn Strategy Fund®, Institutional Class	13,449	81,367
PowerShares DB Agriculture Fund*	280	7,689
PowerShares DB Base Metals Fund*	4,980	84,560
PowerShares DB Commodity Index Tracking Fund*	6,150	163,467
PowerShares DB G10 Currency Harvest Fund*	15,310	$399,438
PowerShares DB Gold Fund*	6,030	268,335
PowerShares DB Silver Fund*	1,610	56,350
Van Eck Global Hard Assets Fund, Institutional Class	2,669	151,166
Van Eck International Investors Gold Fund, Institutional Class	5,770	82,976
Vanguard Short-Term Inflation- Protected Securities ETF	2,960	148,355

Total Investments (100.4%) (Cost $4,208,143)		4,438,514
Other Assets Less Liabilities (-0.4%)		(16,302)

Net Assets (100%)		$4,422,212

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Energy ETF Portfolio	$203,417	$12,283	$32,723	$209,261	$—	$311
EQ/Natural Resources PLUS Portfolio	207,723	12,733	32,790	210,089	—	354
EQ/PIMCO Global Real Return Portfolio	982,396	150,236	22,285	1,167,782	—	(77)
EQ/Real Estate PLUS Portfolio	449,258	36,251	8,857	538,829	—	86

	$1,842,794	$211,503	$96,655	$2,125,961	$—	$674

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,897,894	$—	$—	$1,897,894
Investment Companies	414,659	2,125,961	—	2,540,620

Total Assets	$2,312,553	$2,125,961	$—	$4,438,514

Total Liabilities	$—	$—	$—	$—

Total	$2,312,553	$2,125,961	$—	$4,438,514

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$410,314
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$178,670

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$234,132
Aggregate gross unrealized depreciation	(4,428)

Net unrealized appreciation	$229,704

Federal income tax cost of investments	$4,208,810

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,024,185)	$2,125,961
Unaffiliated Issuers (Cost $2,183,958)	2,312,553
Cash	19,660
Dividends, interest and other receivables	7,536
Deferred offering cost	5,876
Receivable from investment manager .	3,366
Receivable for securities sold	1,188
Receivable from Separate Accounts for Trust shares sold	37
Other assets	43

Total assets	4,476,220

LIABILITIES
Distribution fees payable – Class B	895
Payable for securities purchased	475
Payable to Separate Accounts for Trust shares redeemed	12
Trustees’ fees payable	11
Accrued expenses	52,615

Total liabilities	54,008

NET ASSETS	$4,422,212

Net assets were comprised of:
Paid in capital	$4,210,248
Accumulated undistributed net investment income (loss)	(3,007)
Accumulated undistributed net realized gain (loss) on investments	(15,400)
Net unrealized appreciation (depreciation) on investments	230,371

Net assets	$4,422,212

Class B
Net asset value, offering and redemption price per share, $4,422,212 / 423,618 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.44

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends	$10,296
Interest	15

Total income	10,311

EXPENSES
Custodian fees	29,058
Professional fees	23,361
Administrative fees	19,188
Offering costs	8,717
Distribution fees – Class B	5,120
Investment management fees	3,072
Printing and mailing expenses	262
Trustees’ fees	58
Miscellaneous	502

Gross expenses	89,338
Less: Waiver from investment manager	(22,260)
Reimbursement from investment advisor	(53,760)

Net expenses	13,318

NET INVESTMENT INCOME (LOSS)	(3,007)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($674 of realized gain (loss) from affiliates)	1,852
Net change in unrealized appreciation (depreciation) on investments ($168,319 of change in unrealized appreciation (depreciation) from affiliates)	351,116

NET REALIZED AND UNREALIZED GAIN (LOSS)	352,968

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$349,961

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	October 30, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,007)	$22,747
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	1,852	(15,600)
Net change in unrealized appreciation (depreciation) on investments	351,116	(120,745)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	349,961	(113,598)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(29,039)
Return of capital
Class B	—	(15,321)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(44,360)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 23,659 and 400,000 shares, respectively ]	232,032	4,000,000
Capital shares issued in reinvestment of dividends [ 0 and 4,650 shares, respectively ]	—	44,360
Capital shares repurchased [ (4,691) and 0 shares, respectively ]	(46,183)	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	185,849	4,044,360

TOTAL INCREASE (DECREASE) IN NET ASSETS	535,810	3,886,402
NET ASSETS:
Beginning of period	3,886,402	—

End of period (a)	$4,422,212	$3,886,402

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(3,007)	$—

* The Portfolio commenced operations on October 30, 2013.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2014 (Unaudited)		October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.60		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.01	)(e)	0.06	(e)
Net realized and unrealized gain (loss) on investments	0.85		(0.35)

Total from investment operations	0.84		(0.29)

Less distributions:
Dividends from net investment income	—		(0.07)
Return of capital	—		(0.04)

Total dividends and distributions	—		(0.11)

Net asset value, end of period	$10.44		$9.60

Total return (b)	8.75%		(2.88)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,422		$3,886
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%		0.65%
Before waivers and reimbursements (a)(f)	4.36%		3.92%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.15)%		3.44	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.86)%		0.17	%(l)
Portfolio turnover rate (z)	4%		15%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM SMALL CAP GROWTH PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
AXA/Morgan Stanley Small Cap Growth Portfolio	70.9%
AXA/Lord Abbett Micro Cap Portfolio	29.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class A
Actual	$1,000.00	$953.90	$5.46
Hypothetical (5% average return before expenses)	1,000.00	1,019.21	5.64
Class B
Actual	1,000.00	955.10	5.44
Hypothetical (5% average return before expenses)	1,000.00	1,019.23	5.62

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.13% and 1.12%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA/Lord Abbett Micro Cap Portfolio*‡	2,893,105	$29,482,691
AXA/Morgan Stanley Small Cap Portfolio*‡	6,973,572	71,891,071

Total Investments (100.1%) (Cost $85,161,632)		101,373,762
Other Assets Less Liabilities (-0.1%)		(57,542)

Net Assets (100%)		$101,316,220

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA/Lord Abbett Micro Cap Portfolio (aa)	$—	$437,487	$1,742,289	$29,482,691	$—	$153,551
AXA/Morgan Stanley Small Cap Portfolio (bb)	—	814,583	2,722,174	71,891,071	—	235,348

	$—	$1,252,070	$4,464,463	$101,373,762	$—	$388,899

(aa)	On April 21, 2014 the Portfolio purchased in-kind shares of Class K shares of the AXA/Lord Abbett Micro Cap Portfolio with a value of $30,442,770 (at a cost of $29,091,435), representing 3,044,277 shares of the AXA/Lord Abbett Micro Cap Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.
(bb)	On April 21, 2014 the Portfolio purchased in-kind shares of Class K shares of the AXA/Morgan Stanley Small Cap Growth Portfolio with a value of $71,945,818 (at a cost of $59,282,590), representing 7,194,582 shares of the AXA/Morgan Stanley Small Cap Growth Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$101,373,762	$—	$101,373,762

Total Assets	$—	$101,373,762	$—	$101,373,762

Total Liabilities	$—	$—	$—	$—

Total	$—	$101,373,762	$—	$101,373,762

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2014:

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	2,502,704	—	—	2,502,704
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$2,502,704	$—	$—	$2,502,704

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(3,909,454)	—	—	(3,909,454)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(3,909,454)	$—	$—	$(3,909,454)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, for hedging purposes and in an attempt to enhance returns.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The Portfolio held futures contracts with an average notional balance of approximately $72,280,000 for four months during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$156,454,192
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$170,058,245

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,960,857
Aggregate gross unrealized depreciation	(20,417)

Net unrealized appreciation	$15,940,440

Federal income tax cost of investments	$85,433,322

For the six months ended June 30, 2014, the Portfolio incurred approximately $177 as brokerage commissions with Citation Financial Group and $47 as brokerage commissions with Sanford C. Bernstein & Co., LLC, affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $40,920,408, which expires in the year 2017.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $85,161,632)	$101,373,762
Cash	231,640
Receivable from Separate Accounts for Trust shares sold	26,926
Receivable for securities sold	10,771
Dividends, interest and other receivables	8
Other assets	2,413

Total assets	101,645,520

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	128,575
Payable for securities purchased	89,887
Administrative fees payable	27,667
Distribution fees payable – Class B	20,289
Trustees’ fees payable	4,174
Distribution fees payable – Class A	70
Accrued expenses	58,638

Total liabilities	329,300

NET ASSETS	$101,316,220

Net assets were comprised of:
Paid in capital	$93,511,345
Accumulated undistributed net investment income (loss)	(819,560)
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(7,587,695)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	16,212,130

Net assets	$101,316,220

Class A
Net asset value, offering and redemption price per share, $349,582 / 29,615 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.80

Class B
Net asset value, offering and redemption price per share, $100,966,638 / 8,631,161 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.70

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (net of $5,451 foreign withholding tax)	$466,428
Interest	23,477

Total income	489,905

EXPENSES
Investment management fees	1,105,178
Administrative fees	234,954
Distribution fees – Class B	131,299
Printing and mailing expenses	63,250
Custodian fees	50,869
Professional fees	49,156
Trustees’ fees	6,331
Distribution fees – Class A	471
Miscellaneous	7,560

Gross expenses	1,649,068
Less: Waiver from investment manager	(73,477)

Net expenses	1,575,591

NET INVESTMENT INCOME (LOSS)	(1,085,686)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($388,899 of realized gain (loss) from affiliates)	74,337,823
Futures	2,502,704
Foreign currency transactions	(4,329)

Net realized gain (loss)	76,836,198

Change in unrealized appreciation (depreciation) on:
Investments ($16,212,130 of change in unrealized appreciation (depreciation) from affiliates)	(97,852,866)
Futures	(3,909,454)
Foreign currency translations	(28)

Net change in unrealized appreciation (depreciation)	(101,762,348)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(24,926,150)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(26,011,836)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,085,686)	$(3,275,866)
Net realized gain (loss) on investments, futures and foreign currency transactions	76,836,198	123,050,790
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(101,762,348)	74,096,113

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(26,011,836)	193,871,037

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 18,081 and 21,619 shares, respectively ]	218,193	238,323
Capital shares repurchased [ (15,667) and (9,622) shares, respectively ]	(182,823)	(100,610)

Total Class A transactions	35,370	137,713

Class B
Capital shares sold [ 591,242 and 3,380,826 shares, respectively ]	7,060,489	33,799,422
Capital shares repurchased [ (1,163,698) and (4,870,851) shares, respectively ]	(13,624,978)	(47,264,864)
Capital shares repurchased in-kind (Note 10)[ 0 and (20,156,885) shares, respectively ]	—	(212,972,365)

Total Class B transactions	(6,564,489)	(226,437,807)

Class K
Capital shares sold [ 1,979 and 104,038 shares, respectively ]	23,447	1,079,227
Capital shares repurchased [ (973,305) and (3,154,869) shares, respectively ]	(12,263,751)	(33,552,801)
Capital shares repurchased in-kind (Note 10)[ (24,629,621) and (11) shares, respectively ]	(285,260,921)	(113)

Total Class K transactions	(297,501,225)	(32,473,687)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(304,030,344)	(258,773,781)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(330,042,180)	(64,902,744)
NET ASSETS:
Beginning of period	431,358,400	496,261,144

End of period (a)	$101,316,220	$431,358,400

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(819,560)	$266,126

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
Class A			2013		2012		2011		2010		2009
Net asset value, beginning of period	$12.37		$8.37		$7.51		$8.88		$6.95		$5.15

Income (loss) from investment operations:
Net investment income (loss)	(0.05	)(e)(x)	(0.08	)(e)	(0.04	)(e)	(0.06	)(e)	(0.03	)(e)	0.01 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.52)		4.08		0.90		(1.31)		1.96		1.79

Total from investment operations	(0.57)		4.00		0.86		(1.37)		1.93		1.80

Net asset value, end of period	$11.80		$12.37		$8.37		$7.51		$8.88		$6.95

Total return (b)	(4.61)%		47.79%		11.45%		(15.43)%		27.77%		34.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$350		$336		$127		$66		$391,893		$315,379
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.13	%(f)	1.30%		1.30%		1.02%		1.04%		0.75%
After waivers, reimbursements and fees paid indirectly (a)	1.13	%(f)	1.27%		1.30%		1.00%		1.03%		0.75%
Before waivers, reimbursements and fees paid indirectly (a)	1.23	%(f)	1.32%		1.30%		1.03%		1.05%		1.07%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.88	)%(f)(x)	(0.83)%		(0.51)%		(0.69)%		(0.47)%		0.15%
After waivers, reimbursements and fees paid indirectly (a)	(0.88	)%(f)(x)	(0.80)%		(0.51)%		(0.67)%		(0.46)%		0.15%
Before waivers, reimbursements and fees paid indirectly (a)	(0.98	)%(f)(x)	(0.85)%		(0.51)%		(0.70)%		(0.47)%		(0.17)%
Portfolio turnover rate (z)	65%		85%		58%		137	%(s)	44%		116%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
Class B			2013		2012		2011		2010		2009
Net asset value, beginning of period	$12.25		$8.29		$7.44		$8.83		$6.92		$5.13

Income (loss) from investment operations:
Net investment income (loss)	(0.05	)(e)(x)	(0.08	)(e)	(0.04	)(e)	(0.07	)(e)	(0.05	)(e)	(0.01	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.50)		4.04		0.89		(1.32)		1.96		1.80

Total from investment operations	(0.55)		3.96		0.85		(1.39)		1.91		1.79

Net asset value, end of period	$11.70		$12.25		$8.29		$7.44		$8.83		$6.92

Total return (b)	(4.49)%		47.77%		11.42%		(15.74)%		27.60%		34.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$100,967		$112,748		$255,737		$256,026		$344,710		$293,221
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.12	%(f)	1.30%		1.30%		1.27	%(c)	1.29%		1.32%
After waivers, reimbursements and fees paid indirectly (a)	1.12	%(f)	1.27%		1.30%		1.25%		1.28	%(c)	1.14%
Before waivers, reimbursements and fees paid indirectly (a)	1.23	%(f)	1.32%		1.30%		1.28%		1.30%		1.32%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.88	)%(f)(x)	(0.85)%		(0.54)%		(0.86)%		(0.71)%		(0.42)%
After waivers, reimbursements and fees paid indirectly (a)	(0.88	)%(f)(x)	(0.84)%		(0.54)%		(0.84)%		(0.71)%		(0.24)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.98	)%(f)(x)	(0.86)%		(0.54)%		(0.87)%		(0.72)%		(0.42)%
Portfolio turnover rate (z)	65%		85%		58%		137	%(s)	44%		116%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(s)	Higher rate than normal due to adviser changes during the year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM SMALL CAP VALUE PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
AXA/Pacific Global Small Cap Value Portfolio	50.5%
AXA/Horizon Small Cap Value Portfolio	49.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class A
Actual	$1,000.00	$1,032.20	$5.64
Hypothetical (5% average return before expenses)	1,000.00	1,019.25	5.60
Class B
Actual	1,000.00	1,032.10	5.64
Hypothetical (5% average return before expenses)	1,000.00	1,019.24	5.61

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.12% and 1.12%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA/Horizon Small Cap Value Portfolio*‡	9,718,862	$102,122,814
AXA/Pacific Global Small Cap Value Portfolio*‡	10,030,227	104,385,613

Total Investments (100.0%) (Cost $149,235,776)		206,508,427
Other Assets Less Liabilities (0.0%)		12,064

Net Assets (100%)		$206,520,491

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA/Horizon Small Cap Value Portfolio (aa)	$—	$330,821	$1,841,357	$102,122,814	$—	$518,086
AXA/Pacific Global Small Cap Value Portfolio (bb)	—	330,822	1,862,556	104,385,613	—	496,887

	$—	$661,643	$3,703,913	$206,508,427	$—	$1,014,973

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(aa)	On April 21, 2014 the Portfolio purchased in-kind shares of Class K shares of the AXA/Horizon Small Cap Value Portfolio with a value of $99,187,580 (at a cost of $75,844,294), representing 9,918,758 shares of the AXA/Horizon Small Cap Value Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.
(bb)	On April 21, 2014 the Portfolio purchased in-kind shares of Class K shares of the AXA/Pacific Global Small Cap Value Portfolio with a value of $102,329,295 (at a cost of $76,433,752), representing 10,232,929 shares of the AXA/Pacific Global Small Cap Value Portfolio, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$206,508,427	$—	$206,508,427

Total Assets	$—	$206,508,427	$—	$206,508,427

Total Liabilities	$—	$—	$—	$—

Total	$—	$206,508,427	$—	$206,508,427

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2014:

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	4,111,170	—	—	4,111,170
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$4,111,170	$—	$—	$4,111,170

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(2,991,772)	—	—	(2,991,772)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(2,991,772)	$—	$—	$(2,991,772)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, for hedging purposes and in an attempt to enhance returns.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The Portfolio held futures contracts with an average notional balance of approximately $44,190,000 for four months during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$132,740,452
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$91,079,938

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,178,061
Aggregate gross unrealized depreciation	(8,211)

Net unrealized appreciation	$57,169,850

Federal income tax cost of investments	$149,338,577

The Portfolio has a net capital loss carryforward of $297,533,159, of which $38,003,578 expires in the year 2016 and $259,529,581 expires in the year 2017.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $149,235,776)	$206,508,427
Cash	151,051
Receivable from Separate Accounts for Trust shares sold	40,095
Receivable for securities sold	37,984
Dividends, interest and other receivables	6
Other assets	925

Total assets	206,738,488

LIABILITIES
Administrative fees payable	41,224
Payable to Separate Accounts for Trust shares redeemed	39,167
Distribution fees payable – Class B	38,416
Investment management fees payable	22,097
Trustees’ fees payable	5,651
Distribution fees payable – Class A	3,429
Accrued expenses	68,013

Total liabilities	217,997

NET ASSETS	$206,520,491

Net assets were comprised of:
Paid in capital	$425,718,852
Accumulated undistributed net investment income (loss)	664,801
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(277,135,813)
Net unrealized appreciation (depreciation) on investments and futures	57,272,651

Net assets	$206,520,491

Class A
Net asset value, offering and redemption price per share, $16,923,388 / 1,014,233 shares outstanding (unlimited amount authorized: $0.001 par value)	$16.69

Class B
Net asset value, offering and redemption price per share, $189,597,103 / 11,355,164 shares outstanding (unlimited amount authorized: $0.001 par value)	$16.70

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,643 foreign withholding tax)	$1,052,571
Interest	13,171

Total income	1,065,742

EXPENSES
Investment management fees	864,621
Distribution fees – Class B	231,981
Administrative fees	217,539
Printing and mailing expenses	79,989
Professional fees	61,790
Custodian fees	45,217
Distribution fees – Class A	20,525
Trustees’ fees	4,768
Miscellaneous	10,351

Gross expenses	1,536,781
Less: Waiver from investment manager	(46,070)

Net expenses	1,490,711

NET INVESTMENT INCOME (LOSS)	(424,969)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($1,014,973 of realized gain (loss) from affiliates)	47,175,065
Futures	4,111,170
Foreign currency transactions	(2)

Net realized gain (loss)	51,286,233

Change in unrealized appreciation (depreciation) on:
Investments ($57,272,651 of change in unrealized appreciation (depreciation) from affiliates)	(43,001,446)
Futures	(2,991,722)

Net change in unrealized appreciation (depreciation)	(45,993,168)

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,293,065

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,868,096

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(424,969)	$1,510,399
Net realized gain (loss) on investments, futures and foreign currency transactions	51,286,233	182,823,967
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(45,993,168)	13,903,872

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,868,096	198,238,238

DIVIDENDS:
Dividends from net investment income
Class A	—	(82,825)
Class B	—	(943,056)
Class K	—	(826,884)

TOTAL DIVIDENDS	—	(1,852,765)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 17,862 and 92,142 shares, respectively ]	285,178	1,273,112
Capital shares issued in reinvestment of dividends [ 0 and 5,307 shares, respectively ]	—	82,825
Capital shares repurchased [ (62,079) and (141,881) shares, respectively ]	(989,519)	(1,990,171)
Capital shares repurchased in-kind (Note 10)[ 0 and 0# shares, respectively ]	—	(2)

Total Class A transactions	(704,341)	(634,236)

Class B
Capital shares sold [ 338,946 and 3,492,189 shares, respectively ]	5,424,825	46,490,489
Capital shares issued in reinvestment of dividends [ 0 and 60,398 shares, respectively ]	—	943,056
Capital shares repurchased [ (984,273) and (6,180,857) shares, respectively ]	(15,700,633)	(82,329,373)
Capital shares repurchased in-kind (Note 10)[ 0 and (31,923,931) shares, respectively ]	—	(455,552,580)

Total Class B transactions	(10,275,808)	(490,448,408)

Class K
Capital shares sold [ 676 and 23,307 shares, respectively ]	10,124	325,458
Capital shares issued in reinvestment of dividends [ 0 and 52,987 shares, respectively ]	—	826,884
Capital shares repurchased [ (184,987) and (1,543,823) shares, respectively ]	(2,903,381)	(22,386,767)
Capital shares repurchased in-kind (Note 10)[ (6,815,620) and (12) shares, respectively ]	(108,994,006)	(168)

Total Class K transactions	(111,887,263)	(21,234,593)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(122,867,412)	(512,317,237)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(117,999,316)	(315,931,764)
NET ASSETS:
Beginning of period	324,519,807	640,451,571

End of period (a)	$206,520,491	$324,519,807

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$664,801	$1,089,770

# Number of shares is less than 0.5.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011	2010	2009
Net asset value, beginning of period	$16.17		$11.40	$9.81	$10.79	$8.67	$6.92

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(e)(x)	0.09 (e)	0.04 (e)	0.01 (e)	0.04 (e)	0.08 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.55		4.76	1.61	(0.96)	2.12	1.77

Total from investment operations	0.52		4.85	1.65	(0.95)	2.16	1.85

Less distributions:
Dividends from net investment income	—		(0.08)	(0.06)	(0.03)	(0.04)	(0.10)

Net asset value, end of period	$16.69		$16.17	$11.40	$9.81	$10.79	$8.67

Total return (b)	3.22%		42.56%	16.87%	(8.79)%	24.93%	26.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s	$16,923		$17,119	$12,577	$11,573	$227,924	$201,332
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.12%		1.30%	1.30%	1.02%	1.03%	1.05%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.12%		1.30%	1.30%	1.01%	1.03%	0.77%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.15%		1.33%	1.30%	1.03%	1.04%	1.05%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.43	)%(x)	0.62%	0.37%	0.12%	0.45%	0.82%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.43	)%(x)	0.62%	0.37%	0.12%	0.45%	1.09%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.47	)%(x)	0.59%	0.37%	0.11%	0.44%	0.82%
Portfolio turnover rate (z)	38%		17%	14%	63%	20%	63%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class B	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011		2010	2009
Net asset value, beginning of period	$16.18		$11.41	$9.81	$10.79		$8.68	$6.93

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(e)(x)	0.02 (e)	0.04 (e)	—	#(e)	0.02 (e)	0.06 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.55		4.83	1.62	(0.97)		2.10	1.77

Total from investment operations	0.52		4.85	1.66	(0.97)		2.12	1.83

Less distributions:
Dividends from net investment income	—		(0.08)	(0.06)	(0.01)		(0.01)	(0.08)

Net asset value, end of period	$16.70		$16.18	$11.41	$9.81		$10.79	$8.68

Total return (b)	3.21%		42.52%	16.97%	(9.01)%		24.48%	26.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$189,597		$194,185	$531,314	$508,540		$645,864	$581,340
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.12%		1.30%	1.30%	1.27%		1.28%	1.30%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.12%		1.30%	1.30%	1.26	%(c)	1.28%	1.03%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.15%		1.33%	1.30%	1.28%		1.29%	1.30%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.43	)%(x)	0.13%	0.36%	—	%‡‡	0.20%	0.60%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.43	)%(x)	0.13%	0.36%	—	%‡‡	0.20%	0.87%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.46	)%(x)	0.12%	0.36%	(0.01)%		0.19%	0.60%
Portfolio turnover rate (z)	38%		17%	14%	63%		20%	63%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
‡‡	Percent shown is less than 0.005%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM ALTERNATIVE 100 CONSERVATIVE PLUS PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
EQ/GAMCO Mergers and Acquisitions Portfolio	25.8%
EQ/Convertible Securities Portfolio	14.5
PowerShares DB G10 Currency Harvest Fund	12.8
iShares® Global Infrastructure ETF	7.8
EQ/Real Estate PLUS Portfolio	7.8
PowerShares DB Gold Fund	4.3
EQ/Energy ETF Portfolio	4.0
EQ/Natural Resources PLUS Portfolio	3.9
BlackRock Global Long/Short Credit Fund, Institutional Class	2.7
iShares® U.S. Oil & Gas Exploration & Production ETF	2.7
iShares® Emerging Markets Infrastructure ETF	2.1
PowerShares DB Commodity Index Tracking Fund	2.0
AQR Managed Futures Strategy, Institutional Class	2.0
Franklin K2 Alternative Strategies Fund	1.9
Blackstone/GSO Long-Short Credit Income Fund	1.8
PowerShares DB Base Metals Fund	1.8
PowerShares DB Silver Fund	0.6
iShares® MSCI Global Agriculture Producers ETF	0.5
WisdomTree Managed Futures Strategy Fund	0.5
PowerShares DB Agriculture Fund	0.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class B
Actual	$1,000.00	$1,062.20	$3.32
Hypothetical (5% average return before expenses)	1,000.00	1,021.57	3.26

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 CONSERVATIVE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	11,625	$116,712
BlackRock Global Long/Short Credit Fund, Institutional Class	14,483	159,171
Blackstone/GSO Long-Short Credit Income Fund	5,961	105,689
EQ/Convertible Securities Portfolio‡	76,506	850,470
EQ/Energy ETF Portfolio‡	20,319	231,612
EQ/GAMCO Mergers and Acquisitions Portfolio‡	111,089	1,517,328
EQ/Natural Resources PLUS Portfolio‡	19,758	227,957
EQ/Real Estate PLUS Portfolio‡	41,887	456,995
Franklin K2 Alternative Strategies Fund*	10,419	112,423
iShares® Emerging Markets Infrastructure ETF	3,480	123,679
iShares® Global Infrastructure ETF	10,370	459,702
iShares® MSCI Global Agriculture Producers ETF	1,120	31,326
iShares® U.S. Oil & Gas Exploration & Production ETF	1,630	158,240

PowerShares DB Agriculture Fund*	1,070	$29,382
PowerShares DB Base Metals Fund*	6,220	105,616
PowerShares DB Commodity Index Tracking Fund*	4,410	117,218
PowerShares DB G10 Currency Harvest Fund*	28,780	750,870
PowerShares DB Gold Fund*	5,680	252,760
PowerShares DB Silver Fund*	970	33,950
WisdomTree Managed Futures Strategy Fund*	730	30,492

Total Investments (99.8%) (Cost $5,621,823)		5,871,592
Other Assets Less Liabilities (0.2%)		10,220

Net Assets (100%)		$5,881,812

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Convertible Securities Portfolio	$631,639	$227,014	$72,711	$850,470	$—	$172
EQ/Energy ETF Portfolio	154,206	57,997	8,254	231,612	—	21
EQ/GAMCO Mergers and Acquisitions Portfolio	1,127,814	419,130	68,794	1,517,328	—	(22)
EQ/Natural Resources PLUS Portfolio	159,487	57,997	12,763	227,957	—	211
EQ/Real Estate PLUS Portfolio	290,830	129,213	11,276	456,995	—	54

	$2,363,976	$891,351	$173,798	$3,284,362	$—	$436

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 CONSERVATIVE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,093,235	$—	$—	$2,093,235
Investment Companies	493,995	3,284,362	—	3,778,357

Total Assets	$2,587,230	$3,284,362	$—	$5,871,592

Total Liabilities	$—	$—	$—	$—

Total	$2,587,230	$3,284,362	$—	$5,871,592

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,729,588
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$254,990

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$254,649
Aggregate gross unrealized depreciation	(5,509)

Net unrealized appreciation	$249,140

Federal income tax cost of investments	$5,622,452

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 CONSERVATIVE PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $3,122,456)	$3,284,362
Unaffiliated Issuers (Cost $2,499,367)	2,587,230
Cash	19,712
Receivable for securities sold	22,647
Dividends, interest and other receivables	8,471
Deferred offering cost	5,876
Receivable from investment manager	4,277
Receivable from Separate Accounts for Trust shares sold	3,740
Other assets	52

Total assets	5,936,367

LIABILITIES
Distribution fees payable – Class B	1,174
Payable for securities purchased	223
Trustees’ fees payable	10
Accrued expenses	53,148

Total liabilities	54,555

NET ASSETS	$5,881,812

Net assets were comprised of:
Paid in capital	$5,638,527
Accumulated undistributed net investment income (loss)	(2,935)
Accumulated undistributed net realized gain (loss) on investments	(3,549)
Net unrealized appreciation (depreciation) on investments	249,769

Net assets	$5,881,812

Class B
Net asset value, offering and redemption price per share, $5,881,812 / 565,087 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.41

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends	$13,005
Interest	27

Total income	13,032

EXPENSES
Custodian fees	32,758
Professional fees	23,367
Administrative fees	19,800
Offering costs	8,717
Distribution fees – Class B	6,139
Investment management fees	3,683
Printing and mailing expenses	277
Trustees’ fees	60
Miscellaneous	502

Gross expenses	95,303
Less: Waiver from investment manager	(23,483)
Reimbursement from investment advisor	(55,853)

Net expenses	15,967

NET INVESTMENT INCOME (LOSS)	(2,935)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($436 of realized gain (loss) from affiliates)	(707)
Net distributions of realized gain received from Underlying Portfolios	16

Net realized gain (loss)	(691)

Net change in unrealized appreciation (depreciation) on investments ($202,833 of change in unrealized appreciation (depreciation) from affiliates)	321,316

NET REALIZED AND UNREALIZED GAIN (LOSS)	320,625

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$317,690

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 CONSERVATIVE PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	October 30, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,935)	$26,804
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(691)	40,464
Net change in unrealized appreciation (depreciation) on investments	321,316	(71,547)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	317,690	(4,279)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(62,400)
Distributions from net realized capital gains
Class B	—	(12,405)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(74,805)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 148,698 and 413,646 shares, respectively ]	1,484,101	4,133,753
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,693 shares, respectively ]	—	74,805
Capital shares repurchased [ (4,944) and (6) shares, respectively ]	(49,395)	(58)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,434,706	4,208,500

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,752,396	4,129,416
NET ASSETS:
Beginning of period	4,129,416	—

End of period (a)	$5,881,812	$4,129,416

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(2,935)	$—

* The Portfolio commenced operations on October 30, 2013.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 CONSERVATIVE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2014 (Unaudited)		October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.80		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.01	)(e)	0.07	(e)
Net realized and unrealized gain (loss) on investments	0.62		(0.09)

Total from investment operations	0.61		(0.02)

Less distributions:
Dividends from net investment income	—		(0.16)
Distributions from net realized gains	—		(0.02)

Total dividends and distributions	—		(0.18)

Net asset value, end of period	$10.41		$9.80

Total return (b)	6.22%		(0.17)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,882		$4,129
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%		0.65%
Before waivers and reimbursements (a)(f)	3.88%		3.84%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.12)%		3.96	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.35)%		0.77	%(l)
Portfolio turnover rate (z)	5%		5%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
EQ/GAMCO Mergers and Acquisitions Portfolio	19.7%
EQ/Convertible Securities Portfolio	10.5
EQ/Real Estate PLUS Portfolio	10.4
PowerShares DB G10 Currency Harvest Fund	9.7
iShares® Global Infrastructure ETF	8.0
PowerShares DB Gold Fund	5.7
EQ/Energy ETF Portfolio	5.7
EQ/Natural Resources PLUS Portfolio	5.6
iShares® U.S. Oil & Gas Exploration & Production ETF	4.9
PowerShares DB Commodity Index Tracking Fund	3.6
BlackRock Global Long/Short Credit Fund, Institutional Class	3.5
AQR Managed Futures Strategy, Institutional Class	3.4
iShares® Emerging Markets Infrastructure ETF	2.0
PowerShares DB Base Metals Fund	1.9
PowerShares DB Silver Fund	1.3
iShares® MSCI Global Gold Miners ETF	0.9
iShares® MSCI Global Agriculture Producers ETF	0.8
Franklin K2 Alternative Strategies Fund	0.8
WisdomTree Managed Futures Strategy Fund	0.7
Blackstone/GSO Long-Short Credit Income Fund	0.5
PowerShares DB Agriculture Fund	0.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class B
Actual	$1,000.00	$1,074.00	$3.34
Hypothetical (5% average return before expenses)	1,000.00	1,021.57	3.26

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	21,526	$216,121
BlackRock Global Long/Short Credit Fund, Institutional Class	20,510	225,403
Blackstone/GSO Long-Short Credit Income Fund	1,854	32,871
EQ/Convertible Securities Portfolio‡	60,816	676,052
EQ/Energy ETF Portfolio‡	31,941	364,096
EQ/GAMCO Mergers and Acquisitions Portfolio‡	92,418	1,262,309
EQ/Natural Resources PLUS Portfolio‡	31,100	358,824
EQ/Real Estate PLUS Portfolio‡	61,500	670,987
Franklin K2 Alternative Strategies Fund*	4,602	49,658
iShares® Emerging Markets Infrastructure ETF	3,530	125,456
iShares® Global Infrastructure ETF	11,580	513,341
iShares® MSCI Global Agriculture Producers ETF	1,940	54,262
iShares® MSCI Global Gold Miners ETF	5,010	55,711
iShares® U.S. Oil & Gas Exploration & Production ETF	3,230	313,568

PowerShares DB Agriculture Fund*	960	$26,362
PowerShares DB Base Metals Fund*	7,170	121,747
PowerShares DB Commodity Index Tracking Fund*	8,760	232,841
PowerShares DB G10 Currency Harvest Fund*	23,850	622,247
PowerShares DB Gold Fund*	8,260	367,570
PowerShares DB Silver Fund*	2,470	86,450
WisdomTree Managed Futures Strategy Fund*	1,020	42,605

Total Investments (99.7%) (Cost $6,115,828)		6,418,481
Other Assets Less Liabilities (0.3%)		18,113

Net Assets (100%)		$6,436,594

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Convertible Securities Portfolio	$429,374	$205,794	$8,093	$676,052	$—	$25
EQ/Energy ETF Portfolio	255,986	109,796	45,185	364,096	—	888
EQ/GAMCO Mergers and Acquisitions Portfolio	876,041	403,761	49,755	1,262,309	—	150
EQ/Natural Resources PLUS Portfolio	255,296	109,796	42,257	358,824	—	617
EQ/Real Estate PLUS Portfolio	418,360	192,394	8,097	670,987	—	20

	$2,235,057	$1,021,541	$153,387	$3,332,268	$—	$1,700

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,562,160	$—	$—	$2,562,160
Investment Companies	524,053	3,332,268	—	3,856,321

Total Assets	$3,086,213	$3,332,268	$—	$6,418,481

Total Liabilities	$—	$—	$—	$—

Total	$3,086,213	$3,332,268	$—	$6,418,481

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,013,944
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$185,996

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$305,814
Aggregate gross unrealized depreciation	(3,354)

Net unrealized appreciation	$302,460

Federal income tax cost of investments	$6,116,021

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $3,149,094)	$3,332,268
Unaffiliated Issuers (Cost $2,966,734)	3,086,213
Cash	48,813
Receivable for securities sold	12,228
Dividends, interest and other receivables	9,622
Receivable from Separate Accounts for Trust shares sold	6,673
Deferred offering cost	5,876
Receivable from investment manager	4,557
Other assets	54

Total assets	6,506,304

LIABILITIES
Payable for securities purchased	14,951
Distribution fees payable – Class B	1,281
Trustees’ fees payable	13
Accrued expenses	53,465

Total liabilities	69,710

NET ASSETS	$6,436,594

Net assets were comprised of:
Paid in capital	$6,141,098
Accumulated undistributed net investment income (loss)	(3,270)
Accumulated undistributed net realized gain (loss) on investments	(3,887)
Net unrealized appreciation (depreciation) on investments	302,653

Net assets	$6,436,594

Class B
Net asset value, offering and redemption price per share, $6,436,594 / 616,193 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.45

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends	$13,289
Interest	31

Total income	13,320

EXPENSES
Custodian fees	33,990
Professional fees	23,365
Administrative fees	19,943
Offering costs	8,717
Distribution fees – Class B	6,378
Investment management fees	3,827
Printing and mailing expenses	281
Trustees’ fees	62
Miscellaneous	503

Gross expenses	97,066
Less: Waiver from investment manager	(23,770)
Reimbursement from investment advisor	(56,706)

Net expenses	16,590

NET INVESTMENT INCOME (LOSS)	(3,270)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($1,700 of realized gain (loss) from affiliates)	1,119
Net distributions of realized gain received from Underlying Portfolios	1

Net realized gain (loss)	1,120

Net change in unrealized appreciation (depreciation) on investments ($229,057 of change in unrealized appreciation (depreciation) from affiliates)	396,916

NET REALIZED AND UNREALIZED GAIN (LOSS)	398,036

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$394,766

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	October 30, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,270)	$28,160
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	1,120	29,202
Net change in unrealized appreciation (depreciation) on investments	396,916	(94,263)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	394,766	(36,901)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(56,846)
Distributions from net realized capital gains
Class B	—	(10,214)
Return of capital
Class B	—	(3,390)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(70,450)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 184,592 and 431,367 shares, respectively ]	1,843,964	4,305,709
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,303 shares, respectively ]	—	70,450
Capital shares repurchased [ (7,057) and (12) shares, respectively ]	(70,827)	(117)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,773,137	4,376,042

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,167,903	4,268,691
NET ASSETS:
Beginning of period	4,268,691	—

End of period (a)	$6,436,594	$4,268,691

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(3,270)	$—

* The Portfolio commenced operations on October 30, 2013.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2014 (Unaudited)		October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.73		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.01	)(e)	0.07	(e)
Net realized and unrealized gain (loss) on investments	0.73		(0.17)

Total from investment operations	0.72		(0.10)

Less distributions:
Dividends from net investment income	—		(0.14)
Distributions from net realized gains	—		(0.02)
Return of capital	—		(0.01)

Total dividends and distributions	—		(0.17)

Net asset value, end of period	$10.45		$9.73

Total return (b)	7.40%		(1.01)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,437		$4,269
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%		0.65%
Before waivers and reimbursements (a)(f)	3.80%		3.82%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.13)%		4.13	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.28)%		0.96	%(l)
Portfolio turnover rate (z)	4%		7%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM ALTERNATIVE 100 GROWTH PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
EQ/Real Estate PLUS Portfolio	14.1%
EQ/Natural Resources PLUS Portfolio	9.4
iShares® Global Infrastructure ETF	9.3
EQ/Energy ETF Portfolio	9.2
EQ/Convertible Securities Portfolio	7.7
iShares® U.S. Oil & Gas Exploration & Production ETF	7.4
PowerShares DB G10 Currency Harvest Fund	7.2
PowerShares DB Gold Fund	6.9
EQ/GAMCO Mergers and Acquisitions Portfolio	5.5
PowerShares DB Commodity Index Tracking Fund	5.2
AQR Managed Futures Strategy, Institutional Class	3.4
WisdomTree Managed Futures Strategy Fund	2.6
iShares® MSCI Global Gold Miners ETF	2.3
iShares® Emerging Markets Infrastructure ETF	2.1
PowerShares DB Base Metals Fund	1.8
BlackRock Global Long/Short Credit Fund, Institutional Class	1.7
iShares® MSCI Global Agriculture Producers ETF	1.3
PowerShares DB Silver Fund	1.2
Blackstone/GSO Long-Short Credit Income Fund	1.1
PowerShares DB Agriculture Fund	0.4
Franklin K2 Alternative Strategies Fund	0.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class B
Actual	$1,000.00	$1,091.90	$3.37
Hypothetical (5% average return before expenses)	1,000.00	1,021.57	3.26

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	18,637	$187,119
BlackRock Global Long/Short Credit Fund, Institutional Class	8,480	93,200
Blackstone/GSO Long-Short Credit Income Fund	3,507	62,179
EQ/Convertible Securities Portfolio‡	37,881	421,106
EQ/Energy ETF Portfolio‡	43,778	499,025
EQ/GAMCO Mergers and Acquisitions Portfolio‡	22,016	300,707
EQ/Natural Resources PLUS Portfolio‡	44,295	511,066
EQ/Real Estate PLUS Portfolio‡	70,525	769,447
Franklin K2 Alternative Strategies Fund*	1,105	11,922
iShares® Emerging Markets Infrastructure ETF	3,240	115,150
iShares® Global Infrastructure ETF	11,370	504,032
iShares® MSCI Global Agriculture Producers ETF	2,470	69,086
iShares® MSCI Global Gold Miners ETF	11,170	124,211
iShares® U.S. Oil & Gas Exploration & Production ETF	4,170	404,824

PowerShares DB Agriculture Fund*	790	$21,693
PowerShares DB Base Metals Fund*	5,630	95,597
PowerShares DB Commodity Index Tracking Fund*	10,730	285,203
PowerShares DB G10 Currency Harvest Fund*	14,980	390,828
PowerShares DB Gold Fund*	8,420	374,690
PowerShares DB Silver Fund*	1,800	63,000
WisdomTree Managed Futures Strategy Fund*	3,330	139,094

Total Investments (100.0%) (Cost $5,113,540)		5,443,179
Other Assets Less Liabilities (0.0%)		1,552

Net Assets (100%)		$5,444,731

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Convertible Securities Portfolio	$316,459	$84,940	$13,309	$421,106	$—	$(67)
EQ/Energy ETF Portfolio	356,201	97,977	16,944	499,025	—	158
EQ/GAMCO Mergers and Acquisitions Portfolio	222,396	71,890	1,461	300,707	—	—	#
EQ/Natural Resources PLUS Portfolio	364,260	100,217	7,100	511,066	—	45
EQ/Real Estate PLUS Portfolio	522,390	167,060	3,754	769,447	—	11

	$1,781,706	$522,084	$42,568	$2,501,351	$—	$147

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
#	Amount represents less than $0.50.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,587,408	$—	$—	$2,587,408
Investment Companies	354,420	2,501,351	—	2,855,771

Total Assets	$2,941,828	$2,501,351	$—	$5,443,179

Total Liabilities	$—	$—	$—	$—

Total	$2,941,828	$2,501,351	$—	$5,443,179

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,161,894
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$55,380

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$337,185
Aggregate gross unrealized depreciation	(7,881)

Net unrealized appreciation	$329,304

Federal income tax cost of investments	$5,113,875

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,300,636)	$2,501,351
Unaffiliated Issuers (Cost $2,812,904)	2,941,828
Cash	37,214
Dividends, interest and other receivables	9,811
Deferred offering cost	5,876
Receivable from investment manager	4,062
Receivable for securities sold	2,666
Other assets	49

Total assets	5,502,857

LIABILITIES
Payable for securities purchased	3,978
Distribution fees payable – Class B	1,095
Payable to Separate Accounts for Trust shares redeemed	72
Trustees’ fees payable	9
Accrued expenses	52,972

Total liabilities	58,126

NET ASSETS	$5,444,731

Net assets were comprised of:
Paid in capital	$5,120,201
Accumulated undistributed net investment income (loss)	(1,238)
Accumulated undistributed net realized gain (loss) on investments	(3,871)
Net unrealized appreciation (depreciation) on investments	329,639

Net assets	$5,444,731

Class B
Net asset value, offering and redemption price per share, $5,444,731 / 515,177 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.57

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends	$13,871
Interest	24

Total income	13,895

EXPENSES
Custodian fees	31,833
Professional fees	23,365
Administrative fees	19,606
Offering costs	8,717
Distribution fees – Class B	5,817
Investment management fees	3,490
Printing and mailing expenses	264
Trustees’ fees	58
Miscellaneous	504

Gross expenses	93,654
Less: Waiver from investment manager	(23,096)
Reimbursement from investment advisor	(55,425)

Net expenses	15,133

NET INVESTMENT INCOME (LOSS)	(1,238)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($147 of realized gain (loss) from affiliates)	207
Net distributions of realized gain received from Underlying Portfolios	1

Net realized gain (loss)	208

Net change in unrealized appreciation (depreciation) on investments ($240,129 of change in unrealized appreciation (depreciation) from affiliates)	439,429

NET REALIZED AND UNREALIZED GAIN (LOSS)	439,637

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$438,399

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	October 30, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,238)	$30,631
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	208	6,322
Net change in unrealized appreciation (depreciation) on investments	439,429	(109,790)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	438,399	(72,837)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(42,097)
Distributions from net realized capital gains
Class B	—	(3,579)
Return of capital
Class B	—	(10,044)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(55,720)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 107,534 and 402,055 shares, respectively ]	1,061,753	4,019,750
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,819 shares, respectively ]	—	55,720
Capital shares repurchased [ (231) and 0 shares, respectively ]	(2,332)	(2)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS	1,059,421	4,075,468

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,497,820	3,946,911
NET ASSETS:
Beginning of period	3,946,911	—

End of period (a)	$5,444,731	$3,946,911

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,238)	$—

* The Portfolio commenced operations on October 30, 2013.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2014 (Unaudited)		October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.68		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	—	#(e)	0.08	(e)
Net realized and unrealized gain (loss) on investments	0.89		(0.25)

Total from investment operations	0.89		(0.17)

Less distributions:
Dividends from net investment income	—		(0.11)
Distributions from net realized gains	—		(0.01)
Return of capital	—		(0.03)

Total dividends and distributions	—		(0.15)

Net asset value, end of period	$10.57		$9.68

Total return (b)	9.19%		(1.79)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,445		$3,947
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%		0.65%
Before waivers and reimbursements (a)(f)	4.02%		3.91%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.05)%		4.62	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.43)%		1.36	%(l)
Portfolio turnover rate (z)	1%		7%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2015 ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
EQ/Equity 500 Index Portfolio	23.2%
EQ/Core Bond Index Portfolio	21.8
EQ/Global Bond PLUS Portfolio	7.6
EQ/International Equity Index Portfolio	7.5
EQ/High Yield Bond Portfolio	6.2
EQ/PIMCO Ultra Short Bond Portfolio	6.1
EQ/Emerging Markets Equity PLUS Portfolio	5.0
EQ/International ETF Portfolio	4.4
EQ/MFS International Growth Portfolio	3.4
Multimanager Mid Cap Value Portfolio	2.9
EQ/Quality Bond PLUS Portfolio	2.8
EQ/Small Company Index Portfolio	2.6
Multimanager Aggressive Equity Portfolio	2.3
EQ/BlackRock Basic Value Equity Portfolio	2.2
Multimanager Mid Cap Growth Portfolio	2.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class B
Actual	$1,000.00	$1,038.20	$3.03
Hypothetical (5% average return before expenses)	1,000.00	1,021.82	3.01
Class K
Actual	1,000.00	1,040.20	1.77
Hypothetical (5% average return before expenses)	1,000.00	1,023.06	1.76

*   Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	84,621	$1,802,130
EQ/Core Bond Index Portfolio‡	1,772,470	17,844,683
EQ/Emerging Markets Equity PLUS Portfolio‡	412,415	4,071,714
EQ/Equity 500 Index Portfolio‡	552,927	19,041,430
EQ/Global Bond PLUS Portfolio‡	643,900	6,230,909
EQ/High Yield Bond Portfolio‡	480,180	5,077,874
EQ/International Equity Index Portfolio‡	595,121	6,109,086
EQ/International ETF Portfolio‡	536,956	3,645,316
EQ/MFS International Growth Portfolio‡	368,888	2,824,106
EQ/PIMCO Ultra Short Bond Portfolio‡	505,299	5,018,577
EQ/Quality Bond PLUS Portfolio‡	263,700	2,258,589
EQ/Small Company Index Portfolio‡	171,532	2,171,551

Multimanager Aggressive Equity Portfolio‡	44,555	$1,881,163
Multimanager Mid Cap Growth Portfolio*‡	151,655	1,602,923
Multimanager Mid Cap Value Portfolio‡	167,552	2,407,174

Total Investments (99.5%) (Cost $68,920,341)		81,987,225
Other Assets Less Liabilities (0.5%)		418,400

Net Assets (100%)		$82,405,625

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA Global Equity Managed Volatility Portfolio (a)	$11,261,746	$843,458	$7,747,895	$—	$—	$4,464,395
CharterSM Multi-Sector Bond Portfolio (b)(aa)(bb)(cc)	12,470,559	802,665	3,205,598	—	—	(244,116	)(dd)
EQ/BlackRock Basic Value Equity Portfolio	—	1,774,866	62,429	1,802,130	—	837
EQ/Core Bond Index Portfolio (aa)	10,416,005	1,236,174	832,138	17,844,683	—	(1,058)
EQ/Emerging Markets Equity PLUS Portfolio	—	3,997,776	88,415	4,071,714	—	1,211
EQ/Equity 500 Index Portfolio	14,783,054	5,222,308	1,854,831	19,041,430	—	291,460
EQ/Global Bond PLUS Portfolio	6,106,350	411,303	501,312	6,230,909	—	(1,012)
EQ/High Yield Bond Portfolio (bb)	—	3,902,260	221,380	5,077,874	—	813
EQ/International Equity Index Portfolio	1,623,989	4,492,763	276,168	6,109,086	—	1,172
EQ/International ETF Portfolio	4,926,437	—	1,373,311	3,645,316	—	48,689
EQ/MFS International Growth Portfolio	2,791,473	371,005	443,740	2,824,106	—	(927)
EQ/PIMCO Ultra Short Bond Portfolio	5,090,262	324,665	415,146	5,018,577	—	(304)
EQ/Quality Bond PLUS Portfolio (cc)	—	—	—	2,258,589	—	—
EQ/Small Company Index Portfolio	2,144,479	133,520	170,386	2,171,551	—	(254)
Multimanager Aggressive Equity Portfolio	2,380,931	80,596	370,252	1,881,163	—	311,721
Multimanager Large Cap Value Portfolio	1,717,650	82,467	951,850	—	—	879,065
Multimanager Mid Cap Growth Portfolio	1,694,742	53,864	200,957	1,602,923	—	8,086
Multimanager Mid Cap Value Portfolio	2,390,056	96,043	182,159	2,407,174	—	42,138

	$79,797,733	$23,825,733	$18,897,967	$81,987,225	$—	$5,801,916

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/Global Multi-Sector Equity Portfolio.
(b)	Formerly known as Multimanager Multi-Sector Bond Portfolio.
(aa)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Core Bond Index Portfolio in the amount of $6,750,230, representing 1,723,638 shares of CharterSM Multi-Sector Bond Portfolio and 676,646 shares of EQ/Core Bond Index Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(bb)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/High Yield Bond Portfolio in the amount of $1,262,849, representing 322,547 shares of CharterSM Multi-Sector Bond Portfolio and 121,620 shares of EQ/High Yield Bond Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

(cc)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Quality Bond PLUS Portfolio in the amount of $2,233,644, representing 570,395 shares of CharterSM Multi-Sector Bond Portfolio and 263,700 shares of EQ/Quality Bond PLUS Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(dd)	$(256,012) of the realized gain (loss) was due to the in-kind transactions noted above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$81,987,225	$—	$81,987,225

Total Assets	$—	$81,987,225	$—	$81,987,225

Total Liabilities	$—	$—	$—	$—

Total	$—	$81,987,225	$—	$81,987,225

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$23,825,733
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$24,955,895

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,232,827
Aggregate gross unrealized depreciation	(298,153)

Net unrealized appreciation	$12,934,674

Federal income tax cost of investments	$69,052,551

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $68,920,341)	$81,987,225
Cash	502,598
Receivable from Separate Accounts for Trust shares sold	24,657
Receivable for securities sold	9,879
Dividends, interest and other receivables	37
Other assets	602

Total assets	82,524,998

LIABILITIES
Administrative fees payable	24,530
Payable to Separate Accounts for Trust shares redeemed	14,912
Distribution fees payable – Class B	7,623
Payable for securities purchased	4,852
Trustees’ fees payable	699
Accrued expenses	66,757

Total liabilities	119,373

NET ASSETS	$82,405,625

Net assets were comprised of:
Paid in capital	$80,712,666
Accumulated undistributed net investment income (loss)	(183,310)
Accumulated undistributed net realized gain (loss) on investments	(11,190,615)
Net unrealized appreciation (depreciation) on investments	13,066,884

Net assets	$82,405,625

Class B
Net asset value, offering and redemption price per share, $37,294,879 / 3,609,023 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.33

Class K
Net asset value, offering and redemption price per share, $45,110,746 / 4,362,057 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.34

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Interest	$237

EXPENSES
Administrative fees	75,949
Distribution fees – Class B	44,586
Custodian fees	44,084
Investment management fees	39,888
Professional fees	25,371
Printing and mailing expenses	5,423
Trustees’ fees	1,185
Miscellaneous	955

Gross expenses	237,441
Less: Waiver from investment manager	(53,207)

Net expenses	184,234

NET INVESTMENT INCOME (LOSS)	(183,997)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	5,801,916
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	(2,482,262)

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,319,654

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,135,657

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(183,997)	$1,003,875
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	5,801,916	3,716,382
Net change in unrealized appreciation (depreciation) on investments	(2,482,262)	5,880,498

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,135,657	10,600,755

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(467,011)
Class K	—	(689,661)

	—	(1,156,672)

Distributions from net realized capital gains
Class B	—	(1,117,102)
Class K	—	(1,396,467)

	—	(2,513,569)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(3,670,241)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 357,745 and 753,816 shares, respectively ]	3,583,309	7,300,101
Capital shares issued in reinvestment of dividends and distributions [ 0 and 161,582 shares, respectively ]	—	1,584,113
Capital shares repurchased [ (345,872) and (1,186,989) shares, respectively ]	(3,444,952)	(11,521,104)

Total Class B transactions	138,357	(2,636,890)

Class K
Capital shares sold [ 195,695 and 486,430 shares, respectively ]	1,963,295	4,665,943
Capital shares issued in reinvestment of dividends and distributions [ 0 and 212,762 shares, respectively ]	—	2,086,128
Capital shares repurchased [ (306,324) and (770,064) shares, respectively ]	(3,082,869)	(7,550,934)

Total Class K transactions	(1,119,574)	(798,863)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(981,217)	(3,435,753)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,154,440	3,494,761
NET ASSETS:
Beginning of period	80,251,185	76,756,424

End of period (a)	$82,405,625	$80,251,185

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(183,310)	$687

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011	2010	2009
Net asset value, beginning of period	$9.95		$9.13	$8.51	$9.02	$8.31	$7.17

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.11 (e)	0.11 (e)	0.13 (e)	0.13 (e)	0.30	(e)
Net realized and unrealized gain (loss) on investments	0.41		1.16	0.81	(0.38)	0.75	1.16

Total from investment operations	0.38		1.27	0.92	(0.25)	0.88	1.46

Less distributions:
Dividends from net investment income	—		(0.13)	(0.12)	(0.14)	(0.12)	(0.31)
Distributions from net realized gains	—		(0.32)	(0.18)	(0.12)	(0.05)	(0.01)

Total dividends and distributions	—		(0.45)	(0.30)	(0.26)	(0.17)	(0.32)

Net asset value, end of period	$10.33		$9.95	$9.13	$8.51	$9.02	$8.31

Total return (b)	3.82%		14.06%	10.87%	(2.74)%	10.61%	20.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$37,295		$35,782	$35,308	$37,239	$42,881	$35,657
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%		0.60%	0.60%	0.60%	0.60%	0.60%
Before waivers and reimbursements (a)(f)	0.73%		0.75%	0.72%	0.69%	0.71%	0.85	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.60)%		1.10%	1.17%	1.43%	1.49%	3.96%
Before waivers and reimbursements (a)(f)(x)	(0.73)%		0.95%	1.05%	1.34%	1.38%	3.70%
Portfolio turnover rate (z)	30%		27%	17%	32%	34%	24%

Class K	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,		December 1, 2011* to December 31, 2011
			2013	2012
Net asset value, beginning of period	$9.94		$9.12	$8.50	$8.74

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.13 (e)	0.13 (e)	0.22	(e)
Net realized and unrealized gain (loss) on investments	0.42		1.17	0.82	(0.23)

Total from investment operations	0.40		1.30	0.95	(0.01)

Less distributions:
Dividends from net investment income	—		(0.16)	(0.15)	(0.16)
Distributions from net realized gains	—		(0.32)	(0.18)	(0.07)

Total dividends and distributions	—		(0.48)	(0.33)	(0.23)

Net asset value, end of period	$10.34		$9.94	$9.12	$8.50

Total return (b)	4.02%		14.36%	11.17%	(0.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$45,111		$44,469	$41,448	$42,472
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%		0.35%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.48%		0.50%	0.47%	0.48%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.35)%		1.38%	1.46%	30.30	%(l)
Before waivers and reimbursements(a)(f)(x)	(0.48)%		1.23%	1.34%	30.18	%(l)
Portfolio turnover rate (z)	30%		27%	17%	32%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2025 ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
EQ/Equity 500 Index Portfolio	35.1%
EQ/Core Bond Index Portfolio	12.7
EQ/International Equity Index Portfolio	8.6
EQ/Small Company Index Portfolio	5.9
EQ/International ETF Portfolio	5.7
EQ/Emerging Markets Equity PLUS Portfolio.	5.6
EQ/Global Bond PLUS Portfolio	4.7
EQ/MFS International Growth Portfolio	4.4
EQ/PIMCO Ultra Short Bond Portfolio	4.0
EQ/High Yield Bond Portfolio	3.9
Multimanager Mid Cap Value Portfolio	3.3
Multimanager Aggressive Equity Portfolio	2.3
EQ/Quality Bond PLUS Portfolio	1.5
EQ/BlackRock Basic Value Equity Portfolio	1.4
Multimanager Mid Cap Growth Portfolio	0.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class B
Actual	$1,000.00	$1,045.00	$3.04
Hypothetical (5% average return before expenses)	1,000.00	1,021.82	3.01
Class K
Actual	1,000.00	1,045.90	1.78
Hypothetical (5% average return before expenses)	1,000.00	1,023.06	1.76

*   Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	89,979	$1,916,236
EQ/Core Bond Index Portfolio‡	1,676,199	16,875,454
EQ/Emerging Markets Equity PLUS Portfolio‡	752,767	7,431,954
EQ/Equity 500 Index Portfolio‡	1,354,243	46,636,713
EQ/Global Bond PLUS Portfolio‡	641,377	6,206,502
EQ/High Yield Bond Portfolio‡	495,173	5,236,424
EQ/International Equity Index Portfolio‡	1,113,415	11,429,526
EQ/International ETF Portfolio‡	1,116,913	7,582,560
EQ/MFS International Growth Portfolio‡	757,690	5,800,669
EQ/PIMCO Ultra Short Bond Portfolio‡	531,045	5,274,287
EQ/Quality Bond PLUS Portfolio‡	239,472	2,051,079
EQ/Small Company Index Portfolio‡	624,151	7,901,569

Multimanager Aggressive Equity Portfolio‡	71,468	$3,017,443
Multimanager Mid Cap Growth Portfolio*‡	112,171	1,185,591
Multimanager Mid Cap Value Portfolio‡	304,418	4,373,485

Total Investments (99.7%) (Cost $109,476,774)		132,919,492
Other Assets Less Liabilities (0.3%)		391,388

Net Assets (100%)		$133,310,880

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA Global Equity Managed Volatility Portfolio (a)	$19,404,638	$1,195,840	$14,583,961	$—	$—	$6,204,409
CharterSM Multi-Sector Bond Portfolio (b)(aa)(bb)(cc)	11,446,169	966,033	3,263,663	—	—	(325,842	)(dd)
EQ/BlackRock Basic Value Equity Portfolio	—	1,938,505	118,454	1,916,236	—	1,541
EQ/Core Bond Index Portfolio (aa)	9,809,231	1,223,709	546,143	16,875,454	—	14
EQ/Emerging Markets Equity PLUS Portfolio	—	7,285,535	150,624	7,431,954	—	1,370
EQ/Equity 500 Index Portfolio	36,379,667	9,929,589	2,582,562	46,636,713	—	26,951
EQ/Global Bond PLUS Portfolio	5,838,649	466,755	308,712	6,206,502	—	36
EQ/High Yield Bond Portfolio (bb)	—	4,150,052	196,812	5,236,424	—	341
EQ/International Equity Index Portfolio	3,222,717	8,075,085	378,059	11,429,526	—	1,997
EQ/International ETF Portfolio	9,536,911	—	2,166,786	7,582,560	—	73,214
EQ/MFS International Growth Portfolio	5,308,201	844,605	571,253	5,800,669	—	1,397
EQ/PIMCO Ultra Short Bond Portfolio	5,096,848	449,862	291,425	5,274,287	—	4
EQ/Quality Bond PLUS Portfolio (cc)	—	—	—	2,051,079	—	—
EQ/Small Company Index Portfolio	7,034,389	1,201,650	576,458	7,901,569	—	6,489
Multimanager Aggressive Equity Portfolio	3,947,941	193,407	893,341	3,017,443	—	414,808
Multimanager Large Cap Value Portfolio	1,712,385	163,566	1,081,694	—	—	827,924
Multimanager Mid Cap Growth Portfolio	1,120,282	75,609	56,503	1,185,591	—	(104)
Multimanager Mid Cap Value Portfolio	4,041,105	187,406	120,502	4,373,485	—	353

	$123,899,133	$38,347,208	$27,886,952	$132,919,492	$—	$7,234,902

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/Global Multi-Sector Equity Portfolio.
(b)	Formerly known as Multimanager Multi-Sector Bond Portfolio.
(aa)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Core Bond Index Portfolio in the amount of $6,130,047, representing 1,565,277 shares of CharterSM Multi-Sector Bond Portfolio and 614,478 shares of EQ/Core Bond Index Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

(bb)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/High Yield Bond Portfolio in the amount of $1,146,823, representing 292,913 shares of CharterSM Multi-Sector Bond Portfolio and 110,446 shares of EQ/High Yield Bond Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(cc)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Quality Bond PLUS Portfolio in the amount of $2,028,426, representing 517,990 shares of CharterSM Multi-Sector Bond Portfolio and 239,472 shares of EQ/Quality Bond PLUS Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(dd)	$(344,756) of the realized gain (loss) was due to the in-kind transactions noted above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$132,919,492	$—	$132,919,492

Total Assets	$—	$132,919,492	$—	$132,919,492

Total Liabilities	$—	$—	$—	$—

Total	$—	$132,919,492	$—	$132,919,492

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$38,347,208
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$35,466,610

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,193,183
Aggregate gross unrealized depreciation	(1,115,148)

Net unrealized appreciation	$23,078,035

Federal income tax cost of investments	$109,841,457

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $109,476,774)	$132,919,492
Cash	385,770
Receivable from Separate Accounts for Trust shares sold	121,808
Receivable for securities sold	12,072
Dividends, interest and other receivables	27
Other assets	1,024

Total assets	133,440,193

LIABILITIES
Administrative fees payable	32,543
Distribution fees payable – Class B	13,870
Investment management fees payable	6,028
Payable to Separate Accounts for Trust shares redeemed	4,915
Payable for securities purchased	3,575
Trustees’ fees payable	985
Accrued expenses	67,397

Total liabilities	129,313

NET ASSETS	$133,310,880

Net assets were comprised of:
Paid in capital	$114,924,754
Accumulated undistributed net investment income (loss)	(292,119)
Accumulated undistributed net realized gain (loss) on investments	(4,764,473)
Net unrealized appreciation (depreciation) on investments	23,442,718

Net assets	$133,310,880

Class B
Net asset value, offering and redemption price per share, $67,344,171 / 6,038,032 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.15

Class K
Net asset value, offering and redemption price per share, $65,966,709 / 5,910,183 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.16

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Interest	$210

EXPENSES
Administrative fees	111,322
Distribution fees – Class B	80,332
Investment management fees	63,470
Custodian fees	43,985
Professional fees	25,974
Printing and mailing expenses	8,339
Trustees’ fees	1,824
Miscellaneous	1,110

Gross expenses	336,356
Less: Waiver from investment manager	(33,801)

Net expenses	302,555

NET INVESTMENT INCOME (LOSS)	(302,345)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	7,234,902
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	(1,095,141)

NET REALIZED AND UNREALIZED GAIN (LOSS)	6,139,761

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,837,416

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(302,345)	$1,484,528
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	7,234,902	3,437,213
Net change in unrealized appreciation (depreciation) on investments	(1,095,141)	14,851,374

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,837,416	19,773,115

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(743,590)
Class K	—	(889,157)

	—	(1,632,747)

Distributions from net realized capital gains
Class B	—	(1,007,362)
Class K	—	(990,921)

	—	(1,998,283)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(3,631,030)

CAPITAL SHARES TRANSACTIONS:
Class A

Total Class A transactions	—	—

Class B
Capital shares sold [ 609,561 and 1,204,715 shares, respectively ]	6,533,000	12,058,948
Capital shares issued in reinvestment of dividends and distributions [ 0 and 169,134 shares, respectively ]	—	1,750,952
Capital shares repurchased [ (419,489) and (1,191,333) shares, respectively ]	(4,543,908)	(11,912,627)

Total Class B transactions	1,989,092	1,897,273

Class K
Capital shares sold [ 425,634 and 892,643 shares, respectively ]	4,598,088	8,977,192
Capital shares issued in reinvestment of dividends and distributions [ 0 and 181,272 shares, respectively ]	—	1,880,078
Capital shares repurchased [ (313,221) and (662,564) shares, respectively ]	(3,382,272)	(6,612,421)

Total Class K transactions	1,215,816	4,244,849

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,204,908	6,142,122

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,042,324	22,284,207
NET ASSETS:
Beginning of period	124,268,556	101,984,349

End of period (a)	$133,310,880	$124,268,556

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(292,119)	$10,226

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
Class B			2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.67		$9.23	$8.40	$8.92	$8.08	$6.81

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.12 (e)	0.11 (e)	0.12 (e)	0.13 (e)	0.29 (e)
Net realized and unrealized gain (loss) on investments	0.51		1.63	0.96	(0.47)	0.83	1.29

Total from investment operations	0.48		1.75	1.07	(0.35)	0.96	1.58

Less distributions:
Dividends from net investment income	—		(0.13)	(0.13)	(0.12)	(0.11)	(0.29)
Distributions from net realized gains	—		(0.18)	(0.11)	(0.05)	(0.01)	(0.02)

Total dividends and distributions	—		(0.31)	(0.24)	(0.17)	(0.12)	(0.31)

Net asset value, end of period	$11.15		$10.67	$9.23	$8.40	$8.92	$8.08

Total return (b)	4.50%		19.06%	12.79%	(3.88)%	11.95%	23.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$67,344		$62,418	$52,292	$51,415	$53,927	$39,336
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%		0.60%	0.60%	0.60%	0.60%	0.60%
Before waivers and reimbursements (a)(f)	0.65%		0.69%	0.67%	0.66%	0.70%	0.86%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.60)%		1.17%	1.21%	1.32%	1.54%	3.98%
Before waivers and reimbursements (a)(f)(x)	(0.65)%		1.09%	1.14%	1.26%	1.44%	3.72%
Portfolio turnover rate (z)	28%		25%	21%	26%	24%	17%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,		December 1, 2011* to December 31, 2011
Class K			2013	2012
Net asset value, beginning of period	$10.67		$9.23	$8.39	$8.56

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.15 (e)	0.14 (e)	0.20	(e)
Net realized and unrealized gain (loss) on investments	0.51		1.63	0.96	(0.21)

Total from investment operations	0.49		1.78	1.10	(0.01)

Less distributions:
Dividends from net investment income	—		(0.16)	(0.15)	(0.14)
Distributions from net realized gains	—		(0.18)	(0.11)	(0.02)

Total dividends and distributions	—		(0.34)	(0.26)	(0.16)

Net asset value, end of period	$11.16		$10.67	$9.23	$8.39

Total return (b)	4.59%		19.36%	13.21%	(0.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$65,967		$61,851	$49,692	$43,769
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%		0.35%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.40%		0.44%	0.42%	0.45%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.35)%		1.47%	1.59%	28.40	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.40)%		1.39%	1.52%	28.31	%(l)
Portfolio turnover rate (z)	28%		25%	21%	26%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2035 ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
EQ/Equity 500 Index Portfolio	42.5%
EQ/International Equity Index Portfolio	9.6
EQ/Core Bond Index Portfolio	8.1
EQ/Small Company Index Portfolio	7.7
EQ/International ETF Portfolio	6.8
EQ/Emerging Markets Equity PLUS Portfolio	6.1
EQ/MFS International Growth Portfolio	5.0
EQ/PIMCO Ultra Short Bond Portfolio	2.6
EQ/Global Bond PLUS Portfolio	2.6
EQ/High Yield Bond Portfolio	2.2
Multimanager Mid Cap Value Portfolio	2.2
Multimanager Aggressive Equity Portfolio	1.5
EQ/BlackRock Basic Value Equity Portfolio	1.1
EQ/Quality Bond PLUS Portfolio	1.0
Multimanager Mid Cap Growth Portfolio	1.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class B
Actual	$1,000.00	$1,047.90	$3.05
Hypothetical (5% average return before expenses)	1,000.00	1,021.82	3.01
Class K
Actual	1,000.00	1,049.70	1.78
Hypothetical (5% average return before expenses)	1,000.00	1,023.06	1.76

*   Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	42,967	$915,047
EQ/Core Bond Index Portfolio‡	691,670	6,963,515
EQ/Emerging Markets Equity PLUS Portfolio‡	536,090	5,292,739
EQ/Equity 500 Index Portfolio‡	1,068,056	36,781,172
EQ/Global Bond PLUS Portfolio‡	227,905	2,205,400
EQ/High Yield Bond Portfolio‡	183,802	1,943,691
EQ/International Equity Index Portfolio‡	808,785	8,302,411
EQ/International ETF Portfolio‡	862,647	5,856,385
EQ/MFS International Growth Portfolio‡	569,335	4,358,675
EQ/PIMCO Ultra Short Bond Portfolio‡	225,157	2,236,239
EQ/Quality Bond PLUS Portfolio‡	104,458	894,684
EQ/Small Company Index Portfolio‡	527,978	6,684,048

Multimanager Aggressive Equity Portfolio‡	30,830	$1,301,665
Multimanager Mid Cap Growth Portfolio*‡	80,915	855,229
Multimanager Mid Cap Value Portfolio‡	130,525	1,875,212

Total Investments (99.7%) (Cost $67,833,220)		86,466,112
Other Assets Less Liabilities (0.3%)		281,668

Net Assets (100%)		$86,747,780

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA Global Equity Managed Volatility Portfolio (a)	$13,853,325	$474,871	$10,232,998	$—	$—	$4,224,829
CharterSM Multi-Sector Bond Portfolio (b)(aa)(bb)(cc)	4,593,145	402,645	1,007,588	—	—	(66,561	)(dd)
EQ/BlackRock Basic Value Equity Portfolio	—	912,224	41,875	915,047	—	126
EQ/Core Bond Index Portfolio (aa)	3,847,490	490,393	152,100	6,963,515	—	(12)
EQ/Emerging Markets Equity PLUS Portfolio	—	5,137,800	55,109	5,292,739	—	17
EQ/Equity 500 Index Portfolio	28,812,534	7,077,923	1,408,485	36,781,172	—	12,412
EQ/Global Bond PLUS Portfolio	2,039,457	173,286	80,659	2,205,400	—	19
EQ/High Yield Bond Portfolio (bb)	—	1,453,335	58,689	1,943,691	—	74
EQ/International Equity Index Portfolio	2,383,393	5,726,509	176,471	8,302,411	—	49
EQ/International ETF Portfolio	6,983,874	—	1,301,974	5,856,385	—	45,025
EQ/MFS International Growth Portfolio	3,884,790	598,197	284,308	4,358,675	—	(27)
EQ/PIMCO Ultra Short Bond Portfolio	2,127,152	183,815	82,641	2,236,239	—	1
EQ/Quality Bond PLUS Portfolio (cc)	—	—	—	894,684	—	—
EQ/Small Company Index Portfolio	6,288,792	719,371	523,696	6,684,048	—	8,858
Multimanager Aggressive Equity Portfolio	1,403,600	109,790	230,593	1,301,665	—	52,905
Multimanager Large Cap Value Portfolio	771,510	57,880	449,203	—	—	395,612
Multimanager Mid Cap Growth Portfolio	798,310	45,750	22,368	855,229	—	(18)
Multimanager Mid Cap Value Portfolio	1,706,424	102,029	46,502	1,875,212	—	161

	$79,493,796	$23,665,818	$16,155,259	$86,466,112	$—	$4,673,470

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/Global Multi-Sector Equity Portfolio.
(b)	Formerly known as Multimanager Multi-Sector Bond Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

(aa)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Core Bond Index Portfolio in the amount of $2,673,936, representing 682,776 shares of CharterSM Multi-Sector Bond Portfolio and 268,036 shares of EQ/Core Bond Index Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(bb)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/High Yield Bond Portfolio in the amount of $500,246, representing 127,769 shares of CharterSM Multi-Sector Bond Portfolio and 48,177 shares of EQ/High Yield Bond Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(cc)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Quality Bond PLUS Portfolio in the amount of $884,803, representing 225,948 shares of CharterSM Multi-Sector Bond Portfolio and 104,458 shares of EQ/Quality Bond PLUS Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(dd)	$(68,789) of the realized gain (loss) was due to the in-kind transactions noted above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$86,466,112	$—	$86,466,112

Total Assets	$—	$86,466,112	$—	$86,466,112

Total Liabilities	$—	$—	$—	$—

Total	$—	$86,466,112	$—	$86,466,112

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$23,665,818
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$20,897,518

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,633,270
Aggregate gross unrealized depreciation	(102,217)

Net unrealized appreciation	$18,531,053

Federal income tax cost of investments	$67,935,059

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $67,833,220)	$86,466,112
Cash	576,990
Receivable from Separate Accounts for Trust shares sold	79,209
Dividends, interest and other receivables	26
Other assets	652

Total assets	87,122,989

LIABILITIES
Payable for securities purchased	263,074
Administrative fees payable	25,736
Distribution fees payable – Class B	12,047
Payable to Separate Accounts for Trust shares redeemed	9,629
Trustees’ fees payable	631
Accrued expenses	64,092

Total liabilities	375,209

NET ASSETS	$86,747,780

Net assets were comprised of:
Paid in capital	$69,242,384
Accumulated undistributed net investment income (loss)	(168,078)
Accumulated undistributed net realized gain (loss) on investments	(959,418)
Net unrealized appreciation (depreciation) on investments	18,632,892

Net assets	$86,747,780

Class B
Net asset value, offering and redemption price per share, $58,805,771 / 5,165,312 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.38

Class K
Net asset value, offering and redemption price per share, $27,942,009 / 2,452,093 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.40

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Interest	$167

EXPENSES
Administrative fees	77,044
Distribution fees – Class B	69,068
Custodian fees	44,233
Investment management fees	40,618
Professional fees	25,376
Printing and mailing expenses	5,334
Trustees’ fees	1,168
Miscellaneous	837

Gross expenses	263,678
Less: Waiver from investment manager	(52,390)

Net expenses	211,288

NET INVESTMENT INCOME (LOSS)	(211,121)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	4,673,470
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	(469,454)

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,204,016

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,992,895

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(211,121)	$918,585
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	4,673,470	2,456,878
Net change in unrealized appreciation (depreciation) on investments	(469,454)	11,057,184

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,992,895	14,432,647

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(634,630)
Class K	—	(362,662)

	—	(997,292)

Distributions from net realized capital gains
Class B	—	(1,005,387)
Class K	—	(471,270)

	—	(1,476,657)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(2,473,949)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares repurchased [ 0 and (61,935) shares, respectively ]	—	(633,779)

Total Class A transactions	—	(633,779)

Class B
Capital shares sold [ 475,866 and 923,448 shares, respectively ]	5,210,872	9,347,335
Capital shares issued in reinvestment of dividends and distributions [ 0 and 156,657 shares, respectively ]	—	1,640,017
Capital shares repurchased [ (297,553) and (775,232) shares, respectively ]	(3,275,076)	(7,922,515)

Total Class B transactions	1,935,796	3,064,837

Class K
Capital shares sold [ 174,336 and 323,733 shares, respectively ]	1,915,644	3,282,998
Capital shares issued in reinvestment of dividends and distributions [ 0 and 79,469 shares, respectively ]	—	833,932
Capital shares repurchased [ (78,775) and (202,735) shares, respectively ]	(861,300)	(2,049,054)

Total Class K transactions	1,054,344	2,067,876

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,990,140	4,498,934

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,983,035	16,457,632
NET ASSETS:
Beginning of period	79,764,745	63,307,113

End of period (a)	$86,747,780	$79,764,745

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(168,078)	$43,043

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
Class B			2013	2012	2011	2010		2009
Net asset value, beginning of period	$10.86		$9.18	$8.28	$8.86	$7.97		$6.60

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.12 (e)	0.11 (e)	0.12 (e)	0.12	(e)	0.27	(e)
Net realized and unrealized gain (loss) on investments	0.55		1.90	1.06	(0.53)	0.89		1.41

Total from investment operations	0.52		2.02	1.17	(0.41)	1.01		1.68

Less distributions:
Dividends from net investment income	—		(0.13)	(0.13)	(0.12)	(0.10)		(0.28)
Distributions from net realized gains	—		(0.21)	(0.14)	(0.05)	(0.02)		(0.03)

Total dividends and distributions	—		(0.34)	(0.27)	(0.17)	(0.12)		(0.31)

Net asset value, end of period	$11.38		$10.86	$9.18	$8.28	$8.86		$7.97

Total return (b)	4.79%		22.16%	14.20%	(4.67)%	12.78%		25.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$58,806		$54,174	$42,962	$42,928	$42,257		$27,496
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%		0.60%	0.60%	0.60%	0.60%		0.60%
Before waivers and reimbursements (a)(f)	0.73%		0.78%	0.76%	0.76%	0.85	%(c)	1.16	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x).	(0.60)%		1.20%	1.23%	1.32%	1.48%		3.79%
Before waivers and reimbursements (a)(f)(x)	(0.73)%		1.02%	1.07%	1.17%	1.24%		3.22%
Portfolio turnover rate (z)	26%		23%	23%	18%	18%		22%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,		December 1, 2011* to December 31, 2011
Class K			2013	2012
Net asset value, beginning of period	$10.86		$9.17	$8.28	$8.44

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.15 (e)	0.15 (e)	0.19	(e)
Net realized and unrealized gain (loss) on investments	0.56		1.91	1.03	(0.20)

Total from investment operations	0.54		2.06	1.18	(0.01)

Less distributions:
Dividends from net investment income	—		(0.16)	(0.15)	(0.14)
Distributions from net realized gains	—		(0.21)	(0.14)	(0.01)

Total dividends and distributions	—		(0.37)	(0.29)	(0.15)

Net asset value, end of period	$11.40		$10.86	$9.17	$8.28

Total return (b)	4.97%		22.60%	14.36%	(0.09)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$27,942		$25,591	$19,777	$16,948
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%		0.35%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.48%		0.53%	0.51%	0.55%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x).	(0.35)%		1.48%	1.70%	27.43	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.48)%		1.30%	1.54%	27.24	%(l)
Portfolio turnover rate (z)	26%		23%	23%	18%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2045 ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
EQ/Equity 500 Index Portfolio	47.2%
EQ/International Equity Index Portfolio	10.8
EQ/Small Company Index Portfolio	9.0
EQ/International ETF Portfolio	7.7
EQ/Emerging Markets Equity PLUS Portfolio	6.7
EQ/MFS International Growth Portfolio	5.9
EQ/Core Bond Index Portfolio	3.7
Multimanager Mid Cap Value Portfolio	2.6
EQ/BlackRock Basic Value Equity Portfolio	1.5
EQ/High Yield Bond Portfolio	1.3
EQ/PIMCO Ultra Short Bond Portfolio	1.0
Multimanager Mid Cap Growth Portfolio	0.9
Multimanager Aggressive Equity Portfolio	0.8
EQ/Global Bond PLUS Portfolio	0.5
EQ/Quality Bond PLUS Portfolio	0.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class B
Actual	$1,000.00	$1,051.30	$3.05
Hypothetical (5% average return before expenses)	1,000.00	1,021.82	3.01
Class K
Actual	1,000.00	1,052.20	1.78
Hypothetical (5% average return before expenses)	1,000.00	1,023.06	1.76

*   Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	41,184	$877,074
EQ/Core Bond Index Portfolio‡	205,432	2,068,231
EQ/Emerging Markets Equity PLUS Portfolio‡	383,754	3,788,749
EQ/Equity 500 Index Portfolio‡	773,569	26,639,785
EQ/Global Bond PLUS Portfolio‡	26,771	259,057
EQ/High Yield Bond Portfolio‡	67,501	713,821
EQ/International Equity Index Portfolio‡	594,557	6,103,301
EQ/International ETF Portfolio‡	638,281	4,333,192
EQ/MFS International Growth Portfolio‡	436,162	3,339,140
EQ/PIMCO Ultra Short Bond Portfolio‡	57,600	572,077
EQ/Quality Bond PLUS Portfolio‡	24,593	210,642
EQ/Small Company Index Portfolio‡	401,861	5,087,443

Multimanager Aggressive Equity Portfolio‡	10,943	$462,041
Multimanager Mid Cap Growth Portfolio*‡	50,085	529,377
Multimanager Mid Cap Value Portfolio‡	101,508	1,458,340

Total Investments (99.8%) (Cost $43,782,623)		56,442,270
Other Assets Less Liabilities (0.2%)		103,481

Net Assets (100%)		$56,545,751

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA Global Equity Managed Volatility Portfolio (a)	$9,485,862	$700,584	$7,591,292	$—	$—	$2,688,749
CharterSM Multi-Sector Bond Portfolio (b)(aa)(bb)(cc)	1,175,057	148,347	385,056	—	—	(20,597	)(dd)
EQ/BlackRock Basic Value Equity Portfolio	—	863,915	30,503	877,074	—	(17)
EQ/Core Bond Index Portfolio (aa)	1,331,031	104,347	30,207	2,068,231	—	1
EQ/Emerging Markets Equity PLUS Portfolio	—	3,678,496	40,719	3,788,749	—	(70)
EQ/Equity 500 Index Portfolio	20,211,820	5,593,271	829,215	26,639,785	—	6,893
EQ/Global Bond PLUS Portfolio	152,813	112,151	12,520	259,057	—	1
EQ/High Yield Bond Portfolio (bb)	—	591,271	13,006	713,821	—	11
EQ/International Equity Index Portfolio	1,697,579	4,274,426	143,247	6,103,301	—	(64)
EQ/International ETF Portfolio	5,163,752	—	967,337	4,333,192	—	25,663
EQ/MFS International Growth Portfolio	2,799,673	559,089	149,321	3,339,140	—	(98)
EQ/PIMCO Ultra Short Bond Portfolio	524,860	62,703	17,480	572,077	—	1
EQ/Quality Bond PLUS Portfolio (cc)	—	—	—	210,642	—	—
EQ/Small Company Index Portfolio	4,534,920	634,067	234,093	5,087,443	—	3,191
Multimanager Aggressive Equity Portfolio	448,443	96,989	107,684	462,041	—	705
Multimanager Large Cap Value Portfolio	732,272	81,579	515,477	—	—	313,396
Multimanager Mid Cap Growth Portfolio	477,423	41,992	10,165	529,377	—	1
Multimanager Mid Cap Value Portfolio	1,304,044	89,820	23,093	1,458,340	—	(34)

	$50,039,549	$17,633,047	$11,100,415	$56,442,270	$—	$3,017,732

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/Global Multi-Sector Equity Portfolio.
(b)	Formerly known as Multimanager Multi-Sector Bond Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

(aa)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Core Bond Index Portfolio in the amount of $629,546, representing 160,751 shares of CharterSM Multi-Sector Bond Portfolio and 63,106 shares of EQ/Core Bond Index Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(bb)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/High Yield Bond Portfolio in the amount of $117,776, representing 30,081 shares of CharterSM Multi-Sector Bond Portfolio and 11,343 shares of EQ/High Yield Bond Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(cc)

On April 21, 2014 the Portfolio exchanged a portion of its Class K shares in CharterSM Multi-Sector Bond Portfolio for Class K shares of the EQ/Quality Bond PLUS Portfolio in the amount of $208,316, representing 53,197 shares of CharterSM Multi-Sector Bond Portfolio and 24,593 shares of EQ/Quality Bond PLUS Portfolio, as a taxable transfer. These amounts are not reflected in the purchases and sales listed above. The amount above includes a portion of CharterSM Multi-Sector Bond Portfolio’s realized gains.

(dd)	$(21,452) of the realized gain (loss) was due to the in-kind transactions noted above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$56,442,270	$—	$56,442,270

Total Assets	$—	$56,442,270	$—	$56,442,270

Total Liabilities	$—	$—	$—	$—

Total	$—	$56,442,270	$—	$56,442,270

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$17,633,047
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$14,139,599

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,606,126
Aggregate gross unrealized depreciation	(3,276)

Net unrealized appreciation	$12,602,850

Federal income tax cost of investments	$43,839,420

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $43,782,623)	$56,442,270
Cash	163,273
Receivable from Separate Accounts for Trust shares sold	52,869
Dividends, interest and other receivables	11
Other assets	436

Total assets	56,658,859

LIABILITIES
Payable for securities purchased	24,787
Administrative fees payable	17,976
Distribution fees payable – Class B	9,129
Payable to Separate Accounts for Trust shares redeemed	4,951
Trustees’ fees payable	390
Accrued expenses	55,875

Total liabilities	113,108

NET ASSETS	$56,545,751

Net assets were comprised of:
Paid in capital	$44,328,405
Accumulated undistributed net investment income (loss)	(129,271)
Accumulated undistributed net realized gain (loss) on investments	(313,030)
Net unrealized appreciation (depreciation) on investments	12,659,647

Net assets	$56,545,751

Class B
Net asset value, offering and redemption price per share, $44,816,283 / 3,974,635 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.28

Class K
Net asset value, offering and redemption price per share, $11,729,468 / 1,039,436 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.28

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Interest	$83

EXPENSES
Administrative fees	55,271
Distribution fees – Class B	51,899
Custodian fees	39,973
Investment management fees	26,103
Professional fees	24,934
Printing and mailing expenses	3,341
Trustees’ fees	733
Miscellaneous	684

Gross expenses	202,938
Less: Waiver from investment manager	(59,638)

Net expenses	143,300

NET INVESTMENT INCOME (LOSS)	(143,217)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	3,017,732
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	(108,459)

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,909,273

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,766,056

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(143,217)	$565,769
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	3,017,732	1,391,165
Net change in unrealized appreciation (depreciation) on investments	(108,459)	7,856,977

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,766,056	9,813,911

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(456,321)
Class K	—	(142,994)

	—	(599,315)

Distributions from net realized capital gains
Class B	—	(600,131)
Class K	—	(145,166)

	—	(745,297)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(1,344,612)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 0 and 0 shares, respectively ]	—	—
Capital shares repurchased [ 0 and (63,191) shares, respectively ]	—	(630,369)

Total Class A transactions	—	(630,369)

Class B
Capital shares sold [ 414,996 and 867,017 shares, respectively ]	4,466,313	8,558,805
Capital shares issued in reinvestment of dividends and distributions [ 0 and 103,215 shares, respectively ]	—	1,056,452
Capital shares repurchased [ (160,372) and (664,972) shares, respectively ]	(1,734,449)	(6,591,730)

Total Class B transactions	2,731,864	3,023,527

Class K
Capital shares sold [ 145,997 and 237,098 shares, respectively ]	1,571,376	2,376,505
Capital shares issued in reinvestment of dividends and distributions [ 0 and 28,015 shares, respectively ]	—	288,160
Capital shares repurchased [ (67,372) and (103,717) shares, respectively ]	(725,961)	(1,016,330)

Total Class K transactions	845,415	1,648,335

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,577,279	4,041,493

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,343,335	12,510,792
NET ASSETS:
Beginning of period	50,202,416	37,691,624

End of period (a)	$56,545,751	$50,202,416

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(129,271)	$13,946

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
Class B			2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.73		$8.81	$7.87	$8.50	$7.62	$6.20

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.12 (e)	0.13 (e)	0.10 (e)	0.09 (e)	0.25	(e)
Net realized and unrealized gain (loss) on investments	0.58		2.10	1.08	(0.57)	0.92	1.47

Total from investment operations	0.55		2.22	1.21	(0.47)	1.01	1.72

Less distributions:
Dividends from net investment income	—		(0.13)	(0.13)	(0.11)	(0.09)	(0.27)
Distributions from net realized gains	—		(0.17)	(0.14)	(0.05)	(0.04)	(0.03)

Total dividends and distributions	—		(0.30)	(0.27)	(0.16)	(0.13)	(0.30)

Net asset value, end of period	$11.28		$10.73	$8.81	$7.87	$8.50	$7.62

Total return (b)	5.13%		25.31%	15.34%	(5.53)%	13.31%	27.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$44,816		$39,901	$30,093	$24,966	$24,047	$17,686
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%		0.60%	0.60%	0.60%	0.60%	0.60%
Before waivers and reimbursements (a)(f)	0.83%		0.92%	0.95%	0.99%	1.09%	1.58	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.60)%		1.22%	1.47%	1.22%	1.21%	3.78%
Before waivers and reimbursements (a)(f)(x)	(0.83)%		0.91%	1.13%	0.83%	0.71%	2.78%
Portfolio turnover rate (z)	27%		26%	25%	13%	18%	30%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,		December 1, 2011* to December 31, 2011
Class K			2013	2012
Net asset value, beginning of period	$10.72		$8.81	$7.86	$8.01

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.16 (e)	0.15 (e)	0.17	(e)
Net realized and unrealized gain (loss) on investments	0.58		2.07	1.09	(0.18)

Total from investment operations	0.56		2.23	1.24	(0.01)

Less distributions:
Dividends from net investment income	—		(0.15)	(0.15)	(0.13)
Distributions from net realized gains	—		(0.17)	(0.14)	(0.01)

Total dividends and distributions	—		(0.32)	(0.29)	(0.14)

Net asset value, end of period	$11.28		$10.72	$8.81	$7.86

Total return (b)	5.22%		25.51%	15.79%	(0.12)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,729		$10,301	$7,042	$5,521
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%		0.35%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.58%		0.67%	0.70%	0.82%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.35)%		1.63%	1.75%	26.13	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.58)%		1.31%	1.41%	25.66	%(l)
Portfolio turnover rate (z)	27%		26%	25%	13%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2014 (Unaudited)

Note 1	Organization and Significant Accounting Policies

AXA Premier VIP Trust (the “Trust”) was organized as a Delaware statutory trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with twenty-eight diversified Portfolios (each a “Portfolio”, together “the Portfolios”). The investment manager to each Portfolio is AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”).

On October 30, 2013, AXA Equitable contributed $4,000,000 in seed capital into Class B shares of each of the CharterSM Fixed Income Portfolio, CharterSM Conservative Portfolio, CharterSM Moderate Portfolio, CharterSM Moderate Growth Portfolio, CharterSM Growth Portfolio, CharterSM Aggressive Growth Portfolio, CharterSM Equity Portfolio, CharterSM International Conservative Portfolio, CharterSM International Moderate Portfolio, CharterSM International Growth Portfolio, CharterSM Income Strategies Portfolio, CharterSM Interest Rate Strategies Portfolio, CharterSM Real Assets Portfolio, CharterSM Alternative 100 Conservative Plus Portfolio, CharterSM Alternative 100 Moderate Portfolio, and CharterSM Alternative 100 Growth Portfolio.

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with certain vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect the risk of loss to be remote.

The Portfolios are types of mutual funds often described as “fund of funds”. Each of the AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio (each an “AXA Allocation Portfolio”, together the “AXA Allocation Portfolios”) and the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio, and Target 2045 Allocation Portfolio (each a “Target Allocation Portfolio”, together the “Target Allocation Portfolios”) pursues its investment objective by investing exclusively in other affiliated mutual funds within the EQ Advisors Trust, a separate registered investment company managed by FMG LLC. Each of the CharterSM Fixed Income Portfolio, CharterSM Conservative Portfolio, CharterSM Moderate Portfolio, CharterSM Moderate Growth Portfolio, CharterSM Growth Portfolio, CharterSM Aggressive Growth Portfolio, CharterSM Equity Portfolio, CharterSM International Conservative Portfolio, CharterSM International Moderate Portfolio, CharterSM International Growth Portfolio, CharterSM Income Strategies Portfolio, CharterSM Interest Rate Strategies Portfolio, CharterSM Multi-Sector Bond Portfolio, CharterSM Real Assets Portfolio, CharterSM Small Cap Growth Portfolio, CharterSM Small Cap Value Portfolio, CharterSM Alternative 100 Conservative Plus Portfolio, CharterSM Alternative 100 Moderate Portfolio, and CharterSM Alternative 100 Growth Portfolio (each a “Charter Allocation Portfolio”, together the “Charter Allocation Portfolios”) pursue its investment objective by investing exclusively in other affiliated mutual funds managed by FMG LLC and other unaffiliated investment companies or exchange-traded funds.

The Trust issues three classes of shares, Class A, Class B and Class K. The Class A and Class B shares are each subject to distribution fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, each class of shares has identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, AXA Life and Annuity Company and other affiliated or unaffiliated insurance companies and to the AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans, to other portfolios of the Trust and to portfolios of EQ Advisors Trust.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

The investment objectives of each Portfolio are as follows:

AXA Conservative Allocation Portfolio — Seeks to achieve a high level of current income.

AXA Conservative-Plus Allocation Portfolio — Seeks to achieve current income and growth of capital, with a greater emphasis on current income.

AXA Moderate Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income.

AXA Moderate-Plus Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA Aggressive Allocation Portfolio — Seeks to achieve long-term capital appreciation.

CharterSM Fixed Income Portfolio — Seeks a high level of current income.

CharterSM Conservative Portfolio — Seeks a high level of current income.

CharterSM Moderate Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

CharterSM Moderate Growth Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

CharterSM Growth Portfolio — Seeks long-term capital appreciation and current income.

CharterSM Aggressive Growth Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

CharterSM Equity Portfolio — Seeks long-term capital appreciation.

CharterSM International Conservative Portfolio — Seeks a high level of current income.

CharterSM International Moderate Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

CharterSM International Growth Portfolio — Seeks long-term capital appreciation and current income.

CharterSM Income Strategies Portfolio — Seeks a high level of current income.

CharterSM Interest Rate Strategies Portfolio — Seeks to achieve long-term total return, consistent with the preservation of capital and prudent investment management.

CharterSM Multi-Sector Bond Portfolio (formerly Multimanager Multi-Sector Bond Portfolio, name change effective April 21, 2014) — Seeks to achieve high total return through a combination of current income and capital appreciation. On April 21, 2014 Pacific Investment Management Company LLC, Post Advisory Group, LLC and SSgA Funds Management, Inc. were removed as sub-advisers to the Portfolio.

CharterSM Real Assets Portfolio — Seeks to achieve maximum real return.

CharterSM Small Cap Growth Portfolio (formerly Multimanager Small Cap Growth Portfolio, name change effective April 21, 2014) — Seeks to achieve long-term growth of capital. On April 21, 2014 BlackRock Investment Management, LLC, Lord, Abbett & Co. LLC, Morgan Stanley Investment Management Inc. and NorthPointe Capital, LLC were removed as sub-advisers to the Portfolio.

CharterSM Small Cap Value Portfolio (formerly Multimanager Small Cap Value Portfolio, name change effective April 21, 2014) — Seeks to achieve long-term growth of capital. On April 21, 2014 BlackRock Investment Management, LLC, Franklin Advisory Services, LLC, Horizon Asset Management LLC and Pacific Global Investment Management Company were removed as sub-advisers to the Portfolio.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

CharterSM Alternative 100 Conservative Plus Portfolio — Seeks long-term capital appreciation.

CharterSM Alternative 100 Moderate Portfolio — Seeks long-term capital appreciation.

CharterSM Alternative 100 Growth Portfolio — Seeks long-term capital appreciation.

Target 2015 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2025 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2035 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2045 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Equity securities (including securities issued by Exchange Traded Funds (“ETFs”)) listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price.

Convertible bonds and unlisted convertible preferred stocks are valued at prices obtained from a pricing service for such instruments or, if a pricing service price is not available, at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

Options that are traded on an exchange are valued at their last sale price or, if not available, previous day’s sales price. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

Corporate and Municipal bonds and notes may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair value of such securities. The pricing service may utilize many factors in making evaluations, including trading in similar groups of securities and any developments related to specific securities. However, when such prices are not available, such bonds and notes are valued at a bid price estimated by a broker.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues in making evaluations.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depository Receipt (“ADR”) or similar form, are valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end mutual funds (other than ETFs) held by a Portfolio will be valued at the net asset value of the shares of such funds as described in these funds’ prospectuses.

Futures contracts are valued at their last settlement price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world in making valuations.

During the six months ended June 30, 2014, the CharterSM Multi-Sector Bond Portfolio (prior to conversion, when the Portfolio was named the Multimanager Multi-Sector Bond Portfolio) held forward foreign currency contracts to either enter into exposure to certain currencies, or enter into an economic hedge against changes in the values of securities held in the Portfolio, that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for the Portfolio reflects realized gains or losses, if any, in forward currency transactions and unrealized gains or losses in forward currency exchange transactions. Further information on the impact of these positions on the Portfolio’s financial statements can be found in the Statement of Operations and Portfolio of Investments for the Portfolio.

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures adopted by the Board of Trustees (“Pricing Procedures”) of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the NAVs of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, FMG LLC (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

Various inputs are used in determining the value of a Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of June 30, 2014 is included in the Portfolio of Investments.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level. The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period. Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available market inputs to determine price. Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio. Transfers into or out of Level 3 may be due to a decline or increase in market activity (e.g., frequency of trades).

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement.

The Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and investment sub-advisers (“Advisers”) for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee evaluates variances between existing broker quotes and any alternative broker quotes provided by an Adviser or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from its pricing agent. Among other factors, particular areas of focus include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data and actions taken by other clients of the pricing vendor. The Committee also notes the materiality of holdings and price changes on portfolio NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust’s calculation of net asset values for each applicable Portfolio when the Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. At June 30, 2014, none of the Portfolios applied these procedures.

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

recorded on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the Portfolio is informed of the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized gains in each Statement of Assets and Liabilities.

Capital Gains Taxes:

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. These Portfolios have recorded a deferred tax liability with respect to unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at June 30, 2014. The accrual for capital gains and repatriation taxes for securities is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities for the Portfolios. The amounts related to capital gain taxes for securities that have been sold are included in the net realized gain (loss) on investments in the Statements of Operations for the Portfolios.

Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

Offering costs incurred during the year ended December 31, 2013 by the Portfolios shown below were:

Portfolios:	Amount
CharterSM Fixed Income	$17,579
CharterSM Conservative	17,579
CharterSM Moderate	17,579
CharterSM Moderate Growth	17,579
CharterSM Growth	17,578
CharterSM Aggressive Growth	17,717
CharterSM Equity	17,579
CharterSM International Conservative	17,579
CharterSM International Moderate	17,579
CharterSM International Growth	17,579
CharterSM Income Strategies	17,580
CharterSM Interest Rate Strategies	17,579
CharterSM Real Assets	17,579
CharterSM Alternative 100 Conservative Plus	17,578
CharterSM Alternative 100 Moderate	17,579
CharterSM Alternative 100 Growth	17,579

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

Offering costs are amortized by the Portfolios over a twelve-month period on a straight-line basis.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) market value of investment securities, other assets and liabilities — at the valuation date.

(ii) purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on a Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations, in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2013, the Portfolios did not incur any interest or penalties. Each of the tax years in the four year period ended December 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences are primarily due to differing book and tax treatments for losses due to wash sales transactions (on all Portfolios), mark-to-market of futures contracts (CharterSM Small Cap Growth Portfolio and CharterSM Small Cap Value

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Portfolio) and loss deferrals due to investments in affiliated fund of fund investments (AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio, AXA Aggressive Allocation Portfolio, Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio and Target 2045 Allocation Portfolio). In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting purposes but are considered ordinary income for tax purposes. Capital and net specified losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a Portfolio’s next taxable year. The tax composition of distributed and undistributed income and gains for the years ended December 31, 2013 and December 31, 2012, were as follows:

	Year Ended December 31, 2013				Year Ended December 31, 2012
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA Conservative Allocation	$18,270,254	$45,289,379	$205,011	$22,922,438	$21,535,657	$28,260,593	$104,917	$9,384,831
AXA Conservative-Plus Allocation	27,514,355	56,379,010	595,229	42,095,652	20,604,911	22,585,297	132,175	14,732,713
AXA Moderate Allocation	169,360,881	277,543,120	2,003,115	253,848,093	99,269,419	98,268,814	1,333,492	89,040,382
AXA Moderate-Plus Allocation	248,743,978	375,905,579	4,767,412	399,596,649	104,048,522	155,601,443	790,322	127,612,127
AXA Aggressive Allocation	94,404,107	95,566,113	1,581,492	149,692,500	31,033,744	40,227,358	584,662	45,558,105
CharterSM Fixed Income	45,191	3,835	—	—	—	—	—	—
CharterSM Conservative	49,032	13,989	—	3,692	—	—	—	—
CharterSM Moderate	50,571	13,823	—	11,497	—	—	—	—
CharterSM Moderate Growth	66,295	14,413	—	25,498	—	—	—	—
CharterSM Growth	57,484	13,539	—	26,072	—	—	—	—
CharterSM Aggressive Growth	55,632	29,641	—	13,751	—	—	—	—
CharterSM Equity	61,734	13,706	—	47,664	—	—	—	—
CharterSM International Conservative	42,859	6,447	—	—	—	—	—	—
CharterSM International Moderate	42,928	5,681	—	—	—	—	—	—
CharterSM International Growth	43,301	4,622	—	—	—	—	—	—
CharterSM Income Strategies	79,751	11,486	—	28,387	—	—	—	—
CharterSM Interest Rate Strategies	49,729	13,671	—	15,329	—	—	—	—
CharterSM Multi-Sector Bond	18,051,766	—	387,161	—	27,813,059	—	58,921	—
CharterSM Real Assets	29,039	—	—	—	—	—	—	—
CharterSM Small Cap Growth	—	—	—	—	—	—	—	—
CharterSM Small Cap Value	1,852,765	—	—	—	3,910,256	—	—	—
CharterSM Alternative 100 Conservative Plus	62,400	12,405	—	311	—	—	—	—
CharterSM Alternative 100 Moderate	56,846	10,214	—	—	—	—	—	—
CharterSM Alternative 100 Growth	42,097	3,579	—	—	—	—	—	—

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	Year Ended December 31, 2013				Year Ended December 31, 2012
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
Target 2015 Allocation	$1,276,015	$2,394,226	$15,100	$1,886,495	$1,454,770	$1,175,303	$22,763	$825,939
Target 2025 Allocation	1,695,211	1,935,819	117,533	2,364,562	1,715,941	1,066,541	6,371	1,113,934
Target 2035 Allocation	1,120,990	1,352,959	104,719	1,678,161	1,042,844	888,046	10,699	834,288
Target 2045 Allocation	637,225	707,387	42,314	1,118,265	593,411	519,252	982	511,742

Additionally, the following Portfolios had a Return of Capital during the year ended December 31, 2013.

Portfolios:	Return of Capital
CharterSM Fixed Income	$10,639
CharterSM International Conservative	10,373
CharterSM International Moderate	10,431
CharterSM International Growth	10,277
CharterSM Real Assets	15,321
CharterSM Alternative 100 Moderate	3,390
CharterSM Alternative 100 Growth	10,044

Permanent book and tax basis differences relating to shareholder distributions resulted in reclassifications to undistributed (overdistributed) net investment income (loss), accumulated net realized gain (loss) and paid-in capital at June 30, 2014, which were deemed material were as follows:

Portfolios:	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid In Capital
CharterSM Small Cap Growth	$—	$(39,045,437)	$39,045,437
CharterSM Small Cap Value	—	(26,631,701)	26,631,701

The significant permanent book and tax differences related to the adjustment above are related to reclassification of gains from class K redemption in kind transactions (CharterSM Small Cap Growth Portfolio and CharterSM Small Cap Value Portfolio).

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC Mod Act”), net capital losses recognized by the Portfolios after December 31, 2010, may get carried forward indefinitely, and retain their character as short-term and/or long term. Prior to the RIC Mod Act, net capital losses incurred by the Portfolios were carried forward for up to eight years and treated as 100% short-term. The RIC Mod Act requires that post-enactment net capital losses be used before pre-enactment net capital losses, therefore some net capital loss carryforwards that would have been utilized under prior law may expire unused. Pre-enactment and post-enactment net capital losses that will be carried forward, if any, are presented in the Portfolios of Investments.

Sale-Buybacks

The CharterSM Multi-Sector Bond Portfolio (prior to conversion, when the Portfolio was named Multimanager Multi-Sector Bond Portfolio) entered into financing transactions referred to as “sale-buybacks” during the six months ended June 30, 2014. A sale-buyback transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Portfolio’s Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the

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price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop”. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Portfolio’s Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Portfolio’s Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid to cover its obligations under sale-buyback transactions. None of the Portfolios had open sale-buybacks at June 30, 2014.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances where, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by a Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

Accounting for Derivative Instruments:

Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, a Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Portfolio’s Portfolio of Investments.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Portfolios are rights to buy or sell a futures contract for a set price in the future. Certain Portfolios buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of a Portfolio’s securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Portfolio records

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a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Portfolio’s credit risk is limited to failure of the exchange or board of trade.

The CharterSM Small Cap Growth Portfolio and the CharterSM Small Cap Value Portfolio (prior to conversion, when the Portfolios were named Multimanager Small Cap Growth Portfolio and Multimanager Small Cap Value Portfolio, respectively) used futures contracts during the six months ended June 30, 2014 to equitize cash, or to increase or decrease the level of equity exposure during periods when market volatility differed from specific thresholds set for each Portfolio. At June 30, 2014, none of the Portfolios had open exchange-traded long futures contracts. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations for each Portfolio.

Certain Portfolios make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”). Portfolios may designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in value of a Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends. The use of forward commitments may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

The Portfolios may be exposed to foreign currency risks associated with portfolio investments. During the reporting period, certain Portfolios entered into certain forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge or otherwise manage these exposures. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Portfolios on a daily basis and realized gains or losses are recorded on the settlement date of a contract.

Certain Portfolios purchased foreign currency on a spot (or cash) basis. In addition, certain Portfolios enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Portfolios may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios also buy forward foreign currency exchange contracts to gain exposure to currencies. The Portfolios

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are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Options Written:

Certain Portfolios write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Portfolios, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Market and Credit Risk:

Written options, futures contracts, forward commitments and forward foreign currency exchange contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts and over-the-counter options are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Offsetting Assets and Liabilities:

The Portfolios have adopted Accounting Standards update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“netting”) on the Statements of Assets and Liabilities that are subject to master netting arrangements or similar agreements. ASU 2011-11 was amended by ASU No. 2013-01, clarifying which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. This information will enable users of the Portfolios’ financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolios’ financial position.

For financial reporting purposes, the Portfolios do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

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Note 2 Management of the Trust

The Trust has entered into an investment management agreement (the “Management Agreement”) with FMG LLC. The Management Agreement for the Portfolios obligates the Manager to, among other things: (i) provide investment management and advisory services; (ii) render investment advice concerning the underlying funds in which to invest and the appropriate allocations for each of the Portfolios; (iii) implement and monitor the investment programs and results; (iv) apprise the Trustees/Trust of developments materially affecting the Portfolios; (v) oversee each Portfolio’s compliance with investment objectives and policies as well as the Trust’s compliance with various federal and state statutes; and (vi) carry out the directives of the Board. For the six months ended June 30, 2014, for its services under the Management Agreements, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
CharterSM Fixed Income	0.150% of average daily net assets
CharterSM Conservative	0.150% of average daily net assets
CharterSM Moderate	0.150% of average daily net assets
CharterSM Moderate Growth	0.150% of average daily net assets
CharterSM Growth	0.150% of average daily net assets
CharterSM Aggressive Growth	0.150% of average daily net assets
CharterSM Equity	0.150% of average daily net assets
CharterSM International Conservative	0.150% of average daily net assets
CharterSM International Moderate	0.150% of average daily net assets
CharterSM International Growth	0.150% of average daily net assets
CharterSM Income Strategies	0.150% of average daily net assets
CharterSM Interest Rate Strategies	0.150% of average daily net assets
CharterSM Multi-Sector Bond	0.150% of average daily net assets
CharterSM Real Assets	0.150% of average daily net assets
CharterSM Small Cap Growth	0.150% of average daily net assets
CharterSM Small Cap Value	0.150% of average daily net assets
CharterSM Alternative 100 Conservative Plus	0.150% of average daily net assets
CharterSM Alternative 100 Moderate	0.150% of average daily net assets
CharterSM Alternative 100 Growth	0.150% of average daily net assets
Target 2015 Allocation	0.100% of average daily net assets
Target 2025 Allocation	0.100% of average daily net assets
Target 2035 Allocation	0.100% of average daily net assets
Target 2045 Allocation	0.100% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $10 Billion	Next $3 Billion	Thereafter
AXA Conservative Allocation	0.100%	0.095%	0.090%
AXA Conservative-Plus Allocation	0.100%	0.095%	0.090%
AXA Moderate Allocation	0.100%	0.095%	0.090%
AXA Moderate-Plus Allocation	0.100%	0.095%	0.090%
AXA Aggressive Allocation	0.100%	0.095%	0.090%

Prior to the conversion of the CharterSM Multi-Sector Bond Portfolio, CharterSM Small Cap Growth Portfolio and CharterSM Small Cap Value Portfolio (when they were named Multimanager Multi-Sector Bond Portfolio, Multimanager Small Cap Growth Portfolio and Multimanager Small Cap Value Portfolio, respectively) on April 18, 2014, the Trust entered into a separate Management Agreement with FMG LLC. The Management Agreement for these Portfolios obligated the Manager to, among other things: (i) provide investment management services to the Trust; (ii) search for and select the Advisers for each Portfolio; (iii) monitor each Adviser’s investment programs and results; (iv) review brokerage matters; (v) oversee each Portfolio’s compliance with investment objectives and policies as well as the Trust’s compliance with various federal and state statutes; and (vi) carry out the directives of the Board.

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	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
Multimanager Small Cap Growth	0.850%	0.800%	0.775%	0.750%	0.725%
Multimanager Small Cap Value	0.850%	0.800%	0.775%	0.750%	0.725%

	(as a percentage of average daily net assets)
Portfolio:	First $500 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
Multimanager Multi-Sector Bond	0.550%	0.525%	0.500%	0.480%	0.470%

Note 3	Administrative Fees

Pursuant to an administrative agreement (“Mutual Funds Service Agreement”), the Administrator provides the Trust with necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. FMG LLC may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays to FMG LLC, as Administrator, an annual fee in accordance with the following schedule:

(i) $32,500 for each AXA Allocation and Target Allocation Portfolio whose total average annual net assets are less than $5 billion; and $32,500 for each Charter Allocation Portfolio; plus

(ii) With respect to the AXA Allocation Portfolios and Target Allocation Portfolios:

0.150% of total average net assets of the AXA Allocation Portfolios and Target Allocation Portfolios up to and including $15 billion;

0.125% of total average net assets of the AXA Allocation Portfolios and Target Allocation Portfolios in excess of $15 billion and up to and including $20 billion;

0.100% of total average net assets of the AXA Allocation Portfolios and Target Allocation Portfolios in excess of $20 billion.

To be calculated on a per Portfolio basis; and

(iii) With respect to the Charter Allocation Portfolios:

0.150% of the total average net assets.

To be calculated on a per Portfolio basis.

Prior to April 18, 2014, the administration fee for CharterSM Multi-Sector Bond Portfolio, CharterSM Small Cap Growth Portfolio and CharterSM Small Cap Value Portfolio was the following:

(i) $32,500 for each Portfolio whose total average annual net assets are less than $5 billion; plus

(ii) With respect to the Portfolios referenced the following annual fee was payable monthly:

0.150% of total average net assets of the Portfolios, together with the net assets of certain other Portfolios no longer in the Trust, up to and including $15 billion;

0.125% of total average net assets of the Portfolios, together with the net assets of certain other Portfolios no longer in the Trust, in excess of $15 billion and up to and including $30 billion;

0.100% of total average net assets of the Portfolios, together with the net assets of certain other Portfolios no longer in the Trust, in excess of $30 billion;

Pursuant to a sub-administration agreement with FMG LLC, the Sub-Administrator provides the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.

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Note 4	Custody Fees

JPMorgan Chase serves as custodian of the Trust’s portfolio securities and other assets pursuant to a Custody Agreement. The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. Under the terms of the Custody Agreement between the Trust and JPMorgan Chase, JPMorgan Chase maintains and deposits in each Portfolio’s account, cash, securities and other assets of the Portfolios. JPMorgan Chase is also required, upon the order of the Trust, to deliver securities held by JPMorgan Chase, and to make payments for securities purchased by the Trust. JPMorgan Chase has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5	Concentration of Credit Risk

During the six month period ended June 30, 2014, certain Portfolios maintained significant cash balances or significant foreign currency balances with JPMorgan Chase or its affiliates. The Portfolios were subject to credit risk should JPMorgan Chase or its affiliates been unable to fulfill their obligations. Additionally, during the six month period ended June 30, 2014, certain Portfolios held significant collateral balances with Goldman Sachs. The Portfolios were subject to credit risk should Goldman Sachs been unable to fulfill their obligations.

Note 6	Distribution Plans

The Trust has entered into distribution agreements with AXA Distributors, LLC (“AXA Distributors” or the “Distributor”), an indirect wholly-owned subsidiary of AXA Equitable and an affiliate of FMG LLC, pursuant to which the Distributor serves as the principal underwriter of the Class A, Class B and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of the Class A and Class B shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to each of the Trust’s Class A and Class B shares for which it provides service.

Note 7	Expense Limitation

FMG LLC has contractually agreed to make payments or waive its fees to limit the expenses of certain Portfolios (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which a Portfolio invests (except in the case of the AXA Allocation Portfolios), and extraordinary expenses) through April 30, 2015 (“Expense Limitation Agreement”). FMG LLC first waives its management fees, then waives its administration fees, and then reimburses a Portfolio’s expenses out of its own resources. FMG LLC may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense ratio cap. If the actual expense ratio is less than the expense cap and FMG LLC has recouped any eligible previous payments and waivers made, the Portfolio will be charged such lower expenses. The expenses as a percentage of daily average net assets (Class A and Class B shares would be 0.25% higher due to the annual fee under the Trust’s Distribution Plans) for Class K shares of each Portfolio (except the AXA Allocation Portfolios) are limited to:

Portfolios:
CharterSM Fixed Income	0.40%
CharterSM Conservative	0.40%
CharterSM Moderate	0.40%
CharterSM Moderate Growth	0.40%
CharterSM Growth	0.40%
CharterSM Aggressive Growth	0.40%

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Portfolios:
CharterSM Equity	0.40%
CharterSM International Conservative	0.40%
CharterSM International Moderate	0.40%
CharterSM International Growth	0.40%
CharterSM Income Strategies	0.40%
CharterSM Interest Rate Strategies	0.40%
CharterSM Multi-Sector Bond	0.40%
CharterSM Real Assets	0.40%
CharterSM Small Cap Growth	0.40%
CharterSM Small Cap Value	0.40%
CharterSM Alternative 100 Conservative Plus	0.40%
CharterSM Alternative 100 Moderate	0.40%
CharterSM Alternative 100 Growth	0.40%
Target 2015 Allocation	0.35%
Target 2025 Allocation	0.35%
Target 2035 Allocation	0.35%
Target 2045 Allocation	0.35%

The expenses as a percentage of daily average net assets (excluding the 0.25% annual fee under the Trust’s Distribution Plans) for each AXA Allocation Portfolio’s Class K shares (Class A and Class B shares would be 0.25% higher due to the annual fee under the Trust’s Distribution Plans) (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses, but inclusive of fees and expenses of other investment companies in which a Portfolio invests) are limited to:

Portfolios:
AXA Conservative Allocation	0.75%
AXA Conservative-Plus Allocation	0.85%
AXA Moderate Allocation	0.90%
AXA Moderate-Plus Allocation	0.95%
AXA Aggressive Allocation	1.00%

Prior to April 18, 2014 the expense limitations for the following Portfolios were as follows:

Portfolios:
CharterSM Multi-Sector Bond	0.75%
CharterSM Small Cap Growth	1.05%
CharterSM Small Cap Value	1.05%

During the six months ended June 30, 2014, FMG LLC received $533,658 in recoupment for all of the Portfolios within the Trust. Recoupments in excess of waivers during the period would be presented as Recoupment Fees in the Statement of Operations. At June 30, 2014, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

Portfolios:	2014	2015	2016	2017	Total Eligible For Reimbursement
AXA Conservative Allocation	$1,321,311	$1,620,676	$1,557,255	$718,802	$5,218,044
AXA Conservative-Plus Allocation	526,117	383,040	399,399	235,517	1,544,073
AXA Moderate Allocation	425,864	—	—	—	425,864
CharterSM Fixed Income	—	—	59,171	86,156	145,327
CharterSM Conservative	—	—	59,151	125,189	184,340
CharterSM Moderate	—	—	59,160	127,768	186,928
CharterSM Moderate Growth	—	—	59,116	128,302	187,418
CharterSM Growth	—	—	59,111	128,047	187,158
CharterSM Aggressive Growth	—	—	59,188	122,613	181,801

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

Portfolios:	2014	2015	2016	2017	Total Eligible For Reimbursement
CharterSM Equity	$—	$—	$59,165	$94,340	$153,505
CharterSM International Conservative	—	—	59,179	86,215	145,394
CharterSM International Moderate	—	—	59,180	83,086	142,266
CharterSM International Growth	—	—	59,181	79,687	138,868
CharterSM Income Strategies	—	—	59,176	86,913	146,089
CharterSM Interest Rate Strategies	—	—	59,176	85,063	144,239
CharterSM Multi-Sector Bond	—	—	—	52,324	52,324
CharterSM Real Assets	—	—	59,188	76,020	135,208
CharterSM Small Cap Growth	—	—	64,386	73,477	137,863
CharterSM Small Cap Value	—	—	58,759	46,070	104,829
CharterSM Alternative 100 Conservative Plus	—	—	59,172	79,336	138,508
CharterSM Alternative 100 Moderate	—	—	59,168	80,476	139,644
CharterSM Alternative 100 Growth	—	—	59,187	78,521	137,708
Target 2015 Allocation	42,169	94,504	123,469	53,207	313,349
Target 2025 Allocation	36,439	75,099	96,322	33,801	241,661
Target 2035 Allocation	52,044	105,127	129,802	52,390	339,363
Target 2045 Allocation	66,839	122,398	139,595	59,638	388,470

Note 8	Trustees Deferred Compensation Plan

A deferred compensation plan (the “Plan”) for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee’s services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued earnings thereon, will be disbursed to a participating Trustee in monthly installments over a five- to twenty-year period elected by such Trustee. At June 30, 2014, the total amount deferred by the Trustees participating in the Plan was $803,268.

Note 9	Percentage of Ownership by Affiliates

At June 30, 2014, AXA Equitable held investments in each of the Portfolios as follows:

Portfolios:	Percentage of Ownership
CharterSM Fixed Income	88.20%
CharterSM Conservative	52.93
CharterSM Moderate	30.39
CharterSM Moderate Growth	56.58
CharterSM Growth	38.89
CharterSM Aggressive Growth	69.43
CharterSM Equity	89.53
CharterSM International Conservative	96.04
CharterSM International Moderate	92.58
CharterSM International Growth	90.17
CharterSM Income Strategies	81.71
CharterSM Interest Rate Strategies	55.20
CharterSM Real Assets	95.52
CharterSM Alternative 100 Conservative Plus	72.11
CharterSM Alternative 100 Moderate	66.04
CharterSM Alternative 100 Growth	78.77

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

Shares of affiliated underlying investment companies may be held by the Portfolios. The following tables represent the percentage of ownership that each Portfolio has in each respective affiliated underlying investment company’s net assets as of June 30, 2014.

	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
EQ/International ETF Portfolio	—%	—%	10.63%	46.84%	17.88%
AXA Global Equity Managed Volatility Portfolio	0.20	0.98	7.81	9.77	3.18
AXA International Core Managed Volatility Portfolio	0.31	0.84	7.66	12.16	3.99
AXA International Value Managed Volatility Portfolio	0.32	0.83	5.86	11.13	6.67
AXA Large Cap Core Managed Volatility Portfolio	1.06	1.63	8.35	15.55	6.42
AXA Large Cap Growth Managed Volatility Portfolio	0.51	0.90	5.85	7.97	3.00
AXA Large Cap Value Managed Volatility Portfolio	0.11	0.40	3.43	8.67	5.48
AXA/Franklin Small Cap Value Managed Volatility Portfolio	—	0.97	13.52	26.94	11.12
AXA/Horizon Small Cap Value Portfolio	—	1.00	5.43	27.48	1.64
AXA/Lord Abbett Micro Cap Portfolio	0.66	0.72	12.04	42.14	18.66
AXA/Morgan Stanley Small Cap Growth Portfolio	0.66	0.72	12.03	42.11	18.65
AXA/Pacific Global Small Cap Value Portfolio	—	1.00	5.43	27.48	1.64
ATM International Managed Volatility Portfolio	1.13	3.34	31.45	47.27	16.81
ATM Large Cap Managed Volatility Portfolio	2.64	4.55	27.92	45.06	19.83
ATM Mid Cap Managed Volatility Portfolio	2.56	5.03	29.81	42.30	20.28
ATM Small Cap Managed Volatility Portfolio	0.14	3.04	25.07	52.16	19.58
EQ/AllianceBernstein Small Cap Growth Portfolio	0.17	1.17	11.80	19.44	5.61
EQ/BlackRock Basic Value Equity Portfolio	1.89	2.54	13.84	16.96	5.57
EQ/Boston Advisors Equity Income Portfolio	3.30	5.09	25.52	29.66	8.85
EQ/Core Bond Index Portfolio	5.00	4.05	18.89	13.02	1.29
EQ/GAMCO Small Company Value Portfolio	0.34	0.74	5.70	6.56	3.80
EQ/Global Bond PLUS Portfolio	8.83	5.55	37.52	1.78	—
EQ/High Yield Bond Portfolio	4.17	5.36	19.24	4.94	0.53
EQ/Intermediate Government Bond Portfolio	7.19	5.84	26.45	19.17	1.92
EQ/International Equity Index Portfolio	0.04	0.19	0.53	2.36	3.38

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
EQ/Large Cap Growth Index Portfolio	0.30%	1.10%	4.15%	11.68%	7.45%
EQ/MFS International Growth Portfolio	1.19	3.25	25.13	32.61	14.44
EQ/PIMCO Ultra Short Bond Portfolio	10.97	8.88	40.28	26.73	2.53
EQ/Quality Bond PLUS Portfolio	0.35	0.25	2.01	1.94	0.46
Multimanager Core Bond Portfolio	6.09	4.86	21.32	14.87	1.36
Multimanager Mid Cap Growth Portfolio	1.40	1.93	7.68	7.85	4.87
Multimanager Mid Cap Value Portfolio	0.72	4.38	19.66	7.73	3.40

	CharterSM Fixed Income		CharterSM Conservative		CharterSM Moderate	CharterSM Moderate Growth		CharterSM Growth		CharterSM Aggressive Growth
EQ/Energy ETF Portfolio	—%		0.23%		0.81%	0.73%		2.16%		1.81%
EQ/Low Volatility Global ETF Portfolio	—		0.73		2.21	1.40		2.48		1.67
AXA SmartBeta Equity Portfolio	—		0.36		1.12	0.72		1.26		0.85
AXA/Horizon Small Cap Value Portfolio	—		—		—	—		—		—
AXA/Lord Abbett Micro Cap Portfolio	—		0.03		0.08	0.06		0.11		0.07
AXA/Morgan Stanley Small Cap Growth Portfolio	—		—		—	—		—		—
AXA/Pacific Global Small Cap Value Portfolio	—		—		—	—		—		—
EQ/AllianceBernstein Small Cap Growth Portfolio	—		—	#	0.01	0.01		0.01		0.01
EQ/BlackRock Basic Value Equity Portfolio	—		—	#	0.01	0.01		0.02		0.01
EQ/Boston Advisors Equity Income Portfolio	—		—		—	—		—		—
EQ/Capital Guardian Research Portfolio	—		0.04		0.14	0.09		0.17		0.11
EQ/Convertible Securities Portfolio	2.62		3.53		4.88	2.11		2.38		0.93
EQ/Core Bond Index Portfolio	—	#	—		—	—		—		—
EQ/Emerging Markets Equity PLUS Portfolio	—		0.17		0.51	0.33		0.61		0.41
EQ/GAMCO Mergers and Acquisitions Portfolio	—		0.03		0.08	0.07		0.07		0.02
EQ/GAMCO Small Company Value Portfolio	—		—	#	0.01	0.01		0.01		0.01
EQ/Global Bond PLUS Portfolio	0.13		0.17		0.21	0.08		0.08		0.02
EQ/High Yield Bond Portfolio	0.16		0.23		0.29	0.11		0.11		0.03
EQ/Intermediate Government Bond Portfolio	0.01		0.01		0.01	—	#	—	#	—	#

#	Less than 0.005%

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

	CharterSM Fixed Income		CharterSM Conservative	CharterSM Moderate	CharterSM Moderate Growth	CharterSM Growth	CharterSM Aggressive Growth
EQ/International Equity Index Portfolio	—%		0.01%	0.03%	0.02%	0.04%	0.03%
EQ/Invesco Comstock Portfolio	—		0.04	0.11	0.07	0.13	0.09
EQ/MFS International Growth Portfolio	—		0.01	0.03	0.02	0.03	0.02
EQ/Morgan Stanley Mid Cap Growth Portfolio	—		0.01	0.03	0.02	0.04	0.03
EQ/Natural Resources PLUS Portfolio	—		0.07	0.27	0.24	0.72	0.60
EQ/PIMCO Global Real Return Portfolio	1.59		2.06	2.54	1.01	0.91	0.19
EQ/PIMCO Ultra Short Bond Portfolio	0.02		0.03	0.04	0.01	0.01	—	#
EQ/Quality Bond PLUS Portfolio	—	#	—	—	—	—	—
EQ/Real Estate PLUS Portfolio	—		0.13	0.54	0.43	1.14	0.94
EQ/T.Rowe Price Growth Stock Portfolio	—		0.01	0.04	0.03	0.05	0.03
EQ/Wells Fargo Omega Growth Portfolio	—		0.02	0.06	0.04	0.07	0.05
Multimanager Core Bond Portfolio	0.04		0.09	0.11	0.04	0.04	0.01
Multimanager Mid Cap Value Portfolio	—		0.05	0.15	0.11	0.19	0.13

#	Less than 0.005%

	CharterSM Equity	CharterSM International Conservative	CharterSM International Moderate	CharterSM International Growth	CharterSM Income Strategies	CharterSM Interest Rate Strategies
EQ/Energy ETF Portfolio	—%	—%	—%	—%	0.98%	2.89%
EQ/Low Volatility Global ETF Portfolio	2.00	0.94	1.74	2.72	—	11.18
AXA SmartBeta Equity Portfolio	1.03	0.49	0.90	1.40	—	—
AXA/Horizon Small Cap Value Portfolio	—	—	—	—	—	—
AXA/Lord Abbett Micro Cap Portfolio	0.08	—	—	—	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	—	—	—	—	—	—
AXA/Pacific Global Small Cap Value Portfolio	—	—	—	—	—	—
EQ/AllianceBernstein Small Cap Growth Portfolio	0.01	—	—	—	—	—
EQ/BlackRock Basic Value Equity Portfolio	0.01	—	—	—	—	—
EQ/Boston Advisors Equity Income Portfolio	—	—	—	—	0.08	0.08
EQ/Capital Guardian Research Portfolio	0.14	—	—	—	—	—

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

	CharterSM Equity	CharterSM International Conservative	CharterSM International Moderate	CharterSM International Growth	CharterSM Income Strategies		CharterSM Interest Rate Strategies
EQ/Convertible Securities Portfolio	—%	—%	—%	—%	—%		3.47%
EQ/Core Bond Index Portfolio	—	—	—	—	—	#	—
EQ/Emerging Markets Equity PLUS Portfolio	0.49	0.15	0.28	0.42	—		—
EQ/GAMCO Mergers and Acquisitions Portfolio	—	—	—	—	—		—
EQ/GAMCO Small Company Value Portfolio	0.01	—	—	—	—		—
EQ/Global Bond PLUS Portfolio	—	0.16	0.12	0.06	0.04		0.05
EQ/High Yield Bond Portfolio	—	—	—	—	0.21		0.05
EQ/Intermediate Government Bond Portfolio	—	—	—	—	—		—
EQ/International Equity Index Portfolio	0.03	0.01	0.02	0.03	—		—
EQ/Invesco Comstock Portfolio	0.11	—	—	—	—		—
EQ/MFS International Growth Portfolio	0.03	0.01	0.01	0.02	—		—
EQ/Morgan Stanley Mid Cap Growth Portfolio	0.03	—	—	—	—		—
EQ/Natural Resources PLUS Portfolio	—	—	—	—	0.32		1.03
EQ/PIMCO Global Real Return Portfolio	—	1.41	1.03	0.49	0.41		2.50
EQ/PIMCO Ultra Short Bond Portfolio	—	—	—	—	—		0.01
EQ/Quality Bond PLUS Portfolio	—	—	—	—	—	#	—
EQ/Real Estate PLUS Portfolio	—	0.57	1.16	2.41	1.37		1.88
EQ/T.Rowe Price Growth Stock Portfolio	0.04	—	—	—	—		—
EQ/Wells Fargo Omega Growth Portfolio	0.05	—	—	—	—		—
Multimanager Core Bond Portfolio	—	—	—	—	0.06		—
Multimanager Mid Cap Value Portfolio	0.15	—	—	—	—		—

#	Less than 0.005%

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

	CharterSM Multi- Sector Bond	CharterSM Real Assets	CharterSM Small Cap Growth	CharterSM Small Cap Value	CharterSM Alternative 100 Conservative Plus	CharterSM Alternative 100 Moderate	CharterSM Alternative 100 Growth
EQ/Energy ETF Portfolio	—%	2.98%	—%	—%	3.29%	5.18%	7.10%
EQ/Low Volatility Global ETF Portfolio	—	—	—	—	—	—	—
AXA SmartBeta Equity Portfolio	—	—	—	—	—	—	—
AXA/Horizon Small Cap Value Portfolio	—	—	—	64.41	—	—	—
AXA/Lord Abbett Micro Cap Portfolio	—	—	25.32	—	—	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	—	—	25.81	—	—	—	—
AXA/Pacific Global Small Cap Value Portfolio	—	—	—	64.42	—	—	—
EQ/AllianceBernstein Small Cap Growth Portfolio	—	—	—	—	—	—	—
EQ/BlackRock Basic Value Equity Portfolio	—	—	—	—	—	—	—
EQ/Boston Advisors Equity Income Portfolio	—	—	—	—	—	—	—
EQ/Capital Guardian Research Portfolio	—	—	—	—	—	—	—
EQ/Convertible Securities Portfolio	—	—	—	—	4.51	3.58	2.23
EQ/Core Bond Index Portfolio	1.93	—	—	—	—	—	—
EQ/Emerging Markets Equity PLUS Portfolio	—	—	—	—	—	—	—
EQ/GAMCO Mergers and Acquisitions Portfolio	—	—	—	—	0.52	0.43	0.10
EQ/GAMCO Small Company Value Portfolio	—	—	—	—	—	—	—
EQ/Global Bond PLUS Portfolio	—	—	—	—	—	—	—
EQ/High Yield Bond Portfolio	18.12	—	—	—	—	—	—
EQ/Intermediate Government Bond Portfolio	—	—	—	—	—	—	—

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

	CharterSM Multi- Sector Bond	CharterSM Real Assets	CharterSM Small Cap Growth	CharterSM Small Cap Value	CharterSM Alternative 100 Conservative Plus	CharterSM Alternative 100 Moderate	CharterSM Alternative 100 Growth
EQ/International Equity Index Portfolio	—%	—%	—%	—%	—%	—%	—%
EQ/Invesco Comstock Portfolio	—	—	—	—	—	—	—
EQ/MFS International Growth Portfolio	—	—	—	—	—	—	—
EQ/Morgan Stanley Mid Cap Growth Portfolio	—	—	—	—	—	—	—
EQ/Natural Resources PLUS Portfolio	—	1.00	—	—	1.09	1.72	2.44
EQ/PIMCO Global Real Return Portfolio	—	4.53	—	—	—	—	—
EQ/PIMCO Ultra Short Bond Portfolio	—	—	—	—	—	—	—
EQ/Quality Bond PLUS Portfolio	2.93	—	—	—	—	—	—
EQ/Real Estate PLUS Portfolio	—	2.25	—	—	1.90	2.80	3.21
EQ/T.Rowe Price Growth Stock Portfolio	—	—	—	—	—	—	—
EQ/Wells Fargo Omega Growth Portfolio	—	—	—	—	—	—	—
Multimanager Core Bond Portfolio	—	—	—	—	—	—	—
Multimanager Mid Cap Value Portfolio	—	—	—	—	—	—	—

#	Less than 0.005%

	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation
EQ/International ETF Portfolio	3.43%	7.14%	5.51%	4.08%
EQ/BlackRock Basic Value Equity Portfolio	0.10	0.10	0.05	0.05
EQ/Core Bond Index Portfolio	0.21	0.20	0.08	0.02
EQ/Emerging Markets Equity PLUS Portfolio	8.46	15.44	11.00	7.87
EQ/Equity 500 Index Portfolio	0.46	1.12	0.88	0.64
EQ/Global Bond PLUS Portfolio	1.80	1.79	0.64	0.07
EQ/High Yield Bond Portfolio	2.95	3.05	1.13	0.42
EQ/International Equity Index Portfolio	0.33	0.63	0.45	0.33
EQ/MFS International Growth Portfolio	0.22	0.45	0.36	0.26
EQ/PIMCO Ultra Short Bond Portfolio	0.24	0.26	0.11	0.03
EQ/Quality Bond PLUS Portfolio	0.12	0.11	0.05	0.01
EQ/Small Company Index Portfolio	0.21	0.77	0.65	0.50
Multimanager Aggressive Equity Portfolio	0.17	0.27	0.12	0.04
Multimanager Mid Cap Growth Portfolio	0.86	0.63	0.46	0.28
Multimanager Mid Cap Value Portfolio	1.00	1.82	0.78	0.61

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

Note 10	Substitution, Reorganization and In-Kind Transactions

At a meeting held on March 14, 2013, the Board approved a redemption in-kind transfer from the Portfolios listed below to the AXA 2000 Managed Volatility Portfolio (“TM2000”), a portfolio of EQ Advisors Trust. On July 15, 2013, shareholders of the Portfolios listed below redeemed shares through an in-kind redemption of securities and currency and contributed the securities and currency to TM2000. Valuation of these securities at the time of the redemption and subscription in-kind was in accordance with the Portfolios’ valuation policy. For GAAP purposes, the transaction was treated as a sale on the date of the redemption in-kind and the resulting gains based on the values of the securities are listed in the table below.

Portfolios	Value of securities and currency transferred	Realized Gain/(Loss)
CharterSM Small Cap Growth Portfolio	$212,972,478	$45,257,143
CharterSM Small Cap Value Portfolio	455,552,750	107,064,668

Total	$668,525,228

The realized gain is recorded in Net Realized Gain on Securities on the redeeming Portfolios’ Statements of Operations. For tax purposes, the gain is not recognized by the respective Portfolios. Additionally, the value of securities redeemed in-kind and contributed in-kind is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

At a meeting held on March 14, 2013, the Board approved a redemption in-kind transfer from CharterSM Multi-Sector Bond Portfolio (“CMSB”) to EQ/Core Bond Index Portfolio (“CBI”), a portfolio of EQ Advisors Trust. On July 29, 2013, shareholders of CMSB redeemed shares through an in-kind redemption of securities and currency to CBI. Valuation of these securities at the time of the redemption and subscription in-kind was in accordance with the Portfolios’ valuation policy. For GAAP purposes, the transaction was treated as sale and the resulting gain of $13,632,691 was recognized based on the value of the securities and currency of $615,687,112 on the date of the redemption in-kind. The realized gain is recorded in Net Realized Gain on Securities on CMSB’s Statement of Operations. For tax purposes, the gain is not recognized by CMSB. Additionally, the value of securities redeemed in-kind and contributed in-kind is excluded from CMSB’s portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

CMSB paid a redemption in-kind transfer of securities to affiliated portfolios, in the Trust, in exchange for Class K shares of CMSB. The related market value of these securities, which is excluded from CMSB’s portfolio turnover and net proceeds of sales and redemptions, and the associated gain (loss) for the transaction was as follows:

Portfolio:	Date	Market Value	Realized Gain/(Loss)
CharterSM Multi-Sector Bond Portfolio	April 21, 2014	$223,038,414	$(38,458,622)

At a meeting held on April 10, 2014, the Board approved a redemption in-kind by certain affiliated fund of funds from Class K of CharterSM Multi-Sector Bond Portfolio (known at the time of the redemption in-kind as Multimanager Multi-Sector Bond Portfolio) and a subscription in-kind to the portfolios listed below, each a portfolio of EQ Advisors Trust. On April 21, 2014, these fund of fund Portfolios redeemed shares through an in-kind redemption of securities and currency and contributed the securities and currency to the portfolios listed below. Valuation of these securities at the time of the redemption and subscription in-kind was in accordance with the Portfolios’ valuation policy. For GAAP purposes, the transaction was treated as a sale on the date of the redemption in-kind. The securities were exchanged at value and the transaction was considered as a taxable event.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

Portfolios	Value of securities and currency received
EQ/Core Bond Index Portfolio (a)	$146,930,927
EQ/High Yield Bond Portfolio (a)	27,488,183
EQ/Quality Bond PLUS Portfolio (a)	48,619,304

$223,038,414

(a)	A portfolio of EQ Advisors Trust

On April 21, 2014, Multimanager Multi-Sector Bond Portfolio converted to a fund of fund structure and changed its name to CharterSM Multi-Sector Bond Portfolio (“CMSB”). In conjunction with this conversion, CMSB exchanged the holdings representing its Class A and B shareholders for Class K shares of the portfolios listed below. Valuation of these securities at the time of the subscription in-kind was in accordance with the Portfolios’ valuation policy. The securities were exchanged at value and the transaction was considered as a taxable event. The realized loss associated with the transaction was $(43,200,835).

Portfolios	Value of securities and currency received
EQ/Core Bond Index Portfolio (a)	$165,032,931
EQ/High Yield Bond Portfolio (a)	30,890,166
EQ/Quality Bond PLUS Portfolio (a)	54,617,485

$250,540,582

(a)	A portfolio of EQ Advisors Trust

The realized gain is recorded in Net Realized Gain on Securities on the redeeming portfolios’ Statements of Operations. For tax purposes, the gain is not recognized by the redeeming portfolios. Additionally, the value of securities redeemed in-kind and contributed in-kind is excluded from the respective portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

At a meeting held on March 11, 2014, the Board approved the conversion of the CharterSM Small Cap Growth Portfolio (“CSCG”), known at the time as Multimanager Small Cap Growth Portfolio, into a fund-of-funds structure. The conversion was effected on April 21, 2014. In connection with the conversion, CSCG transferred its securities and currency into AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio in exchange for Class K shares of those portfolios. This was accomplished through a nontaxable transfer. For financial reporting purposes, the Class K shares of AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio issued to CSCG and the securities transferred from CSCG to AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio were recorded at fair value; however, the cost basis of the securities transferred from CSCG was carried forward to AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio and the cost basis of shares issued to CSCG maintained the cost basis of the contributed securities. Additionally, the value of securities transferred from CSCG to AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

Portfolios:	Class K Shares Issued	Value of Securities and Currency Received	Cost of Securities and Currency Received
AXA/Lord Abbett Micro Cap Portfolio (a)	11,525,821	$115,258,210	$110,141,967
AXA/Morgan Stanley Small Cap Growth Portfolio (a)	27,239,130	272,391,299	224,447,542

(a)	A portfolio of EQ Advisors Trust.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

Simultaneous with the conversion, certain AXA Allocation Portfolios that held shares of CSCG redeemed their shares of CSCG in-kind and received Class K shares of the AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio. Valuation of these securities transferred was in accordance with the Portfolios’ valuation policy. For GAAP purposes, the transaction was treated as a sale on conversion date and the resulting gains based on the values of the securities transferred are listed in the table below. The realized gain is recorded in Net Realized Gain on Securities on CSCG’s Statement of Operations. For tax purposes, the gain is not recognized by CSCG. This gives rise to a permanent book and tax difference. Additionally, for financial reporting purposes, the cost basis of the shares held by the AXA Allocation Portfolios of CSCG carry forward to the shares received of AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio. The value of shares redeemed in-kind from CSCG and contributed in-kind to the AXA Allocation Portfolios is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

Portfolios:	Class K Shares Issued	Value of Securities and Currency Received	Cost of Securities and Currency Received
AXA/Lord Abbett Micro Cap Portfolio (a)	8,481,544	$84,815,439	$81,050,532
AXA/Morgan Stanley Small Cap Growth Portfolio (a)	20,044,548	200,445,482	165,164,952

(a)	A portfolio of EQ Advisors Trust.

At a meeting held on March 11, 2014, the Board approved the conversion of the CharterSM Small Cap Value Portfolio (“CSCV”), known at the time as Multimanager Small Cap Value Portfolio, into a fund-of-funds structure. The conversion was effected on April 21, 2014. In connection with the conversion, CSCV transferred its securities and currency into AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Micro Cap Portfolio in exchange for Class K shares of those portfolios. This was accomplished through a nontaxable transfer. For financial reporting purposes, the Class K shares of AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Micro Cap Portfolio issued to CSCV and the securities transferred from CSCV to AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Micro Cap Portfolio were recorded at fair value; however, the cost basis of the securities transferred from CSCV was carried forward to AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Micro Cap Portfolio and the cost basis of shares issued to CSCV maintained the cost basis of the contributed securities. Additionally, the value of securities transferred from CSCV to AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Micro Cap Portfolio is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

Portfolios:	Class K Shares Issued	Value of Securities and Currency Received	Cost of Securities and Currency Received
AXA/Horizon Small Cap Value Portfolio (a)	15,283,496	$152,834,960	$116,866,037
AXA/Pacific Global Micro Cap Portfolio (a)	15,767,592	157,675,921	117,774,314

(a)	A portfolio of EQ Advisors Trust.

Simultaneous with the conversion, certain AXA Allocation Portfolios that held shares of CSCV redeemed their shares of CSCV in-kind and received Class K shares of the AXA/Horizon Small Cap Value Portfolio and the AXA/Pacific Global Micro Cap Portfolio. Valuation of these securities transferred was in accordance with the Portfolios’ valuation policy. For GAAP purposes, the transaction was treated as a sale on conversion date and the resulting gains based on the values of the securities transferred are listed in the table below. The realized gain is recorded in Net Realized Gain on Securities on CSCV’s Statement of Operations. For tax purposes, the gain is not recognized by CSCV. This gives rise to a permanent book and tax difference. Additionally, for financial reporting purposes, the cost basis of the shares held by the AXA Allocation Portfolios of CSCV carry forward

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

to the shares received of AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Micro Cap Portfolio. The value of shares redeemed in-kind from CSCV and contributed in-kind to the AXA Allocation Portfolios is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

Portfolios:	Class K Shares Issued	Value of Securities and Currency Received	Cost of Securities and Currency Received
AXA/Horizon Small Cap Value Portfolio (a)	5,364,738	$53,647,378	$41,021,743
AXA/Pacific Global Micro Cap Portfolio (a)	5,534,663	55,346,628	41,340,562

(a)	A portfolio of EQ Advisors Trust.

After the close of business on June 13, 2014, AXA International Core Managed Volatility Portfolio, a portfolio of the EQ Advisors Trust, acquired the net assets of the Multimanager International Equity Portfolio pursuant to a Plan of Reorganization and Termination as approved by shareholders on May 21, 2014. For accounting purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the AXA International Core Managed Volatility Portfolio issuing 1,227,371 Class IA shares, 9,620,437 Class IB shares and 20,710,293 Class K shares (valued at $13,247,592, $103,962,228 and $223,812,508, respectively) in exchange for 1,085,178 Class A shares, 8,531,874 Class B shares and 18,334,569 Class K shares of the Multimanager International Equity Portfolio, respectively. The securities held by Multimanager International Equity Portfolio, with a fair value of $264,873,592 and identified cost of $205,808,016 at June 13, 2014, were the principal assets acquired by AXA International Core Managed Volatility Portfolio. For financial reporting purposes, assets received and shares issued by AXA International Core Managed Volatility Portfolio were recorded at fair value; however, the cost basis of the investments from Multimanager International Equity Portfolio was carried forward to align ongoing reporting of AXA International Core Managed Volatility Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Multimanager International Equity Portfolio’s net assets at the merger date of $341,022,328, including $55,415,321 of unrealized appreciation (including foreign currency translations), were combined with those of AXA International Core Managed Volatility Portfolio. Assuming the acquisition had been completed January 1, 2014, the beginning of the annual reporting period of AXA International Core Managed Volatility Portfolio, pro forma results of operations for the six months ended June 30, 2014 would include net investment income of $27,349,656, and net gain on investments of $82,095,257, resulting in an increase in net assets from operations of $109,444,913. Because the combined investment portfolios have been managed as a single integrated portfolio since acquisition date, it is not practicable to separate the amounts of revenue and earnings of the Multimanager International Equity Portfolio that have been included in AXA International Core Managed Volatility Portfolio’s statement of operations since the merger date, June 13, 2014. Prior to the combination, the net assets of the AXA International Core Managed Volatility Portfolio totaled $1,921,786,050. Immediately after the combination, the net assets of the AXA International Core Managed Volatility Portfolio totaled $2,262,808,378.

After the close of business on June 13, 2014, AXA Large Cap Value Managed Volatility Portfolio, a portfolio of EQ Advisors Trust, acquired the net assets of the Multimanager Large Cap Value Portfolio pursuant to a Plan of Reorganization and Termination as approved by shareholders on May 21, 2014. For accounting purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the AXA Large Cap Value Managed Volatility Portfolio issuing 697,490 Class IA shares, 5,954,139 Class IB shares and 39,587,692 Class K shares (valued at $10,605,466, $90,323,958 and $602,585,067, respectively) in exchange for 748,267 Class A shares, 6,372,771 Class B shares and 42,512,824 Class K shares of the

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

Multimanager Large Cap Value Portfolio, respectively. The securities held by Multimanager Large Cap Value Portfolio, with a fair value of $654,514,472 and identified cost of $469,160,558 at June 13, 2014, were the principal assets acquired by AXA Large Cap Value Managed Volatility Portfolio. For financial reporting purposes, assets received and shares issued by AXA Large Cap Value Managed Volatility Portfolio were recorded at fair value; however, the cost basis of the investments from Multimanager Large Cap Value Portfolio was carried forward to align ongoing reporting of AXA Large Cap Value Managed Volatility Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Multimanager Large Cap Value Portfolio’s net assets at the merger date of $703,514,491, including $185,355,745 of unrealized appreciation (including foreign currency translations), were combined with those of AXA Large Cap Value Managed Volatility Portfolio. Assuming the acquisition had been completed January 1, 2014, the beginning of the annual reporting period of AXA Large Cap Value Managed Volatility Portfolio, pro forma results of operations for the six months ended June 30, 2014 would include net investment income of $46,490,974, and net gain on investments of $395,698,906, resulting in an increase in net assets from operations of $442,189,880. Because the combined investment portfolios have been managed as a single integrated portfolio since acquisition date, it is not practicable to separate the amounts of revenue and earnings of the Multimanager Large Cap Value Portfolio that have been included in AXA Large Cap Value Managed Volatility Portfolio’s statement of operations since the merger date, June 13, 2014. Prior to the combination, the net assets of the AXA Large Cap Core Managed Volatility Portfolio totaled $5,492,634,494. Immediately after the combination, the net assets of the AXA Large Cap Value Managed Volatility Portfolio totaled $6,196,148,985.

After the close of business on June 13, 2014, the Multimanager Aggressive Equity Portfolio merged into the Multimanager Aggressive Equity Portfolio of the EQ Advisors Trust.

After the close of business on June 13, 2014, the Multimanager Core Bond Portfolio merged into the Multimanager Core Bond Portfolio of the EQ Advisors Trust.

After the close of business on June 13, 2014, the Multimanager Mid Cap Growth Portfolio merged into the Multimanager Mid Cap Growth Portfolio of the EQ Advisors Trust.

After the close of business on June 13, 2014, the Multimanager Mid Cap Value Portfolio merged into the Multimanager Mid Cap Value Portfolio of the EQ Advisors Trust.

After the close of business on June 13, 2014, the Multimanager Technology Portfolio merged into the Multimanager Technology Portfolio of the EQ Advisors Trust.

After the close of business on June 20, 2014, AXA Large Cap Core Managed Volatility Portfolio, a portfolio of EQ Advisors Trust, acquired the net assets of the Multimanager Large Cap Core Equity Portfolio pursuant to a Plan of Reorganization and Termination as approved by shareholders on May 21, 2014. For accounting purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the AXA Large Cap Core Managed Volatility Portfolio issuing 455,032 Class IA shares, 2,605,118 Class IB shares and 61,392,015 Class K shares (valued at $4,192,472, $24,006,105 and $566,285,754, respectively) in exchange for 277,949 Class A shares, 1,591,777 Class B shares and 37,543,888 Class K shares of the Multimanager Large Cap Core Equity Portfolio, respectively. The securities held by Multimanager Large Cap Core Equity Portfolio, with a fair value of $566,262,874 and identified cost of $381,825,192 at June 20, 2014, were the principal assets acquired by AXA Large Cap Core Managed Volatility Portfolio. For financial reporting purposes, assets received and shares issued by AXA Large Cap Core Managed Volatility Portfolio were recorded at fair value; however, the cost basis of the investments from Multimanager Large Cap Core Portfolio was carried forward to align ongoing reporting of AXA Large Cap Core Managed Volatility Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Multimanager Large Cap Core Equity Portfolio’s net assets at the merger date of $594,484,331, including $184,439,801 of unrealized appreciation (including foreign currency translations), were combined with those of AXA Large Cap

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

Core Managed Volatility Portfolio. Assuming the acquisition had been completed January 1, 2014, the beginning of the annual reporting period of AXA Large Cap Core Managed Volatility Portfolio, pro forma results of operations for the six months ended June 30, 2014 would include net investment income of $13,855,257, and net gain on investments of $151,165,644, resulting in an increase in net assets from operations of $165,020,901. Because the combined investment portfolios have been managed as a single integrated portfolio since acquisition date, it is not practicable to separate the amounts of revenue and earnings of the Multimanager Large Cap Core Equity Portfolio that have been included in AXA Large Cap Core Managed Volatility Portfolio’s statement of operations since the merger date, June 20, 2014. Prior to the combination, the net assets of the AXA Large Cap Core Managed Volatility Portfolio totaled $2,373,240,673. Immediately after the combination, the net assets of the AXA Large Cap Core Managed Volatility Portfolio totaled $2,967,725,004.

Note 11	Subsequent Events

The Manager evaluated subsequent events from June 30, 2014, the date of these financial statements, through the date these financial statements were issued and available. There were no subsequent events.

Note 12	Pending Legal Proceedings

In July 2011, a lawsuit was filed in the United States District Court of the District of New Jersey, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC (“Sivolella Litigation”). The lawsuit was filed derivatively on behalf of eight portfolios of EQ Advisors Trust, which is also managed by FMG LLC: EQ/Common Stock Index Portfolio; EQ/Equity Growth PLUS Portfolio; EQ/Equity 500 Index Portfolio; EQ/Large Cap Value PLUS Portfolio; EQ/Global Multi-Sector Equity Portfolio; EQ/Mid Cap Value PLUS Portfolio; EQ/Intermediate Government Bond Index Portfolio; and EQ/GAMCO Small Company Value Portfolio (the “Sivolella Portfolios”). The lawsuit seeks recovery under Section 36(b) of the 1940 Act, for alleged excessive fees paid to FMG LLC and AXA Equitable (the “Defendants”) for investment management services. The Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of all fees paid, interest, costs and fees. In October 2011, FMG LLC and AXA Equitable filed a motion to dismiss the complaint. In November 2011, plaintiff filed an amended complaint seeking the same relief, but adding new claims under: (1) Section 26(f) of the 1940 Act alleging that the variable annuity contracts sold by the Defendants charged excessive management fees, and seeking restitution and rescission of those contracts under Section 47(b) of the 1940 Act; and (2) a claim for unjust enrichment. The Defendants filed a motion to dismiss the Amended Complaint in December 2011. In May 2012, the Plaintiff voluntarily dismissed the Section 26(f) claim seeking restitution and rescission under Section 47(b). In September 2012, the United States District Court for the District of New Jersey denied the motion to dismiss the Amended Complaint as it related to the Section 36(b) claim and granted the motion as it related to the unjust enrichment claim.

In January 2013, a second lawsuit was filed in the United States District Court of the District of New Jersey by a group of plaintiffs asserting substantially similar claims under Section 36(b) and seeking substantially similar damages as in the Sivolella Litigation. The lawsuit entitled Glenn D. Sanford, et al. v. AXA Equitable Funds Management Group, LLC (“Sanford Litigation”), was filed derivatively on behalf of the EQ/PIMCO Ultra Short Bond Portfolio, the EQ/T. Rowe Price Growth Stock Portfolio, the EQ/Global Bond PLUS Portfolio, and the EQ/Core Bond Index Portfolio, in addition to four of the Sivolella Portfolios. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the Court consolidated the two lawsuits.

In April 2013, the Plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the 1940 Act for recovery of alleged excessive fees paid to FMG LLC in its capacity as the Administrator of EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs, and fees.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Concluded)

June 30, 2014 (Unaudited)

No portfolios within the Trust are a party to the Sivolella or Sanford Matters and any potential damages would be the responsibility of the defendants. Therefore, no liability for litigation relating to these matters has been accrued in the financial statements of the Portfolios.

On November 1, 2010, the Trust and EQ Advisors Trust, and several of their respective portfolios, were named as defendants and putative members of the proposed defendant class of shareholders in a lawsuit brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the United States Bankruptcy Court for the District of Delaware regarding Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The lawsuit relates to amounts paid to the Trust and EQ Advisors Trust, and several of their respective portfolios, as holders of publicly-traded shares of Tribune Company, which were components of certain broad-based securities market indices, for which there were public tender offers during 2007. The suit seeks return of the share price received by Tribune Company shareholders in the tender offers plus interest and attorneys’ fees and expenses.

The Committee’s suit has been consolidated with a number of related lawsuits around the United States into a single multi-district litigation proceeding now pending in the United States District Court for the Southern District of New York (In re: Tribune Company Fraudulent Conveyance Litigation).

The lawsuits do not allege any misconduct by the Trust, or its portfolios. The portfolios cannot predict the outcome of these lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the portfolios, the payment of such judgments or settlements could have an adverse effect on each portfolio’s net asset value.

PROXY VOTING RESULTS (UNAUDITED)

At a Special Meeting of Shareholders held on May 21, 2014, shareholders of the Multimanager Aggressive Equity Portfolio approved the Plan of Reorganization and Termination between the Trust and EQ Advisors Trust, pursuant to which the Portfolio was reorganized into the Multimanager Aggressive Equity Portfolio, a series of EQ Advisors Trust, at the close of business on June 13, 2014. The results of the shareholder vote are as follows:

For	Against	Abstained
24,345,731.802	1,601,209.268	1,773,684.256

At a Special Meeting of Shareholders held on May 21, 2014, shareholders of the Multimanager Technology Portfolio approved the Plan of Reorganization and Termination between the Trust and EQ Advisors Trust, pursuant to which the Portfolio was reorganized into the Multimanager Technology Portfolio, a series of EQ Advisors Trust, at the close of business on June 13, 2014. The results of the shareholder vote are as follows:

For	Against	Abstained
33,593,598.438	1,640,486.484	3,685,541.078

At a Special Meeting of Shareholders held on May 21, 2014, shareholders of the Multimanager Core Bond Portfolio approved the Plan of Reorganization and Termination between the Trust and EQ Advisors Trust, pursuant to which the Portfolio was reorganized into the Multimanager Core Bond Portfolio, a series of EQ Advisors Trust, at the close of business on June 13, 2014. The results of the shareholder vote are as follows:

For	Against	Abstained
61,739,729.002	2,487,950.281	4,056,727.930

At a Special Meeting of Shareholders held on May 21, 2014, shareholders of the Multimanager Mid Cap Growth Portfolio approved the Plan of Reorganization and Termination between the Trust and EQ Advisors Trust, pursuant to which the Portfolio was reorganized into the Multimanager Mid Cap Growth Portfolio, a series of EQ Advisors Trust, at the close of business on June 13, 2014. The results of the shareholder vote are as follows:

For	Against	Abstained
17,096,644.017	576,654.028	1,053,536.451

At a Special Meeting of Shareholders held on May 21, 2014, shareholders of the Multimanager Mid Cap Value Portfolio approved the Plan of Reorganization and Termination between the Trust and EQ Advisors Trust, pursuant to which the Portfolio was reorganized into the Multimanager Mid Cap Value Portfolio, a series of EQ Advisors Trust, at the close of business on June 13, 2014. The results of the shareholder vote are as follows:

For	Against	Abstained
15,841,535.477	588,121.814	1,018,796.247

At a Special Meeting of Shareholders held on May 21, 2014, shareholders of the Multimanager Large Cap Value Portfolio approved the Plan of Reorganization and Termination between the Trust and EQ Advisors Trust, pursuant to which the Portfolio was reorganized into the AXA Large Cap Value Managed Volatility Portfolio (f/k/a EQ/Large Cap Value PLUS Portfolio), a series of EQ Advisors Trust, at the close of business on June 13, 2014. The results of the shareholder vote are as follows:

For	Against	Abstained
45,504,118.878	1,217,728.780	2,930,451.007

At a Special Meeting of Shareholders held on May 21, 2014, shareholders of the Multimanager International Equity Portfolio approved the Plan of Reorganization and Termination between the Trust and EQ Advisors Trust, pursuant to which the Portfolio was reorganized into the AXA International Core Managed Volatility Portfolio (f/k/a EQ/International Core PLUS Portfolio), a series of EQ Advisors Trust, at the close of business on June 13, 2014. The results of the shareholder vote are as follows:

For	Against	Abstained
27,447,229.128	592,760.770	762,842.592

At a Special Meeting of Shareholders held on May 21, 2014, shareholders of the Multimanager Large Cap Core Equity Portfolio approved the Plan of Reorganization and Termination between the Trust and EQ Advisors Trust, pursuant to which the Portfolio was reorganized into the AXA Large Cap Core Managed Volatility Portfolio (f/k/a EQ/Large Cap Core PLUS Portfolio), a series of EQ Advisors Trust, at the close of business on June 20, 2014. The results of the shareholder vote are as follows:

For	Against	Abstained
37,895,183.096	1,034,589.684	1,890,102.835

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-877-222-2144 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.axa-equitablefunds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. You may also review and obtain copies at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not required.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Semi-Annual Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940 as amended, (“1940 Act”), that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable for the reporting period.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002—filed herewith.

(b)     Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002—filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
September 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
September 3, 2014

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer
September 3, 2014